JNLNY Separate Account I

Financial Statements

December 31, 2021

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I	JNL Bond Index Fund - Class I	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Emerging Markets Index Fund - Class I	JNL Growth Allocation Fund - Class A
Assets
Investments, at fair value	$114,647,291	$269,435	$—	$54,963,164	$—	$—	$174,615,503
Receivables:
Investments in Fund shares sold	5,579	9	—	3,957	—	—	16,112
Investment Division units sold	383	—	—	—	—	—	238,233
Total assets	114,653,253	269,444	—	54,967,121	—	—	174,869,848

Liabilities
Payables:
Investments in Fund shares purchased	383	—	—	—	—	—	238,233
Investment Division units redeemed	1,267	6	—	2,182	—	—	9,523
Insurance fees due to Jackson
of New York	4,312	3	—	1,775	—	—	6,589
Total liabilities	5,962	9	—	3,957	—	—	254,345
Net assets	$114,647,291	$269,435	$—	$54,963,164	$—	$—	$174,615,503

Investments in Funds, shares outstanding	5,822,615	13,512	—	3,819,539	—	—	8,774,648
Investments in Funds, at cost	$75,509,819	$237,279	$—	$48,724,166	$—	$—	$113,159,670

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I	JNL Bond Index Fund - Class I(a)	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Emerging Markets Index Fund - Class I(a)	JNL Growth Allocation Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	1,508,973	1,556	—	630,683	—	—	2,411,785
Total expenses	1,508,973	1,556	—	630,683	—	—	2,411,785
Net investment income (loss)	(1,508,973)	(1,556)	—	(630,683)	—	—	(2,411,785)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	6,289,341	108,006	—	1,583,737	—	—	12,936,523
Net change in unrealized appreciation
(depreciation) on investments	8,923,777	(40,032)	—	341,845	—	—	8,431,434
Net realized and unrealized gain (loss)	15,213,118	67,974	—	1,925,582	—	—	21,367,957

Net change in net assets
from operations	$13,704,145	$66,418	$—	$1,294,899	$—	$—	$18,956,172

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 26, 2021. The Statement of Operations is from April 26, 2021 through December 31, 2021.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL Growth Allocation Fund - Class I	JNL International Index Fund - Class I	JNL iShares Tactical Growth Fund - Class A	JNL iShares Tactical Growth Fund - Class I	JNL iShares Tactical Moderate Fund - Class A	JNL iShares Tactical Moderate Fund - Class I	JNL iShares Tactical Moderate Growth Fund - Class A
Assets
Investments, at fair value	$227,079	$—	$41,382,227	$261,158	$19,348,673	$—	$32,987,747
Receivables:
Investments in Fund shares sold	3	—	4,999	3	14,671	—	1,487
Investment Division units sold	—	—	—	—	—	—	20,000
Total assets	227,082	—	41,387,226	261,161	19,363,344	—	33,009,234

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	20,000
Investment Division units redeemed	—	—	3,770	—	14,093	—	457
Insurance fees due to Jackson
of New York	3	—	1,229	3	578	—	1,030
Total liabilities	3	—	4,999	3	14,671	—	21,487
Net assets	$227,079	$—	$41,382,227	$261,158	$19,348,673	$—	$32,987,747

Investments in Funds, shares outstanding	11,264	—	2,382,396	14,966	1,421,651	—	2,122,764
Investments in Funds, at cost	$151,100	$—	$34,438,674	$226,653	$17,721,073	$—	$28,111,649

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL Growth Allocation Fund - Class I	JNL International Index Fund - Class I(a)	JNL iShares Tactical Growth Fund - Class A	JNL iShares Tactical Growth Fund - Class I	JNL iShares Tactical Moderate Fund - Class A	JNL iShares Tactical Moderate Fund - Class I	JNL iShares Tactical Moderate Growth Fund - Class A
Investment Income
Dividends	$—	$—	$382,688	$2,953	$223,999	$—	$358,523
Expenses
Asset-based charges	1,003	—	404,503	1,109	195,249	—	357,540
Total expenses	1,003	—	404,503	1,109	195,249	—	357,540
Net investment income (loss)	(1,003)	—	(21,815)	1,844	28,750	—	983

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	897,242	5,646	294,314	—	607,003
Investments	3,605	—	980,554	11,128	431,284	—	849,118
Net change in unrealized appreciation
(depreciation) on investments	24,124	—	2,729,165	15,989	338,935	—	1,546,551
Net realized and unrealized gain (loss)	27,729	—	4,606,961	32,763	1,064,533	—	3,002,672

Net change in net assets
from operations	$26,726	$—	$4,585,146	$34,607	$1,093,283	$—	$3,003,655

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 26, 2021. The Statement of Operations is from April 26, 2021 through December 31, 2021.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL iShares Tactical Moderate Growth Fund - Class I	JNL Mid Cap Index Fund - Class I	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I	JNL Multi-Manager Alternative Fund - Class A
Assets
Investments, at fair value	$1,968,972	$—	$140,184,285	$129,383	$290,569,462	$157,605	$16,123,818
Receivables:
Investments in Fund shares sold	22	—	64,763	2	23,409	2	574
Investment Division units sold	—	—	17,776	—	15,409	—	—
Total assets	1,968,994	—	140,266,824	129,385	290,608,280	157,607	16,124,392

Liabilities
Payables:
Investments in Fund shares purchased	—	—	17,776	—	15,409	—	—
Investment Division units redeemed	—	—	59,387	—	12,285	—	86
Insurance fees due to Jackson
of New York	22	—	5,376	2	11,124	2	488
Total liabilities	22	—	82,539	2	38,818	2	574
Net assets	$1,968,972	$—	$140,184,285	$129,383	$290,569,462	$157,605	$16,123,818

Investments in Funds, shares outstanding	126,297	—	8,112,517	7,389	15,277,048	8,179	1,364,113
Investments in Funds, at cost	$1,808,219	$—	$110,828,857	$103,217	$208,818,444	$135,114	$14,639,478

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL iShares Tactical Moderate Growth Fund - Class I	JNL Mid Cap Index Fund - Class I(a)	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I	JNL Multi-Manager Alternative Fund - Class A
Investment Income
Dividends	$26,187	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	7,750	—	1,995,663	570	4,135,961	819	159,278
Total expenses	7,750	—	1,995,663	570	4,135,961	819	159,278
Net investment income (loss)	18,437	—	(1,995,663)	(570)	(4,135,961)	(819)	(159,278)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	36,512	—	—	—	—	—	—
Investments	7,100	—	5,592,814	204	14,679,981	12,376	280,235
Net change in unrealized appreciation
(depreciation) on investments	141,596	—	4,511,980	9,151	13,794,176	4,176	62,651
Net realized and unrealized gain (loss)	185,208	—	10,104,794	9,355	28,474,157	16,552	342,886

Net change in net assets
from operations	$203,645	$—	$8,109,131	$8,785	$24,338,196	$15,733	$183,608

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 26, 2021. The Statement of Operations is from April 26, 2021 through December 31, 2021.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL Multi-Manager Alternative Fund - Class I	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class I	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class I	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I
Assets
Investments, at fair value	$230,249	$79,727,828	$488,672	$43,809,798	$73,900	$29,107,034	$1,041,114
Receivables:
Investments in Fund shares sold	3	28,502	141	2,929	1	1,839	128
Investment Division units sold	—	18,550	—	9,885	—	52,440	—
Total assets	230,252	79,774,880	488,813	43,822,612	73,901	29,161,313	1,041,242

Liabilities
Payables:
Investments in Fund shares purchased	—	18,550	—	9,885	—	52,440	—
Investment Division units redeemed	—	25,439	135	1,242	—	761	112
Insurance fees due to Jackson
of New York	3	3,063	6	1,687	1	1,078	16
Total liabilities	3	47,052	141	12,814	1	54,279	128
Net assets	$230,249	$79,727,828	$488,672	$43,809,798	$73,900	$29,107,034	$1,041,114

Investments in Funds, shares outstanding	19,252	7,068,070	43,131	2,783,342	4,654	1,441,656	51,060
Investments in Funds, at cost	$225,966	$63,136,502	$460,051	$42,979,284	$73,845	$22,170,588	$781,520

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL Multi-Manager Alternative Fund - Class I	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class I	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class I(a)	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I
Investment Income
Dividends	$—	$1,051,092	$7,520	$146,999	$247	$—	$—
Expenses
Asset-based charges	821	1,209,208	1,902	413,396	228	320,329	4,456
Total expenses	821	1,209,208	1,902	413,396	228	320,329	4,456
Net investment income (loss)	(821)	(158,116)	5,618	(266,397)	19	(320,329)	(4,456)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	309,191	517	—	—
Investments	1,844	4,868,135	24,249	63,069	1,116	1,429,488	4,751
Net change in unrealized appreciation
(depreciation) on investments	1,483	(5,576,242)	(32,299)	799,724	55	3,398,245	161,811
Net realized and unrealized gain (loss)	3,327	(708,107)	(8,050)	1,171,984	1,688	4,827,733	166,562

Net change in net assets
from operations	$2,506	$(866,223)	$(2,432)	$905,587	$1,707	$4,507,404	$162,106

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 26, 2021. The Statement of Operations is from April 26, 2021 through December 31, 2021.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class I	JNL S&P 500 Index Fund - Class I	JNL Small Cap Index Fund - Class I	JNL/American Funds Balanced Fund - Class A
Assets
Investments, at fair value	$205,577,221	$1,967,014	$114,922,313	$148,375	$16,749,502	$—	$183,224,797
Receivables:
Investments in Fund shares sold	77,085	289	24,263	2	218	—	30,535
Investment Division units sold	44,009	—	2,932	—	—	—	150,027
Total assets	205,698,315	1,967,303	114,949,508	148,377	16,749,720	—	183,405,359

Liabilities
Payables:
Investments in Fund shares purchased	44,009	—	2,932	—	—	—	150,027
Investment Division units redeemed	69,120	262	19,723	—	—	—	23,411
Insurance fees due to Jackson
of New York	7,965	27	4,540	2	218	—	7,124
Total liabilities	121,094	289	27,195	2	218	—	180,562
Net assets	$205,577,221	$1,967,014	$114,922,313	$148,375	$16,749,502	$—	$183,224,797

Investments in Funds, shares outstanding	4,258,902	38,366	6,208,661	7,935	820,652	—	11,458,712
Investments in Funds, at cost	$149,112,175	$1,864,856	$96,735,479	$140,626	$12,486,501	$—	$145,554,665

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class I	JNL S&P 500 Index Fund - Class I	JNL Small Cap Index Fund - Class I(a)	JNL/American Funds Balanced Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	2,939,149	10,481	1,440,116	1,189	65,482	—	2,302,833
Total expenses	2,939,149	10,481	1,440,116	1,189	65,482	—	2,302,833
Net investment income (loss)	(2,939,149)	(10,481)	(1,440,116)	(1,189)	(65,482)	—	(2,302,833)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	18,025,010	207,170	3,691,599	24,336	1,121,067	—	5,519,985
Net change in unrealized appreciation
(depreciation) on investments	(13,915,578)	(274,069)	11,131,146	825	2,353,594	—	15,911,076
Net realized and unrealized gain (loss)	4,109,432	(66,899)	14,822,745	25,161	3,474,661	—	21,431,061

Net change in net assets
from operations	$1,170,283	$(77,380)	$13,382,629	$23,972	$3,409,179	$—	$19,128,228

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 26, 2021. The Statement of Operations is from April 26, 2021 through December 31, 2021.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/American Funds Balanced Fund - Class I	JNL/American Funds Bond Fund of America Fund - Class A	JNL/American Funds Bond Fund of America Fund - Class I	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class I	JNL/American Funds Capital World Bond Fund - Class A	JNL/American Funds Capital World Bond Fund - Class I
Assets
Investments, at fair value	$335,673	$3,130,202	$52,774	$19,204,473	$325,584	$26,075,695	$60,696
Receivables:
Investments in Fund shares sold	4	144	1	1,037	5	45,914	1
Investment Division units sold	75,000	—	—	192	—	4,687	—
Total assets	410,677	3,130,346	52,775	19,205,702	325,589	26,126,296	60,697

Liabilities
Payables:
Investments in Fund shares purchased	75,000	—	—	192	—	4,687	—
Investment Division units redeemed	—	31	—	374	—	44,862	—
Insurance fees due to Jackson
of New York	4	113	1	663	5	1,052	1
Total liabilities	75,004	144	1	1,229	5	50,601	1
Net assets	$335,673	$3,130,202	$52,774	$19,204,473	$325,584	$26,075,695	$60,696

Investments in Funds, shares outstanding	20,088	309,614	5,210	1,459,306	24,462	2,222,992	5,083
Investments in Funds, at cost	$263,540	$3,124,536	$52,701	$16,717,186	$305,482	$24,762,323	$57,979

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/American Funds Balanced Fund - Class I	JNL/American Funds Bond Fund of America Fund - Class A(a)	JNL/American Funds Bond Fund of America Fund - Class I(a)	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class I	JNL/American Funds Capital World Bond Fund - Class A	JNL/American Funds Capital World Bond Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	1,332	14,731	7	185,671	1,488	401,387	254
Total expenses	1,332	14,731	7	185,671	1,488	401,387	254
Net investment income (loss)	(1,332)	(14,731)	(7)	(185,671)	(1,488)	(401,387)	(254)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	3,653	2,739	—	217,262	24,392	501,261	43
Net change in unrealized appreciation
(depreciation) on investments	30,982	5,666	73	1,600,063	9,868	(2,006,416)	(2,823)
Net realized and unrealized gain (loss)	34,635	8,405	73	1,817,325	34,260	(1,505,155)	(2,780)

Net change in net assets
from operations	$33,303	$(6,326)	$66	$1,631,654	$32,772	$(1,906,542)	$(3,034)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 26, 2021. The Statement of Operations is from April 26, 2021 through December 31, 2021.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I	JNL/American Funds Growth Fund - Class A
Assets
Investments, at fair value	$69,136,198	$1,383,818	$57,235,092	$243,537	$230,945,816	$2,035,405	$277,193,685
Receivables:
Investments in Fund shares sold	25,148	121	21,455	68	206,495	30	21,787
Investment Division units sold	74,019	—	102,011	—	1,243	—	293,458
Total assets	69,235,365	1,383,939	57,358,558	243,605	231,153,554	2,035,435	277,508,930

Liabilities
Payables:
Investments in Fund shares purchased	74,019	—	102,011	—	1,243	—	293,458
Investment Division units redeemed	22,755	99	19,180	65	197,692	—	11,794
Insurance fees due to Jackson
of New York	2,393	22	2,275	3	8,803	30	9,993
Total liabilities	99,167	121	123,466	68	207,738	30	315,245
Net assets	$69,136,198	$1,383,818	$57,235,092	$243,537	$230,945,816	$2,035,405	$277,193,685

Investments in Funds, shares outstanding	2,623,765	51,887	2,504,818	10,412	8,882,531	77,245	5,406,547
Investments in Funds, at cost	$51,339,223	$1,155,760	$40,027,153	$186,874	$163,488,511	$1,824,670	$190,990,825

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I	JNL/American Funds Growth Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	780,933	5,861	842,206	1,091	2,930,620	7,524	3,116,288
Total expenses	780,933	5,861	842,206	1,091	2,930,620	7,524	3,116,288
Net investment income (loss)	(780,933)	(5,861)	(842,206)	(1,091)	(2,930,620)	(7,524)	(3,116,288)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	3,780,680	13,475	4,426,470	12,562	11,101,748	67,426	20,247,721
Net change in unrealized appreciation
(depreciation) on investments	4,797,225	106,569	(1,086,673)	157	14,683,170	96,457	24,328,806
Net realized and unrealized gain (loss)	8,577,905	120,044	3,339,797	12,719	25,784,918	163,883	44,576,527

Net change in net assets
from operations	$7,796,972	$114,183	$2,497,591	$11,628	$22,854,298	$156,359	$41,460,239

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/American Funds Growth Fund - Class I	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I	JNL/American Funds International Fund - Class A	JNL/American Funds International Fund - Class I	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class I
Assets
Investments, at fair value	$2,477,788	$580,444,677	$5,535,224	$103,884,512	$443,654	$172,639,542	$1,470,614
Receivables:
Investments in Fund shares sold	407	293,277	377	13,527	6	35,002	20
Investment Division units sold	—	188,210	—	66,242	—	602,138	—
Total assets	2,478,195	580,926,164	5,535,601	103,964,281	443,660	173,276,682	1,470,634

Liabilities
Payables:
Investments in Fund shares purchased	—	188,210	—	66,242	—	602,138	—
Investment Division units redeemed	372	271,033	304	9,520	—	28,326	—
Insurance fees due to Jackson
of New York	35	22,244	73	4,007	6	6,676	20
Total liabilities	407	481,487	377	79,769	6	637,140	20
Net assets	$2,477,788	$580,444,677	$5,535,224	$103,884,512	$443,654	$172,639,542	$1,470,614

Investments in Funds, shares outstanding	47,686	15,186,936	141,566	6,015,316	25,165	7,937,450	66,755
Investments in Funds, at cost	$1,929,541	$357,881,010	$4,375,504	$85,717,804	$407,568	$119,660,007	$1,374,693

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/American Funds Growth Fund - Class I	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I	JNL/American Funds International Fund - Class A	JNL/American Funds International Fund - Class I	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	9,240	7,406,685	20,735	1,511,495	1,944	2,438,166	5,860
Total expenses	9,240	7,406,685	20,735	1,511,495	1,944	2,438,166	5,860
Net investment income (loss)	(9,240)	(7,406,685)	(20,735)	(1,511,495)	(1,944)	(2,438,166)	(5,860)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	73,780	33,098,036	217,813	4,785,392	17,175	8,979,510	69,024
Net change in unrealized appreciation
(depreciation) on investments	273,950	77,490,204	708,312	(6,651,119)	(21,586)	7,214,086	35,469
Net realized and unrealized gain (loss)	347,730	110,588,240	926,125	(1,865,727)	(4,411)	16,193,596	104,493

Net change in net assets
from operations	$338,490	$103,181,555	$905,390	$(3,377,222)	$(6,355)	$13,755,430	$98,633

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/American Funds Washington Mutual Investors Fund - Class I	JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/AQR Large Cap Defensive Style Fund - Class I	JNL/Baillie Gifford International Growth Fund - Class A
Assets
Investments, at fair value	$99,269,113	$783,337	$280,940,019	$1,125,673	$41,825,728	$49,992	$94,547,127
Receivables:
Investments in Fund shares sold	7,993	59	177,309	17	16,727	1	13,603
Investment Division units sold	150,817	—	24,850	—	50	—	44,738
Total assets	99,427,923	783,396	281,142,178	1,125,690	41,842,505	49,993	94,605,468

Liabilities
Payables:
Investments in Fund shares purchased	150,817	—	24,850	—	50	—	44,738
Investment Division units redeemed	3,994	49	165,637	—	15,036	—	10,020
Insurance fees due to Jackson
of New York	3,999	10	11,672	17	1,691	1	3,583
Total liabilities	158,810	59	202,159	17	16,777	1	58,341
Net assets	$99,269,113	$783,337	$280,940,019	$1,125,673	$41,825,728	$49,992	$94,547,127

Investments in Funds, shares outstanding	5,362,999	41,512	8,358,822	32,733	2,866,739	3,401	5,535,546
Investments in Funds, at cost	$73,539,648	$643,182	$173,471,581	$881,660	$36,315,690	$40,051	$81,752,411

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/American Funds Washington Mutual Investors Fund - Class I	JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/AQR Large Cap Defensive Style Fund - Class I	JNL/Baillie Gifford International Growth Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	1,465,517	3,367	3,954,800	6,839	432,082	174	1,475,490
Total expenses	1,465,517	3,367	3,954,800	6,839	432,082	174	1,475,490
Net investment income (loss)	(1,465,517)	(3,367)	(3,954,800)	(6,839)	(432,082)	(174)	(1,475,490)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	6,003,146	71,762	17,885,078	167,502	567,800	80	10,892,832
Net change in unrealized appreciation
(depreciation) on investments	(1,896,505)	(42,782)	44,191,397	158,083	4,635,124	7,136	(19,154,512)
Net realized and unrealized gain (loss)	4,106,641	28,980	62,076,475	325,585	5,202,924	7,216	(8,261,680)

Net change in net assets
from operations	$2,641,124	$25,613	$58,121,675	$318,746	$4,770,842	$7,042	$(9,737,170)

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/Baillie Gifford International Growth Fund - Class I	JNL/Baillie Gifford U.S. Equity Growth Fund - Class A	JNL/BlackRock Advantage International Fund - Class A	JNL/BlackRock Advantage International Fund - Class I	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I	JNL/BlackRock Global Natural Resources Fund - Class A
Assets
Investments, at fair value	$1,649,401	$1,604,219	$5,263,763	$39,316	$184,378,720	$133,086	$59,655,219
Receivables:
Investments in Fund shares sold	105	38	343	—	111,921	2	30,956
Investment Division units sold	—	—	—	—	84,420	—	15,024
Total assets	1,649,506	1,604,257	5,264,106	39,316	184,575,061	133,088	59,701,199

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	84,420	—	15,024
Investment Division units redeemed	85	—	142	—	104,854	—	28,737
Insurance fees due to Jackson
of New York	20	38	201	—	7,067	2	2,219
Total liabilities	105	38	343	—	196,341	2	45,980
Net assets	$1,649,401	$1,604,219	$5,263,763	$39,316	$184,378,720	$133,086	$59,655,219

Investments in Funds, shares outstanding	95,396	180,655	424,155	3,150	10,814,001	7,666	5,374,344
Investments in Funds, at cost	$1,412,334	$1,669,858	$5,037,558	$31,014	$134,736,313	$119,773	$45,470,621

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/Baillie Gifford International Growth Fund - Class I	JNL/Baillie Gifford U.S. Equity Growth Fund - Class A(a)	JNL/BlackRock Advantage International Fund - Class A	JNL/BlackRock Advantage International Fund - Class I	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I	JNL/BlackRock Global Natural Resources Fund - Class A
Investment Income
Dividends	$—	$—	$20,256	$250	$—	$—	$—
Expenses
Asset-based charges	7,776	718	30,939	177	2,625,373	507	746,972
Total expenses	7,776	718	30,939	177	2,625,373	507	746,972
Net investment income (loss)	(7,776)	(718)	(10,683)	73	(2,625,373)	(507)	(746,972)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	42,538	524	—	—	—
Investments	134,473	(38)	48,730	662	8,612,842	14,291	2,520,535
Net change in unrealized appreciation
(depreciation) on investments	(247,875)	(65,639)	103,133	3,439	4,538,406	(9,203)	11,584,424
Net realized and unrealized gain (loss)	(113,402)	(65,677)	194,401	4,625	13,151,248	5,088	14,104,959

Net change in net assets
from operations	$(121,178)	$(66,395)	$183,718	$4,698	$10,525,875	$4,581	$13,357,987

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 26, 2021. The Statement of Operations is from April 26, 2021 through December 31, 2021.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/BlackRock Global Natural Resources Fund - Class I	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Causeway International Value Select Fund - Class A	JNL/Causeway International Value Select Fund - Class I	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class I
Assets
Investments, at fair value	$55,436	$392,192,077	$3,274,290	$45,963,338	$189,947	$61,255,192	$1,204,707
Receivables:
Investments in Fund shares sold	1	166,602	516	21,321	2	4,599	18
Investment Division units sold	—	183,356	—	10,931	—	45,000	—
Total assets	55,437	392,542,035	3,274,806	45,995,590	189,949	61,304,791	1,204,725

Liabilities
Payables:
Investments in Fund shares purchased	—	183,356	—	10,931	—	45,000	—
Investment Division units redeemed	—	151,136	470	19,488	—	2,309	—
Insurance fees due to Jackson
of New York	1	15,466	46	1,833	2	2,290	18
Total liabilities	1	349,958	516	32,252	2	49,599	18
Net assets	$55,436	$392,192,077	$3,274,290	$45,963,338	$189,947	$61,255,192	$1,204,707

Investments in Funds, shares outstanding	4,915	5,230,623	41,462	2,778,920	11,154	2,716,417	52,769
Investments in Funds, at cost	$49,348	$231,229,086	$2,425,684	$41,937,788	$184,388	$42,975,168	$925,868

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/BlackRock Global Natural Resources Fund - Class I	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Causeway International Value Select Fund - Class A	JNL/Causeway International Value Select Fund - Class I	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class I
Investment Income
Dividends	$—	$—	$—	$590,952	$2,816	$—	$—
Expenses
Asset-based charges	170	5,337,654	14,329	653,903	509	749,835	4,932
Total expenses	170	5,337,654	14,329	653,903	509	749,835	4,932
Net investment income (loss)	(170)	(5,337,654)	(14,329)	(62,951)	2,307	(749,835)	(4,932)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	345	30,791,611	134,466	800,173	406	3,413,332	44,613
Net change in unrealized appreciation
(depreciation) on investments	6,031	37,181,739	390,265	2,191,068	2,027	7,114,481	142,208
Net realized and unrealized gain (loss)	6,376	67,973,350	524,731	2,991,241	2,433	10,527,813	186,821

Net change in net assets
from operations	$6,206	$62,635,696	$510,402	$2,928,290	$4,740	$9,777,978	$181,889
See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/DFA International Core Equity Fund - Class A	JNL/DFA International Core Equity Fund - Class I	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A
Assets
Investments, at fair value	$7,134,914	$572,907	$83,269,137	$374,442	$35,941,777	$1,776,816	$183,133,356
Receivables:
Investments in Fund shares sold	562	11	7,193	5	21,914	22	56,651
Investment Division units sold	1,264	—	—	—	61,537	—	91,998
Total assets	7,136,740	572,918	83,276,330	374,447	36,025,228	1,776,838	183,282,005

Liabilities
Payables:
Investments in Fund shares purchased	1,264	—	—	—	61,537	—	91,998
Investment Division units redeemed	308	—	4,015	—	20,558	—	49,557
Insurance fees due to Jackson
of New York	254	11	3,178	5	1,356	22	7,094
Total liabilities	1,826	11	7,193	5	83,451	22	148,649
Net assets	$7,134,914	$572,907	$83,269,137	$374,442	$35,941,777	$1,776,816	$183,133,356

Investments in Funds, shares outstanding	569,426	45,614	3,549,409	14,882	3,012,722	147,822	13,289,794
Investments in Funds, at cost	$6,923,509	$567,238	$48,874,103	$282,130	$30,659,803	$1,212,005	$172,666,514

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/DFA International Core Equity Fund - Class A	JNL/DFA International Core Equity Fund - Class I	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A
Investment Income
Dividends	$100,536	$5,243	$—	$—	$—	$—	$—
Expenses
Asset-based charges	60,906	740	1,081,227	1,340	446,668	6,140	2,681,675
Total expenses	60,906	740	1,081,227	1,340	446,668	6,140	2,681,675
Net investment income (loss)	39,630	4,503	(1,081,227)	(1,340)	(446,668)	(6,140)	(2,681,675)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	46,141	1,743	—	—	—	—	—
Investments	71,850	1,102	5,918,159	8,698	2,432,026	14,457	2,356,118
Net change in unrealized appreciation
(depreciation) on investments	(7,653)	1,992	12,127,718	49,909	3,179,616	296,792	(3,163,157)
Net realized and unrealized gain (loss)	110,338	4,837	18,045,877	58,607	5,611,642	311,249	(807,039)

Net change in net assets
from operations	$149,968	$9,340	$16,964,650	$57,267	$5,164,974	$305,109	$(3,488,714)

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I
Assets
Investments, at fair value	$1,411,828	$11,564,087	$51,935	$150,268,157	$1,822,297	$92,245,865	$873,262
Receivables:
Investments in Fund shares sold	19	13,998	1	29,832	28	78,175	12
Investment Division units sold	—	48,911	—	—	—	11,505	—
Total assets	1,411,847	11,626,996	51,936	150,297,989	1,822,325	92,335,545	873,274

Liabilities
Payables:
Investments in Fund shares purchased	—	48,911	—	—	—	11,505	—
Investment Division units redeemed	—	13,587	—	24,215	3	74,886	—
Insurance fees due to Jackson
of New York	19	411	1	5,617	25	3,289	12
Total liabilities	19	62,909	1	29,832	28	89,680	12
Net assets	$1,411,828	$11,564,087	$51,935	$150,268,157	$1,822,297	$92,245,865	$873,262

Investments in Funds, shares outstanding	94,247	940,935	4,264	6,337,754	76,024	8,007,454	75,216
Investments in Funds, at cost	$1,389,964	$10,571,124	$51,220	$108,332,631	$1,467,418	$89,097,108	$865,866

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	5,524	148,595	184	1,799,178	6,476	1,255,458	3,363
Total expenses	5,524	148,595	184	1,799,178	6,476	1,255,458	3,363
Net investment income (loss)	(5,524)	(148,595)	(184)	(1,799,178)	(6,476)	(1,255,458)	(3,363)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	6,246	299,969	2,420	7,508,630	60,562	949,456	778
Net change in unrealized appreciation
(depreciation) on investments	(8,394)	(211,528)	(1,231)	19,832,475	197,473	(1,359,573)	(3,014)
Net realized and unrealized gain (loss)	(2,148)	88,441	1,189	27,341,105	258,035	(410,117)	(2,236)

Net change in net assets
from operations	$(7,672)	$(60,154)	$1,005	$25,541,927	$251,559	$(1,665,575)	$(5,599)

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	JNL/First Sentier Global Infrastructure Fund - Class A	JNL/First Sentier Global Infrastructure Fund - Class I	JNL/Franklin Templeton Global Multisector Bond Fund - Class A	JNL/Franklin Templeton Global Multisector Bond Fund - Class I	JNL/Franklin Templeton Growth Allocation Fund - Class A
Assets
Investments, at fair value	$67,448,198	$67,709	$63,374,133	$30,428	$33,728,925	$96,297	$72,264,166
Receivables:
Investments in Fund shares sold	16,026	1	4,176	—	46,811	1	5,888
Investment Division units sold	18,731	—	16,410	—	35,550	—	2,791
Total assets	67,482,955	67,710	63,394,719	30,428	33,811,286	96,298	72,272,845

Liabilities
Payables:
Investments in Fund shares purchased	18,731	—	16,410	—	35,550	—	2,791
Investment Division units redeemed	13,326	—	1,724	—	45,595	—	2,903
Insurance fees due to Jackson
of New York	2,700	1	2,452	—	1,216	1	2,985
Total liabilities	34,757	1	20,586	—	82,361	1	8,679
Net assets	$67,448,198	$67,709	$63,374,133	$30,428	$33,728,925	$96,297	$72,264,166

Investments in Funds, shares outstanding	5,216,411	5,110	3,633,838	1,720	4,485,229	12,621	3,827,551
Investments in Funds, at cost	$63,808,129	$66,919	$52,899,648	$25,097	$43,480,002	$112,008	$45,287,620

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	JNL/First Sentier Global Infrastructure Fund - Class A	JNL/First Sentier Global Infrastructure Fund - Class I	JNL/Franklin Templeton Global Multisector Bond Fund - Class A	JNL/Franklin Templeton Global Multisector Bond Fund - Class I	JNL/Franklin Templeton Growth Allocation Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	1,002,131	1,196	860,442	125	462,180	437	1,085,456
Total expenses	1,002,131	1,196	860,442	125	462,180	437	1,085,456
Net investment income (loss)	(1,002,131)	(1,196)	(860,442)	(125)	(462,180)	(437)	(1,085,456)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	857,111	111,952	1,427,986	65	(2,161,233)	(2,563)	4,743,214
Net change in unrealized appreciation
(depreciation) on investments	(1,303,812)	(141,239)	5,981,815	3,497	613,906	(1,009)	4,617,559
Net realized and unrealized gain (loss)	(446,701)	(29,287)	7,409,801	3,562	(1,547,327)	(3,572)	9,360,773

Net change in net assets
from operations	$(1,448,832)	$(30,483)	$6,549,359	$3,437	$(2,009,507)	$(4,009)	$8,275,317

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/Franklin Templeton Growth Allocation Fund - Class I	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton Income Fund - Class I	JNL/Goldman Sachs 4 Fund - Class A	JNL/Goldman Sachs 4 Fund - Class I	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class I
Assets
Investments, at fair value	$123,186	$142,949,342	$249,616	$514,277,418	$1,408,875	$200,139,517	$1,461,760
Receivables:
Investments in Fund shares sold	2	109,324	4	370,964	104	14,729	22
Investment Division units sold	—	66,064	—	42,640	—	20,504	—
Total assets	123,188	143,124,730	249,620	514,691,022	1,408,979	200,174,750	1,461,782

Liabilities
Payables:
Investments in Fund shares purchased	—	66,064	—	42,640	—	20,504	—
Investment Division units redeemed	—	103,757	—	351,294	87	6,517	—
Insurance fees due to Jackson
of New York	2	5,567	4	19,670	17	8,212	22
Total liabilities	2	175,388	4	413,604	104	35,233	22
Net assets	$123,186	$142,949,342	$249,616	$514,277,418	$1,408,875	$200,139,517	$1,461,760

Investments in Funds, shares outstanding	6,443	9,724,445	17,603	15,183,862	41,063	5,453,393	39,316
Investments in Funds, at cost	$89,069	$114,143,897	$202,039	$290,953,429	$1,086,242	$114,713,874	$1,021,691

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/Franklin Templeton Growth Allocation Fund - Class I	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton Income Fund - Class I	JNL/Goldman Sachs 4 Fund - Class A	JNL/Goldman Sachs 4 Fund - Class I	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	643	2,008,250	1,275	6,747,701	4,494	2,956,196	7,412
Total expenses	643	2,008,250	1,275	6,747,701	4,494	2,956,196	7,412
Net investment income (loss)	(643)	(2,008,250)	(1,275)	(6,747,701)	(4,494)	(2,956,196)	(7,412)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	156	4,904,462	906	41,540,465	14,624	14,429,419	55,626
Net change in unrealized appreciation
(depreciation) on investments	15,019	14,315,669	32,075	102,446,797	263,987	15,119,024	140,256
Net realized and unrealized gain (loss)	15,175	19,220,131	32,981	143,987,262	278,611	29,548,443	195,882

Net change in net assets
from operations	$14,532	$17,211,881	$31,706	$137,239,561	$274,117	$26,592,247	$188,470

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/Goldman Sachs Managed Conservative Fund - Class A	JNL/Goldman Sachs Managed Conservative Fund - Class I	JNL/Goldman Sachs Managed Growth Fund - Class A	JNL/Goldman Sachs Managed Growth Fund - Class I	JNL/Goldman Sachs Managed Moderate Fund - Class A	JNL/Goldman Sachs Managed Moderate Fund - Class I	JNL/Goldman Sachs Managed Moderate Growth Fund - Class A
Assets
Investments, at fair value	$90,845,038	$—	$433,511,981	$781,611	$235,899,630	$61,984	$422,084,032
Receivables:
Investments in Fund shares sold	101,582	—	34,605	10	118,819	1	385,548
Investment Division units sold	3,976	—	77,744	—	11,922	—	16,000
Total assets	90,950,596	—	433,624,330	781,621	236,030,371	61,985	422,485,580

Liabilities
Payables:
Investments in Fund shares purchased	3,976	—	77,744	—	11,922	—	16,000
Investment Division units redeemed	97,843	—	16,927	—	109,188	—	368,354
Insurance fees due to Jackson
of New York	3,739	—	17,678	10	9,631	1	17,194
Total liabilities	105,558	—	112,349	10	130,741	1	401,548
Net assets	$90,845,038	$—	$433,511,981	$781,611	$235,899,630	$61,984	$422,084,032

Investments in Funds, shares outstanding	5,529,217	—	14,455,218	25,736	11,490,484	2,981	16,591,353
Investments in Funds, at cost	$70,840,071	$—	$231,585,425	$669,145	$156,803,084	$61,401	$248,790,936

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/Goldman Sachs Managed Conservative Fund - Class A	JNL/Goldman Sachs Managed Conservative Fund - Class I	JNL/Goldman Sachs Managed Growth Fund - Class A	JNL/Goldman Sachs Managed Growth Fund - Class I	JNL/Goldman Sachs Managed Moderate Fund - Class A	JNL/Goldman Sachs Managed Moderate Fund - Class I	JNL/Goldman Sachs Managed Moderate Growth Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	1,413,854	—	6,487,500	2,976	3,629,585	114	6,452,202
Total expenses	1,413,854	—	6,487,500	2,976	3,629,585	114	6,452,202
Net investment income (loss)	(1,413,854)	—	(6,487,500)	(2,976)	(3,629,585)	(114)	(6,452,202)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	3,737,493	—	36,682,892	1,347	14,558,084	2	33,177,444
Net change in unrealized appreciation
(depreciation) on investments	(313,971)	—	21,799,232	81,039	1,470,006	583	11,724,121
Net realized and unrealized gain (loss)	3,423,522	—	58,482,124	82,386	16,028,090	585	44,901,565

Net change in net assets
from operations	$2,009,668	$—	$51,994,624	$79,410	$12,398,505	$471	$38,449,363

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/Goldman Sachs Managed Moderate Growth Fund - Class I	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Harris Oakmark Global Equity Fund - Class I	JNL/Heitman U.S. Focused Real Estate Fund - Class A	JNL/Heitman U.S. Focused Real Estate Fund - Class I
Assets
Investments, at fair value	$1,147,284	$18,140,602	$425,490	$36,383,751	$310,278	$9,117,857	$195,955
Receivables:
Investments in Fund shares sold	13	29,651	5	2,194	88	14,141	2
Investment Division units sold	—	308	—	248	—	—	—
Total assets	1,147,297	18,170,561	425,495	36,386,193	310,366	9,131,998	195,957

Liabilities
Payables:
Investments in Fund shares purchased	—	308	—	248	—	—	—
Investment Division units redeemed	—	28,976	—	893	84	13,788	—
Insurance fees due to Jackson
of New York	13	675	5	1,301	4	353	2
Total liabilities	13	29,959	5	2,442	88	14,141	2
Net assets	$1,147,284	$18,140,602	$425,490	$36,383,751	$310,278	$9,117,857	$195,955

Investments in Funds, shares outstanding	44,503	1,293,909	29,964	2,623,198	22,322	638,505	13,599
Investments in Funds, at cost	$1,107,044	$17,609,958	$389,827	$31,247,473	$276,690	$7,841,820	$140,356

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/Goldman Sachs Managed Moderate Growth Fund - Class I	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Harris Oakmark Global Equity Fund - Class I	JNL/Heitman U.S. Focused Real Estate Fund - Class A	JNL/Heitman U.S. Focused Real Estate Fund - Class I
Investment Income
Dividends	$—	$—	$—	$328,391	$3,421	$68,788	$1,628
Expenses
Asset-based charges	2,740	258,003	2,181	427,453	1,205	70,307	751
Total expenses	2,740	258,003	2,181	427,453	1,205	70,307	751
Net investment income (loss)	(2,740)	(258,003)	(2,181)	(99,062)	2,216	(1,519)	877

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	27,890	1,560,916	29,999	1,128,022	9,590	158,666	2,928
Net change in unrealized appreciation
(depreciation) on investments	23,842	(2,198,509)	(41,716)	3,322,626	22,810	1,444,741	58,398
Net realized and unrealized gain (loss)	51,732	(637,593)	(11,717)	4,450,648	32,400	1,603,407	61,326

Net change in net assets
from operations	$48,992	$(895,596)	$(13,898)	$4,351,586	$34,616	$1,601,888	$62,203

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Global Growth Fund - Class I	JNL/Invesco International Growth Fund - Class A	JNL/Invesco International Growth Fund - Class I	JNL/Invesco Small Cap Growth Fund - Class A
Assets
Investments, at fair value	$15,193,785	$7,390	$146,680,068	$587,797	$66,002,004	$445,436	$208,552,668
Receivables:
Investments in Fund shares sold	699	—	18,714	9	8,412	164	78,172
Investment Division units sold	—	—	11,955	—	19,246	—	81,342
Total assets	15,194,484	7,390	146,710,737	587,806	66,029,662	445,600	208,712,182

Liabilities
Payables:
Investments in Fund shares purchased	—	—	11,955	—	19,246	—	81,342
Investment Division units redeemed	153	—	12,761	—	5,862	159	70,168
Insurance fees due to Jackson
of New York	546	—	5,953	9	2,550	5	8,004
Total liabilities	699	—	30,669	9	27,658	164	159,514
Net assets	$15,193,785	$7,390	$146,680,068	$587,797	$66,002,004	$445,436	$208,552,668

Investments in Funds, shares outstanding	1,105,807	531	5,281,961	20,639	4,206,629	26,673	4,633,474
Investments in Funds, at cost	$12,624,700	$6,958	$89,629,819	$461,031	$56,268,985	$416,562	$133,791,067

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Global Growth Fund - Class I	JNL/Invesco International Growth Fund - Class A	JNL/Invesco International Growth Fund - Class I	JNL/Invesco Small Cap Growth Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$768,812	$6,040	$—
Expenses
Asset-based charges	165,677	146	2,193,204	2,825	936,700	1,720	3,012,791
Total expenses	165,677	146	2,193,204	2,825	936,700	1,720	3,012,791
Net investment income (loss)	(165,677)	(146)	(2,193,204)	(2,825)	(167,888)	4,320	(3,012,791)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	1,250,192	7,946	—
Investments	402,774	1,100	11,654,347	21,079	2,724,482	2,659	26,941,483
Net change in unrealized appreciation
(depreciation) on investments	1,620,982	82	9,367,246	41,484	(752,416)	2,065	(12,955,250)
Net realized and unrealized gain (loss)	2,023,756	1,182	21,021,593	62,563	3,222,258	12,670	13,986,233

Net change in net assets
from operations	$1,858,079	$1,036	$18,828,389	$59,738	$3,054,370	$16,990	$10,973,442

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan Global Allocation Fund - Class A	JNL/JPMorgan Global Allocation Fund - Class I	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class I
Assets
Investments, at fair value	$1,286,343	$70,062,988	$54,281	$50,996,991	$370,861	$253,742,197	$2,376,376
Receivables:
Investments in Fund shares sold	97	16,577	1	836,770	4	67,383	166
Investment Division units sold	—	10,674	—	849,033	—	87,211	—
Total assets	1,286,440	70,090,239	54,282	52,682,794	370,865	253,896,791	2,376,542

Liabilities
Payables:
Investments in Fund shares purchased	—	10,674	—	849,033	—	87,211	—
Investment Division units redeemed	79	13,767	—	835,043	—	57,981	133
Insurance fees due to Jackson
of New York	18	2,810	1	1,727	4	9,402	33
Total liabilities	97	27,251	1	1,685,803	4	154,594	166
Net assets	$1,286,343	$70,062,988	$54,281	$50,996,991	$370,861	$253,742,197	$2,376,376

Investments in Funds, shares outstanding	27,195	4,649,170	3,562	3,791,598	27,370	3,734,249	33,655
Investments in Funds, at cost	$993,321	$51,793,793	$38,787	$44,581,291	$330,818	$166,557,601	$1,931,702

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan Global Allocation Fund - Class A	JNL/JPMorgan Global Allocation Fund - Class I	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class I
Investment Income
Dividends	$—	$—	$—	$307,007	$2,728	$—	$—
Expenses
Asset-based charges	5,473	1,038,263	268	512,829	1,354	3,326,385	10,086
Total expenses	5,473	1,038,263	268	512,829	1,354	3,326,385	10,086
Net investment income (loss)	(5,473)	(1,038,263)	(268)	(205,822)	1,374	(3,326,385)	(10,086)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	38,010	2,888,340	296	1,257,327	7,753	21,401,306	105,892
Net change in unrealized appreciation
(depreciation) on investments	29,825	3,148,787	4,358	2,815,762	23,254	3,208,566	108,982
Net realized and unrealized gain (loss)	67,835	6,037,127	4,654	4,073,089	31,007	24,609,872	214,874

Net change in net assets
from operations	$62,362	$4,998,864	$4,386	$3,867,267	$32,381	$21,283,487	$204,788

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	JNL/JPMorgan U.S. Value Fund - Class A	JNL/JPMorgan U.S. Value Fund - Class I	JNL/Lazard International Strategic Equity Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class I	JNL/Loomis Sayles Global Growth Fund - Class A
Assets
Investments, at fair value	$81,614,836	$1,416,740	$96,691,555	$651,997	$7,599,428	$45,523	$30,786,938
Receivables:
Investments in Fund shares sold	45,334	16	12,849	10	347	1	27,884
Investment Division units sold	10,568	—	194,246	—	14,872	—	23,725
Total assets	81,670,738	1,416,756	96,898,650	652,007	7,614,647	45,524	30,838,547

Liabilities
Payables:
Investments in Fund shares purchased	10,568	—	194,246	—	14,872	—	23,725
Investment Division units redeemed	42,308	—	9,018	—	114	—	26,652
Insurance fees due to Jackson
of New York	3,026	16	3,831	10	233	1	1,232
Total liabilities	55,902	16	207,095	10	15,219	1	51,609
Net assets	$81,614,836	$1,416,740	$96,691,555	$651,997	$7,599,428	$45,523	$30,786,938

Investments in Funds, shares outstanding	5,767,833	94,324	6,352,927	42,037	443,374	2,647	1,924,184
Investments in Funds, at cost	$80,462,259	$1,412,726	$76,157,778	$588,629	$6,493,483	$41,987	$22,697,242

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	JNL/JPMorgan U.S. Value Fund - Class A	JNL/JPMorgan U.S. Value Fund - Class I	JNL/Lazard International Strategic Equity Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class I	JNL/Loomis Sayles Global Growth Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$28,832	$255	$—
Expenses
Asset-based charges	1,162,854	6,207	1,161,037	2,303	74,945	223	472,950
Total expenses	1,162,854	6,207	1,161,037	2,303	74,945	223	472,950
Net investment income (loss)	(1,162,854)	(6,207)	(1,161,037)	(2,303)	(46,113)	32	(472,950)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	23,411	140	634,383
Investments	937,172	(3,060)	2,647,132	981	249,321	381	2,023,945
Net change in unrealized appreciation
(depreciation) on investments	(2,915,475)	(31,537)	13,539,671	55,734	38,520	(532)	(842,338)
Net realized and unrealized gain (loss)	(1,978,303)	(34,597)	16,186,803	56,715	311,252	(11)	1,815,990

Net change in net assets
from operations	$(3,141,157)	$(40,804)	$15,025,766	$54,412	$265,139	$21	$1,343,040

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/Loomis Sayles Global Growth Fund - Class I	JNL/Lord Abbett Short Duration Income Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class I	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Bond Index Fund - Class I	JNL/Mellon Communication Services Sector Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class I
Assets
Investments, at fair value	$83,353	$14,362,213	$246,663	$106,431,421	$1,134,914	$24,809,920	$153,779
Receivables:
Investments in Fund shares sold	1	30,428	4	17,094	15	6,567	2
Investment Division units sold	—	—	—	10,992	—	16,138	—
Total assets	83,354	14,392,641	246,667	106,459,507	1,134,929	24,832,625	153,781

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	10,992	—	16,138	—
Investment Division units redeemed	—	29,939	—	13,134	—	5,647	—
Insurance fees due to Jackson
of New York	1	489	4	3,960	15	920	2
Total liabilities	1	30,428	4	28,086	15	22,705	2
Net assets	$83,353	$14,362,213	$246,663	$106,431,421	$1,134,914	$24,809,920	$153,779

Investments in Funds, shares outstanding	5,158	1,374,374	23,492	8,426,874	85,978	1,185,376	7,818
Investments in Funds, at cost	$82,431	$14,382,824	$246,194	$104,066,428	$1,134,021	$19,601,348	$143,566

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/Loomis Sayles Global Growth Fund - Class I	JNL/Lord Abbett Short Duration Income Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class I	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Bond Index Fund - Class I	JNL/Mellon Communication Services Sector Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class I
Investment Income
Dividends	$—	$33,746	$775	$—	$—	$—	$—
Expenses
Asset-based charges	366	114,554	1,197	1,415,679	4,445	315,077	410
Total expenses	366	114,554	1,197	1,415,679	4,445	315,077	410
Net investment income (loss)	(366)	(80,808)	(422)	(1,415,679)	(4,445)	(315,077)	(410)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	1,700	11,168	199	—	—	—	—
Investments	41	46,593	841	808,519	(6,417)	1,940,669	1,751
Net change in unrealized appreciation
(depreciation) on investments	(1,329)	(90,857)	(858)	(2,951,369)	(5,095)	1,061,936	4,389
Net realized and unrealized gain (loss)	412	(33,096)	182	(2,142,850)	(11,512)	3,002,605	6,140

Net change in net assets
from operations	$46	$(113,904)	$(240)	$(3,558,529)	$(15,957)	$2,687,528	$5,730

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class I	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class I	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Dow Index Fund - Class I	JNL/Mellon Emerging Markets Index Fund - Class A
Assets
Investments, at fair value	$148,281,629	$754,881	$15,554,677	$41,633	$73,696,622	$1,078,720	$83,650,646
Receivables:
Investments in Fund shares sold	48,614	11	25,249	2	127,068	14	9,982
Investment Division units sold	40,411	—	25,000	—	16,138	—	53,517
Total assets	148,370,654	754,892	15,604,926	41,635	73,839,828	1,078,734	83,714,145

Liabilities
Payables:
Investments in Fund shares purchased	40,411	—	25,000	—	16,138	—	53,517
Investment Division units redeemed	42,963	—	24,675	1	124,285	—	6,806
Insurance fees due to Jackson
of New York	5,651	11	574	1	2,783	14	3,176
Total liabilities	89,025	11	50,249	2	143,206	14	63,499
Net assets	$148,281,629	$754,881	$15,554,677	$41,633	$73,696,622	$1,078,720	$83,650,646

Investments in Funds, shares outstanding	3,235,471	15,983	994,545	2,625	1,703,181	24,555	6,751,465
Investments in Funds, at cost	$85,776,470	$587,959	$12,242,406	$36,394	$57,094,444	$885,928	$74,747,166

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class I	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class I	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Dow Index Fund - Class I	JNL/Mellon Emerging Markets Index Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	1,987,192	2,647	182,071	312	905,493	4,251	1,199,221
Total expenses	1,987,192	2,647	182,071	312	905,493	4,251	1,199,221
Net investment income (loss)	(1,987,192)	(2,647)	(182,071)	(312)	(905,493)	(4,251)	(1,199,221)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	16,082,376	22,161	694,270	11,891	4,304,514	67,952	3,481,448
Net change in unrealized appreciation
(depreciation) on investments	12,711,146	89,690	1,400,352	(5,451)	7,194,427	91,653	(6,557,828)
Net realized and unrealized gain (loss)	28,793,522	111,851	2,094,622	6,440	11,498,941	159,605	(3,076,380)

Net change in net assets
from operations	$26,806,330	$109,204	$1,912,551	$6,128	$10,593,448	$155,354	$(4,275,601)
See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/Mellon Emerging Markets Index Fund - Class I	JNL/Mellon Energy Sector Fund - Class A	JNL/Mellon Energy Sector Fund - Class I	JNL/Mellon Equity Income Fund - Class A	JNL/Mellon Equity Income Fund - Class I	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Financial Sector Fund - Class I
Assets
Investments, at fair value	$781,089	$102,806,413	$374,824	$36,776,728	$814,802	$139,412,761	$486,619
Receivables:
Investments in Fund shares sold	10	92,013	5	18,686	11	90,206	6
Investment Division units sold	—	58,382	—	308	—	137,796	—
Total assets	781,099	102,956,808	374,829	36,795,722	814,813	139,640,763	486,625

Liabilities
Payables:
Investments in Fund shares purchased	—	58,382	—	308	—	137,796	—
Investment Division units redeemed	—	87,986	—	17,412	—	84,833	—
Insurance fees due to Jackson
of New York	10	4,027	5	1,274	11	5,373	6
Total liabilities	10	150,395	5	18,994	11	228,002	6
Net assets	$781,089	$102,806,413	$374,824	$36,776,728	$814,802	$139,412,761	$486,619

Investments in Funds, shares outstanding	62,437	4,583,433	16,254	1,471,069	32,218	7,337,514	25,266
Investments in Funds, at cost	$759,970	$92,491,949	$307,007	$28,966,336	$693,429	$102,257,901	$436,232

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/Mellon Emerging Markets Index Fund - Class I	JNL/Mellon Energy Sector Fund - Class A	JNL/Mellon Energy Sector Fund - Class I	JNL/Mellon Equity Income Fund - Class A	JNL/Mellon Equity Income Fund - Class I	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Financial Sector Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	2,589	1,372,142	1,142	385,004	2,691	1,830,432	1,418
Total expenses	2,589	1,372,142	1,142	385,004	2,691	1,830,432	1,418
Net investment income (loss)	(2,589)	(1,372,142)	(1,142)	(385,004)	(2,691)	(1,830,432)	(1,418)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	11,668	(321,550)	13,181	3,185,900	20,390	9,824,170	11,498
Net change in unrealized appreciation
(depreciation) on investments	(44,397)	38,179,702	63,253	4,514,209	100,103	20,207,153	37,027
Net realized and unrealized gain (loss)	(32,729)	37,858,152	76,434	7,700,109	120,493	30,031,323	48,525

Net change in net assets
from operations	$(35,318)	$36,486,010	$75,292	$7,315,105	$117,802	$28,200,891	$47,107

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/Mellon Healthcare Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class I	JNL/Mellon Industrials Sector Fund - Class A	JNL/Mellon Industrials Sector Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class I	JNL/Mellon International Index Fund - Class A
Assets
Investments, at fair value	$380,106,683	$805,065	$17,693,635	$66,241	$539,416,215	$1,718,543	$204,349,018
Receivables:
Investments in Fund shares sold	185,182	12	9,333	1	237,471	25	49,899
Investment Division units sold	287,559	—	21,031	—	126,989	—	14,083
Total assets	380,579,424	805,077	17,723,999	66,242	539,780,675	1,718,568	204,413,000

Liabilities
Payables:
Investments in Fund shares purchased	287,559	—	21,031	—	126,989	—	14,083
Investment Division units redeemed	170,476	—	8,679	—	216,113	2	42,061
Insurance fees due to Jackson
of New York	14,706	12	654	1	21,358	23	7,838
Total liabilities	472,741	12	30,364	1	364,460	25	63,982
Net assets	$380,106,683	$805,065	$17,693,635	$66,241	$539,416,215	$1,718,543	$204,349,018

Investments in Funds, shares outstanding	8,448,693	17,612	1,085,499	4,007	12,603,183	38,907	12,999,301
Investments in Funds, at cost	$246,165,676	$626,620	$15,241,409	$49,802	$263,477,036	$1,233,844	$188,369,173

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/Mellon Healthcare Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class I	JNL/Mellon Industrials Sector Fund - Class A	JNL/Mellon Industrials Sector Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class I	JNL/Mellon International Index Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	5,000,093	3,633	192,666	287	6,869,402	5,856	2,466,151
Total expenses	5,000,093	3,633	192,666	287	6,869,402	5,856	2,466,151
Net investment income (loss)	(5,000,093)	(3,633)	(192,666)	(287)	(6,869,402)	(5,856)	(2,466,151)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	22,083,787	43,728	863,410	2,088	54,947,771	131,935	2,576,672
Net change in unrealized appreciation
(depreciation) on investments	42,869,555	87,642	1,416,543	7,531	83,263,848	228,668	10,494,251
Net realized and unrealized gain (loss)	64,953,342	131,370	2,279,953	9,619	138,211,619	360,603	13,070,923

Net change in net assets
from operations	$59,953,249	$127,737	$2,087,287	$9,332	$131,342,217	$354,747	$10,604,772

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/Mellon International Index Fund - Class I	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Materials Sector Fund - Class I	JNL/Mellon MSCI KLD 400 Social Index Fund - Class A	JNL/Mellon MSCI KLD 400 Social Index Fund - Class I	JNL/Mellon Nasdaq 100 Index Fund - Class A	JNL/Mellon Nasdaq 100 Index Fund - Class I
Assets
Investments, at fair value	$2,859,961	$12,910,739	$117,694	$21,346,361	$796,477	$473,531,460	$3,978,133
Receivables:
Investments in Fund shares sold	187	14,047	2	11,746	11	144,012	54
Investment Division units sold	—	—	—	87,252	—	436,559	—
Total assets	2,860,148	12,924,786	117,696	21,445,359	796,488	474,112,031	3,978,187

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	87,252	—	436,559	—
Investment Division units redeemed	149	13,567	—	10,951	—	126,054	—
Insurance fees due to Jackson
of New York	38	480	2	795	11	17,958	54
Total liabilities	187	14,047	2	98,998	11	580,571	54
Net assets	$2,859,961	$12,910,739	$117,694	$21,346,361	$796,477	$473,531,460	$3,978,133

Investments in Funds, shares outstanding	173,016	793,043	7,129	983,250	36,253	8,098,708	102,503
Investments in Funds, at cost	$2,660,475	$11,031,674	$100,660	$15,729,164	$630,817	$290,121,491	$3,057,796

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/Mellon International Index Fund - Class I	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Materials Sector Fund - Class I	JNL/Mellon MSCI KLD 400 Social Index Fund - Class A	JNL/Mellon MSCI KLD 400 Social Index Fund - Class I	JNL/Mellon Nasdaq 100 Index Fund - Class A	JNL/Mellon Nasdaq 100 Index Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	9,881	138,617	465	236,866	2,513	5,860,546	15,138
Total expenses	9,881	138,617	465	236,866	2,513	5,860,546	15,138
Net investment income (loss)	(9,881)	(138,617)	(465)	(236,866)	(2,513)	(5,860,546)	(15,138)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	10,833	666,095	1,958	1,438,617	2,775	49,393,992	255,785
Net change in unrealized appreciation
(depreciation) on investments	114,608	1,229,133	15,650	3,106,389	138,782	49,948,333	451,065
Net realized and unrealized gain (loss)	125,441	1,895,228	17,608	4,545,006	141,557	99,342,325	706,850

Net change in net assets
from operations	$115,560	$1,756,611	$17,143	$4,308,140	$139,044	$93,481,779	$691,712

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/Mellon Real Estate Sector Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class I	JNL/Mellon S&P 400 MidCap Index Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class I	JNL/Mellon S&P 500 Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class I
Assets
Investments, at fair value	$23,555,713	$962,734	$296,203,400	$3,725,864	$1,125,569,621	$228,895,745	$2,472,663
Receivables:
Investments in Fund shares sold	1,736	12	63,198	55	361,346	103,677	118
Investment Division units sold	33,528	—	6,351	—	276,272	8,587	—
Total assets	23,590,977	962,746	296,272,949	3,725,919	1,126,207,239	229,008,009	2,472,781

Liabilities
Payables:
Investments in Fund shares purchased	33,528	—	6,351	—	276,272	8,587	—
Investment Division units redeemed	821	—	51,831	—	318,419	94,843	84
Insurance fees due to Jackson
of New York	915	12	11,367	55	42,927	8,834	34
Total liabilities	35,264	12	69,549	55	637,618	112,264	118
Net assets	$23,555,713	$962,734	$296,203,400	$3,725,864	$1,125,569,621	$228,895,745	$2,472,663

Investments in Funds, shares outstanding	1,446,023	58,489	9,394,336	114,713	30,854,430	8,390,606	88,026
Investments in Funds, at cost	$18,188,149	$804,758	$196,878,095	$3,052,937	$699,018,941	$162,840,840	$1,936,513

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/Mellon Real Estate Sector Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class I	JNL/Mellon S&P 400 MidCap Index Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class I	JNL/Mellon S&P 500 Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	244,262	2,348	3,956,946	13,684	14,224,995	3,130,099	9,906
Total expenses	244,262	2,348	3,956,946	13,684	14,224,995	3,130,099	9,906
Net investment income (loss)	(244,262)	(2,348)	(3,956,946)	(13,684)	(14,224,995)	(3,130,099)	(9,906)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	725,987	6,814	17,245,343	141,566	71,920,862	17,016,838	98,941
Net change in unrealized appreciation
(depreciation) on investments	4,901,186	142,118	41,433,203	378,635	178,271,423	30,050,592	285,914
Net realized and unrealized gain (loss)	5,627,173	148,932	58,678,546	520,201	250,192,285	47,067,430	384,855

Net change in net assets
from operations	$5,382,911	$146,584	$54,721,600	$506,517	$235,967,290	$43,937,331	$374,949

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/Mellon U.S. Stock Market Index Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class I	JNL/Mellon Utilities Sector Fund - Class A	JNL/Mellon Utilities Sector Fund - Class I	JNL/Mellon World Index Fund - Class A	JNL/Mellon World Index Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A
Assets
Investments, at fair value	$538,083,288	$1,981,582	$19,702,053	$125,282	$13,762,746	$667,084	$168,543,006
Receivables:
Investments in Fund shares sold	281,693	27	1,212	2	681	8	68,467
Investment Division units sold	13,073	—	—	—	33,074	—	54,772
Total assets	538,378,054	1,981,609	19,703,265	125,284	13,796,501	667,092	168,666,245

Liabilities
Payables:
Investments in Fund shares purchased	13,073	—	—	—	33,074	—	54,772
Investment Division units redeemed	260,538	—	487	—	202	—	61,763
Insurance fees due to Jackson
of New York	21,155	27	725	2	479	8	6,704
Total liabilities	294,766	27	1,212	2	33,755	8	123,239
Net assets	$538,083,288	$1,981,582	$19,702,053	$125,282	$13,762,746	$667,084	$168,543,006

Investments in Funds, shares outstanding	27,203,402	98,832	1,055,844	6,632	372,369	17,952	9,431,618
Investments in Funds, at cost	$459,195,338	$1,754,108	$16,267,036	$105,528	$10,720,032	$615,750	$115,131,065

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/Mellon U.S. Stock Market Index Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class I	JNL/Mellon Utilities Sector Fund - Class A	JNL/Mellon Utilities Sector Fund - Class I	JNL/Mellon World Index Fund - Class A	JNL/Mellon World Index Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$159,508	$9,362	$—
Expenses
Asset-based charges	5,677,984	6,460	235,011	492	150,163	1,471	2,270,897
Total expenses	5,677,984	6,460	235,011	492	150,163	1,471	2,270,897
Net investment income (loss)	(5,677,984)	(6,460)	(235,011)	(492)	9,345	7,891	(2,270,897)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	66,708	3,203	—
Investments	10,239,465	22,225	494,924	2,309	496,771	8,314	10,608,131
Net change in unrealized appreciation
(depreciation) on investments	60,379,620	200,744	2,301,782	14,981	1,493,210	36,700	29,340,032
Net realized and unrealized gain (loss)	70,619,085	222,969	2,796,706	17,290	2,056,689	48,217	39,948,163

Net change in net assets
from operations	$64,941,101	$216,509	$2,561,695	$16,798	$2,066,034	$56,108	$37,677,266

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/MFS Mid Cap Value Fund - Class I	JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class I	JNL/Neuberger Berman Commodity Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I
Assets
Investments, at fair value	$703,473	$390,218	$20,819,133	$115,948	$2,113,163	$50,928,530	$256,954
Receivables:
Investments in Fund shares sold	10	9	1,432	2	51	5,486	4
Investment Division units sold	—	177	—	—	—	80,724	—
Total assets	703,483	390,404	20,820,565	115,950	2,113,214	51,014,740	256,958

Liabilities
Payables:
Investments in Fund shares purchased	—	177	—	—	—	80,724	—
Investment Division units redeemed	—	—	682	—	—	3,575	—
Insurance fees due to Jackson
of New York	10	9	750	2	51	1,911	4
Total liabilities	10	186	1,432	2	51	86,210	4
Net assets	$703,473	$390,218	$20,819,133	$115,948	$2,113,163	$50,928,530	$256,954

Investments in Funds, shares outstanding	38,738	32,330	1,416,268	7,818	153,350	4,113,775	20,458
Investments in Funds, at cost	$573,827	$372,197	$18,927,604	$105,635	$1,773,515	$46,699,588	$238,218

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/MFS Mid Cap Value Fund - Class I	JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A(a)	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class I	JNL/Neuberger Berman Commodity Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I
Investment Income
Dividends	$—	$—	$237,192	$1,485	$—	$—	$—
Expenses
Asset-based charges	2,293	1,100	241,028	906	14,254	675,256	1,123
Total expenses	2,293	1,100	241,028	906	14,254	675,256	1,123
Net investment income (loss)	(2,293)	(1,100)	(3,836)	579	(14,254)	(675,256)	(1,123)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	1,784,701	9,894	—	—	—
Investments	10,774	973	1,111,982	26,915	49,354	980,073	2,962
Net change in unrealized appreciation
(depreciation) on investments	89,696	18,021	196,628	(1,069)	304,807	279,277	3,087
Net realized and unrealized gain (loss)	100,470	18,994	3,093,311	35,740	354,161	1,259,350	6,049

Net change in net assets
from operations	$98,177	$17,894	$3,089,475	$36,319	$339,907	$584,094	$4,926

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 26, 2021. The Statement of Operations is from April 26, 2021 through December 31, 2021.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Income Fund - Class I	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class I	JNL/PIMCO Real Return Fund - Class A	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America Floating Rate Income Fund - Class A
Assets
Investments, at fair value	$52,971,482	$815,103	$48,680,066	$484,668	$113,158,364	$702,232	$95,206,915
Receivables:
Investments in Fund shares sold	20,490	13	2,520	8	293,777	10	114,376
Investment Division units sold	4,335	—	12,613	—	250,870	—	84,269
Total assets	52,996,307	815,116	48,695,199	484,676	113,703,011	702,242	95,405,560

Liabilities
Payables:
Investments in Fund shares purchased	4,335	—	12,613	—	250,870	—	84,269
Investment Division units redeemed	18,620	—	710	—	289,485	—	110,814
Insurance fees due to Jackson
of New York	1,870	13	1,810	8	4,292	10	3,562
Total liabilities	24,825	13	15,133	8	544,647	10	198,645
Net assets	$52,971,482	$815,103	$48,680,066	$484,668	$113,158,364	$702,232	$95,206,915

Investments in Funds, shares outstanding	4,708,576	71,626	3,651,918	36,088	9,199,867	55,955	8,351,484
Investments in Funds, at cost	$49,665,944	$784,305	$46,575,407	$477,690	$104,230,233	$677,280	$90,726,308

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Income Fund - Class I	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class I	JNL/PIMCO Real Return Fund - Class A	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America Floating Rate Income Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	658,818	3,940	664,188	2,083	1,305,118	2,051	1,152,323
Total expenses	658,818	3,940	664,188	2,083	1,305,118	2,051	1,152,323
Net investment income (loss)	(658,818)	(3,940)	(664,188)	(2,083)	(1,305,118)	(2,051)	(1,152,323)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	817,779	10,827	828,829	460	1,977,772	3,992	785,288
Net change in unrealized appreciation
(depreciation) on investments	176,854	3,747	(1,702,494)	(7,760)	2,907,920	17,942	2,208,142
Net realized and unrealized gain (loss)	994,633	14,574	(873,665)	(7,300)	4,885,692	21,934	2,993,430

Net change in net assets
from operations	$335,815	$10,634	$(1,537,853)	$(9,383)	$3,580,574	$19,883	$1,841,107

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/PPM America Floating Rate Income Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I
Assets
Investments, at fair value	$209,727	$112,040,005	$525,831	$59,537,566	$213,460	$27,961,154	$141,508
Receivables:
Investments in Fund shares sold	3	51,848	7	109,582	3	7,169	2
Investment Division units sold	—	116,472	—	24,442	—	2,600	—
Total assets	209,730	112,208,325	525,838	59,671,590	213,463	27,970,923	141,510

Liabilities
Payables:
Investments in Fund shares purchased	—	116,472	—	24,442	—	2,600	—
Investment Division units redeemed	—	47,607	—	107,407	—	6,105	—
Insurance fees due to Jackson
of New York	3	4,241	7	2,175	3	1,064	2
Total liabilities	3	168,320	7	134,024	3	9,769	2
Net assets	$209,727	$112,040,005	$525,831	$59,537,566	$213,460	$27,961,154	$141,508

Investments in Funds, shares outstanding	18,205	7,251,780	28,781	4,320,578	15,390	3,213,926	16,570
Investments in Funds, at cost	$196,845	$100,067,793	$489,590	$56,935,338	$205,175	$24,544,212	$104,071

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/PPM America Floating Rate Income Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	941	1,525,672	2,240	782,637	759	369,965	725
Total expenses	941	1,525,672	2,240	782,637	759	369,965	725
Net investment income (loss)	(941)	(1,525,672)	(2,240)	(782,637)	(759)	(369,965)	(725)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	510	2,214,234	18,500	1,340,828	201	434,770	23,123
Net change in unrealized appreciation
(depreciation) on investments	6,171	3,869,858	5,819	(1,997,737)	(674)	6,276,573	16,390
Net realized and unrealized gain (loss)	6,681	6,084,092	24,319	(656,909)	(473)	6,711,343	39,513

Net change in net assets
from operations	$5,740	$4,558,420	$22,079	$(1,439,546)	$(1,232)	$6,341,378	$38,788

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I	JNL/T. Rowe Price Balanced Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class I	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class I	JNL/T. Rowe Price Established Growth Fund - Class A
Assets
Investments, at fair value	$212,705,948	$63,516	$34,781,998	$6,403	$709,599,564	$6,135,933	$839,035,198
Receivables:
Investments in Fund shares sold	73,135	1	7,554	—	111,428	307	213,799
Investment Division units sold	294	—	79,905	—	269,079	—	235,276
Total assets	212,779,377	63,517	34,869,457	6,403	709,980,071	6,136,240	839,484,273

Liabilities
Payables:
Investments in Fund shares purchased	294	—	79,905	—	269,079	—	235,276
Investment Division units redeemed	64,131	—	6,484	—	86,219	227	181,670
Insurance fees due to Jackson
of New York	9,004	1	1,070	—	25,209	80	32,129
Total liabilities	73,429	1	87,459	—	380,507	307	449,075
Net assets	$212,705,948	$63,516	$34,781,998	$6,403	$709,599,564	$6,135,933	$839,035,198

Investments in Funds, shares outstanding	10,726,472	3,177	2,024,563	368	29,752,602	254,497	10,733,468
Investments in Funds, at cost	$135,224,427	$41,605	$27,772,245	$5,231	$526,806,888	$4,814,516	$525,736,862

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I	JNL/T. Rowe Price Balanced Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class I	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class I	JNL/T. Rowe Price Established Growth Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	3,229,473	261	351,409	40	8,027,641	24,700	11,338,116
Total expenses	3,229,473	261	351,409	40	8,027,641	24,700	11,338,116
Net investment income (loss)	(3,229,473)	(261)	(351,409)	(40)	(8,027,641)	(24,700)	(11,338,116)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	13,127,378	74	2,151,968	6	23,426,062	186,797	65,962,867
Net change in unrealized appreciation
(depreciation) on investments	35,375,294	13,370	1,569,814	738	77,046,943	655,493	39,831,161
Net realized and unrealized gain (loss)	48,502,672	13,444	3,721,782	744	100,473,005	842,290	105,794,028

Net change in net assets
from operations	$45,273,199	$13,183	$3,370,373	$704	$92,445,364	$817,590	$94,455,912

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/T. Rowe Price Established Growth Fund - Class I	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class I	JNL/T. Rowe Price U.S. High Yield Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class I
Assets
Investments, at fair value	$6,055,793	$462,820,455	$2,639,338	$80,699,698	$4,558,992	$12,291,777	$61,421
Receivables:
Investments in Fund shares sold	475	119,625	225	26,795	51	1,289	1
Investment Division units sold	—	61,330	—	7,587	—	48,415	—
Total assets	6,056,268	463,001,410	2,639,563	80,734,080	4,559,043	12,341,481	61,422

Liabilities
Payables:
Investments in Fund shares purchased	—	61,330	—	7,587	—	48,415	—
Investment Division units redeemed	397	101,015	192	23,806	—	870	—
Insurance fees due to Jackson
of New York	78	18,610	33	2,989	51	419	1
Total liabilities	475	180,955	225	34,382	51	49,704	1
Net assets	$6,055,793	$462,820,455	$2,639,338	$80,699,698	$4,558,992	$12,291,777	$61,421

Investments in Funds, shares outstanding	74,204	5,914,638	31,853	7,663,789	424,883	1,028,601	5,140
Investments in Funds, at cost	$4,929,761	$288,700,810	$1,986,304	$78,626,423	$4,513,474	$11,318,623	$57,883

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/T. Rowe Price Established Growth Fund - Class I	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class I	JNL/T. Rowe Price U.S. High Yield Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	26,163	6,640,145	13,326	1,118,812	16,279	138,520	272
Total expenses	26,163	6,640,145	13,326	1,118,812	16,279	138,520	272
Net investment income (loss)	(26,163)	(6,640,145)	(13,326)	(1,118,812)	(16,279)	(138,520)	(272)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	321,735	32,426,451	216,980	1,078,421	4,427	166,640	535
Net change in unrealized appreciation
(depreciation) on investments	345,832	22,060,935	155,244	(1,400,058)	(16,013)	337,118	2,145
Net realized and unrealized gain (loss)	667,567	54,487,386	372,224	(321,637)	(11,586)	503,758	2,680

Net change in net assets
from operations	$641,404	$47,847,241	$358,898	$(1,440,449)	$(27,865)	$365,238	$2,408

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class I	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A
Assets
Investments, at fair value	$292,683,372	$4,593,902	$188,199,228	$6,141,176	$41,681,597	$1,522,954	$62,933,548
Receivables:
Investments in Fund shares sold	79,768	54	90,458	85	2,170	19	6,983
Investment Division units sold	132,724	—	37,545	—	344	—	230
Total assets	292,895,864	4,593,956	188,327,231	6,141,261	41,684,111	1,522,973	62,940,761

Liabilities
Payables:
Investments in Fund shares purchased	132,724	—	37,545	—	344	—	230
Investment Division units redeemed	68,019	—	83,149	—	781	—	4,654
Insurance fees due to Jackson
of New York	11,749	54	7,309	85	1,389	19	2,329
Total liabilities	212,492	54	128,003	85	2,514	19	7,213
Net assets	$292,683,372	$4,593,902	$188,199,228	$6,141,176	$41,681,597	$1,522,954	$62,933,548

Investments in Funds, shares outstanding	11,816,042	175,474	12,204,879	390,909	3,162,488	113,399	4,410,200
Investments in Funds, at cost	$206,463,941	$3,471,929	$170,336,059	$5,489,972	$36,299,637	$1,257,085	$53,456,787

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class I	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	3,864,089	18,015	1,981,049	18,798	471,056	6,549	728,995
Total expenses	3,864,089	18,015	1,981,049	18,798	471,056	6,549	728,995
Net investment income (loss)	(3,864,089)	(18,015)	(1,981,049)	(18,798)	(471,056)	(6,549)	(728,995)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	14,554,085	171,869	1,977,285	91,286	1,100,174	5,490	1,170,105
Net change in unrealized appreciation
(depreciation) on investments	49,565,770	845,094	11,604,039	310,775	1,193,969	88,824	3,714,296
Net realized and unrealized gain (loss)	64,119,855	1,016,963	13,581,324	402,061	2,294,143	94,314	4,884,401

Net change in net assets
from operations	$60,255,766	$998,948	$11,600,275	$383,263	$1,823,087	$87,765	$4,155,406
See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I	JNL/WCM Focused International Equity Fund - Class A	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I
Assets
Investments, at fair value	$5,228,826	$44,279,543	$1,241,008	$2,704,477	$—	$624,741,155	$1,458,031
Receivables:
Investments in Fund shares sold	66	9,775	16	105	—	140,858	19
Investment Division units sold	—	115,237	—	275	—	25,016	—
Total assets	5,228,892	44,404,555	1,241,024	2,704,857	—	624,907,029	1,458,050

Liabilities
Payables:
Investments in Fund shares purchased	—	115,237	—	275	—	25,016	—
Investment Division units redeemed	—	8,182	1	17	—	117,429	—
Insurance fees due to Jackson
of New York	66	1,593	15	88	—	23,429	19
Total liabilities	66	125,012	16	380	—	165,874	19
Net assets	$5,228,826	$44,279,543	$1,241,008	$2,704,477	$—	$624,741,155	$1,458,031

Investments in Funds, shares outstanding	359,617	1,888,253	52,563	222,408	—	18,310,116	40,990
Investments in Funds, at cost	$4,508,007	$37,654,927	$983,947	$2,484,138	$—	$440,770,632	$1,080,346

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I	JNL/WCM Focused International Equity Fund - Class A	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	23,149	458,627	4,621	29,587	—	7,934,009	6,426
Total expenses	23,149	458,627	4,621	29,587	—	7,934,009	6,426
Net investment income (loss)	(23,149)	(458,627)	(4,621)	(29,587)	—	(7,934,009)	(6,426)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	3,289,684	93,035	—	—	—	—
Investments	26,298	1,879,010	7,862	74,897	—	22,981,654	72,115
Net change in unrealized appreciation
(depreciation) on investments	473,919	75,343	64,712	(21,709)	—	75,451,390	157,390
Net realized and unrealized gain (loss)	500,217	5,244,037	165,609	53,188	—	98,433,044	229,505

Net change in net assets
from operations	$477,068	$4,785,410	$160,988	$23,601	$—	$90,499,035	$223,079

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2021

	JNL/WMC Equity Income Fund - Class A	JNL/WMC Equity Income Fund - Class I	JNL/WMC Global Real Estate Fund - Class A	JNL/WMC Global Real Estate Fund - Class I	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Government Money Market Fund - Class I	JNL/WMC Value Fund - Class A
Assets
Investments, at fair value	$60,740,855	$1,328,850	$69,241,475	$101,189	$114,353,248	$4,449,918	$59,585,981
Receivables:
Investments in Fund shares sold	37,386	22	9,018	1	178,328	54	15,331
Investment Division units sold	16,138	—	22,216	—	448,200	—	—
Total assets	60,794,379	1,328,872	69,272,709	101,190	114,979,776	4,449,972	59,601,312

Liabilities
Payables:
Investments in Fund shares purchased	16,138	—	22,216	—	448,200	—	—
Investment Division units redeemed	35,069	—	6,305	—	174,432	—	12,884
Insurance fees due to Jackson
of New York	2,317	22	2,713	1	3,896	54	2,447
Total liabilities	53,524	22	31,234	1	626,528	54	15,331
Net assets	$60,740,855	$1,328,850	$69,241,475	$101,189	$114,353,248	$4,449,918	$59,585,981

Investments in Funds, shares outstanding	3,815,380	82,333	5,717,711	8,147	114,353,248	4,449,918	1,947,891
Investments in Funds, at cost	$45,155,029	$941,517	$56,736,474	$84,915	$114,353,248	$4,449,918	$43,211,986

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

	JNL/WMC Equity Income Fund - Class A	JNL/WMC Equity Income Fund - Class I	JNL/WMC Global Real Estate Fund - Class A	JNL/WMC Global Real Estate Fund - Class I	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Government Money Market Fund - Class I	JNL/WMC Value Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$1,346	$—
Expenses
Asset-based charges	777,631	7,191	943,943	425	1,564,046	8,520	846,998
Total expenses	777,631	7,191	943,943	425	1,564,046	8,520	846,998
Net investment income (loss)	(777,631)	(7,191)	(943,943)	(425)	(1,564,046)	(7,174)	(846,998)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	117	4	—
Investments	2,539,836	246,120	1,131,713	129	(1)	—	2,399,971
Net change in unrealized appreciation
(depreciation) on investments	9,859,599	42,318	14,394,430	19,366	—	—	10,788,788
Net realized and unrealized gain (loss)	12,399,435	288,438	15,526,143	19,495	116	4	13,188,759

Net change in net assets
from operations	$11,621,804	$281,247	$14,582,200	$19,070	$(1,563,930)	$(7,170)	$12,341,761

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2021

JNL/WMC Value Fund - Class I
Assets
Investments, at fair value	$—
Receivables:
Investments in Fund shares sold	—
Investment Division units sold	—
Total assets	—

Liabilities
Payables:
Investments in Fund shares purchased	—
Investment Division units redeemed	—
Insurance fees due to Jackson
of New York	—
Total liabilities	—
Net assets	$—

Investments in Funds, shares outstanding	—
Investments in Funds, at cost	$—

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2021

JNL/WMC Value Fund - Class I
Investment Income
Dividends	$—
Expenses
Asset-based charges	—
Total expenses	—
Net investment income (loss)	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—
Investments	—
Net change in unrealized appreciation
(depreciation) on investments	—
Net realized and unrealized gain (loss)	—

Net change in net assets
from operations	$—

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I	JNL Bond Index Fund - Class I(a)	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Emerging Markets Index Fund - Class I(a)	JNL Growth Allocation Fund - Class A
Operations
Net investment income (loss)	$(1,508,973)	$(1,556)	$—	$(630,683)	$—	$—	$(2,411,785)
Net realized gain (loss) on investments	6,289,341	108,006	—	1,583,737	—	—	12,936,523
Net change in unrealized appreciation
(depreciation) on investments	8,923,777	(40,032)	—	341,845	—	—	8,431,434
Net change in net assets
from operations	13,704,145	66,418	—	1,294,899	—	—	18,956,172

Contract transactions
Purchase payments	7,673,259	191,913	—	5,008,235	—	—	11,092,563
Surrenders and terminations	(6,562,031)	—	—	(3,740,501)	—	—	(21,801,133)
Transfers between Investment Divisions	874,146	(742,827)	—	1,017,492	—	—	(2,105,786)
Contract owner charges	(1,032,644)	(4,185)	—	(204,844)	—	—	(1,664,383)
Net change in net assets
from contract transactions	952,730	(555,099)	—	2,080,382	—	—	(14,478,739)

Net change in net assets	14,656,875	(488,681)	—	3,375,281	—	—	4,477,433

Net assets beginning of year	99,990,416	758,116	—	51,587,883	—	—	170,138,070

Net assets end of year	$114,647,291	$269,435	$—	$54,963,164	$—	$—	$174,615,503

Contract unit transactions
Units outstanding at beginning of year	5,466,896	40,422	—	3,975,573	—	—	8,995,232
Units issued	864,626	9,652	—	1,142,828	—	—	1,001,009
Units redeemed	(830,505)	(36,266)	—	(983,634)	—	—	(1,711,568)
Units outstanding at end of year	5,501,017	13,808	—	4,134,767	—	—	8,284,673
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$17,622,580	$192,385	$—	$15,008,076	$—	$—	$20,613,478
Proceeds from sales	$18,178,823	$749,040	$—	$13,558,377	$—	$—	$37,504,002

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 26, 2021. The Statement of Changes in Net Assets is from April 26, 2021 through December 31, 2021.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL Growth Allocation Fund - Class I	JNL International Index Fund - Class I(a)	JNL iShares Tactical Growth Fund - Class A	JNL iShares Tactical Growth Fund - Class I	JNL iShares Tactical Moderate Fund - Class A	JNL iShares Tactical Moderate Fund - Class I	JNL iShares Tactical Moderate Growth Fund - Class A
Operations
Net investment income (loss)	$(1,003)	$—	$(21,815)	$1,844	$28,750	$—	$983
Net realized gain (loss) on investments	3,605	—	1,877,796	16,774	725,598	—	1,456,121
Net change in unrealized appreciation
(depreciation) on investments	24,124	—	2,729,165	15,989	338,935	—	1,546,551
Net change in net assets
from operations	26,726	—	4,585,146	34,607	1,093,283	—	3,003,655

Contract transactions
Purchase payments	—	—	9,692,235	—	3,891,574	—	3,875,670
Surrenders and terminations	—	—	(1,345,081)	—	(1,727,772)	—	(2,759,848)
Transfers between Investment Divisions	(9,528)	—	(267,265)	1,534	(338,349)	—	(214,250)
Contract owner charges	(2,051)	—	(106,811)	(2,887)	(40,874)	—	(98,228)
Net change in net assets
from contract transactions	(11,579)	—	7,973,078	(1,353)	1,784,579	—	803,344

Net change in net assets	15,147	—	12,558,224	33,254	2,877,862	—	3,806,999

Net assets beginning of year	211,932	—	28,824,003	227,904	16,470,811	—	29,180,748

Net assets end of year	$227,079	$—	$41,382,227	$261,158	$19,348,673	$—	$32,987,747

Contract unit transactions
Units outstanding at beginning of year	12,119	—	1,501,567	12,660	1,131,712	—	1,710,897
Units issued	—	—	658,648	3,004	390,098	—	331,068
Units redeemed	(628)	—	(266,125)	(3,037)	(275,683)	—	(282,887)
Units outstanding at end of year	11,491	—	1,894,090	12,627	1,246,127	—	1,759,078
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$—	$—	$14,680,402	$67,686	$6,427,910	$—	$6,876,895
Proceeds from sales	$12,582	$—	$5,831,897	$61,549	$4,320,267	$—	$5,465,565

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 26, 2021. The Statement of Changes in Net Assets is from April 26, 2021 through December 31, 2021.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL iShares Tactical Moderate Growth Fund - Class I	JNL Mid Cap Index Fund - Class I(a)	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I	JNL Multi-Manager Alternative Fund - Class A
Operations
Net investment income (loss)	$18,437	$—	$(1,995,663)	$(570)	$(4,135,961)	$(819)	$(159,278)
Net realized gain (loss) on investments	43,612	—	5,592,814	204	14,679,981	12,376	280,235
Net change in unrealized appreciation
(depreciation) on investments	141,596	—	4,511,980	9,151	13,794,176	4,176	62,651
Net change in net assets
from operations	203,645	—	8,109,131	8,785	24,338,196	15,733	183,608

Contract transactions
Purchase payments	—	—	7,136,053	—	11,793,311	—	1,103,592
Surrenders and terminations	(69,034)	—	(11,857,481)	—	(27,979,273)	(1,824)	(1,009,322)
Transfers between Investment Divisions	(1,892)	—	(4,154,376)	(268)	581,775	992	4,268,531
Contract owner charges	(21,744)	—	(1,339,689)	(340)	(2,701,991)	(513)	(28,100)
Net change in net assets
from contract transactions	(92,670)	—	(10,215,493)	(608)	(18,306,178)	(1,345)	4,334,701

Net change in net assets	110,975	—	(2,106,362)	8,177	6,032,018	14,388	4,518,309

Net assets beginning of year	1,857,997	—	142,290,647	121,206	284,537,444	143,217	11,605,509

Net assets end of year	$1,968,972	$—	$140,184,285	$129,383	$290,569,462	$157,605	$16,123,818

Contract unit transactions
Units outstanding at beginning of year	100,326	—	9,401,689	7,576	15,664,425	7,429	1,055,130
Units issued	—	—	1,008,747	—	1,628,470	3,156	599,490
Units redeemed	(4,698)	—	(1,670,642)	(37)	(2,602,138)	(3,129)	(207,859)
Units outstanding at end of year	95,628	—	8,739,794	7,539	14,690,757	7,456	1,446,761
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$62,699	$—	$15,993,195	$—	$31,936,554	$57,876	$6,659,247
Proceeds from sales	$100,420	$—	$28,204,351	$1,178	$54,378,693	$60,040	$2,483,824

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 26, 2021. The Statement of Changes in Net Assets is from April 26, 2021 through December 31, 2021.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL Multi-Manager Alternative Fund - Class I	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class I	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class I(a)	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I
Operations
Net investment income (loss)	$(821)	$(158,116)	$5,618	$(266,397)	$19	$(320,329)	$(4,456)
Net realized gain (loss) on investments	1,844	4,868,135	24,249	372,260	1,633	1,429,488	4,751
Net change in unrealized appreciation
(depreciation) on investments	1,483	(5,576,242)	(32,299)	799,724	55	3,398,245	161,811
Net change in net assets
from operations	2,506	(866,223)	(2,432)	905,587	1,707	4,507,404	162,106

Contract transactions
Purchase payments	24,445	2,628,730	176,494	2,293,746	55,000	5,211,811	147,812
Surrenders and terminations	—	(6,864,981)	(2,072)	(1,953,098)	—	(1,053,665)	—
Transfers between Investment Divisions	155,368	(58,670)	(80,914)	42,678,245	17,861	2,590,754	158,672
Contract owner charges	(1,989)	(807,307)	(5,488)	(267,713)	(668)	(235,815)	(8,561)
Net change in net assets
from contract transactions	177,824	(5,102,228)	88,020	42,751,180	72,193	6,513,085	297,923

Net change in net assets	180,330	(5,968,451)	85,588	43,656,767	73,900	11,020,489	460,029

Net assets beginning of year	49,919	85,696,279	403,084	153,031	—	18,086,545	581,085

Net assets end of year	$230,249	$79,727,828	$488,672	$43,809,798	$73,900	$29,107,034	$1,041,114

Contract unit transactions
Units outstanding at beginning of year	4,298	5,659,536	21,439	11,145	—	1,113,464	34,129
Units issued	20,358	734,205	11,322	3,087,484	7,941	664,424	16,152
Units redeemed	(5,264)	(1,065,360)	(6,696)	(273,596)	(3,377)	(316,189)	(858)
Units outstanding at end of year	19,392	5,328,381	26,065	2,825,033	4,564	1,461,699	49,423
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$239,809	$12,687,841	$227,917	$47,396,209	$128,153	$12,314,493	$314,325
Proceeds from sales	$62,806	$17,948,185	$134,279	$4,602,235	$55,424	$6,121,737	$20,858

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 26, 2021. The Statement of Changes in Net Assets is from April 26, 2021 through December 31, 2021.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class I	JNL S&P 500 Index Fund - Class I	JNL Small Cap Index Fund - Class I(a)	JNL/American Funds Balanced Fund - Class A
Operations
Net investment income (loss)	$(2,939,149)	$(10,481)	$(1,440,116)	$(1,189)	$(65,482)	$—	$(2,302,833)
Net realized gain (loss) on investments	18,025,010	207,170	3,691,599	24,336	1,121,067	—	5,519,985
Net change in unrealized appreciation
(depreciation) on investments	(13,915,578)	(274,069)	11,131,146	825	2,353,594	—	15,911,076
Net change in net assets
from operations	1,170,283	(77,380)	13,382,629	23,972	3,409,179	—	19,128,228

Contract transactions
Purchase payments	16,536,572	261,288	5,610,161	43,150	3,871,319	—	28,580,491
Surrenders and terminations	(14,163,730)	(501,062)	(6,695,346)	(505,142)	(436,077)	—	(8,743,925)
Transfers between Investment Divisions	23,203,780	841,733	45,523,260	545,143	(1,580,654)	—	12,078,251
Contract owner charges	(2,005,880)	(26,883)	(1,032,360)	(4,586)	(150,070)	—	(1,554,259)
Net change in net assets
from contract transactions	23,570,742	575,076	43,405,715	78,565	1,704,518	—	30,360,558

Net change in net assets	24,741,025	497,696	56,788,344	102,537	5,113,697	—	49,488,786

Net assets beginning of year	180,836,196	1,469,318	58,133,969	45,838	11,635,805	—	133,736,011

Net assets end of year	$205,577,221	$1,967,014	$114,922,313	$148,375	$16,749,502	$—	$183,224,797

Contract unit transactions
Units outstanding at beginning of year	2,008,053	11,515	2,444,872	1,502	743,896	—	6,750,560
Units issued	736,834	19,503	2,384,810	31,325	392,811	—	2,617,198
Units redeemed	(509,624)	(15,797)	(847,020)	(28,859)	(299,249)	—	(1,245,412)
Units outstanding at end of year	2,235,263	15,221	3,982,662	3,968	837,458	—	8,122,346
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$72,180,892	$2,662,405	$66,723,003	$1,100,838	$6,959,990	$—	$56,904,103
Proceeds from sales	$51,549,299	$2,097,810	$24,757,404	$1,023,462	$5,320,954	$—	$28,846,378

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 26, 2021. The Statement of Changes in Net Assets is from April 26, 2021 through December 31, 2021.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/American Funds Balanced Fund - Class I	JNL/American Funds Bond Fund of America Fund - Class A(a)	JNL/American Funds Bond Fund of America Fund - Class I(a)	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class I	JNL/American Funds Capital World Bond Fund - Class A	JNL/American Funds Capital World Bond Fund - Class I
Operations
Net investment income (loss)	$(1,332)	$(14,731)	$(7)	$(185,671)	$(1,488)	$(401,387)	$(254)
Net realized gain (loss) on investments	3,653	2,739	—	217,262	24,392	501,261	43
Net change in unrealized appreciation
(depreciation) on investments	30,982	5,666	73	1,600,063	9,868	(2,006,416)	(2,823)
Net change in net assets
from operations	33,303	(6,326)	66	1,631,654	32,772	(1,906,542)	(3,034)

Contract transactions
Purchase payments	75,000	1,733,312	38,667	2,946,940	1,138,077	1,711,344	4,500
Surrenders and terminations	(7,788)	(108,682)	—	(341,445)	(4,486)	(3,158,709)	—
Transfers between Investment Divisions	3,197	1,522,328	14,041	4,621,778	(948,814)	1,193,413	8,356
Contract owner charges	(2,640)	(10,430)	—	(104,340)	(2,163)	(304,763)	(365)
Net change in net assets
from contract transactions	67,769	3,136,528	52,708	7,122,933	182,614	(558,715)	12,491

Net change in net assets	101,072	3,130,202	52,774	8,754,587	215,386	(2,465,257)	9,457

Net assets beginning of year	234,601	—	—	10,449,886	110,198	28,540,952	51,239

Net assets end of year	$335,673	$3,130,202	$52,774	$19,204,473	$325,584	$26,075,695	$60,696

Contract unit transactions
Units outstanding at beginning of year	8,949	—	—	936,967	9,618	2,440,479	4,289
Units issued	2,625	345,790	5,226	714,226	98,940	496,087	962
Units redeemed	(545)	(33,463)	—	(133,699)	(83,683)	(550,361)	(27)
Units outstanding at end of year	11,029	312,327	5,226	1,517,494	24,875	2,386,205	5,224
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$82,569	$3,474,147	$52,708	$8,730,457	$1,227,458	$5,627,215	$12,856
Proceeds from sales	$16,132	$352,350	$7	$1,793,195	$1,046,332	$6,587,317	$619

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 26, 2021. The Statement of Changes in Net Assets is from April 26, 2021 through December 31, 2021.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I	JNL/American Funds Growth Fund - Class A
Operations
Net investment income (loss)	$(780,933)	$(5,861)	$(842,206)	$(1,091)	$(2,930,620)	$(7,524)	$(3,116,288)
Net realized gain (loss) on investments	3,780,680	13,475	4,426,470	12,562	11,101,748	67,426	20,247,721
Net change in unrealized appreciation
(depreciation) on investments	4,797,225	106,569	(1,086,673)	157	14,683,170	96,457	24,328,806
Net change in net assets
from operations	7,796,972	114,183	2,497,591	11,628	22,854,298	156,359	41,460,239

Contract transactions
Purchase payments	9,010,909	276,415	5,448,046	12,941	35,245,969	1,280,718	48,923,460
Surrenders and terminations	(2,181,781)	(23,704)	(3,201,890)	(4,599)	(10,391,095)	—	(11,220,537)
Transfers between Investment Divisions	7,423,329	634,338	11,241	34,969	3,287,002	(16,295)	3,421,723
Contract owner charges	(443,096)	(7,457)	(628,899)	(2,341)	(2,050,279)	(6,943)	(1,900,922)
Net change in net assets
from contract transactions	13,809,361	879,592	1,628,498	40,970	26,091,597	1,257,480	39,223,724

Net change in net assets	21,606,333	993,775	4,126,089	52,598	48,945,895	1,413,839	80,683,963

Net assets beginning of year	47,529,865	390,043	53,109,003	190,939	181,999,921	621,566	196,509,722

Net assets end of year	$69,136,198	$1,383,818	$57,235,092	$243,537	$230,945,816	$2,035,405	$277,193,685

Contract unit transactions
Units outstanding at beginning of year	2,076,318	16,157	2,334,972	7,231	8,637,904	27,277	5,098,761
Units issued	1,111,526	36,417	538,768	2,681	2,617,121	70,400	2,429,750
Units redeemed	(550,049)	(2,850)	(480,228)	(1,227)	(1,508,078)	(19,884)	(1,536,581)
Units outstanding at end of year	2,637,795	49,724	2,393,512	8,685	9,746,947	77,793	5,991,930
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$27,352,948	$953,383	$13,338,924	$76,882	$60,169,016	$1,743,543	$102,935,430
Proceeds from sales	$14,324,520	$79,652	$12,552,632	$37,003	$37,008,039	$493,587	$66,827,994

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/American Funds Growth Fund - Class I	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I	JNL/American Funds International Fund - Class A	JNL/American Funds International Fund - Class I	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class I
Operations
Net investment income (loss)	$(9,240)	$(7,406,685)	$(20,735)	$(1,511,495)	$(1,944)	$(2,438,166)	$(5,860)
Net realized gain (loss) on investments	73,780	33,098,036	217,813	4,785,392	17,175	8,979,510	69,024
Net change in unrealized appreciation
(depreciation) on investments	273,950	77,490,204	708,312	(6,651,119)	(21,586)	7,214,086	35,469
Net change in net assets
from operations	338,490	103,181,555	905,390	(3,377,222)	(6,355)	13,755,430	98,633

Contract transactions
Purchase payments	953,577	60,077,028	2,036,643	7,297,930	122,466	12,692,618	793,609
Surrenders and terminations	(115,213)	(31,827,110)	(111,925)	(6,023,930)	(5,052)	(14,028,339)	—
Transfers between Investment Divisions	149,744	(8,708,907)	(502,892)	1,237,670	(3,244)	(1,359,658)	(263,410)
Contract owner charges	(15,170)	(5,332,446)	(43,875)	(1,015,827)	(3,849)	(1,537,960)	(12,618)
Net change in net assets
from contract transactions	972,938	14,208,565	1,377,951	1,495,843	110,321	(4,233,339)	517,581

Net change in net assets	1,311,428	117,390,120	2,283,341	(1,881,379)	103,966	9,522,091	616,214

Net assets beginning of year	1,166,360	463,054,557	3,251,883	105,765,891	339,688	163,117,451	854,400

Net assets end of year	$2,477,788	$580,444,677	$5,535,224	$103,884,512	$443,654	$172,639,542	$1,470,614

Contract unit transactions
Units outstanding at beginning of year	27,689	16,185,217	99,181	6,202,620	17,872	8,959,409	43,219
Units issued	27,601	3,140,721	68,210	1,194,722	11,205	1,202,386	51,501
Units redeemed	(6,727)	(2,700,682)	(30,071)	(1,118,419)	(5,279)	(1,425,602)	(27,891)
Units outstanding at end of year	48,563	16,625,256	137,320	6,278,923	23,798	8,736,193	66,829
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$1,290,033	$100,173,059	$2,506,811	$20,820,924	$219,848	$23,163,755	$1,113,600
Proceeds from sales	$326,335	$93,371,179	$1,149,595	$20,836,576	$111,471	$29,835,260	$601,879

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/American Funds Washington Mutual Investors Fund - Class I	JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/AQR Large Cap Defensive Style Fund - Class I	JNL/Baillie Gifford International Growth Fund - Class A
Operations
Net investment income (loss)	$(1,465,517)	$(3,367)	$(3,954,800)	$(6,839)	$(432,082)	$(174)	$(1,475,490)
Net realized gain (loss) on investments	6,003,146	71,762	17,885,078	167,502	567,800	80	10,892,832
Net change in unrealized appreciation
(depreciation) on investments	(1,896,505)	(42,782)	44,191,397	158,083	4,635,124	7,136	(19,154,512)
Net change in net assets
from operations	2,641,124	25,613	58,121,675	318,746	4,770,842	7,042	(9,737,170)

Contract transactions
Purchase payments	8,233,467	63,255	13,537,984	235,202	943,360	14,000	11,146,161
Surrenders and terminations	(6,044,788)	(3,403)	(20,247,536)	(10,032)	(2,087,884)	—	(4,597,987)
Transfers between Investment Divisions	3,236,643	74,303	(175,285)	(469,524)	32,710,902	(262)	1,696,871
Contract owner charges	(1,081,819)	(8,628)	(2,821,675)	(15,134)	(300,775)	(72)	(988,662)
Net change in net assets
from contract transactions	4,343,503	125,527	(9,706,512)	(259,488)	31,265,603	13,666	7,256,383

Net change in net assets	6,984,627	151,140	48,415,163	59,258	36,036,445	20,708	(2,480,787)

Net assets beginning of year	92,284,486	632,197	232,524,856	1,066,415	5,789,283	29,284	97,027,914

Net assets end of year	$99,269,113	$783,337	$280,940,019	$1,125,673	$41,825,728	$49,992	$94,547,127

Contract unit transactions
Units outstanding at beginning of year	5,267,752	31,192	9,708,122	38,101	494,490	2,455	5,461,685
Units issued	1,228,680	18,790	1,486,456	19,740	2,948,045	1,023	2,742,497
Units redeemed	(1,004,212)	(12,738)	(1,858,031)	(25,850)	(467,111)	(34)	(2,407,772)
Units outstanding at end of year	5,492,220	37,244	9,336,547	31,991	2,975,424	3,444	5,796,410
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$22,852,023	$409,076	$40,290,656	$619,859	$37,217,884	$14,092	$50,262,405
Proceeds from sales	$19,974,037	$286,916	$53,951,968	$886,186	$6,384,363	$600	$44,481,512

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/Baillie Gifford International Growth Fund - Class I	JNL/Baillie Gifford U.S. Equity Growth Fund - Class A(a)	JNL/BlackRock Advantage International Fund - Class A	JNL/BlackRock Advantage International Fund - Class I	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I	JNL/BlackRock Global Natural Resources Fund - Class A
Operations
Net investment income (loss)	$(7,776)	$(718)	$(10,683)	$73	$(2,625,373)	$(507)	$(746,972)
Net realized gain (loss) on investments	134,473	(38)	91,268	1,186	8,612,842	14,291	2,520,535
Net change in unrealized appreciation
(depreciation) on investments	(247,875)	(65,639)	103,133	3,439	4,538,406	(9,203)	11,584,424
Net change in net assets
from operations	(121,178)	(66,395)	183,718	4,698	10,525,875	4,581	13,357,987

Contract transactions
Purchase payments	267,075	351,571	943,430	—	7,832,349	88,200	3,476,647
Surrenders and terminations	(14,992)	—	(32,335)	(2,622)	(16,072,981)	(323)	(3,948,829)
Transfers between Investment Divisions	(76,700)	1,319,043	3,225,435	2,084	(181,027)	(55,962)	398,475
Contract owner charges	(16,438)	—	(23,014)	(575)	(1,873,175)	(603)	(491,455)
Net change in net assets
from contract transactions	158,945	1,670,614	4,113,516	(1,113)	(10,294,834)	31,312	(565,162)

Net change in net assets	37,767	1,604,219	4,297,234	3,585	231,041	35,893	12,792,825

Net assets beginning of year	1,611,634	—	966,529	35,731	184,147,679	97,193	46,862,394

Net assets end of year	$1,649,401	$1,604,219	$5,263,763	$39,316	$184,378,720	$133,086	$59,655,219

Contract unit transactions
Units outstanding at beginning of year	87,917	—	87,344	3,167	11,090,778	6,030	5,853,024
Units issued	32,728	181,750	376,925	184	1,125,402	4,363	1,338,941
Units redeemed	(24,058)	(33)	(37,458)	(262)	(1,729,875)	(3,122)	(1,420,456)
Units outstanding at end of year	96,587	181,717	426,811	3,089	10,486,305	7,271	5,771,509
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$627,575	$1,670,959	$4,634,110	$2,857	$19,601,537	$89,603	$12,755,799
Proceeds from sales	$476,406	$1,063	$488,739	$3,373	$32,521,744	$58,798	$14,067,933

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 26, 2021. The Statement of Changes in Net Assets is from April 26, 2021 through December 31, 2021.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/BlackRock Global Natural Resources Fund - Class I	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Causeway International Value Select Fund - Class A	JNL/Causeway International Value Select Fund - Class I	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class I
Operations
Net investment income (loss)	$(170)	$(5,337,654)	$(14,329)	$(62,951)	$2,307	$(749,835)	$(4,932)
Net realized gain (loss) on investments	345	30,791,611	134,466	800,173	406	3,413,332	44,613
Net change in unrealized appreciation
(depreciation) on investments	6,031	37,181,739	390,265	2,191,068	2,027	7,114,481	142,208
Net change in net assets
from operations	6,206	62,635,696	510,402	2,928,290	4,740	9,777,978	181,889

Contract transactions
Purchase payments	30,147	26,501,753	473,594	3,120,746	126,267	7,579,651	530,288
Surrenders and terminations	(2,629)	(23,651,256)	(1,293)	(3,033,116)	(3,250)	(2,290,696)	(7,139)
Transfers between Investment Divisions	21,894	(12,083,033)	(11,804)	1,026,444	16,080	(1,160,763)	(138,850)
Contract owner charges	(465)	(3,798,750)	(29,922)	(434,692)	(1,426)	(480,264)	(11,289)
Net change in net assets
from contract transactions	48,947	(13,031,286)	430,575	679,382	137,671	3,647,928	373,010

Net change in net assets	55,153	49,604,410	940,977	3,607,672	142,411	13,425,906	554,899

Net assets beginning of year	283	342,587,667	2,333,313	42,355,666	47,536	47,829,286	649,808

Net assets end of year	$55,436	$392,192,077	$3,274,290	$45,963,338	$189,947	$61,255,192	$1,204,707

Contract unit transactions
Units outstanding at beginning of year	30	3,484,603	16,177	2,644,994	2,048	2,689,559	35,181
Units issued	4,896	564,405	6,442	484,436	5,994	852,662	28,945
Units redeemed	(376)	(700,086)	(3,401)	(454,457)	(231)	(662,268)	(10,146)
Units outstanding at end of year	4,550	3,348,922	19,218	2,674,973	7,811	2,879,953	53,980
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$53,268	$62,134,975	$980,781	$9,019,197	$146,068	$16,297,965	$578,613
Proceeds from sales	$4,491	$80,503,915	$564,535	$8,402,766	$6,090	$13,399,872	$210,535

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/DFA International Core Equity Fund - Class A	JNL/DFA International Core Equity Fund - Class I	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A
Operations
Net investment income (loss)	$39,630	$4,503	$(1,081,227)	$(1,340)	$(446,668)	$(6,140)	$(2,681,675)
Net realized gain (loss) on investments	117,991	2,845	5,918,159	8,698	2,432,026	14,457	2,356,118
Net change in unrealized appreciation
(depreciation) on investments	(7,653)	1,992	12,127,718	49,909	3,179,616	296,792	(3,163,157)
Net change in net assets
from operations	149,968	9,340	16,964,650	57,267	5,164,974	305,109	(3,488,714)

Contract transactions
Purchase payments	1,081,601	405,299	3,073,799	166,317	4,833,764	262,360	6,527,332
Surrenders and terminations	(118,797)	(8,499)	(5,114,450)	(4,714)	(1,444,379)	(6,298)	(17,544,026)
Transfers between Investment Divisions	4,342,413	94,695	182,632	(15,094)	11,840,439	167,110	7,524,959
Contract owner charges	(34,066)	(1,951)	(721,675)	(2,796)	(322,816)	(3,760)	(1,786,366)
Net change in net assets
from contract transactions	5,271,151	489,544	(2,579,694)	143,713	14,907,008	419,412	(5,278,101)

Net change in net assets	5,421,119	498,884	14,384,956	200,980	20,071,982	724,521	(8,766,815)

Net assets beginning of year	1,713,795	74,023	68,884,181	173,462	15,869,795	1,052,295	191,900,171

Net assets end of year	$7,134,914	$572,907	$83,269,137	$374,442	$35,941,777	$1,776,816	$183,133,356

Contract unit transactions
Units outstanding at beginning of year	150,946	6,405	1,518,807	2,689	757,404	51,865	8,576,916
Units issued	508,769	40,545	224,577	2,366	1,271,370	22,259	1,365,248
Units redeemed	(87,499)	(2,068)	(277,882)	(496)	(655,192)	(2,379)	(1,630,160)
Units outstanding at end of year	572,216	44,882	1,465,502	4,559	1,373,582	71,745	8,312,004
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$6,506,502	$522,832	$11,784,606	$181,972	$31,206,239	$455,427	$30,825,563
Proceeds from sales	$1,149,580	$27,042	$15,445,527	$39,599	$16,745,899	$42,155	$38,785,339
See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I
Operations
Net investment income (loss)	$(5,524)	$(148,595)	$(184)	$(1,799,178)	$(6,476)	$(1,255,458)	$(3,363)
Net realized gain (loss) on investments	6,246	299,969	2,420	7,508,630	60,562	949,456	778
Net change in unrealized appreciation
(depreciation) on investments	(8,394)	(211,528)	(1,231)	19,832,475	197,473	(1,359,573)	(3,014)
Net change in net assets
from operations	(7,672)	(60,154)	1,005	25,541,927	251,559	(1,665,575)	(5,599)

Contract transactions
Purchase payments	514,336	768,820	—	14,413,213	434,296	6,024,421	358,744
Surrenders and terminations	(163,664)	(792,227)	—	(5,573,372)	(14,651)	(6,423,053)	(7,498)
Transfers between Investment Divisions	238,061	906,902	4,334	11,010,292	190,775	(2,393,595)	217,649
Contract owner charges	(4,452)	(95,994)	(332)	(1,230,325)	(11,366)	(763,547)	(3,640)
Net change in net assets
from contract transactions	584,281	787,501	4,002	18,619,808	599,054	(3,555,774)	565,255

Net change in net assets	576,609	727,347	5,007	44,161,735	850,613	(5,221,349)	559,656

Net assets beginning of year	835,219	10,836,740	46,928	106,106,422	971,684	97,467,214	313,606

Net assets end of year	$1,411,828	$11,564,087	$51,935	$150,268,157	$1,822,297	$92,245,865	$873,262

Contract unit transactions
Units outstanding at beginning of year	27,509	917,716	4,745	4,890,821	43,980	8,446,526	25,920
Units issued	33,978	314,947	3,342	1,848,812	35,674	1,672,636	52,532
Units redeemed	(14,130)	(248,042)	(2,959)	(1,082,127)	(13,328)	(1,990,405)	(5,566)
Units outstanding at end of year	47,357	984,621	5,128	5,657,506	66,326	8,128,757	72,886
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$1,033,174	$3,712,264	$41,417	$45,358,400	$921,970	$19,150,210	$631,434
Proceeds from sales	$454,417	$3,073,358	$37,599	$28,537,770	$329,392	$23,961,442	$69,542

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	JNL/First Sentier Global Infrastructure Fund - Class A	JNL/First Sentier Global Infrastructure Fund - Class I	JNL/Franklin Templeton Global Multisector Bond Fund - Class A	JNL/Franklin Templeton Global Multisector Bond Fund - Class I	JNL/Franklin Templeton Growth Allocation Fund - Class A
Operations
Net investment income (loss)	$(1,002,131)	$(1,196)	$(860,442)	$(125)	$(462,180)	$(437)	$(1,085,456)
Net realized gain (loss) on investments	857,111	111,952	1,427,986	65	(2,161,233)	(2,563)	4,743,214
Net change in unrealized appreciation
(depreciation) on investments	(1,303,812)	(141,239)	5,981,815	3,497	613,906	(1,009)	4,617,559
Net change in net assets
from operations	(1,448,832)	(30,483)	6,549,359	3,437	(2,009,507)	(4,009)	8,275,317

Contract transactions
Purchase payments	5,207,119	489,719	2,606,088	6,100	1,290,609	17,500	2,162,661
Surrenders and terminations	(6,452,861)	(5,733)	(4,669,513)	—	(2,662,763)	(2,438)	(5,085,977)
Transfers between Investment Divisions	3,287,878	(2,499,826)	1,394,934	275	599,246	17,347	(2,457,346)
Contract owner charges	(692,935)	(409)	(587,311)	(144)	(246,321)	(780)	(744,376)
Net change in net assets
from contract transactions	1,349,201	(2,016,249)	(1,255,802)	6,231	(1,019,229)	31,629	(6,125,038)

Net change in net assets	(99,631)	(2,046,732)	5,293,557	9,668	(3,028,736)	27,620	2,150,279

Net assets beginning of year	67,547,829	2,114,441	58,080,576	20,760	36,757,661	68,677	70,113,887

Net assets end of year	$67,448,198	$67,709	$63,374,133	$30,428	$33,728,925	$96,297	$72,264,166

Contract unit transactions
Units outstanding at beginning of year	2,348,996	53,388	3,515,955	1,099	3,466,706	5,708	4,558,689
Units issued	553,474	32,826	563,075	345	589,786	4,164	368,745
Units redeemed	(510,066)	(84,426)	(636,747)	(17)	(689,966)	(1,395)	(746,131)
Units outstanding at end of year	2,392,404	1,788	3,442,283	1,427	3,366,526	8,477	4,181,303
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$15,812,989	$1,235,720	$9,832,271	$6,572	$6,080,257	$47,679	$6,144,592
Proceeds from sales	$15,465,919	$3,253,165	$11,948,515	$466	$7,561,666	$16,487	$13,355,086

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/Franklin Templeton Growth Allocation Fund - Class I	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton Income Fund - Class I	JNL/Goldman Sachs 4 Fund - Class A	JNL/Goldman Sachs 4 Fund - Class I	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class I
Operations
Net investment income (loss)	$(643)	$(2,008,250)	$(1,275)	$(6,747,701)	$(4,494)	$(2,956,196)	$(7,412)
Net realized gain (loss) on investments	156	4,904,462	906	41,540,465	14,624	14,429,419	55,626
Net change in unrealized appreciation
(depreciation) on investments	15,019	14,315,669	32,075	102,446,797	263,987	15,119,024	140,256
Net change in net assets
from operations	14,532	17,211,881	31,706	137,239,561	274,117	26,592,247	188,470

Contract transactions
Purchase payments	—	5,726,492	—	12,009,301	99,584	7,114,037	17,500
Surrenders and terminations	—	(14,821,231)	(1,214)	(43,128,056)	—	(13,090,820)	(20,717)
Transfers between Investment Divisions	2,314	(564,997)	7,744	(21,004,787)	438,946	(6,907,338)	174,654
Contract owner charges	—	(1,271,847)	(2,404)	(4,435,744)	(12,402)	(1,992,193)	(17,472)
Net change in net assets
from contract transactions	2,314	(10,931,583)	4,126	(56,559,286)	526,128	(14,876,314)	153,965

Net change in net assets	16,846	6,280,298	35,832	80,680,275	800,245	11,715,933	342,435

Net assets beginning of year	106,340	136,669,044	213,784	433,597,143	608,630	188,423,584	1,119,325

Net assets end of year	$123,186	$142,949,342	$249,616	$514,277,418	$1,408,875	$200,139,517	$1,461,760

Contract unit transactions
Units outstanding at beginning of year	6,202	8,133,221	10,507	15,890,415	24,461	5,459,405	29,525
Units issued	115	960,648	479	1,483,270	19,343	462,318	8,243
Units redeemed	—	(1,584,675)	(253)	(3,282,161)	(1,945)	(870,278)	(4,433)
Units outstanding at end of year	6,317	7,509,194	10,733	14,091,524	41,859	5,051,445	33,335
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$2,314	$17,566,510	$9,770	$48,118,551	$590,967	$17,610,421	$323,530
Proceeds from sales	$643	$30,506,343	$6,919	$111,425,538	$69,333	$35,442,931	$176,977

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/Goldman Sachs Managed Conservative Fund - Class A	JNL/Goldman Sachs Managed Conservative Fund - Class I	JNL/Goldman Sachs Managed Growth Fund - Class A	JNL/Goldman Sachs Managed Growth Fund - Class I	JNL/Goldman Sachs Managed Moderate Fund - Class A	JNL/Goldman Sachs Managed Moderate Fund - Class I	JNL/Goldman Sachs Managed Moderate Growth Fund - Class A
Operations
Net investment income (loss)	$(1,413,854)	$—	$(6,487,500)	$(2,976)	$(3,629,585)	$(114)	$(6,452,202)
Net realized gain (loss) on investments	3,737,493	—	36,682,892	1,347	14,558,084	2	33,177,444
Net change in unrealized appreciation
(depreciation) on investments	(313,971)	—	21,799,232	81,039	1,470,006	583	11,724,121
Net change in net assets
from operations	2,009,668	—	51,994,624	79,410	12,398,505	471	38,449,363

Contract transactions
Purchase payments	880,674	—	8,452,263	—	5,133,463	60,750	7,439,902
Surrenders and terminations	(8,953,960)	—	(38,429,116)	—	(27,674,665)	—	(51,643,588)
Transfers between Investment Divisions	(118,319)	—	(8,950,556)	346,796	311,245	1,103	(5,506,357)
Contract owner charges	(1,129,939)	—	(4,670,988)	(8,412)	(2,829,598)	(340)	(4,735,371)
Net change in net assets
from contract transactions	(9,321,544)	—	(43,598,397)	338,384	(25,059,555)	61,513	(54,445,414)

Net change in net assets	(7,311,876)	—	8,396,227	417,794	(12,661,050)	61,984	(15,996,051)

Net assets beginning of year	98,156,914	—	425,115,754	363,817	248,560,680	—	438,080,083

Net assets end of year	$90,845,038	$—	$433,511,981	$781,611	$235,899,630	$61,984	$422,084,032

Contract unit transactions
Units outstanding at beginning of year	6,080,251	—	12,818,834	13,958	12,450,341	—	15,623,467
Units issued	400,189	—	852,627	12,571	739,794	3,056	779,967
Units redeemed	(979,663)	—	(2,106,529)	(294)	(1,954,363)	(17)	(2,633,455)
Units outstanding at end of year	5,500,777	—	11,564,932	26,235	11,235,772	3,039	13,769,979
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$6,656,428	$—	$31,261,729	$346,796	$15,397,039	$61,853	$23,355,555
Proceeds from sales	$17,391,826	$—	$81,347,626	$11,388	$44,086,179	$454	$84,253,171

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/Goldman Sachs Managed Moderate Growth Fund - Class I	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Harris Oakmark Global Equity Fund - Class I	JNL/Heitman U.S. Focused Real Estate Fund - Class A	JNL/Heitman U.S. Focused Real Estate Fund - Class I
Operations
Net investment income (loss)	$(2,740)	$(258,003)	$(2,181)	$(99,062)	$2,216	$(1,519)	$877
Net realized gain (loss) on investments	27,890	1,560,916	29,999	1,128,022	9,590	158,666	2,928
Net change in unrealized appreciation
(depreciation) on investments	23,842	(2,198,509)	(41,716)	3,322,626	22,810	1,444,741	58,398
Net change in net assets
from operations	48,992	(895,596)	(13,898)	4,351,586	34,616	1,601,888	62,203

Contract transactions
Purchase payments	—	3,224,000	39,359	2,124,039	127,955	1,187,970	6,370
Surrenders and terminations	(1,909)	(913,202)	(13,740)	(2,517,848)	(32,096)	(291,037)	—
Transfers between Investment Divisions	987,305	3,502,269	(4,881)	8,282,188	(21,747)	4,205,767	(6,541)
Contract owner charges	(7,906)	(191,322)	(6,059)	(218,214)	(1,747)	(49,898)	(2,289)
Net change in net assets
from contract transactions	977,490	5,621,745	14,679	7,670,165	72,365	5,052,802	(2,460)

Net change in net assets	1,026,482	4,726,149	781	12,021,751	106,981	6,654,690	59,743

Net assets beginning of year	120,802	13,414,453	424,709	24,362,000	203,297	2,463,167	136,212

Net assets end of year	$1,147,284	$18,140,602	$425,490	$36,383,751	$310,278	$9,117,857	$195,955

Contract unit transactions
Units outstanding at beginning of year	4,331	974,149	29,610	1,909,290	15,413	226,067	12,127
Units issued	51,207	1,481,129	15,144	1,035,488	9,484	503,265	4,855
Units redeemed	(26,668)	(1,090,000)	(14,342)	(484,808)	(4,867)	(140,541)	(4,874)
Units outstanding at end of year	28,870	1,365,278	30,412	2,459,970	20,030	588,791	12,108
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$1,673,912	$20,891,030	$225,673	$15,006,028	$148,855	$7,030,077	$57,971
Proceeds from sales	$699,162	$15,527,288	$213,175	$7,434,925	$74,274	$1,978,794	$59,554

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Global Growth Fund - Class I	JNL/Invesco International Growth Fund - Class A	JNL/Invesco International Growth Fund - Class I	JNL/Invesco Small Cap Growth Fund - Class A
Operations
Net investment income (loss)	$(165,677)	$(146)	$(2,193,204)	$(2,825)	$(167,888)	$4,320	$(3,012,791)
Net realized gain (loss) on investments	402,774	1,100	11,654,347	21,079	3,974,674	10,605	26,941,483
Net change in unrealized appreciation
(depreciation) on investments	1,620,982	82	9,367,246	41,484	(752,416)	2,065	(12,955,250)
Net change in net assets
from operations	1,858,079	1,036	18,828,389	59,738	3,054,370	16,990	10,973,442

Contract transactions
Purchase payments	3,844,356	38,700	3,709,771	84,000	2,743,911	10,144	12,991,314
Surrenders and terminations	(571,576)	—	(12,775,077)	(46,242)	(5,569,726)	—	(13,415,424)
Transfers between Investment Divisions	627,109	(35,047)	(4,282,271)	115,773	1,350,794	160,789	(6,448,816)
Contract owner charges	(112,715)	(124)	(1,522,132)	(5,772)	(607,961)	(4,951)	(2,075,576)
Net change in net assets
from contract transactions	3,787,174	3,529	(14,869,709)	147,759	(2,082,982)	165,982	(8,948,502)

Net change in net assets	5,645,253	4,565	3,958,680	207,497	971,388	182,972	2,024,940

Net assets beginning of year	9,548,532	2,825	142,721,388	380,300	65,030,616	262,464	206,527,728

Net assets end of year	$15,193,785	$7,390	$146,680,068	$587,797	$66,002,004	$445,436	$208,552,668

Contract unit transactions
Units outstanding at beginning of year	836,253	238	4,054,884	8,371	2,370,563	6,508	3,617,205
Units issued	491,974	2,979	377,011	5,316	419,061	4,254	899,916
Units redeemed	(193,679)	(2,692)	(768,298)	(2,500)	(498,958)	(443)	(1,071,622)
Units outstanding at end of year	1,134,548	525	3,663,597	11,187	2,290,666	10,319	3,445,499
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$6,224,114	$40,043	$14,399,759	$258,061	$14,010,461	$199,562	$55,546,194
Proceeds from sales	$2,602,617	$36,660	$31,462,672	$113,127	$15,011,139	$21,314	$67,507,487

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan Global Allocation Fund - Class A	JNL/JPMorgan Global Allocation Fund - Class I	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class I
Operations
Net investment income (loss)	$(5,473)	$(1,038,263)	$(268)	$(205,822)	$1,374	$(3,326,385)	$(10,086)
Net realized gain (loss) on investments	38,010	2,888,340	296	1,257,327	7,753	21,401,306	105,892
Net change in unrealized appreciation
(depreciation) on investments	29,825	3,148,787	4,358	2,815,762	23,254	3,208,566	108,982
Net change in net assets
from operations	62,362	4,998,864	4,386	3,867,267	32,381	21,283,487	204,788

Contract transactions
Purchase payments	137,240	930,376	—	8,507,496	27,675	23,645,883	813,225
Surrenders and terminations	(3,899)	(5,470,278)	(288)	(1,923,823)	—	(15,255,303)	(37,133)
Transfers between Investment Divisions	296,632	(970,905)	(1)	8,041,048	120,039	256,417	(57,534)
Contract owner charges	(14,778)	(771,660)	(579)	(274,610)	(3,463)	(2,116,730)	(21,495)
Net change in net assets
from contract transactions	415,195	(6,282,467)	(868)	14,350,111	144,251	6,530,267	697,063

Net change in net assets	477,557	(1,283,603)	3,518	18,217,378	176,632	27,813,754	901,851

Net assets beginning of year	808,786	71,346,591	50,763	32,779,613	194,229	225,928,443	1,474,525

Net assets end of year	$1,286,343	$70,062,988	$54,281	$50,996,991	$370,861	$253,742,197	$2,376,376

Contract unit transactions
Units outstanding at beginning of year	10,792	5,386,872	3,513	2,722,056	15,722	2,318,811	10,339
Units issued	7,039	336,801	—	1,833,872	21,501	594,192	8,939
Units redeemed	(1,527)	(795,269)	(57)	(723,414)	(10,344)	(546,237)	(3,501)
Units outstanding at end of year	16,304	4,928,404	3,456	3,832,514	26,879	2,366,766	15,777
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$534,248	$4,652,765	$—	$23,904,403	$276,391	$62,914,425	$1,217,927
Proceeds from sales	$124,526	$11,973,495	$1,136	$9,760,114	$130,766	$59,710,543	$530,950

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	JNL/JPMorgan U.S. Value Fund - Class A	JNL/JPMorgan U.S. Value Fund - Class I	JNL/Lazard International Strategic Equity Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class I	JNL/Loomis Sayles Global Growth Fund - Class A
Operations
Net investment income (loss)	$(1,162,854)	$(6,207)	$(1,161,037)	$(2,303)	$(46,113)	$32	$(472,950)
Net realized gain (loss) on investments	937,172	(3,060)	2,647,132	981	272,732	521	2,658,328
Net change in unrealized appreciation
(depreciation) on investments	(2,915,475)	(31,537)	13,539,671	55,734	38,520	(532)	(842,338)
Net change in net assets
from operations	(3,141,157)	(40,804)	15,025,766	54,412	265,139	21	1,343,040

Contract transactions
Purchase payments	7,018,733	326,392	2,854,952	39,300	1,257,783	27,709	1,560,292
Surrenders and terminations	(10,313,466)	(3,111)	(6,745,018)	(143)	(339,403)	—	(2,646,122)
Transfers between Investment Divisions	(6,105,273)	(453,526)	35,365,011	487,572	1,164,605	(264)	(537,473)
Contract owner charges	(720,546)	(2,396)	(847,645)	(4,073)	(26,948)	(344)	(357,234)
Net change in net assets
from contract transactions	(10,120,552)	(132,641)	30,627,300	522,656	2,056,037	27,101	(1,980,537)

Net change in net assets	(13,261,709)	(173,445)	45,653,066	577,068	2,321,176	27,122	(637,497)

Net assets beginning of year	94,876,545	1,590,185	51,038,489	74,929	5,278,252	18,401	31,424,435

Net assets end of year	$81,614,836	$1,416,740	$96,691,555	$651,997	$7,599,428	$45,523	$30,786,938

Contract unit transactions
Units outstanding at beginning of year	4,105,368	49,681	3,588,598	4,470	319,610	1,058	2,088,318
Units issued	1,345,242	13,778	2,567,295	26,414	188,231	1,498	256,718
Units redeemed	(1,799,750)	(17,685)	(775,732)	(560)	(69,986)	(87)	(379,923)
Units outstanding at end of year	3,650,860	45,774	5,380,161	30,324	437,855	2,469	1,965,113
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$30,536,339	$402,793	$43,409,327	$534,093	$3,323,472	$29,062	$4,719,879
Proceeds from sales	$41,819,745	$541,641	$13,943,064	$13,740	$1,290,137	$1,789	$6,538,983

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/Loomis Sayles Global Growth Fund - Class I	JNL/Lord Abbett Short Duration Income Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class I	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Bond Index Fund - Class I	JNL/Mellon Communication Services Sector Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class I
Operations
Net investment income (loss)	$(366)	$(80,808)	$(422)	$(1,415,679)	$(4,445)	$(315,077)	$(410)
Net realized gain (loss) on investments	1,741	57,761	1,040	808,519	(6,417)	1,940,669	1,751
Net change in unrealized appreciation
(depreciation) on investments	(1,329)	(90,857)	(858)	(2,951,369)	(5,095)	1,061,936	4,389
Net change in net assets
from operations	46	(113,904)	(240)	(3,558,529)	(15,957)	2,687,528	5,730

Contract transactions
Purchase payments	75,007	4,953,643	222,215	8,156,819	672,482	2,860,280	23,149
Surrenders and terminations	—	(432,029)	(3,431)	(7,493,067)	(3,232)	(1,746,312)	(7,623)
Transfers between Investment Divisions	1,205	4,109,841	(17,931)	11,244,661	155,373	2,779,106	97,035
Contract owner charges	(107)	(61,499)	(1,229)	(781,770)	(2,008)	(205,151)	(828)
Net change in net assets
from contract transactions	76,105	8,569,956	199,624	11,126,643	822,615	3,687,923	111,733

Net change in net assets	76,151	8,456,052	199,384	7,568,114	806,658	6,375,451	117,463

Net assets beginning of year	7,202	5,906,161	47,279	98,863,307	328,256	18,434,469	36,316

Net assets end of year	$83,353	$14,362,213	$246,663	$106,431,421	$1,134,914	$24,809,920	$153,779

Contract unit transactions
Units outstanding at beginning of year	463	569,619	4,535	6,161,334	16,894	1,299,303	1,874
Units issued	4,666	1,363,684	28,537	2,555,857	98,817	646,348	5,647
Units redeemed	(7)	(534,604)	(9,437)	(1,838,182)	(58,382)	(423,599)	(463)
Units outstanding at end of year	5,122	1,398,699	23,635	6,879,009	57,329	1,522,052	7,058
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$77,912	$14,153,052	$299,387	$40,014,876	$1,928,505	$10,540,428	$122,032
Proceeds from sales	$473	$5,652,736	$99,986	$30,303,912	$1,110,335	$7,167,582	$10,709

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class I	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class I	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Dow Index Fund - Class I	JNL/Mellon Emerging Markets Index Fund - Class A
Operations
Net investment income (loss)	$(1,987,192)	$(2,647)	$(182,071)	$(312)	$(905,493)	$(4,251)	$(1,199,221)
Net realized gain (loss) on investments	16,082,376	22,161	694,270	11,891	4,304,514	67,952	3,481,448
Net change in unrealized appreciation
(depreciation) on investments	12,711,146	89,690	1,400,352	(5,451)	7,194,427	91,653	(6,557,828)
Net change in net assets
from operations	26,806,330	109,204	1,912,551	6,128	10,593,448	155,354	(4,275,601)

Contract transactions
Purchase payments	8,750,747	100,195	2,209,762	39,973	6,243,976	123,181	7,182,533
Surrenders and terminations	(10,497,114)	(4,673)	(682,557)	(34,670)	(2,946,070)	(368)	(4,281,818)
Transfers between Investment Divisions	(4,021,357)	240,478	(18,333)	(86,560)	4,965,722	153,440	2,585,878
Contract owner charges	(1,279,545)	(3,194)	(113,465)	(605)	(666,001)	(8,733)	(881,104)
Net change in net assets
from contract transactions	(7,047,269)	332,806	1,395,407	(81,862)	7,597,627	267,520	4,605,489

Net change in net assets	19,759,061	442,010	3,307,958	(75,734)	18,191,075	422,874	329,888

Net assets beginning of year	128,522,568	312,871	12,246,719	117,367	55,505,547	655,846	83,320,758

Net assets end of year	$148,281,629	$754,881	$15,554,677	$41,633	$73,696,622	$1,078,720	$83,650,646

Contract unit transactions
Units outstanding at beginning of year	2,481,767	4,338	953,202	10,171	2,089,134	19,022	6,504,018
Units issued	551,079	5,954	446,003	3,952	965,435	19,145	1,701,399
Units redeemed	(673,884)	(1,154)	(344,782)	(10,024)	(725,052)	(11,892)	(1,350,400)
Units outstanding at end of year	2,358,962	9,138	1,054,423	4,099	2,329,517	26,275	6,855,017
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$31,359,242	$423,623	$5,915,065	$56,920	$28,459,838	$709,515	$22,332,463
Proceeds from sales	$40,393,703	$93,464	$4,701,729	$139,094	$21,767,704	$446,246	$18,926,195

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/Mellon Emerging Markets Index Fund - Class I	JNL/Mellon Energy Sector Fund - Class A	JNL/Mellon Energy Sector Fund - Class I	JNL/Mellon Equity Income Fund - Class A	JNL/Mellon Equity Income Fund - Class I	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Financial Sector Fund - Class I
Operations
Net investment income (loss)	$(2,589)	$(1,372,142)	$(1,142)	$(385,004)	$(2,691)	$(1,830,432)	$(1,418)
Net realized gain (loss) on investments	11,668	(321,550)	13,181	3,185,900	20,390	9,824,170	11,498
Net change in unrealized appreciation
(depreciation) on investments	(44,397)	38,179,702	63,253	4,514,209	100,103	20,207,153	37,027
Net change in net assets
from operations	(35,318)	36,486,010	75,292	7,315,105	117,802	28,200,891	47,107

Contract transactions
Purchase payments	273,793	6,432,227	60,294	3,406,792	152,355	8,789,226	87,985
Surrenders and terminations	(1,124)	(7,237,138)	(8,648)	(2,824,827)	(1,417)	(11,027,650)	—
Transfers between Investment Divisions	185,315	(2,845,463)	167,442	9,666,498	388,376	14,249,955	262,045
Contract owner charges	(4,445)	(952,827)	(2,510)	(157,539)	(578)	(1,282,266)	(3,390)
Net change in net assets
from contract transactions	453,539	(4,603,201)	216,578	10,090,924	538,736	10,729,265	346,640

Net change in net assets	418,221	31,882,809	291,870	17,406,029	656,538	38,930,156	393,747

Net assets beginning of year	362,868	70,923,604	82,954	19,370,699	158,264	100,482,605	92,872

Net assets end of year	$781,089	$102,806,413	$374,824	$36,776,728	$814,802	$139,412,761	$486,619

Contract unit transactions
Units outstanding at beginning of year	24,966	3,938,677	3,259	813,986	7,426	5,680,167	3,814
Units issued	43,280	1,352,279	8,500	1,110,025	25,373	2,129,965	14,754
Units redeemed	(12,310)	(1,557,498)	(1,966)	(736,938)	(7,593)	(1,663,453)	(2,702)
Units outstanding at end of year	55,936	3,733,458	9,793	1,187,073	25,206	6,146,679	15,866
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$632,350	$33,901,394	$285,803	$29,337,018	$732,401	$46,038,416	$424,520
Proceeds from sales	$181,400	$39,876,737	$70,367	$19,631,098	$196,356	$37,139,583	$79,298

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/Mellon Healthcare Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class I	JNL/Mellon Industrials Sector Fund - Class A	JNL/Mellon Industrials Sector Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class I	JNL/Mellon International Index Fund - Class A
Operations
Net investment income (loss)	$(5,000,093)	$(3,633)	$(192,666)	$(287)	$(6,869,402)	$(5,856)	$(2,466,151)
Net realized gain (loss) on investments	22,083,787	43,728	863,410	2,088	54,947,771	131,935	2,576,672
Net change in unrealized appreciation
(depreciation) on investments	42,869,555	87,642	1,416,543	7,531	83,263,848	228,668	10,494,251
Net change in net assets
from operations	59,953,249	127,737	2,087,287	9,332	131,342,217	354,747	10,604,772

Contract transactions
Purchase payments	24,441,339	212,470	3,306,761	25,350	30,683,250	504,170	7,805,461
Surrenders and terminations	(24,627,754)	(45,744)	(779,319)	—	(34,384,615)	(33,842)	(12,162,127)
Transfers between Investment Divisions	3,092,796	(37,976)	6,194,941	(5,053)	(13,810,521)	(192,583)	95,871,119
Contract owner charges	(3,319,292)	(7,784)	(144,780)	(626)	(4,546,697)	(12,783)	(1,681,889)
Net change in net assets
from contract transactions	(412,911)	120,966	8,577,603	19,671	(22,058,583)	264,962	89,832,564

Net change in net assets	59,540,338	248,703	10,664,890	29,003	109,283,634	619,709	100,437,336

Net assets beginning of year	320,566,345	556,362	7,028,745	37,238	430,132,581	1,098,834	103,911,682

Net assets end of year	$380,106,683	$805,065	$17,693,635	$66,241	$539,416,215	$1,718,543	$204,349,018

Contract unit transactions
Units outstanding at beginning of year	7,213,098	9,339	545,783	2,774	12,301,237	22,565	4,693,201
Units issued	1,330,149	5,220	1,027,828	1,849	2,255,153	15,243	5,121,282
Units redeemed	(1,342,602)	(3,166)	(423,695)	(536)	(2,831,460)	(10,969)	(1,378,768)
Units outstanding at end of year	7,200,645	11,393	1,149,916	4,087	11,724,930	26,839	8,435,715
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$64,513,458	$330,352	$14,761,689	$28,167	$88,921,023	$834,429	$122,411,665
Proceeds from sales	$69,926,462	$213,019	$6,376,752	$8,783	$117,849,008	$575,323	$35,045,252

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/Mellon International Index Fund - Class I	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Materials Sector Fund - Class I	JNL/Mellon MSCI KLD 400 Social Index Fund - Class A	JNL/Mellon MSCI KLD 400 Social Index Fund - Class I	JNL/Mellon Nasdaq 100 Index Fund - Class A	JNL/Mellon Nasdaq 100 Index Fund - Class I
Operations
Net investment income (loss)	$(9,881)	$(138,617)	$(465)	$(236,866)	$(2,513)	$(5,860,546)	$(15,138)
Net realized gain (loss) on investments	10,833	666,095	1,958	1,438,617	2,775	49,393,992	255,785
Net change in unrealized appreciation
(depreciation) on investments	114,608	1,229,133	15,650	3,106,389	138,782	49,948,333	451,065
Net change in net assets
from operations	115,560	1,756,611	17,143	4,308,140	139,044	93,481,779	691,712

Contract transactions
Purchase payments	257,574	2,871,035	57,752	3,408,756	33,000	37,889,688	673,100
Surrenders and terminations	(5,048)	(430,850)	(3,052)	(237,787)	—	(24,039,827)	(100,666)
Transfers between Investment Divisions	1,742,846	3,849,078	10,310	815,038	375,687	(16,287,525)	587,801
Contract owner charges	(22,919)	(93,977)	(780)	(169,797)	(6,633)	(3,988,696)	(26,819)
Net change in net assets
from contract transactions	1,972,453	6,195,286	64,230	3,816,210	402,054	(6,426,360)	1,133,416

Net change in net assets	2,088,013	7,951,897	81,373	8,124,350	541,098	87,055,419	1,825,128

Net assets beginning of year	771,948	4,958,842	36,321	13,222,011	255,379	386,476,041	2,153,005

Net assets end of year	$2,859,961	$12,910,739	$117,694	$21,346,361	$796,477	$473,531,460	$3,978,133

Contract unit transactions
Units outstanding at beginning of year	26,620	409,032	2,877	815,469	15,073	6,549,474	35,310
Units issued	68,670	939,404	5,936	506,134	21,702	1,959,066	33,934
Units redeemed	(4,175)	(508,119)	(1,516)	(298,852)	(667)	(2,093,391)	(20,128)
Units outstanding at end of year	91,115	840,317	7,297	1,022,751	36,108	6,415,149	49,116
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$2,101,959	$13,354,977	$86,880	$9,522,562	$415,801	$127,958,539	$2,509,591
Proceeds from sales	$139,387	$7,298,308	$23,115	$5,943,218	$16,260	$140,245,445	$1,391,313

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/Mellon Real Estate Sector Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class I	JNL/Mellon S&P 400 MidCap Index Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class I	JNL/Mellon S&P 500 Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class I
Operations
Net investment income (loss)	$(244,262)	$(2,348)	$(3,956,946)	$(13,684)	$(14,224,995)	$(3,130,099)	$(9,906)
Net realized gain (loss) on investments	725,987	6,814	17,245,343	141,566	71,920,862	17,016,838	98,941
Net change in unrealized appreciation
(depreciation) on investments	4,901,186	142,118	41,433,203	378,635	178,271,423	30,050,592	285,914
Net change in net assets
from operations	5,382,911	146,584	54,721,600	506,517	235,967,290	43,937,331	374,949

Contract transactions
Purchase payments	2,112,314	34,080	16,327,997	1,082,527	69,265,794	14,267,459	334,779
Surrenders and terminations	(1,177,232)	(3,635)	(17,250,135)	(12,598)	(54,989,497)	(14,399,038)	(6,684)
Transfers between Investment Divisions	4,559,356	588,477	(1,290,062)	450,852	(5,187,392)	6,834,175	447,704
Contract owner charges	(155,256)	(6,174)	(2,522,625)	(19,953)	(9,535,014)	(2,047,358)	(22,094)
Net change in net assets
from contract transactions	5,339,182	612,748	(4,734,825)	1,500,828	(446,109)	4,655,238	753,705

Net change in net assets	10,722,093	759,332	49,986,775	2,007,345	235,521,181	48,592,569	1,128,654

Net assets beginning of year	12,833,620	203,402	246,216,625	1,718,519	890,048,440	180,303,176	1,344,009

Net assets end of year	$23,555,713	$962,734	$296,203,400	$3,725,864	$1,125,569,621	$228,895,745	$2,472,663

Contract unit transactions
Units outstanding at beginning of year	1,145,976	18,182	5,950,205	33,123	27,004,703	5,110,903	29,634
Units issued	739,963	46,562	955,718	40,484	5,414,639	1,434,714	21,429
Units redeemed	(349,217)	(4,401)	(1,071,267)	(15,111)	(5,459,012)	(1,345,701)	(7,975)
Units outstanding at end of year	1,536,722	60,343	5,834,656	58,496	26,960,330	5,199,916	43,088
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$9,921,024	$676,784	$46,151,422	$2,343,220	$202,175,920	$61,188,669	$1,160,376
Proceeds from sales	$4,826,104	$66,384	$54,843,193	$856,076	$216,847,024	$59,663,530	$416,577

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/Mellon U.S. Stock Market Index Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class I	JNL/Mellon Utilities Sector Fund - Class A	JNL/Mellon Utilities Sector Fund - Class I	JNL/Mellon World Index Fund - Class A	JNL/Mellon World Index Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A
Operations
Net investment income (loss)	$(5,677,984)	$(6,460)	$(235,011)	$(492)	$9,345	$7,891	$(2,270,897)
Net realized gain (loss) on investments	10,239,465	22,225	494,924	2,309	563,479	11,517	10,608,131
Net change in unrealized appreciation
(depreciation) on investments	60,379,620	200,744	2,301,782	14,981	1,493,210	36,700	29,340,032
Net change in net assets
from operations	64,941,101	216,509	2,561,695	16,798	2,066,034	56,108	37,677,266

Contract transactions
Purchase payments	14,931,016	279,489	1,758,238	45,074	1,434,371	190,935	9,882,474
Surrenders and terminations	(28,517,021)	(16,076)	(1,020,204)	(124)	(266,440)	(2,959)	(11,142,255)
Transfers between Investment Divisions	407,962,425	1,408,607	401,304	(24,979)	702,497	273,464	2,357,740
Contract owner charges	(3,998,717)	(11,449)	(127,358)	(244)	(83,384)	(855)	(1,584,844)
Net change in net assets
from contract transactions	390,377,703	1,660,571	1,011,980	19,727	1,787,044	460,585	(486,885)

Net change in net assets	455,318,804	1,877,080	3,573,675	36,525	3,853,078	516,693	37,190,381

Net assets beginning of year	82,764,484	104,502	16,128,378	88,757	9,909,668	150,391	131,352,625

Net assets end of year	$538,083,288	$1,981,582	$19,702,053	$125,282	$13,762,746	$667,084	$168,543,006

Contract unit transactions
Units outstanding at beginning of year	5,484,384	6,655	939,340	5,262	340,665	3,937	4,987,771
Units issued	30,070,607	141,303	318,166	2,597	129,685	16,398	1,191,573
Units redeemed	(6,690,118)	(47,107)	(262,530)	(1,506)	(74,422)	(5,488)	(1,219,729)
Units outstanding at end of year	28,864,873	100,851	994,976	6,353	395,928	14,847	4,959,615
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$504,633,916	$2,490,616	$5,710,790	$48,407	$4,293,363	$710,643	$36,806,588
Proceeds from sales	$119,934,197	$836,505	$4,933,821	$29,172	$2,430,266	$238,964	$39,564,370

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/MFS Mid Cap Value Fund - Class I	JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A(a)	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class I	JNL/Neuberger Berman Commodity Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I
Operations
Net investment income (loss)	$(2,293)	$(1,100)	$(3,836)	$579	$(14,254)	$(675,256)	$(1,123)
Net realized gain (loss) on investments	10,774	973	2,896,683	36,809	49,354	980,073	2,962
Net change in unrealized appreciation
(depreciation) on investments	89,696	18,021	196,628	(1,069)	304,807	279,277	3,087
Net change in net assets
from operations	98,177	17,894	3,089,475	36,319	339,907	584,094	4,926

Contract transactions
Purchase payments	324,957	130,029	2,278,618	—	628,765	4,039,872	72,160
Surrenders and terminations	(2,964)	(882)	(2,301,374)	(1,105)	(62,990)	(4,144,037)	(25,039)
Transfers between Investment Divisions	69,534	243,189	4,319,107	(89,351)	205,136	5,819,492	38,617
Contract owner charges	(4,244)	(12)	(158,079)	(1,818)	(252)	(434,259)	(2,239)
Net change in net assets
from contract transactions	387,283	372,324	4,138,272	(92,274)	770,659	5,281,068	83,499

Net change in net assets	485,460	390,218	7,227,747	(55,955)	1,110,566	5,865,162	88,425

Net assets beginning of year	218,013	—	13,591,386	171,903	1,002,597	45,063,368	168,529

Net assets end of year	$703,473	$390,218	$20,819,133	$115,948	$2,113,163	$50,928,530	$256,954

Contract unit transactions
Units outstanding at beginning of year	6,535	—	982,967	12,120	160,784	3,608,828	12,037
Units issued	11,473	33,993	617,161	3,600	151,036	1,249,551	8,572
Units redeemed	(1,530)	(1,472)	(369,330)	(9,102)	(50,689)	(841,975)	(2,710)
Units outstanding at end of year	16,478	32,521	1,230,798	6,618	261,131	4,016,404	17,899
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$444,997	$390,049	$12,062,122	$73,558	$1,134,999	$15,856,894	$120,596
Proceeds from sales	$60,007	$18,825	$6,142,985	$155,359	$378,594	$11,251,082	$38,220

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 26, 2021. The Statement of Changes in Net Assets is from April 26, 2021 through December 31, 2021.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Income Fund - Class I	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class I	JNL/PIMCO Real Return Fund - Class A	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America Floating Rate Income Fund - Class A
Operations
Net investment income (loss)	$(658,818)	$(3,940)	$(664,188)	$(2,083)	$(1,305,118)	$(2,051)	$(1,152,323)
Net realized gain (loss) on investments	817,779	10,827	828,829	460	1,977,772	3,992	785,288
Net change in unrealized appreciation
(depreciation) on investments	176,854	3,747	(1,702,494)	(7,760)	2,907,920	17,942	2,208,142
Net change in net assets
from operations	335,815	10,634	(1,537,853)	(9,383)	3,580,574	19,883	1,841,107

Contract transactions
Purchase payments	6,114,904	204,582	6,028,353	253,130	9,388,844	454,205	5,253,725
Surrenders and terminations	(2,547,484)	(31,699)	(3,125,367)	(5,046)	(8,040,531)	(5,696)	(7,861,819)
Transfers between Investment Divisions	1,609,282	122,969	(446,635)	18,782	22,106,964	41,781	24,500,408
Contract owner charges	(363,028)	(5,357)	(363,425)	(2,827)	(869,632)	(3,905)	(682,058)
Net change in net assets
from contract transactions	4,813,674	290,495	2,092,926	264,039	22,585,645	486,385	21,210,256

Net change in net assets	5,149,489	301,129	555,073	254,656	26,166,219	506,268	23,051,363

Net assets beginning of year	47,821,993	513,974	48,124,993	230,012	86,992,145	195,964	72,155,552

Net assets end of year	$52,971,482	$815,103	$48,680,066	$484,668	$113,158,364	$702,232	$95,206,915

Contract unit transactions
Units outstanding at beginning of year	4,388,391	45,488	3,460,948	15,522	5,570,525	10,224	6,089,048
Units issued	1,566,400	48,078	1,379,586	19,592	3,056,015	35,355	3,250,123
Units redeemed	(1,130,983)	(22,533)	(1,231,216)	(1,979)	(1,685,064)	(9,744)	(1,484,681)
Units outstanding at end of year	4,823,808	71,033	3,609,318	33,135	6,941,476	35,835	7,854,490
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$17,147,647	$548,545	$18,772,517	$292,605	$49,191,712	$675,259	$39,019,353
Proceeds from sales	$12,992,791	$261,990	$17,343,779	$30,649	$27,911,185	$190,925	$18,961,420

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/PPM America Floating Rate Income Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I
Operations
Net investment income (loss)	$(941)	$(1,525,672)	$(2,240)	$(782,637)	$(759)	$(369,965)	$(725)
Net realized gain (loss) on investments	510	2,214,234	18,500	1,340,828	201	434,770	23,123
Net change in unrealized appreciation
(depreciation) on investments	6,171	3,869,858	5,819	(1,997,737)	(674)	6,276,573	16,390
Net change in net assets
from operations	5,740	4,558,420	22,079	(1,439,546)	(1,232)	6,341,378	38,788

Contract transactions
Purchase payments	29,200	7,746,640	167,074	6,251,164	80,713	1,329,282	10,000
Surrenders and terminations	(5,426)	(11,032,117)	(103,711)	(4,035,599)	—	(2,386,928)	—
Transfers between Investment Divisions	49,991	11,106,947	26,219	(1,654,272)	6,161	285,027	(48,098)
Contract owner charges	(1,838)	(918,506)	(1,825)	(463,385)	(991)	(247,881)	(1,613)
Net change in net assets
from contract transactions	71,927	6,902,964	87,757	97,908	85,883	(1,020,500)	(39,711)

Net change in net assets	77,667	11,461,384	109,836	(1,341,638)	84,651	5,320,878	(923)

Net assets beginning of year	132,060	100,578,621	415,995	60,879,204	128,809	22,640,276	142,431

Net assets end of year	$209,727	$112,040,005	$525,831	$59,537,566	$213,460	$27,961,154	$141,508

Contract unit transactions
Units outstanding at beginning of year	12,082	4,178,453	12,469	3,155,796	9,072	1,283,260	6,531
Units issued	6,320	1,158,354	10,604	1,212,737	5,437	304,805	2,152
Units redeemed	(691)	(888,340)	(7,736)	(1,210,045)	(279)	(356,914)	(3,699)
Units outstanding at end of year	17,711	4,448,467	15,337	3,158,488	14,230	1,231,151	4,984
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$80,086	$28,771,019	$362,696	$23,019,834	$89,738	$6,475,872	$56,075
Proceeds from sales	$9,100	$23,393,727	$277,179	$23,704,563	$4,614	$7,866,337	$96,511

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I	JNL/T. Rowe Price Balanced Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class I	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class I	JNL/T. Rowe Price Established Growth Fund - Class A
Operations
Net investment income (loss)	$(3,229,473)	$(261)	$(351,409)	$(40)	$(8,027,641)	$(24,700)	$(11,338,116)
Net realized gain (loss) on investments	13,127,378	74	2,151,968	6	23,426,062	186,797	65,962,867
Net change in unrealized appreciation
(depreciation) on investments	35,375,294	13,370	1,569,814	738	77,046,943	655,493	39,831,161
Net change in net assets
from operations	45,273,199	13,183	3,370,373	704	92,445,364	817,590	94,455,912

Contract transactions
Purchase payments	1,185,906	—	6,355,506	—	93,446,916	871,274	49,760,513
Surrenders and terminations	(20,098,568)	—	(3,698,745)	—	(29,616,041)	(8,134)	(52,230,756)
Transfers between Investment Divisions	(9,735,401)	—	1,599,161	—	33,424,491	210,948	16,855,287
Contract owner charges	(1,586,547)	—	(65,829)	(6)	(4,978,807)	(33,734)	(7,548,516)
Net change in net assets
from contract transactions	(30,234,610)	—	4,190,093	(6)	92,276,559	1,040,354	6,836,528

Net change in net assets	15,038,589	13,183	7,560,466	698	184,721,923	1,857,944	101,292,440

Net assets beginning of year	197,667,359	50,333	27,221,532	5,705	524,877,641	4,277,989	737,742,758

Net assets end of year	$212,705,948	$63,516	$34,781,998	$6,403	$709,599,564	$6,135,933	$839,035,198

Contract unit transactions
Units outstanding at beginning of year	8,154,907	1,582	1,917,563	386	25,894,684	201,900	6,060,776
Units issued	380,601	—	960,401	—	8,366,018	89,624	1,287,474
Units redeemed	(1,488,329)	—	(670,226)	—	(4,183,984)	(46,674)	(1,269,524)
Units outstanding at end of year	7,047,179	1,582	2,207,738	386	30,076,718	244,850	6,078,726
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$10,419,168	$—	$14,342,057	$—	$183,925,220	$2,079,110	$172,068,789
Proceeds from sales	$43,883,251	$261	$10,503,373	$46	$99,676,302	$1,063,456	$176,570,377

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/T. Rowe Price Established Growth Fund - Class I	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class I	JNL/T. Rowe Price U.S. High Yield Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class I
Operations
Net investment income (loss)	$(26,163)	$(6,640,145)	$(13,326)	$(1,118,812)	$(16,279)	$(138,520)	$(272)
Net realized gain (loss) on investments	321,735	32,426,451	216,980	1,078,421	4,427	166,640	535
Net change in unrealized appreciation
(depreciation) on investments	345,832	22,060,935	155,244	(1,400,058)	(16,013)	337,118	2,145
Net change in net assets
from operations	641,404	47,847,241	358,898	(1,440,449)	(27,865)	365,238	2,408

Contract transactions
Purchase payments	294,927	28,073,486	88,760	5,585,482	171,811	2,190,961	31,178
Surrenders and terminations	(16,566)	(32,327,066)	(90,894)	(8,421,109)	(15,509)	(559,476)	(2,782)
Transfers between Investment Divisions	1,227,937	(10,758,424)	(446,858)	3,785,768	2,988,137	815,460	7,050
Contract owner charges	(49,447)	(4,841,947)	(23,854)	(747,777)	(2,214)	(68,854)	(504)
Net change in net assets
from contract transactions	1,456,851	(19,853,951)	(472,846)	202,364	3,142,225	2,378,091	34,942

Net change in net assets	2,098,255	27,993,290	(113,948)	(1,238,085)	3,114,360	2,743,329	37,350

Net assets beginning of year	3,957,538	434,827,165	2,753,286	81,937,783	1,444,632	9,548,448	24,071

Net assets end of year	$6,055,793	$462,820,455	$2,639,338	$80,699,698	$4,558,992	$12,291,777	$61,421

Contract unit transactions
Units outstanding at beginning of year	23,012	2,730,470	12,130	7,549,544	111,221	822,088	2,007
Units issued	20,665	356,053	1,835	2,677,566	265,135	372,167	3,767
Units redeemed	(12,474)	(481,908)	(3,618)	(2,657,064)	(21,869)	(173,495)	(893)
Units outstanding at end of year	31,203	2,604,615	10,347	7,570,046	354,487	1,020,760	4,881
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$3,690,864	$61,609,187	$421,475	$29,067,733	$3,434,917	$4,428,002	$46,019
Proceeds from sales	$2,260,176	$88,103,283	$907,647	$29,984,181	$308,971	$2,188,431	$11,349

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class I	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A
Operations
Net investment income (loss)	$(3,864,089)	$(18,015)	$(1,981,049)	$(18,798)	$(471,056)	$(6,549)	$(728,995)
Net realized gain (loss) on investments	14,554,085	171,869	1,977,285	91,286	1,100,174	5,490	1,170,105
Net change in unrealized appreciation
(depreciation) on investments	49,565,770	845,094	11,604,039	310,775	1,193,969	88,824	3,714,296
Net change in net assets
from operations	60,255,766	998,948	11,600,275	383,263	1,823,087	87,765	4,155,406

Contract transactions
Purchase payments	20,917,486	423,042	13,744,623	2,225,479	10,327,242	201,285	7,862,675
Surrenders and terminations	(17,392,755)	(11,254)	(7,644,564)	(62,955)	(2,273,065)	(24,761)	(3,010,022)
Transfers between Investment Divisions	28,809,905	1,119,506	136,798,801	1,904,530	(493,405)	2,316	16,948,906
Contract owner charges	(2,368,034)	(17,605)	(1,395,997)	(30,250)	(259,281)	(3,563)	(491,221)
Net change in net assets
from contract transactions	29,966,602	1,513,689	141,502,863	4,036,804	7,301,491	175,277	21,310,338

Net change in net assets	90,222,368	2,512,637	153,103,138	4,420,067	9,124,578	263,042	25,465,744

Net assets beginning of year	202,461,004	2,081,265	35,096,090	1,721,109	32,557,019	1,259,912	37,467,804

Net assets end of year	$292,683,372	$4,593,902	$188,199,228	$6,141,176	$41,681,597	$1,522,954	$62,933,548

Contract unit transactions
Units outstanding at beginning of year	5,474,833	42,126	2,713,619	127,798	2,746,138	101,797	3,030,199
Units issued	1,892,519	42,141	11,756,451	316,596	1,256,407	16,001	2,204,482
Units redeemed	(1,209,862)	(12,067)	(1,510,459)	(44,929)	(669,336)	(2,200)	(562,196)
Units outstanding at end of year	6,157,490	72,200	12,959,611	399,465	3,333,209	115,598	4,672,485
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$82,227,904	$2,248,850	$162,699,387	$4,702,980	$15,429,971	$203,601	$28,629,690
Proceeds from sales	$56,125,391	$753,176	$23,177,573	$684,974	$8,599,536	$34,873	$8,048,347

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I	JNL/WCM Focused International Equity Fund - Class A	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I
Operations
Net investment income (loss)	$(23,149)	$(458,627)	$(4,621)	$(29,587)	$—	$(7,934,009)	$(6,426)
Net realized gain (loss) on investments	26,298	5,168,694	100,897	74,897	—	22,981,654	72,115
Net change in unrealized appreciation
(depreciation) on investments	473,919	75,343	64,712	(21,709)	—	75,451,390	157,390
Net change in net assets
from operations	477,068	4,785,410	160,988	23,601	—	90,499,035	223,079

Contract transactions
Purchase payments	2,749,515	8,235,726	119,003	479,830	—	49,165,530	235,011
Surrenders and terminations	(145,029)	(1,673,913)	(7,886)	(53,929)	—	(39,000,603)	(68,898)
Transfers between Investment Divisions	222,584	5,458,248	90,536	227,839	—	(2,871,937)	(44,564)
Contract owner charges	(47,702)	(275,474)	(6,423)	(18,149)	—	(5,133,677)	(14,760)
Net change in net assets
from contract transactions	2,779,368	11,744,587	195,230	635,591	—	2,159,313	106,789

Net change in net assets	3,256,436	16,529,997	356,218	659,192	—	92,658,348	329,868

Net assets beginning of year	1,972,390	27,749,546	884,790	2,045,285	—	532,082,807	1,128,163

Net assets end of year	$5,228,826	$44,279,543	$1,241,008	$2,704,477	$—	$624,741,155	$1,458,031

Contract unit transactions
Units outstanding at beginning of year	153,117	1,277,878	37,441	170,043	—	9,114,028	13,286
Units issued	228,040	798,188	8,410	102,679	—	1,332,223	5,335
Units redeemed	(14,431)	(314,015)	(950)	(50,978)	—	(1,333,347)	(3,758)
Units outstanding at end of year	366,726	1,762,051	44,901	221,744	—	9,112,904	14,863
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$2,980,949	$22,414,527	$313,287	$1,268,493	$—	$85,759,675	$447,464
Proceeds from sales	$224,730	$7,838,883	$29,643	$662,489	$—	$91,534,371	$347,101

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/WMC Equity Income Fund - Class A	JNL/WMC Equity Income Fund - Class I	JNL/WMC Global Real Estate Fund - Class A	JNL/WMC Global Real Estate Fund - Class I	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Government Money Market Fund - Class I	JNL/WMC Value Fund - Class A
Operations
Net investment income (loss)	$(777,631)	$(7,191)	$(943,943)	$(425)	$(1,564,046)	$(7,174)	$(846,998)
Net realized gain (loss) on investments	2,539,836	246,120	1,131,713	129	116	4	2,399,971
Net change in unrealized appreciation
(depreciation) on investments	9,859,599	42,318	14,394,430	19,366	—	—	10,788,788
Net change in net assets
from operations	11,621,804	281,247	14,582,200	19,070	(1,563,930)	(7,170)	12,341,761

Contract transactions
Purchase payments	4,817,079	37,500	1,503,567	12,219	29,874,744	5,055,165	2,396,163
Surrenders and terminations	(2,649,583)	(17,603)	(5,345,503)	(991)	(35,812,528)	(122,867)	(4,250,443)
Transfers between Investment Divisions	2,232,170	(1,120,995)	(1,630,019)	5,565	(5,069,573)	(2,657,188)	(417,913)
Contract owner charges	(550,092)	(8,439)	(647,517)	(656)	(938,854)	(21,795)	(569,289)
Net change in net assets
from contract transactions	3,849,574	(1,109,537)	(6,119,472)	16,137	(11,946,211)	2,253,315	(2,841,482)

Net change in net assets	15,471,378	(828,290)	8,462,728	35,207	(13,510,141)	2,246,145	9,500,279

Net assets beginning of year	45,269,477	2,157,140	60,778,747	65,982	127,863,389	2,203,773	50,085,702

Net assets end of year	$60,740,855	$1,328,850	$69,241,475	$101,189	$114,353,248	$4,449,918	$59,585,981

Contract unit transactions
Units outstanding at beginning of year	3,749,370	171,266	3,511,872	3,189	10,548,513	135,367	1,200,858
Units issued	1,153,370	19,412	344,360	741	11,556,971	588,010	158,056
Units redeemed	(845,305)	(106,184)	(657,064)	(71)	(12,573,821)	(436,673)	(218,681)
Units outstanding at end of year	4,057,435	84,494	3,199,168	3,859	9,531,663	286,704	1,140,233
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$15,438,684	$265,092	$6,575,353	$17,785	$136,399,695	$9,258,315	$7,532,984
Proceeds from sales	$12,366,741	$1,381,820	$13,638,768	$2,073	$149,909,835	$7,012,170	$11,221,464

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

JNL/WMC Value Fund - Class I
Operations
Net investment income (loss)	$—
Net realized gain (loss) on investments	—
Net change in unrealized appreciation
(depreciation) on investments	—
Net change in net assets
from operations	—

Contract transactions
Purchase payments	—
Surrenders and terminations	—
Transfers between Investment Divisions	—
Contract owner charges	—
Net change in net assets
from contract transactions	—

Net change in net assets	—

Net assets beginning of year	—

Net assets end of year	$—

Contract unit transactions
Units outstanding at beginning of year	—
Units issued	—
Units redeemed	—
Units outstanding at end of year	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$—
Proceeds from sales	$—

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Growth Allocation Fund - Class A
Operations
Net investment income (loss)	$(1,172,746)	$(1,112)	$(501,993)	$(9)	$(2,025,733)
Net realized gain (loss) on investments	3,202,976	(19,737)	653,632	5,594	5,037,299
Net change in unrealized appreciation
(depreciation) on investments	10,630,951	41,275	2,985,788	(5,153)	17,063,212
Net change in net assets
from operations	12,661,181	20,426	3,137,427	432	20,074,778

Contract transactions
Purchase payments	4,781,128	442,000	5,690,415	—	8,240,429
Surrenders and terminations	(5,877,287)	—	(3,311,901)	—	(7,698,709)
Transfers between Investment Divisions	(1,747,080)	16,890	11,632,406	(57,642)	(4,625,467)
Contract owner charges	(905,049)	(3,061)	(149,269)	—	(1,551,361)
Net change in net assets
from contract transactions	(3,748,288)	455,829	13,861,651	(57,642)	(5,635,108)

Net change in net assets	8,912,893	476,255	16,999,078	(57,210)	14,439,670

Net assets beginning of year	91,077,523	281,861	34,588,805	57,210	155,698,400

Net assets end of year	$99,990,416	$758,116	$51,587,883	$—	$170,138,070

Contract unit transactions
Units outstanding at beginning of year	5,713,193	19,339	2,832,095	4,449	9,369,643
Units issued	999,604	33,396	2,162,924	—	1,064,996
Units redeemed	(1,245,901)	(12,313)	(1,019,446)	(4,449)	(1,439,407)
Units outstanding at end of year	5,466,896	40,422	3,975,573	—	8,995,232

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL Growth Allocation Fund - Class I	JNL iShares Tactical Growth Fund - Class A	JNL iShares Tactical Growth Fund - Class I	JNL iShares Tactical Moderate Fund - Class A	JNL iShares Tactical Moderate Fund - Class I	JNL iShares Tactical Moderate Growth Fund - Class A
Operations
Net investment income (loss)	$(717)	$207,874	$3,510	$119,332	$—	$235,905
Net realized gain (loss) on investments	235	1,696,468	17,141	645,844	—	2,231,889
Net change in unrealized appreciation
(depreciation) on investments	45,702	631,450	10,507	365,270	—	73,885
Net change in net assets
from operations	45,220	2,535,792	31,158	1,130,446	—	2,541,679

Contract transactions
Purchase payments	—	2,013,423	—	3,236,171	—	3,411,408
Surrenders and terminations	—	(890,376)	—	(889,049)	—	(1,465,929)
Transfers between Investment Divisions	90,321	(2,366,929)	48,966	(507,108)	—	(5,953,735)
Contract owner charges	(1,512)	(73,979)	(2,382)	(39,491)	—	(62,307)
Net change in net assets
from contract transactions	88,809	(1,317,861)	46,584	1,800,523	—	(4,070,563)

Net change in net assets	134,029	1,217,931	77,742	2,930,969	—	(1,528,884)

Net assets beginning of year	77,903	27,606,072	150,162	13,539,842	—	30,709,632

Net assets end of year	$211,932	$28,824,003	$227,904	$16,470,811	$—	$29,180,748

Contract unit transactions
Units outstanding at beginning of year	5,131	1,591,678	9,305	996,274	—	1,965,750
Units issued	7,089	392,896	6,590	438,634	—	641,733
Units redeemed	(101)	(483,007)	(3,235)	(303,196)	—	(896,586)
Units outstanding at end of year	12,119	1,501,567	12,660	1,131,712	—	1,710,897

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL iShares Tactical Moderate Growth Fund - Class I	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I	JNL Multi-Manager Alternative Fund - Class A
Operations
Net investment income (loss)	$38,166	$(1,450,538)	$(491)	$(3,127,466)	$(1,077)	$(85,530)
Net realized gain (loss) on investments	91,033	2,051,286	35	6,257,138	12,429	147,199
Net change in unrealized appreciation
(depreciation) on investments	18,274	18,664,325	12,363	40,282,179	(6,929)	1,318,695
Net change in net assets
from operations	147,473	19,265,073	11,907	43,411,851	4,423	1,380,364

Contract transactions
Purchase payments	1,688,375	8,960,882	—	7,305,182	—	412,141
Surrenders and terminations	(10,000)	(10,246,887)	—	(16,490,362)	—	(702,855)
Transfers between Investment Divisions	11,093	76,878,095	13,297	102,988,341	(189,108)	8,880,924
Contract owner charges	(3,625)	(1,011,345)	(338)	(2,243,027)	(1,702)	(4,245)
Net change in net assets
from contract transactions	1,685,843	74,580,745	12,959	91,560,134	(190,810)	8,585,965

Net change in net assets	1,833,316	93,845,818	24,866	134,971,985	(186,387)	9,966,329

Net assets beginning of year	24,681	48,444,829	96,340	149,565,459	329,604	1,639,180

Net assets end of year	$1,857,997	$142,290,647	$121,206	$284,537,444	$143,217	$11,605,509

Contract unit transactions
Units outstanding at beginning of year	1,664	3,455,553	6,686	9,059,811	20,865	157,915
Units issued	99,439	7,290,737	914	9,375,079	3,753	1,104,375
Units redeemed	(777)	(1,344,601)	(24)	(2,770,465)	(17,189)	(207,160)
Units outstanding at end of year	100,326	9,401,689	7,576	15,664,425	7,429	1,055,130

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL Multi-Manager Alternative Fund - Class I(a)	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class I	JNL Multi-Manager International Small Cap Fund – Class A	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I
Operations
Net investment income (loss)	$(88)	$88,648	$3,134	$1,104	$(177,796)	$(2,252)
Net realized gain (loss) on investments	5	958,810	(3,126)	6,827	128,854	177
Net change in unrealized appreciation
(depreciation) on investments	2,800	20,346,930	48,934	13,853	2,004,427	71,606
Net change in net assets
from operations	2,717	21,394,388	48,942	21,784	1,955,485	69,531

Contract transactions
Purchase payments	—	2,173,477	180,000	127,467	2,800,380	165,000
Surrenders and terminations	—	(3,905,399)	—	(1,982)	(472,758)	(581)
Transfers between Investment Divisions	47,407	31,682,956	37,824	(134,748)	639,104	33,205
Contract owner charges	(205)	(652,941)	(3,617)	(151)	(139,610)	(5,210)
Net change in net assets
from contract transactions	47,202	29,298,093	214,207	(9,414)	2,827,116	192,414

Net change in net assets	49,919	50,692,481	263,149	12,370	4,782,601	261,945

Net assets beginning of year	—	35,003,798	139,935	140,661	13,303,944	319,140

Net assets end of year	$49,919	$85,696,279	$403,084	$153,031	$18,086,545	$581,085

Contract unit transactions
Units outstanding at beginning of year	—	2,467,817	8,018	13,403	925,992	21,448
Units issued	4,316	5,048,263	14,370	13,390	570,604	13,311
Units redeemed	(18)	(1,856,544)	(949)	(15,648)	(383,132)	(630)
Units outstanding at end of year	4,298	5,659,536	21,439	11,145	1,113,464	34,129

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 27, 2020. The Statement of Changes in Net Assets is from April 27, 2020 through December 31, 2020.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class I	JNL S&P 500 Index Fund - Class I	JNL/American Funds Balanced Fund - Class A
Operations
Net investment income (loss)	$(1,980,708)	$(3,494)	$(676,325)	$(138)	$(28,803)	$(1,592,250)
Net realized gain (loss) on investments	8,803,853	14,271	(1,325,538)	(13,687)	221,498	2,533,848
Net change in unrealized appreciation
(depreciation) on investments	47,585,896	345,055	5,067,873	7,995	1,423,312	11,546,722
Net change in net assets
from operations	54,409,041	355,832	3,066,010	(5,830)	1,616,007	12,488,320

Contract transactions
Purchase payments	12,802,253	709,682	3,620,452	2,500	6,085,263	21,672,353
Surrenders and terminations	(7,614,876)	(4,839)	(2,652,624)	—	(219,716)	(5,679,070)
Transfers between Investment Divisions	(10,283,250)	55,758	(1,069,202)	9,234	311,816	4,255,969
Contract owner charges	(1,510,899)	(7,391)	(523,650)	(476)	(71,694)	(1,173,415)
Net change in net assets
from contract transactions	(6,606,772)	753,210	(625,024)	11,258	6,105,669	19,075,837

Net change in net assets	47,802,269	1,109,042	2,440,986	5,428	7,721,676	31,564,157

Net assets beginning of year	133,033,927	360,276	55,692,983	40,410	3,914,129	102,171,854

Net assets end of year	$180,836,196	$1,469,318	$58,133,969	$45,838	$11,635,805	$133,736,011

Contract unit transactions
Units outstanding at beginning of year	2,134,315	4,306	2,439,196	1,399	294,256	5,724,929
Units issued	579,396	8,449	738,168	1,143	647,149	2,828,897
Units redeemed	(705,658)	(1,240)	(732,492)	(1,040)	(197,509)	(1,803,266)
Units outstanding at end of year	2,008,053	11,515	2,444,872	1,502	743,896	6,750,560

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/American Funds Balanced Fund - Class I	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class I	JNL/American Funds Capital World Bond Fund - Class A	JNL/American Funds Capital World Bond Fund - Class I
Operations
Net investment income (loss)	$(1,155)	$(115,939)	$(422)	$(404,704)	$(240)
Net realized gain (loss) on investments	845	28,318	(3)	549,246	2,009
Net change in unrealized appreciation
(depreciation) on investments	25,135	340,410	4,949	1,842,721	3,953
Net change in net assets
from operations	24,825	252,789	4,524	1,987,263	5,722

Contract transactions
Purchase payments	—	3,059,885	—	1,216,615	18,750
Surrenders and terminations	(6,995)	(276,895)	—	(2,246,313)	(1,024)
Transfers between Investment Divisions	(947)	(465,272)	24,167	(156,029)	(1,360)
Contract owner charges	(2,359)	(66,605)	(577)	(356,210)	(531)
Net change in net assets
from contract transactions	(10,301)	2,251,113	23,590	(1,541,937)	15,835

Net change in net assets	14,524	2,503,902	28,114	445,326	21,557

Net assets beginning of year	220,077	7,945,984	82,084	28,095,626	29,682

Net assets end of year	$234,601	$10,449,886	$110,198	$28,540,952	$51,239

Contract unit transactions
Units outstanding at beginning of year	9,400	731,475	7,430	2,594,401	2,935
Units issued	60	634,120	2,295	638,529	3,403
Units redeemed	(511)	(428,628)	(107)	(792,451)	(2,049)
Units outstanding at end of year	8,949	936,967	9,618	2,440,479	4,289

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I	JNL/American Funds Growth Fund - Class A
Operations
Net investment income (loss)	$(420,057)	$(2,305)	$(631,528)	$(684)	$(2,081,912)	$(1,687)	$(1,584,068)
Net realized gain (loss) on investments	2,023,649	25,270	1,920,084	(1,595)	7,011,077	7,453	12,639,096
Net change in unrealized appreciation
(depreciation) on investments	8,120,086	79,730	10,118,988	41,302	22,556,999	104,592	43,936,350
Net change in net assets
from operations	9,723,678	102,695	11,407,544	39,023	27,486,164	110,358	54,991,378

Contract transactions
Purchase payments	5,143,632	15,709	2,492,784	35,709	17,850,199	53,750	31,395,869
Surrenders and terminations	(1,319,774)	(88,524)	(2,139,839)	—	(8,016,524)	(6,963)	(5,907,328)
Transfers between Investment Divisions	5,502,719	28,909	(3,043,024)	(6,161)	6,415,650	355,918	30,168,932
Contract owner charges	(223,883)	(3,442)	(544,976)	(1,728)	(1,596,965)	(4,219)	(895,092)
Net change in net assets
from contract transactions	9,102,694	(47,348)	(3,235,055)	27,820	14,652,360	398,486	54,762,381

Net change in net assets	18,826,372	55,347	8,172,489	66,843	42,138,524	508,844	109,753,759

Net assets beginning of year	28,703,493	334,696	44,936,514	124,096	139,861,397	112,722	86,755,963

Net assets end of year	$47,529,865	$390,043	$53,109,003	$190,939	$181,999,921	$621,566	$196,509,722

Contract unit transactions
Units outstanding at beginning of year	1,603,659	17,914	2,519,152	6,088	7,868,493	5,926	3,360,877
Units issued	1,093,339	2,518	414,027	1,749	2,742,398	24,417	3,574,407
Units redeemed	(620,680)	(4,275)	(598,207)	(606)	(1,972,987)	(3,066)	(1,836,523)
Units outstanding at end of year	2,076,318	16,157	2,334,972	7,231	8,637,904	27,277	5,098,761

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/American Funds Growth Fund - Class I	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I	JNL/American Funds International Fund - Class A	JNL/American Funds International Fund - Class I	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class I
Operations
Net investment income (loss)	$(2,815)	$(5,763,662)	$(9,366)	$(1,333,513)	$(1,242)	$(2,100,949)	$(1,043)
Net realized gain (loss) on investments	60,619	24,980,039	102,203	1,792,362	3,188	6,899,240	174
Net change in unrealized appreciation
(depreciation) on investments	226,550	26,453,076	261,114	10,052,488	37,019	17,174,737	58,219
Net change in net assets
from operations	284,354	45,669,453	353,951	10,511,337	38,965	21,973,028	57,350

Contract transactions
Purchase payments	203,265	39,267,964	1,237,456	4,469,353	32,348	14,204,219	664,256
Surrenders and terminations	(613)	(22,713,942)	(28,224)	(4,167,121)	—	(9,267,644)	—
Transfers between Investment Divisions	319,691	(22,387,748)	139,570	(8,593,420)	(2,984)	(9,441,142)	78,981
Contract owner charges	(6,815)	(4,639,172)	(24,171)	(1,022,829)	(3,659)	(1,453,278)	(2,481)
Net change in net assets
from contract transactions	515,528	(10,472,898)	1,324,631	(9,314,017)	25,705	(5,957,845)	740,756

Net change in net assets	799,882	35,196,555	1,678,582	1,197,320	64,670	16,015,183	798,106

Net assets beginning of year	366,478	427,858,002	1,573,301	104,568,571	275,018	147,102,268	56,294

Net assets end of year	$1,166,360	$463,054,557	$3,251,883	$105,765,891	$339,688	$163,117,451	$854,400

Contract unit transactions
Units outstanding at beginning of year	13,103	16,700,744	54,520	6,872,154	16,482	9,353,153	3,349
Units issued	29,461	3,771,215	75,044	1,223,621	6,439	1,767,302	40,011
Units redeemed	(14,875)	(4,286,742)	(30,383)	(1,893,155)	(5,049)	(2,161,046)	(141)
Units outstanding at end of year	27,689	16,185,217	99,181	6,202,620	17,872	8,959,409	43,219

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/American Funds Washington Mutual Investors Fund - Class I	JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/AQR Large Cap Defensive Style Fund - Class I	JNL/Baillie Gifford International Growth Fund - Class A
Operations
Net investment income (loss)	$(1,142,598)	$(2,378)	$(3,228,836)	$(3,116)	$(62,164)	$(113)	$(856,273)
Net realized gain (loss) on investments	3,252,077	15,716	12,002,331	47,158	116,471	(3)	3,569,496
Net change in unrealized appreciation
(depreciation) on investments	13,937,036	145,755	4,620,564	36,092	707,121	2,805	26,782,352
Net change in net assets
from operations	16,046,515	159,093	13,394,059	80,134	761,428	2,689	29,495,575

Contract transactions
Purchase payments	5,441,371	260,038	12,514,332	580,669	1,385,262	—	10,773,917
Surrenders and terminations	(3,810,221)	(2,381)	(13,219,455)	(5,458)	(291,254)	—	(2,188,254)
Transfers between Investment Divisions	(2,829,763)	(77,948)	(16,821,623)	(99,013)	1,027,700	26,595	9,501,987
Contract owner charges	(957,863)	(6,562)	(2,660,835)	(8,697)	(40,330)	—	(603,328)
Net change in net assets
from contract transactions	(2,156,476)	173,147	(20,187,581)	467,501	2,081,378	26,595	17,484,322

Net change in net assets	13,890,039	332,240	(6,793,522)	547,635	2,842,806	29,284	46,979,897

Net assets beginning of year	78,394,447	299,957	239,318,378	518,780	2,946,477	—	50,048,017

Net assets end of year	$92,284,486	$632,197	$232,524,856	$1,066,415	$5,789,283	$29,284	$97,027,914

Contract unit transactions
Units outstanding at beginning of year	5,435,501	18,358	10,666,751	20,138	277,727	—	4,351,749
Units issued	1,358,349	17,763	2,173,548	38,429	442,305	2,455	2,668,026
Units redeemed	(1,526,098)	(4,929)	(3,132,177)	(20,466)	(225,542)	—	(1,558,090)
Units outstanding at end of year	5,267,752	31,192	9,708,122	38,101	494,490	2,455	5,461,685

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Baillie Gifford International Growth Fund - Class I	JNL/BlackRock Advantage International Fund - Class A	JNL/BlackRock Advantage International Fund - Class I	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I	JNL/BlackRock Global Natural Resources Fund - Class A
Operations
Net investment income (loss)	$(3,760)	$(3,593)	$61	$(2,356,600)	$(547)	$(528,914)
Net realized gain (loss) on investments	7,024	5,419	(2)	3,982,888	16	(2,231,404)
Net change in unrealized appreciation
(depreciation) on investments	460,923	117,436	4,581	25,095,886	15,343	5,964,060
Net change in net assets
from operations	464,187	119,262	4,640	26,722,174	14,812	3,203,742

Contract transactions
Purchase payments	841,773	554,176	—	5,032,759	—	1,522,864
Surrenders and terminations	(4,076)	(59,512)	—	(12,448,263)	—	(2,515,048)
Transfers between Investment Divisions	155,250	260,639	24,959	(8,866,955)	1,109	5,152,284
Contract owner charges	(6,566)	(4,940)	(400)	(1,897,278)	(613)	(412,881)
Net change in net assets
from contract transactions	986,381	750,363	24,559	(18,179,737)	496	3,747,219

Net change in net assets	1,450,568	869,625	29,199	8,542,437	15,308	6,950,961

Net assets beginning of year	161,066	96,904	6,532	175,605,242	81,885	39,911,433

Net assets end of year	$1,611,634	$966,529	$35,731	$184,147,679	$97,193	$46,862,394

Contract unit transactions
Units outstanding at beginning of year	13,728	9,218	618	12,402,532	6,019	5,167,808
Units issued	111,420	108,406	2,590	1,016,630	218	2,344,187
Units redeemed	(37,231)	(30,280)	(41)	(2,328,384)	(207)	(1,658,971)
Units outstanding at end of year	87,917	87,344	3,167	11,090,778	6,030	5,853,024
See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/BlackRock Global Natural Resources Fund - Class I	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Causeway International Value Select Fund - Class A	JNL/Causeway International Value Select Fund - Class I	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class I
Operations
Net investment income (loss)	$(1)	$(4,040,937)	$(6,481)	$1,140,589	$1,715	$(492,509)	$(2,535)
Net realized gain (loss) on investments	215	22,626,234	60,245	(1,505,211)	(2,638)	1,866,914	56,105
Net change in unrealized appreciation
(depreciation) on investments	57	68,459,816	381,482	1,956,531	3,931	8,631,017	103,202
Net change in net assets
from operations	271	87,045,113	435,246	1,591,909	3,008	10,005,422	156,772

Contract transactions
Purchase payments	—	25,979,558	997,310	2,536,069	12,348	10,299,322	63,750
Surrenders and terminations	—	(15,580,095)	(2,650)	(1,487,041)	—	(1,066,644)	(9,027)
Transfers between Investment Divisions	79	12,504,378	159,474	(1,268,198)	(24,794)	(4,845)	87,405
Contract owner charges	(67)	(3,225,639)	(13,749)	(398,355)	(579)	(326,449)	(6,732)
Net change in net assets
from contract transactions	12	19,678,202	1,140,385	(617,525)	(13,025)	8,901,384	135,396

Net change in net assets	283	106,723,315	1,575,631	974,384	(10,017)	18,906,806	292,168

Net assets beginning of year	—	235,864,352	757,682	41,381,282	57,553	28,922,480	357,640

Net assets end of year	$283	$342,587,667	$2,333,313	$42,355,666	$47,536	$47,829,286	$649,808

Contract unit transactions
Units outstanding at beginning of year	—	3,295,500	7,475	2,696,661	2,623	2,093,330	25,223
Units issued	180	1,252,466	12,627	626,698	1,168	1,684,654	37,057
Units redeemed	(150)	(1,063,363)	(3,925)	(678,365)	(1,743)	(1,088,425)	(27,099)
Units outstanding at end of year	30	3,484,603	16,177	2,644,994	2,048	2,689,559	35,181

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/DFA International Core Equity Fund - Class A	JNL/DFA International Core Equity Fund - Class I	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A
Operations
Net investment income (loss)	$(6,326)	$387	$(870,537)	$(655)	$(128,766)	$(2,775)	$(2,760,867)
Net realized gain (loss) on investments	(1,026)	57	4,284,922	429	(538,083)	(133,047)	1,913,499
Net change in unrealized appreciation
(depreciation) on investments	173,617	3,677	4,914,967	23,464	2,983,812	268,319	7,485,850
Net change in net assets
from operations	166,265	4,121	8,329,352	23,238	2,316,963	132,497	6,638,482

Contract transactions
Purchase payments	632,813	—	2,550,421	—	2,257,810	804,908	7,839,131
Surrenders and terminations	(18,311)	—	(3,775,341)	—	(191,526)	—	(17,578,962)
Transfers between Investment Divisions	182,120	69,992	(8,081,616)	20,167	1,871,778	94,130	(5,796,131)
Contract owner charges	(10,865)	(90)	(646,898)	(1,488)	(79,977)	(762)	(2,065,057)
Net change in net assets
from contract transactions	785,757	69,902	(9,953,434)	18,679	3,858,085	898,276	(17,601,019)

Net change in net assets	952,022	74,023	(1,624,082)	41,917	6,175,048	1,030,773	(10,962,537)

Net assets beginning of year	761,773	—	70,508,263	131,545	9,694,747	21,522	202,862,708

Net assets end of year	$1,713,795	$74,023	$68,884,181	$173,462	$15,869,795	$1,052,295	$191,900,171

Contract unit transactions
Units outstanding at beginning of year	70,888	—	1,772,647	2,370	512,033	1,993	9,404,687
Units issued	114,145	6,413	362,085	372	461,656	140,264	1,250,958
Units redeemed	(34,087)	(8)	(615,925)	(53)	(216,285)	(90,392)	(2,078,729)
Units outstanding at end of year	150,946	6,405	1,518,807	2,689	757,404	51,865	8,576,916

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I
Operations
Net investment income (loss)	$(3,197)	$(102,944)	$(196)	$(1,177,108)	$(2,887)	$(1,311,555)	$(1,439)
Net realized gain (loss) on investments	898	42,464	1,942	667,063	30,666	1,371,743	1,576
Net change in unrealized appreciation
(depreciation) on investments	30,362	1,080,163	(1,828)	12,130,281	114,276	1,009,394	5,623
Net change in net assets
from operations	28,063	1,019,683	(82)	11,620,236	142,055	1,069,582	5,760

Contract transactions
Purchase payments	472,125	370,542	—	12,008,959	308,030	8,064,289	21,500
Surrenders and terminations	(8,148)	(427,746)	—	(2,990,824)	(1,840)	(6,116,048)	—
Transfers between Investment Divisions	76,836	7,644,058	(8,558)	(1,625,233)	83,237	(3,371,073)	70,545
Contract owner charges	(1,873)	(68,491)	(341)	(886,271)	(8,200)	(904,473)	(1,202)
Net change in net assets
from contract transactions	538,940	7,518,363	(8,899)	6,506,631	381,227	(2,327,305)	90,843

Net change in net assets	567,003	8,538,046	(8,981)	18,126,867	523,282	(1,257,723)	96,603

Net assets beginning of year	268,216	2,298,694	55,909	87,979,555	448,402	98,724,937	217,003

Net assets end of year	$835,219	$10,836,740	$46,928	$106,106,422	$971,684	$97,467,214	$313,606

Contract unit transactions
Units outstanding at beginning of year	9,867	197,418	5,603	4,608,867	23,524	8,670,641	18,291
Units issued	19,230	1,250,453	2,812	2,284,688	31,417	3,003,012	11,968
Units redeemed	(1,588)	(530,155)	(3,670)	(2,002,734)	(10,961)	(3,227,127)	(4,339)
Units outstanding at end of year	27,509	917,716	4,745	4,890,821	43,980	8,446,526	25,920

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	JNL/First Sentier Global Infrastructure Fund - Class A	JNL/First Sentier Global Infrastructure Fund - Class I	JNL/Franklin Templeton Global Multisector Bond Fund - Class A	JNL/Franklin Templeton Global Multisector Bond Fund - Class I	JNL/Franklin Templeton Growth Allocation Fund - Class A
Operations
Net investment income (loss)	$(928,501)	$(6,964)	$(817,352)	$(70)	$4,817,277	$9,629	$(1,002,263)
Net realized gain (loss) on investments	793,224	(15,205)	356,017	10	(2,224,856)	(446)	3,085,261
Net change in unrealized appreciation
(depreciation) on investments	4,018,298	141,311	(3,209,747)	589	(5,885,539)	(11,489)	3,805,020
Net change in net assets
from operations	3,883,021	119,142	(3,671,082)	529	(3,293,118)	(2,306)	5,888,018

Contract transactions
Purchase payments	5,504,629	1,976,539	2,322,608	5,244	1,556,099	26,598	1,377,886
Surrenders and terminations	(4,454,893)	(6,123)	(3,849,394)	—	(3,235,214)	—	(4,586,585)
Transfers between Investment Divisions	5,246,627	(3,789)	(4,072,551)	2,746	(140,550)	9,473	(3,919,377)
Contract owner charges	(707,746)	(210)	(640,351)	(21)	(303,091)	(625)	(815,392)
Net change in net assets
from contract transactions	5,588,617	1,966,417	(6,239,688)	7,969	(2,122,756)	35,446	(7,943,468)

Net change in net assets	9,471,638	2,085,559	(9,910,770)	8,498	(5,415,874)	33,140	(2,055,450)

Net assets beginning of year	58,076,191	28,882	67,991,346	12,262	42,173,535	35,537	72,169,337

Net assets end of year	$67,547,829	$2,114,441	$58,080,576	$20,760	$36,757,661	$68,677	$70,113,887

Contract unit transactions
Units outstanding at beginning of year	2,182,019	832	3,906,009	624	3,667,392	2,751	5,139,398
Units issued	824,629	108,141	600,085	495	1,019,968	3,280	332,562
Units redeemed	(657,652)	(55,585)	(990,139)	(20)	(1,220,654)	(323)	(913,271)
Units outstanding at end of year	2,348,996	53,388	3,515,955	1,099	3,466,706	5,708	4,558,689

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Franklin Templeton Growth Allocation Fund - Class I	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton Income Fund - Class I	JNL/Goldman Sachs 4 Fund - Class A	JNL/Goldman Sachs 4 Fund - Class I	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class I
Operations
Net investment income (loss)	$(542)	$(1,902,393)	$(867)	$(5,799,477)	$(2,606)	$(2,441,861)	$(5,384)
Net realized gain (loss) on investments	664	844,603	(93)	19,172,015	(44,847)	11,231,038	34,931
Net change in unrealized appreciation
(depreciation) on investments	10,586	(814,507)	7,337	(8,430,820)	(11,962)	19,805,761	222,882
Net change in net assets
from operations	10,708	(1,872,297)	6,377	4,941,718	(59,415)	28,594,938	252,429

Contract transactions
Purchase payments	—	5,133,735	55,863	10,811,183	137,000	8,244,796	500,000
Surrenders and terminations	—	(11,989,184)	—	(26,161,679)	—	(6,122,470)	—
Transfers between Investment Divisions	(5,274)	(4,288,850)	9,771	(49,840,973)	(359,162)	(7,004,222)	(350,811)
Contract owner charges	—	(1,356,150)	(1,450)	(4,543,684)	(8,682)	(1,854,826)	(12,636)
Net change in net assets
from contract transactions	(5,274)	(12,500,449)	64,184	(69,735,153)	(230,844)	(6,736,722)	136,553

Net change in net assets	5,434	(14,372,746)	70,561	(64,793,435)	(290,259)	21,858,216	388,982

Net assets beginning of year	100,906	151,041,790	143,223	498,390,578	898,889	166,565,368	730,343

Net assets end of year	$106,340	$136,669,044	$213,784	$433,597,143	$608,630	$188,423,584	$1,119,325

Contract unit transactions
Units outstanding at beginning of year	6,520	8,942,802	7,188	18,848,225	37,712	5,716,472	21,638
Units issued	—	1,027,187	3,424	1,957,163	11,678	1,090,835	24,067
Units redeemed	(318)	(1,836,768)	(105)	(4,914,973)	(24,929)	(1,347,902)	(16,180)
Units outstanding at end of year	6,202	8,133,221	10,507	15,890,415	24,461	5,459,405	29,525

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Goldman Sachs Managed Conservative Fund - Class A	JNL/Goldman Sachs Managed Conservative Fund - Class I	JNL/Goldman Sachs Managed Growth Fund - Class A	JNL/Goldman Sachs Managed Growth Fund - Class I	JNL/Goldman Sachs Managed Moderate Fund - Class A	JNL/Goldman Sachs Managed Moderate Fund - Class I	JNL/Goldman Sachs Managed Moderate Growth Fund - Class A
Operations
Net investment income (loss)	$(1,481,499)	$—	$(5,706,269)	$(354)	$(3,625,664)	$—	$(5,980,164)
Net realized gain (loss) on investments	4,704,601	—	26,759,798	73	12,546,437	—	21,758,908
Net change in unrealized appreciation
(depreciation) on investments	3,286,353	—	40,500,789	31,427	15,186,762	—	36,906,013
Net change in net assets
from operations	6,509,455	—	61,554,318	31,146	24,107,535	—	52,684,757

Contract transactions
Purchase payments	2,883,423	—	9,516,146	64,276	4,510,710	—	8,038,926
Surrenders and terminations	(12,467,982)	—	(27,975,350)	—	(23,201,047)	—	(29,542,701)
Transfers between Investment Divisions	422,326	—	(10,403,984)	269,241	(12,819,669)	—	(8,699,467)
Contract owner charges	(1,218,476)	—	(4,567,128)	(846)	(3,060,550)	—	(4,855,355)
Net change in net assets
from contract transactions	(10,380,709)	—	(33,430,316)	332,671	(34,570,556)	—	(35,058,597)

Net change in net assets	(3,871,254)	—	28,124,002	363,817	(10,463,021)	—	17,626,160

Net assets beginning of year	102,028,168	—	396,991,752	—	259,023,701	—	420,453,923

Net assets end of year	$98,156,914	$—	$425,115,754	$363,817	$248,560,680	$—	$438,080,083

Contract unit transactions
Units outstanding at beginning of year	6,784,413	—	14,016,687	—	14,371,744	—	17,072,827
Units issued	1,164,575	—	1,473,442	13,993	706,320	—	1,366,823
Units redeemed	(1,868,737)	—	(2,671,295)	(35)	(2,627,723)	—	(2,816,183)
Units outstanding at end of year	6,080,251	—	12,818,834	13,958	12,450,341	—	15,623,467

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Goldman Sachs Managed Moderate Growth Fund - Class I	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Harris Oakmark Global Equity Fund - Class I	JNL/Heitman U.S. Focused Real Estate Fund - Class A	JNL/Heitman U.S. Focused Real Estate Fund - Class I
Operations
Net investment income (loss)	$(430)	$(106,591)	$(641)	$439,596	$4,825	$14,943	$2,145
Net realized gain (loss) on investments	32	568,363	813	(1,150,023)	1	95,371	11,910
Net change in unrealized appreciation
(depreciation) on investments	14,294	2,453,514	76,563	2,635,785	8,589	(198,625)	(14,707)
Net change in net assets
from operations	13,896	2,915,286	76,735	1,925,358	13,415	(88,311)	(652)

Contract transactions
Purchase payments	53,089	1,526,982	38,000	980,463	90,886	447,805	—
Surrenders and terminations	(147)	(472,535)	(1,091)	(1,331,598)	—	(69,755)	—
Transfers between Investment Divisions	—	5,273,424	301,415	(2,311,788)	30,148	665,517	52,165
Contract owner charges	—	(77,679)	(1,757)	(128,193)	(288)	(21,789)	(1,473)
Net change in net assets
from contract transactions	52,942	6,250,192	336,567	(2,791,116)	120,746	1,021,778	50,692

Net change in net assets	66,838	9,165,478	413,302	(865,758)	134,161	933,467	50,040

Net assets beginning of year	53,964	4,248,975	11,407	25,227,758	69,136	1,529,700	86,172

Net assets end of year	$120,802	$13,414,453	$424,709	$24,362,000	$203,297	$2,463,167	$136,212

Contract unit transactions
Units outstanding at beginning of year	1,764	405,951	1,058	2,172,191	5,801	132,911	7,341
Units issued	2,574	891,102	28,882	415,641	10,169	216,072	4,929
Units redeemed	(7)	(322,904)	(330)	(678,542)	(557)	(122,916)	(143)
Units outstanding at end of year	4,331	974,149	29,610	1,909,290	15,413	226,067	12,127

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Global Growth Fund - Class I	JNL/Invesco International Growth Fund - Class A	JNL/Invesco International Growth Fund - Class I	JNL/Invesco Small Cap Growth Fund - Class A
Operations
Net investment income (loss)	$(113,726)	$(5)	$(1,904,760)	$(1,459)	$394,442	$4,050	$(2,134,837)
Net realized gain (loss) on investments	(15,726)	1	5,132,719	4,467	1,797,627	2,129	10,138,859
Net change in unrealized appreciation
(depreciation) on investments	246,776	350	23,808,260	75,264	4,518,997	22,051	63,891,647
Net change in net assets
from operations	117,324	346	27,036,219	78,272	6,711,066	28,230	71,895,669

Contract transactions
Purchase payments	1,939,703	2,501	3,161,730	30,000	2,275,874	10,000	9,655,323
Surrenders and terminations	(183,723)	—	(8,825,731)	—	(3,078,609)	—	(7,505,118)
Transfers between Investment Divisions	(210,937)	—	(25,912,380)	49,972	(7,405,771)	115,416	(10,646,538)
Contract owner charges	(74,267)	(22)	(1,503,081)	(2,696)	(616,826)	(1,831)	(1,648,358)
Net change in net assets
from contract transactions	1,470,776	2,479	(33,079,462)	77,276	(8,825,332)	123,585	(10,144,691)

Net change in net assets	1,588,100	2,825	(6,043,243)	155,548	(2,114,266)	151,815	61,750,978

Net assets beginning of year	7,960,432	—	148,764,631	224,752	67,144,882	110,649	144,776,750

Net assets end of year	$9,548,532	$2,825	$142,721,388	$380,300	$65,030,616	$262,464	$206,527,728

Contract unit transactions
Units outstanding at beginning of year	692,238	—	5,327,992	6,364	2,750,010	3,262	3,923,016
Units issued	416,291	240	499,538	2,905	348,297	9,513	823,688
Units redeemed	(272,276)	(2)	(1,772,646)	(898)	(727,744)	(6,267)	(1,129,499)
Units outstanding at end of year	836,253	238	4,054,884	8,371	2,370,563	6,508	3,617,205

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan Global Allocation Fund - Class A	JNL/JPMorgan Global Allocation Fund - Class I	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class I
Operations
Net investment income (loss)	$(2,278)	$(674,502)	$(157)	$(139,000)	$442	$(2,226,529)	$(3,097)
Net realized gain (loss) on investments	17,407	882,189	58	394,549	1,196	12,871,242	33,131
Net change in unrealized appreciation
(depreciation) on investments	239,787	14,606,200	11,136	3,239,975	13,932	56,290,322	297,284
Net change in net assets
from operations	254,916	14,813,887	11,037	3,495,524	15,570	66,935,035	327,318

Contract transactions
Purchase payments	137,000	848,283	—	3,717,596	45,000	20,987,007	775,069
Surrenders and terminations	(6,228)	(3,471,215)	—	(1,098,544)	—	(10,146,409)	(7,453)
Transfers between Investment Divisions	128,011	55,048,137	40,069	17,533,890	85,626	14,578,225	136,891
Contract owner charges	(6,954)	(554,375)	(343)	(143,470)	(718)	(1,559,463)	(8,772)
Net change in net assets
from contract transactions	251,829	51,870,830	39,726	20,009,472	129,908	23,859,360	895,735

Net change in net assets	506,745	66,684,717	50,763	23,504,996	145,478	90,794,395	1,223,053

Net assets beginning of year	302,041	4,661,874	—	9,274,617	48,751	135,134,048	251,472

Net assets end of year	$808,786	$71,346,591	$50,763	$32,779,613	$194,229	$225,928,443	$1,474,525

Contract unit transactions
Units outstanding at beginning of year	6,300	376,851	—	870,293	4,506	2,036,615	2,711
Units issued	5,786	5,716,342	3,540	2,501,169	13,867	948,960	9,407
Units redeemed	(1,294)	(706,321)	(27)	(649,406)	(2,651)	(666,764)	(1,779)
Units outstanding at end of year	10,792	5,386,872	3,513	2,722,056	15,722	2,318,811	10,339

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	JNL/JPMorgan U.S. Value Fund - Class A	JNL/JPMorgan U.S. Value Fund - Class I	JNL/Lazard International Strategic Equity Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class I	JNL/Loomis Sayles Global Growth Fund - Class A
Operations
Net investment income (loss)	$(1,247,167)	$(6,103)	$(645,015)	$(370)	$(23,384)	$78	$(220,593)
Net realized gain (loss) on investments	2,280,035	64,198	383,904	(11)	110,004	30	1,114,914
Net change in unrealized appreciation
(depreciation) on investments	2,940,395	21,819	1,082,975	1,744	415,472	4,068	8,915,034
Net change in net assets
from operations	3,973,263	79,914	821,864	1,363	502,092	4,176	9,809,355

Contract transactions
Purchase payments	9,701,811	2,111,004	1,575,414	—	425,348	10,000	611,892
Surrenders and terminations	(8,374,182)	(4,936)	(3,484,915)	—	(300,304)	—	(1,314,035)
Transfers between Investment Divisions	25,759,193	(947,485)	8,597,698	15,293	(15,915)	4,393	22,392,811
Contract owner charges	(850,648)	(3,676)	(523,379)	(117)	(9,770)	(168)	(241,256)
Net change in net assets
from contract transactions	26,236,174	1,154,907	6,164,818	15,176	99,359	14,225	21,449,412

Net change in net assets	30,209,437	1,234,821	6,986,682	16,539	601,451	18,401	31,258,767

Net assets beginning of year	64,667,108	355,364	44,051,807	58,390	4,676,801	—	165,668

Net assets end of year	$94,876,545	$1,590,185	$51,038,489	$74,929	$5,278,252	$18,401	$31,424,435

Contract unit transactions
Units outstanding at beginning of year	2,972,233	11,100	2,935,845	3,387	315,970	—	14,550
Units issued	3,271,668	114,366	1,588,664	1,093	111,793	1,069	2,457,808
Units redeemed	(2,138,533)	(75,785)	(935,911)	(10)	(108,153)	(11)	(384,040)
Units outstanding at end of year	4,105,368	49,681	3,588,598	4,470	319,610	1,058	2,088,318

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Loomis Sayles Global Growth Fund - Class I(a)	JNL/Lord Abbett Short Duration Income Fund - Class A(a)	JNL/Lord Abbett Short Duration Income Fund - Class I(a)	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Bond Index Fund - Class I	JNL/Mellon Communication Services Sector Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class I
Operations
Net investment income (loss)	$(5)	$(34,289)	$(567)	$(1,249,054)	$(934)	$(198,961)	$(76)
Net realized gain (loss) on investments	44	42,967	4,537	1,829,771	3,600	552,129	43
Net change in unrealized appreciation
(depreciation) on investments	2,251	70,246	1,327	4,026,452	7,258	3,244,612	5,849
Net change in net assets
from operations	2,290	78,924	5,297	4,607,169	9,924	3,597,780	5,816

Contract transactions
Purchase payments	—	3,230,651	48,462	6,541,209	263,269	1,585,064	20,451
Surrenders and terminations	—	(142,841)	—	(6,156,183)	(2,024)	(873,635)	—
Transfers between Investment Divisions	4,977	2,760,581	(5,081)	8,062,433	(52,328)	1,772,180	5,252
Contract owner charges	(65)	(21,154)	(1,399)	(728,205)	(750)	(143,305)	(177)
Net change in net assets
from contract transactions	4,912	5,827,237	41,982	7,719,254	208,167	2,340,304	25,526

Net change in net assets	7,202	5,906,161	47,279	12,326,423	218,091	5,938,084	31,342

Net assets beginning of year	—	—	—	86,536,884	110,165	12,496,385	4,974

Net assets end of year	$7,202	$5,906,161	$47,279	$98,863,307	$328,256	$18,434,469	$36,316

Contract unit transactions
Units outstanding at beginning of year	—	—	—	5,701,267	5,521	1,087,112	314
Units issued	468	1,179,147	24,979	3,087,346	17,270	627,207	1,584
Units redeemed	(5)	(609,528)	(20,444)	(2,627,279)	(5,897)	(415,016)	(24)
Units outstanding at end of year	463	569,619	4,535	6,161,334	16,894	1,299,303	1,874

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 27, 2020. The Statement of Changes in Net Assets is from April 27, 2020 through December 31, 2020.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class I	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class I	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Dow Index Fund - Class I	JNL/Mellon Emerging Markets Index Fund - Class A
Operations
Net investment income (loss)	$(1,389,966)	$(796)	$(141,849)	$(241)	$(590,034)	$(1,921)	$1,362,702
Net realized gain (loss) on investments	8,616,397	16,889	261,748	1,642	1,950,805	41,408	217,823
Net change in unrealized appreciation
(depreciation) on investments	30,570,123	66,929	1,088,381	5,901	5,466,530	94,566	8,663,809
Net change in net assets
from operations	37,796,554	83,022	1,208,280	7,302	6,827,301	134,053	10,244,334

Contract transactions
Purchase payments	6,118,686	15,000	1,789,636	95,163	4,715,489	315,920	6,062,159
Surrenders and terminations	(5,013,916)	(695)	(409,105)	—	(1,725,450)	(3,347)	(2,828,799)
Transfers between Investment Divisions	(1,804,906)	99,817	2,074,052	(29,601)	15,627,735	141,098	(9,180,314)
Contract owner charges	(983,386)	(1,416)	(92,824)	(620)	(443,481)	(4,078)	(862,270)
Net change in net assets
from contract transactions	(1,683,522)	112,706	3,361,759	64,942	18,174,293	449,593	(6,809,224)

Net change in net assets	36,113,032	195,728	4,570,039	72,244	25,001,594	583,646	3,435,110

Net assets beginning of year	92,409,536	117,143	7,676,680	45,123	30,503,953	72,200	79,885,648

Net assets end of year	$128,522,568	$312,871	$12,246,719	$117,367	$55,505,547	$655,846	$83,320,758

Contract unit transactions
Units outstanding at beginning of year	2,593,593	2,403	652,019	5,129	1,239,255	2,190	7,209,007
Units issued	786,747	3,795	820,368	8,511	1,828,150	26,347	1,877,674
Units redeemed	(898,573)	(1,860)	(519,185)	(3,469)	(978,271)	(9,515)	(2,582,663)
Units outstanding at end of year	2,481,767	4,338	953,202	10,171	2,089,134	19,022	6,504,018

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Mellon Emerging Markets Index Fund - Class I	JNL/Mellon Energy Sector Fund - Class A	JNL/Mellon Energy Sector Fund - Class I	JNL/Mellon Equity Income Fund - Class A	JNL/Mellon Equity Income Fund - Class I	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Financial Sector Fund - Class I
Operations
Net investment income (loss)	$9,904	$(943,195)	$(181)	$(208,545)	$(472)	$(1,296,971)	$(350)
Net realized gain (loss) on investments	1,046	(13,333,227)	3,196	(137,110)	(283)	123,960	(669)
Net change in unrealized appreciation
(depreciation) on investments	47,062	(12,870,351)	4,858	(45,260)	16,684	(4,548,037)	6,408
Net change in net assets
from operations	58,012	(27,146,773)	7,873	(390,915)	15,929	(5,721,048)	5,389

Contract transactions
Purchase payments	25,000	4,482,697	50,044	673,639	30,629	4,009,263	42,840
Surrenders and terminations	(334)	(3,819,384)	(2,146)	(1,542,036)	(4,092)	(5,033,349)	(3,588)
Transfers between Investment Divisions	26,815	10,219,116	11,920	(1,041,555)	63,921	(7,122,943)	(15,116)
Contract owner charges	(2,957)	(784,230)	(277)	(59,240)	(50)	(1,021,361)	(859)
Net change in net assets
from contract transactions	48,524	10,098,199	59,541	(1,969,192)	90,408	(9,168,390)	23,277

Net change in net assets	106,536	(17,048,574)	67,414	(2,360,107)	106,337	(14,889,438)	28,666

Net assets beginning of year	256,332	87,972,178	15,540	21,730,806	51,927	115,372,043	64,206

Net assets end of year	$362,868	$70,923,604	$82,954	$19,370,699	$158,264	$100,482,605	$92,872

Contract unit transactions
Units outstanding at beginning of year	20,701	3,202,134	404	921,530	2,610	6,258,482	2,546
Units issued	15,978	1,987,192	4,771	197,314	5,063	1,604,584	2,687
Units redeemed	(11,713)	(1,250,649)	(1,916)	(304,858)	(247)	(2,182,899)	(1,419)
Units outstanding at end of year	24,966	3,938,677	3,259	813,986	7,426	5,680,167	3,814

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Mellon Healthcare Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class I	JNL/Mellon Industrials Sector Fund - Class A	JNL/Mellon Industrials Sector Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class I	JNL/Mellon International Index Fund - Class A
Operations
Net investment income (loss)	$(4,108,379)	$(2,152)	$(55,245)	$(111)	$(5,003,077)	$(2,734)	$1,930,945
Net realized gain (loss) on investments	16,993,654	11,556	54,793	3,142	45,340,348	45,273	(1,310,090)
Net change in unrealized appreciation
(depreciation) on investments	30,827,178	51,424	707,134	5,771	87,948,589	210,157	4,293,358
Net change in net assets
from operations	43,712,453	60,828	706,682	8,802	128,285,860	252,696	4,914,213

Contract transactions
Purchase payments	20,153,580	167,401	604,619	17,500	27,375,359	409,493	3,756,920
Surrenders and terminations	(15,290,588)	(7,835)	(116,451)	—	(17,000,814)	(6,807)	(5,010,686)
Transfers between Investment Divisions	(12,872,547)	(97,533)	2,737,850	(32,068)	(1,839,964)	95,369	(6,748,684)
Contract owner charges	(3,061,591)	(4,285)	(42,885)	(291)	(3,638,841)	(6,080)	(1,035,063)
Net change in net assets
from contract transactions	(11,071,146)	57,748	3,183,133	(14,859)	4,895,740	491,975	(9,037,513)

Net change in net assets	32,641,307	118,576	3,889,815	(6,057)	133,181,600	744,671	(4,123,300)

Net assets beginning of year	287,925,038	437,786	3,138,930	43,295	296,950,981	354,163	108,034,982

Net assets end of year	$320,566,345	$556,362	$7,028,745	$37,238	$430,132,581	$1,098,834	$103,911,682

Contract unit transactions
Units outstanding at beginning of year	7,519,831	8,601	273,032	3,657	12,176,695	10,598	5,186,574
Units issued	1,840,892	6,022	508,455	1,874	4,577,607	19,075	785,747
Units redeemed	(2,147,625)	(5,284)	(235,704)	(2,757)	(4,453,065)	(7,108)	(1,279,120)
Units outstanding at end of year	7,213,098	9,339	545,783	2,774	12,301,237	22,565	4,693,201

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Mellon International Index Fund - Class I	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Materials Sector Fund - Class I	JNL/Mellon MSCI KLD 400 Social Index Fund - Class A	JNL/Mellon MSCI KLD 400 Social Index Fund - Class I	JNL/Mellon Nasdaq 100 Index Fund - Class A	JNL/Mellon Nasdaq 100 Index Fund - Class I
Operations
Net investment income (loss)	$22,986	$(34,793)	$(17)	$(114,077)	$(337)	$(3,941,717)	$(4,999)
Net realized gain (loss) on investments	1,036	92,013	(35)	278,718	109	38,002,135	74,017
Net change in unrealized appreciation
(depreciation) on investments	71,738	503,682	1,193	1,702,430	22,618	83,247,782	414,473
Net change in net assets
from operations	95,760	560,902	1,141	1,867,071	22,390	117,308,200	483,491

Contract transactions
Purchase payments	279,990	333,660	—	2,177,430	—	33,610,321	540,694
Surrenders and terminations	—	(51,879)	—	(107,035)	—	(13,231,615)	(6,856)
Transfers between Investment Divisions	12,899	1,931,637	27,619	3,082,041	192,315	45,512,388	791,820
Contract owner charges	(6,854)	(24,664)	(44)	(89,810)	(912)	(2,902,045)	(12,369)
Net change in net assets
from contract transactions	286,035	2,188,754	27,575	5,062,626	191,403	62,989,049	1,313,289

Net change in net assets	381,795	2,749,656	28,716	6,929,697	213,793	180,297,249	1,796,780

Net assets beginning of year	390,153	2,209,186	7,605	6,292,314	41,586	206,178,792	356,225

Net assets end of year	$771,948	$4,958,842	$36,321	$13,222,011	$255,379	$386,476,041	$2,153,005

Contract unit transactions
Units outstanding at beginning of year	14,652	213,596	715	461,927	2,955	5,090,842	8,713
Units issued	31,435	366,993	2,881	508,290	12,179	4,380,812	33,738
Units redeemed	(19,467)	(171,557)	(719)	(154,748)	(61)	(2,922,180)	(7,141)
Units outstanding at end of year	26,620	409,032	2,877	815,469	15,073	6,549,474	35,310

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Mellon Real Estate Sector Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class I	JNL/Mellon S&P 400 MidCap Index Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class I	JNL/Mellon S&P 500 Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class I
Operations
Net investment income (loss)	$(155,011)	$(684)	$(2,897,925)	$(3,797)	$(10,838,017)	$(2,123,882)	$(3,782)
Net realized gain (loss) on investments	(329,717)	(78)	2,102,322	(6,120)	39,320,936	(2,381,729)	(35,367)
Net change in unrealized appreciation
(depreciation) on investments	(400,918)	3,133	29,514,129	249,698	102,108,908	19,420,698	213,319
Net change in net assets
from operations	(885,646)	2,371	28,718,526	239,781	130,591,827	14,915,087	174,170

Contract transactions
Purchase payments	1,508,034	81,358	11,217,934	639,578	78,261,749	9,283,188	532,193
Surrenders and terminations	(545,270)	—	(10,844,790)	(229)	(40,795,792)	(10,285,194)	—
Transfers between Investment Divisions	989,173	31,448	913,148	258,566	(7,878,318)	(5,423,396)	53,438
Contract owner charges	(104,207)	(1,583)	(2,117,655)	(8,917)	(8,018,148)	(1,579,246)	(8,911)
Net change in net assets
from contract transactions	1,847,730	111,223	(831,363)	888,998	21,569,491	(8,004,648)	576,720

Net change in net assets	962,084	113,594	27,887,163	1,128,779	152,161,318	6,910,439	750,890

Net assets beginning of year	11,871,536	89,808	218,329,462	589,740	737,887,122	173,392,737	593,119

Net assets end of year	$12,833,620	$203,402	$246,216,625	$1,718,519	$890,048,440	$180,303,176	$1,344,009

Contract unit transactions
Units outstanding at beginning of year	988,676	7,992	5,888,175	12,989	26,075,651	5,363,669	14,494
Units issued	741,591	12,577	1,591,827	41,799	9,252,258	1,602,939	28,190
Units redeemed	(584,291)	(2,387)	(1,529,797)	(21,665)	(8,323,206)	(1,855,705)	(13,050)
Units outstanding at end of year	1,145,976	18,182	5,950,205	33,123	27,004,703	5,110,903	29,634
See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Mellon U.S. Stock Market Index Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class I	JNL/Mellon Utilities Sector Fund - Class A	JNL/Mellon Utilities Sector Fund - Class I	JNL/Mellon World Index Fund - Class A	JNL/Mellon World Index Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A
Operations
Net investment income (loss)	$(824,976)	$(455)	$(221,880)	$(379)	$62,906	$2,670	$(1,591,022)
Net realized gain (loss) on investments	1,163,124	181	50,051	147	195,736	763	998,632
Net change in unrealized appreciation
(depreciation) on investments	10,961,886	17,704	(627,199)	(1,037)	1,157,962	14,634	11,988,811
Net change in net assets
from operations	11,300,034	17,430	(799,028)	(1,269)	1,416,604	18,067	11,396,421

Contract transactions
Purchase payments	13,754,714	—	2,185,798	5,163	972,225	49,641	5,578,905
Surrenders and terminations	(2,759,220)	—	(1,065,760)	—	(163,610)	(1,090)	(6,343,030)
Transfers between Investment Divisions	7,310,119	(843)	(1,767,290)	(5,104)	(468,717)	83,795	19,299,576
Contract owner charges	(636,724)	(396)	(127,142)	(320)	(70,502)	(22)	(1,273,007)
Net change in net assets
from contract transactions	17,668,889	(1,239)	(774,394)	(261)	269,396	132,324	17,262,444

Net change in net assets	28,968,923	16,191	(1,573,422)	(1,530)	1,686,000	150,391	28,658,865

Net assets beginning of year	53,795,561	88,311	17,701,800	90,287	8,223,668	—	102,693,760

Net assets end of year	$82,764,484	$104,502	$16,128,378	$88,757	$9,909,668	$150,391	$131,352,625

Contract unit transactions
Units outstanding at beginning of year	4,223,652	6,749	1,005,132	5,326	323,247	—	4,010,879
Units issued	2,698,160	—	692,553	738	114,330	3,972	2,142,559
Units redeemed	(1,437,428)	(94)	(758,345)	(802)	(96,912)	(35)	(1,165,667)
Units outstanding at end of year	5,484,384	6,655	939,340	5,262	340,665	3,937	4,987,771

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/MFS Mid Cap Value Fund - Class I	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class I	JNL/Neuberger Berman Commodity Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I
Operations
Net investment income (loss)	$(668)	$4,342	$1,588	$(8,245)	$(640,096)	$(763)
Net realized gain (loss) on investments	229	1,007,718	10,325	(87,540)	269,738	1,959
Net change in unrealized appreciation
(depreciation) on investments	31,026	924,167	8,883	72,476	2,608,259	11,344
Net change in net assets
from operations	30,587	1,936,227	20,796	(23,309)	2,237,901	12,540

Contract transactions
Purchase payments	33,250	2,647,667	103,674	226,516	2,887,198	23,994
Surrenders and terminations	—	(509,828)	(736)	(40,624)	(3,128,491)	(4,627)
Transfers between Investment Divisions	64,080	3,129,399	34,950	(90,314)	(2,296,309)	9,735
Contract owner charges	(1,754)	(93,933)	(687)	(80)	(473,754)	(1,570)
Net change in net assets
from contract transactions	95,576	5,173,305	137,201	95,498	(3,011,356)	27,532

Net change in net assets	126,163	7,109,532	157,997	72,189	(773,455)	40,072

Net assets beginning of year	91,850	6,481,854	13,906	930,408	45,836,823	128,457

Net assets end of year	$218,013	$13,591,386	$171,903	$1,002,597	$45,063,368	$168,529

Contract unit transactions
Units outstanding at beginning of year	2,891	528,483	1,115	142,300	3,878,523	9,820
Units issued	3,737	888,500	11,243	96,136	1,075,222	4,636
Units redeemed	(93)	(434,016)	(238)	(77,652)	(1,344,917)	(2,419)
Units outstanding at end of year	6,535	982,967	12,120	160,784	3,608,828	12,037

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Income Fund - Class I	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class I	JNL/PIMCO Real Return Fund - Class A	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America Floating Rate Income Fund - Class A
Operations
Net investment income (loss)	$(564,305)	$(2,154)	$(607,168)	$(860)	$(1,107,475)	$(561)	$(1,072,087)
Net realized gain (loss) on investments	98,121	(104)	1,576,683	983	298,004	(15,308)	(516,401)
Net change in unrealized appreciation
(depreciation) on investments	2,279,900	24,090	2,608,836	14,526	7,433,109	5,933	(112,867)
Net change in net assets
from operations	1,813,716	21,832	3,578,351	14,649	6,623,638	(9,936)	(1,701,355)

Contract transactions
Purchase payments	6,973,682	163,118	8,386,975	71,711	5,986,099	—	2,387,577
Surrenders and terminations	(2,068,993)	—	(2,418,182)	—	(5,720,698)	(12,435)	(6,226,958)
Transfers between Investment Divisions	5,938,235	64,571	3,069,197	44,164	8,105,905	183,017	(15,123,448)
Contract owner charges	(333,807)	(3,686)	(318,494)	(1,143)	(828,024)	(1,326)	(726,619)
Net change in net assets
from contract transactions	10,509,117	224,003	8,719,496	114,732	7,543,282	169,256	(19,689,448)

Net change in net assets	12,322,833	245,835	12,297,847	129,381	14,166,920	159,320	(21,390,803)

Net assets beginning of year	35,499,160	268,139	35,827,146	100,631	72,825,225	36,644	93,546,355

Net assets end of year	$47,821,993	$513,974	$48,124,993	$230,012	$86,992,145	$195,964	$72,155,552

Contract unit transactions
Units outstanding at beginning of year	3,378,132	24,863	2,809,212	7,437	5,128,324	2,207	7,835,412
Units issued	2,544,484	21,319	3,233,103	9,724	3,066,034	33,457	1,141,747
Units redeemed	(1,534,225)	(694)	(2,581,367)	(1,639)	(2,623,833)	(25,440)	(2,888,111)
Units outstanding at end of year	4,388,391	45,488	3,460,948	15,522	5,570,525	10,224	6,089,048

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/PPM America Floating Rate Income Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I
Operations
Net investment income (loss)	$(687)	$(1,403,702)	$(1,456)	$(685,330)	$(527)	$(284,682)	$(358)
Net realized gain (loss) on investments	606	(266,943)	1,810	1,314,949	(15,395)	(2,860,819)	(71)
Net change in unrealized appreciation
(depreciation) on investments	1,654	4,423,941	20,527	2,524,929	5,585	4,335,982	18,878
Net change in net assets
from operations	1,573	2,753,296	20,881	3,154,548	(10,337)	1,190,481	18,449

Contract transactions
Purchase payments	47,250	4,218,727	242,733	5,382,829	8,000	429,539	57,708
Surrenders and terminations	(4,420)	(7,813,914)	(3,245)	(2,651,464)	(7,565)	(1,212,831)	—
Transfers between Investment Divisions	(50,624)	(11,831,816)	(979)	18,100,886	62,815	(1,884,327)	4,791
Contract owner charges	(1,500)	(937,217)	(1,402)	(418,867)	(651)	(222,840)	(776)
Net change in net assets
from contract transactions	(9,294)	(16,364,220)	237,107	20,413,384	62,599	(2,890,459)	61,723

Net change in net assets	(7,721)	(13,610,924)	257,988	23,567,932	52,262	(1,699,978)	80,172

Net assets beginning of year	139,781	114,189,545	158,007	37,311,272	76,547	24,340,254	62,259

Net assets end of year	$132,060	$100,578,621	$415,995	$60,879,204	$128,809	$22,640,276	$142,431

Contract unit transactions
Units outstanding at beginning of year	12,628	4,924,150	4,993	2,096,429	5,917	1,476,457	3,098
Units issued	6,072	805,281	9,335	2,511,553	20,664	244,453	3,530
Units redeemed	(6,618)	(1,550,978)	(1,859)	(1,452,186)	(17,509)	(437,650)	(97)
Units outstanding at end of year	12,082	4,178,453	12,469	3,155,796	9,072	1,283,260	6,531

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I	JNL/T. Rowe Price Balanced Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class I(a)	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class I	JNL/T. Rowe Price Established Growth Fund - Class A
Operations
Net investment income (loss)	$(2,803,460)	$(302)	$(254,386)	$(12)	$(5,275,229)	$(13,007)	$(8,872,153)
Net realized gain (loss) on investments	2,623,022	4,682	809,052	—	15,360,232	31,705	52,453,058
Net change in unrealized appreciation
(depreciation) on investments	13,638,625	2,398	1,845,669	434	61,012,546	530,508	150,350,826
Net change in net assets
from operations	13,458,187	6,778	2,400,335	422	71,097,549	549,206	193,931,731

Contract transactions
Purchase payments	832,452	—	2,222,728	—	87,509,570	1,884,003	48,638,751
Surrenders and terminations	(14,262,878)	—	(2,772,763)	—	(17,001,160)	(42,965)	(31,895,919)
Transfers between Investment Divisions	(7,954,009)	(28,967)	(849,854)	5,283	58,587,429	302,516	(59,623,457)
Contract owner charges	(1,671,865)	(323)	(10,070)	—	(3,389,858)	(17,432)	(6,511,748)
Net change in net assets
from contract transactions	(23,056,300)	(29,290)	(1,409,959)	5,283	125,705,981	2,126,122	(49,392,373)

Net change in net assets	(9,598,113)	(22,512)	990,376	5,705	196,803,530	2,675,328	144,539,358

Net assets beginning of year	207,265,472	72,845	26,231,156	—	328,074,111	1,602,661	593,203,400

Net assets end of year	$197,667,359	$50,333	$27,221,532	$5,705	$524,877,641	$4,277,989	$737,742,758

Contract unit transactions
Units outstanding at beginning of year	9,256,299	2,514	2,043,176	—	18,738,540	89,118	6,612,433
Units issued	483,771	—	540,089	386	13,545,662	181,048	1,476,984
Units redeemed	(1,585,163)	(932)	(665,702)	—	(6,389,518)	(68,266)	(2,028,641)
Units outstanding at end of year	8,154,907	1,582	1,917,563	386	25,894,684	201,900	6,060,776

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 27, 2020. The Statement of Changes in Net Assets is from April 27, 2020 through December 31, 2020.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/T. Rowe Price Established Growth Fund - Class I	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class I	JNL/T. Rowe Price U.S. High Yield Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class I
Operations
Net investment income (loss)	$(10,919)	$(5,567,329)	$(8,122)	$(1,015,064)	$(6,047)	$(107,223)	$(176)
Net realized gain (loss) on investments	178,385	23,139,902	54,559	1,192,643	643	7,568	677
Net change in unrealized appreciation
(depreciation) on investments	662,414	58,287,743	393,732	1,579,082	55,747	294,753	1,097
Net change in net assets
from operations	829,880	75,860,316	440,169	1,756,661	50,343	195,098	1,598

Contract transactions
Purchase payments	1,605,355	28,752,593	1,445,512	7,575,518	1,158,668	1,160,958	93,500
Surrenders and terminations	(93,101)	(19,494,768)	(87,788)	(7,999,964)	(344)	(507,205)	—
Transfers between Investment Divisions	527,620	(47,368,529)	114,580	10,355,823	(707,386)	(376,653)	(93,493)
Contract owner charges	(23,389)	(4,516,501)	(12,118)	(715,321)	(2,573)	(54,447)	(527)
Net change in net assets
from contract transactions	2,016,485	(42,627,205)	1,460,186	9,216,056	448,365	222,653	(520)

Net change in net assets	2,846,365	33,233,111	1,900,355	10,972,717	498,708	417,751	1,078

Net assets beginning of year	1,111,173	401,594,054	852,931	70,965,066	945,924	9,130,697	22,993

Net assets end of year	$3,957,538	$434,827,165	$2,753,286	$81,937,783	$1,444,632	$9,548,448	$24,071

Contract unit transactions
Units outstanding at beginning of year	8,916	3,076,249	4,601	6,719,732	72,938	801,506	1,981
Units issued	25,543	499,331	16,589	4,115,954	214,868	303,240	8,329
Units redeemed	(11,447)	(845,110)	(9,060)	(3,286,142)	(176,585)	(282,658)	(8,303)
Units outstanding at end of year	23,012	2,730,470	12,130	7,549,544	111,221	822,088	2,007

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class I	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A
Operations
Net investment income (loss)	$(2,589,050)	$(5,909)	$(360,173)	$(6,263)	$(349,295)	$(5,235)	$(442,594)
Net realized gain (loss) on investments	526,492	(47,932)	312,730	4,661	246,401	(21,399)	524,355
Net change in unrealized appreciation
(depreciation) on investments	18,716,137	247,684	4,223,367	233,243	2,439,079	121,534	3,259,749
Net change in net assets
from operations	16,653,579	193,843	4,175,924	231,641	2,336,185	94,900	3,341,510

Contract transactions
Purchase payments	14,606,746	1,486,736	9,447,659	369,784	7,028,660	282,651	6,576,457
Surrenders and terminations	(10,036,835)	(72,370)	(562,637)	(32,893)	(1,172,933)	(22,946)	(1,183,049)
Transfers between Investment Divisions	(1,639,602)	46,288	(506,259)	249,706	1,738,296	(176,619)	1,036,510
Contract owner charges	(1,730,279)	(6,256)	(286,287)	(19,799)	(208,827)	(2,049)	(298,111)
Net change in net assets
from contract transactions	1,200,030	1,454,398	8,092,476	566,798	7,385,196	81,037	6,131,807

Net change in net assets	17,853,609	1,648,241	12,268,400	798,439	9,721,381	175,937	9,473,317

Net assets beginning of year	184,607,395	433,024	22,827,690	922,670	22,835,638	1,083,975	27,994,487

Net assets end of year	$202,461,004	$2,081,265	$35,096,090	$1,721,109	$32,557,019	$1,259,912	$37,467,804

Contract unit transactions
Units outstanding at beginning of year	5,426,958	9,340	1,975,911	77,783	2,085,139	95,976	2,493,580
Units issued	1,519,570	68,306	1,170,977	54,638	1,132,565	99,422	1,593,429
Units redeemed	(1,471,695)	(35,520)	(433,269)	(4,623)	(471,566)	(93,601)	(1,056,810)
Units outstanding at end of year	5,474,833	42,126	2,713,619	127,798	2,746,138	101,797	3,030,199

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I	JNL/WCM Focused International Equity Fund - Class A	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I
Operations
Net investment income (loss)	$(5,680)	$(209,436)	$490	$(24,839)	$—	$(6,709,743)	$(4,607)
Net realized gain (loss) on investments	176	1,551,789	(15,337)	(14,020)	—	11,831,643	10,434
Net change in unrealized appreciation
(depreciation) on investments	225,441	4,728,484	187,229	(2,141)	—	27,254,484	88,556
Net change in net assets
from operations	219,937	6,070,837	172,382	(41,000)	—	32,376,384	94,383

Contract transactions
Purchase payments	1,081,911	2,856,090	464,889	262,493	—	47,492,168	102,851
Surrenders and terminations	(19,823)	(1,101,180)	—	(55,913)	—	(28,377,660)	(64,685)
Transfers between Investment Divisions	286,732	2,881,799	157,231	(1,187,024)	—	(15,865,486)	157,893
Contract owner charges	(5,386)	(170,652)	(1,713)	(17,927)	—	(4,797,699)	(12,854)
Net change in net assets
from contract transactions	1,343,434	4,466,057	620,407	(998,371)	—	(1,548,677)	183,205

Net change in net assets	1,563,371	10,536,894	792,789	(1,039,371)	—	30,827,707	277,588

Net assets beginning of year	409,019	17,212,652	92,001	3,084,656	—	501,255,100	850,575

Net assets end of year	$1,972,390	$27,749,546	$884,790	$2,045,285	$—	$532,082,807	$1,128,163

Contract unit transactions
Units outstanding at beginning of year	35,346	1,030,713	5,133	270,858	—	9,182,125	10,892
Units issued	120,079	796,991	51,158	105,152	—	1,718,273	3,395
Units redeemed	(2,308)	(549,826)	(18,850)	(205,967)	—	(1,786,370)	(1,001)
Units outstanding at end of year	153,117	1,277,878	37,441	170,043	—	9,114,028	13,286

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/WMC Equity Income Fund - Class A	JNL/WMC Equity Income Fund - Class I	JNL/WMC Global Real Estate Fund - Class A	JNL/WMC Global Real Estate Fund - Class I	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Government Money Market Fund - Class I	JNL/WMC Value Fund - Class A
Operations
Net investment income (loss)	$(486,779)	$(8,784)	$(905,552)	$(301)	$(1,251,700)	$(1,418)	$(705,085)
Net realized gain (loss) on investments	29,862	(41,744)	(1,992,255)	519	—	—	(602,438)
Net change in unrealized appreciation
(depreciation) on investments	1,903,230	245,304	(7,947,267)	(6,101)	—	—	587,270
Net change in net assets
from operations	1,446,313	194,776	(10,845,074)	(5,883)	(1,251,700)	(1,418)	(720,253)

Contract transactions
Purchase payments	6,662,490	933,549	1,902,952	12,000	34,265,541	4,880,945	1,119,232
Surrenders and terminations	(1,654,326)	(138,828)	(3,845,569)	—	(39,738,499)	(12,534)	(3,170,051)
Transfers between Investment Divisions	7,494,476	446,399	(6,102,575)	(10,384)	65,903,321	(3,158,584)	(2,465,078)
Contract owner charges	(380,238)	(4,040)	(714,125)	(407)	(1,004,212)	(6,704)	(536,189)
Net change in net assets
from contract transactions	12,122,402	1,237,080	(8,759,317)	1,209	59,426,151	1,703,123	(5,052,086)

Net change in net assets	13,568,715	1,431,856	(19,604,391)	(4,674)	58,174,451	1,701,705	(5,772,339)

Net assets beginning of year	31,700,762	725,284	80,383,138	70,656	69,688,938	502,068	55,858,041

Net assets end of year	$45,269,477	$2,157,140	$60,778,747	$65,982	$127,863,389	$2,203,773	$50,085,702

Contract unit transactions
Units outstanding at beginning of year	2,655,651	59,238	4,023,570	3,008	5,774,916	29,414	1,339,022
Units issued	2,057,322	249,018	686,886	643	18,781,992	302,547	296,253
Units redeemed	(963,603)	(136,990)	(1,198,584)	(462)	(14,008,395)	(196,594)	(434,417)
Units outstanding at end of year	3,749,370	171,266	3,511,872	3,189	10,548,513	135,367	1,200,858

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2020

JNL/WMC Value Fund - Class I
Operations
Net investment income (loss)	$—
Net realized gain (loss) on investments	—
Net change in unrealized appreciation
(depreciation) on investments	—
Net change in net assets
from operations	—

Contract transactions
Purchase payments	—
Surrenders and terminations	—
Transfers between Investment Divisions	—
Contract owner charges	—
Net change in net assets
from contract transactions	—

Net change in net assets	—

Net assets beginning of year	—

Net assets end of year	$—

Contract unit transactions
Units outstanding at beginning of year	—
Units issued	—
Units redeemed	—
Units outstanding at end of year	—

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL Aggressive Growth Allocation Fund - Class A
12/31/2021	114,647	5,501	0.00	16.848967	12.23		2.80	25.618468	15.42		0.00
12/31/2020	99,990	5,467	0.00	15.012994	13.16		2.80	22.196601	16.37		0.00
12/31/2019	91,078	5,713	0.00	13.267306	22.57		2.80	19.073984	26.05		0.00
12/31/2018	76,550	5,975	0.00	10.824099	(5.57	)‡	2.80	15.131680	(10.47)		0.00
12/31/2017	89,239	6,155	0.00	12.768290	18.34		2.56	16.901163	13.65	‡	0.00
JNL Aggressive Growth Allocation Fund - Class I
12/31/2021	269	14	0.00	19.513475	15.21		0.45	24.799240	15.27		0.40
12/31/2020	758	40	0.00	16.937488	16.21		0.45	21.514713	1.58	‡	0.40
12/31/2019	282	19	0.00	14.574861	25.80		0.45	14.574861	25.80		0.45
12/31/2018+	228	20	0.00	11.585518	(10.15	)‡	0.45	11.585518	(10.15	)‡	0.45
JNL Bond Index Fund - Class I
12/31/2021+	—	—	0.00	9.296795	0.43	‡	0.40	9.296795	0.43	‡	0.40
JNL Conservative Allocation Fund - Class A
12/31/2021	54,963	4,135	0.00	12.202650	1.57		2.05	14.949674	3.67		0.00
12/31/2020	51,588	3,976	0.00	12.013945	5.33		2.05	14.419806	7.51		0.00
12/31/2019	34,589	2,832	0.00	11.405731	3.81	‡	2.05	13.412046	12.46		0.00
12/31/2018	23,376	2,116	0.00	10.388252	(5.05)		2.00	11.926446	(3.12)		0.00
12/31/2017	19,897	1,722	0.00	10.940853	0.17	‡	2.00	12.310842	7.24	‡	0.00
JNL Conservative Allocation Fund - Class I
12/31/2021	—	—	0.00	14.302398	3.60		0.45	14.558496	3.72	‡	0.40
12/31/2020	—	—	0.00	13.805235	7.37		0.45	13.805235	7.37		0.45
12/31/2019	57	4	0.00	12.857871	12.16		0.45	12.857871	12.16		0.45
12/31/2018+	73	6	0.00	11.464194	(2.25	)‡	0.45	11.464194	(2.25	)‡	0.45
JNL Emerging Markets Index Fund - Class I
12/31/2021+	—	—	0.00	8.826961	(8.34	)‡	0.40	8.826961	(8.34	)‡	0.40
JNL Growth Allocation Fund - Class A
12/31/2021	174,616	8,285	0.00	17.941534	10.38		2.46	25.920980	13.13		0.00
12/31/2020	170,138	8,995	0.00	16.253851	12.54		2.46	22.912063	15.34		0.00
12/31/2019	155,698	9,370	0.00	14.442554	20.68		2.46	19.864068	23.68		0.00
12/31/2018	135,664	9,965	0.00	11.967993	(11.29)		2.46	16.060587	(9.07)		0.00
12/31/2017	163,142	10,753	0.00	13.491509	15.76		2.46	17.662738	11.88	‡	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL Aggressive Growth Allocation Fund - Class I - April 30, 2018; JNL Bond Index Fund - Class I - April 26, 2021; JNL Conservative Allocation Fund - Class I - April 30, 2018; JNL Emerging Markets Index Fund - Class I - April 26, 2021.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL Growth Allocation Fund - Class I
12/31/2021	227	11	0.00	19.761486	13.00		0.45	24.733647	10.09	‡	0.40
12/31/2020	212	12	0.00	17.487446	15.18		0.45	17.487446	15.18		0.45
12/31/2019	78	5	0.00	15.182600	23.43		0.45	15.182600	23.43		0.45
12/31/2018+	—	—	0.00	12.300199	(8.78	)‡	0.45	12.300199	(8.78	)‡	0.45
JNL International Index Fund - Class I
12/31/2021+	—	—	0.00	9.499912	2.72	‡	0.40	9.499912	2.72	‡	0.40
JNL iShares Tactical Growth Fund - Class A
12/31/2021	41,382	1,894	1.03	19.634140	12.57		2.17	24.341823	15.04		0.00
12/31/2020	28,824	1,502	1.87	17.441378	9.87		2.17	21.159130	12.28		0.00
12/31/2019	27,606	1,592	1.66	15.874552	13.28	‡	2.17	18.844911	21.65		0.00
12/31/2018	22,239	1,540	1.36	13.586267	(12.59	)‡	1.90	15.490689	(9.12)		0.00
12/31/2017	22,459	1,395	1.33	15.835212	17.87		1.25	17.045963	17.90	‡	0.00
JNL iShares Tactical Growth Fund - Class I
12/31/2021	261	13	1.26	23.316112	14.68		0.65	23.715534	12.66	‡	0.40
12/31/2020	228	13	2.43	20.331083	11.87		0.65	17.770189	12.09		0.45
12/31/2019	150	9	2.78	18.174384	5.72	‡	0.65	15.853374	21.47		0.45
12/31/2018+	39	3	8.33	13.051443	(9.00	)‡	0.45	13.051443	(9.00	)‡	0.45
JNL iShares Tactical Moderate Fund - Class A
12/31/2021	19,349	1,246	1.26	14.475381	5.72		1.80	17.299916	7.64		0.00
12/31/2020	16,471	1,132	1.89	13.691881	6.74		1.80	16.071629	8.68		0.00
12/31/2019	13,540	996	2.08	12.827010	9.66	‡	1.80	14.787857	14.38		0.00
12/31/2018	11,719	978	1.68	11.457553	(7.52	)‡	1.75	12.929019	(5.35)		0.00
12/31/2017	11,679	911	1.53	12.689869	10.07		1.25	13.660085	10.66	‡	0.00
JNL iShares Tactical Moderate Fund - Class I
12/31/2021	—	—	0.00	15.492926	7.52		0.45	16.876533	7.23	‡	0.40
12/31/2020	—	—	0.00	14.408981	8.49		0.45	14.408981	8.49		0.45
12/31/2019	—	—	0.00	13.281176	14.22		0.45	13.281176	14.22		0.45
12/31/2018+	—	—	0.00	11.627572	(4.57	)‡	0.45	11.627572	(4.57	)‡	0.45
JNL iShares Tactical Moderate Growth Fund - Class A
12/31/2021	32,988	1,759	1.14	17.170726	9.07		2.05	21.036201	11.32		0.00
12/31/2020	29,181	1,711	1.90	15.743450	8.89		2.05	18.896233	11.15		0.00
12/31/2019	30,710	1,966	2.01	14.458039	0.50	‡	2.05	17.001293	18.06		0.00
12/31/2018	23,716	1,768	1.52	12.629804	(9.84	)‡	1.90	14.400208	(7.28)		0.00
12/31/2017	26,311	1,798	1.47	14.427138	14.29		1.25	15.530128	14.57	‡	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL Growth Allocation Fund - Class I - April 30, 2018; JNL International Index Fund - Class I - April 26, 2021; JNL iShares Tactical Growth Fund - Class I - April 30, 2018; JNL iShares Tactical Moderate Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL iShares Tactical Moderate Growth Fund - Class I
12/31/2021	1,969	96	1.36	18.285403	11.13		0.45	20.647222	11.18		0.40
12/31/2020	1,858	100	8.67	16.454715	10.92		0.45	18.570742	8.52	‡	0.40
12/31/2019	25	2	3.01	14.834546	17.92		0.45	14.834546	17.92		0.45
12/31/2018+	—	—	0.00	12.580054	(6.84	)‡	0.45	12.580054	(6.84	)‡	0.45
JNL Mid Cap Index Fund - Class I
12/31/2021+	—	—	0.00	9.638391	3.60	‡	0.40	9.638391	3.60	‡	0.40
JNL Moderate Allocation Fund - Class A
12/31/2021	140,184	8,740	0.00	14.909009	5.11		2.15	18.447149	7.40		0.00
12/31/2020	142,291	9,402	0.00	14.184001	8.83		2.15	17.176765	11.20		0.00
12/31/2019	48,445	3,456	0.00	13.033128	13.21		2.15	15.447357	15.67		0.00
12/31/2018	39,568	3,207	0.00	11.512647	(6.52	)‡	2.15	13.354971	(4.94)		0.00
12/31/2017	35,980	2,727	0.00	12.485434	1.22	‡	2.00	14.048875	9.48	‡	0.00
JNL Moderate Allocation Fund - Class I
12/31/2021	129	8	0.00	17.162935	7.27		0.45	17.966429	6.41	‡	0.40
12/31/2020	121	8	0.00	15.999748	11.03		0.45	15.999748	11.03		0.45
12/31/2019	96	7	0.00	14.410326	15.57		0.45	14.410326	15.57		0.45
12/31/2018+	23	2	0.00	12.468434	(4.34	)‡	0.45	12.468434	(4.34	)‡	0.45
JNL Moderate Growth Allocation Fund - Class A
12/31/2021	290,569	14,691	0.00	10.712462	4.30		5.50	24.398234	10.20		0.00
12/31/2020	284,537	15,664	0.00	10.270875	6.77		5.50	22.140572	12.81		0.00
12/31/2019	149,565	9,060	0.00	9.619359	13.13		5.50	19.626352	19.53		0.00
12/31/2018	138,079	9,875	0.00	8.502626	(9.49	)‡	5.50	16.419449	(6.64)		0.00
12/31/2017	156,926	10,341	0.00	11.659967	5.19	‡	3.75	17.586776	9.16	‡	0.00
JNL Moderate Growth Allocation Fund - Class I
12/31/2021	158	7	0.00	22.761146	9.84		0.65	23.282505	8.44	‡	0.40
12/31/2020	143	7	0.00	20.722013	12.45		0.65	17.162765	12.67		0.45
12/31/2019	330	21	0.00	18.427997	4.39	‡	0.65	15.232277	19.31		0.45
12/31/2018+	40	3	0.00	12.767382	(6.21	)‡	0.45	12.767382	(6.21	)‡	0.45
JNL Multi-Manager Alternative Fund - Class A
12/31/2021	16,124	1,447	0.00	10.462891	0.70		2.05	11.999213	2.78		0.00
12/31/2020	11,606	1,055	0.00	10.390475	10.74	‡	2.05	11.674366	7.58		0.00
12/31/2019	1,639	158	0.00	10.235567	7.73		1.25	10.852111	9.08		0.00
12/31/2018	1,292	135	0.00	9.501429	(5.03)		1.25	9.948649	(3.83)		0.00
12/31/2017	1,189	118	0.63	10.004499	5.07		1.25	10.344567	5.95	‡	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL iShares Tactical Moderate Growth Fund - Class I - April 30, 2018; JNL Mid Cap Index Fund - Class I - April 26, 2021; JNL Moderate Allocation Fund - Class I - April 30, 2018; JNL Moderate Growth Allocation Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL Multi-Manager Alternative Fund - Class I
12/31/2021	230	19	0.00	11.492052	0.97	‡	0.90	11.882608	1.51	‡	0.40
12/31/2020+	50	4	0.00	11.615764	15.20	‡	0.45	11.615764	15.20	‡	0.45
JNL Multi-Manager Emerging Markets Equity Fund - Class A
12/31/2021	79,728	5,328	1.23	11.555415	(2.94)		3.06	18.657801	0.08		0.00
12/31/2020	85,696	5,660	1.55	11.905086	5.62		3.06	18.643117	8.86		0.00
12/31/2019	35,004	2,468	2.05	11.271844	14.30		3.06	17.125830	17.85		0.00
12/31/2018	30,664	2,505	1.55	9.862018	(20.82)		3.06	14.532268	(18.35)		0.00
12/31/2017	33,532	2,209	1.25	12.455435	24.73		3.06	17.797696	25.27	‡	0.00
JNL Multi-Manager Emerging Markets Equity Fund - Class I
12/31/2021	489	26	1.78	17.457961	(0.25)		0.65	18.155661	(0.00)		0.40
12/31/2020	403	21	1.70	17.502317	54.10	‡	0.65	18.156455	2.30	‡	0.40
12/31/2019	140	8	2.41	17.451548	17.64		0.45	17.451548	17.64		0.45
12/31/2018+	170	11	4.04	14.834350	(17.38	)‡	0.45	14.834350	(17.38	)‡	0.45
JNL Multi-Manager International Small Cap Fund - Class A
12/31/2021	43,810	2,825	0.50	15.173519	1.65	‡	2.05	16.264320	15.62		0.00
12/31/2020	153	11	1.85	13.654617	30.53		1.25	14.067604	32.18		0.00
12/31/2019	141	13	0.52	10.460541	10.03	‡	1.25	10.643000	31.72		0.00
12/31/2018+	50	6	0.00	8.049077	(5.26	)‡	1.00	8.080000	(19.20	)‡	0.00
JNL Multi-Manager International Small Cap Fund - Class I
12/31/2021+	74	5	0.49	16.189218	3.02	‡	0.45	16.216587	3.06	‡	0.40
JNL Multi-Manager Mid Cap Fund - Class A
12/31/2021	29,107	1,462	0.00	18.934424	21.41		2.31	21.391475	24.25		0.00
12/31/2020	18,087	1,113	0.00	15.595585	11.90		2.31	17.217076	14.52		0.00
12/31/2019	13,304	926	0.00	13.936793	25.83		2.31	15.034532	28.77		0.00
12/31/2018	7,418	655	0.00	11.076298	(7.86)		2.31	11.675946	(5.70)		0.00
12/31/2017	3,999	329	0.10	12.021596	(0.15	)‡	2.31	12.381429	14.11	‡	0.00
JNL Multi-Manager Mid Cap Fund - Class I
12/31/2021	1,041	49	0.00	20.697681	17.93	‡	0.90	21.222270	18.70	‡	0.40
12/31/2020	581	34	0.00	16.948167	14.21		0.65	17.090970	14.44		0.45
12/31/2019	319	21	0.00	14.839081	9.45	‡	0.65	14.934218	28.52		0.45
12/31/2018+	46	4	0.99	11.619907	(7.01	)‡	0.45	11.619907	(7.01	)‡	0.45

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL Multi-Manager Alternative Fund - Class I - April 27, 2020; JNL Multi-Manager Emerging Markets Equity Fund - Class I - April 30, 2018; JNL Multi-Manager International Small Cap Fund - Class A - August 13, 2018; JNL Multi-Manager International Small Cap Fund - Class I - April 26, 2021; JNL Multi-Manager Mid Cap Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL Multi-Manager Small Cap Growth Fund - Class A
12/31/2021	205,577	2,235	0.00	63.080557	(0.04)		2.92	132.033743	2.92		0.00
12/31/2020	180,836	2,008	0.00	63.106338	42.21		2.92	128.286352	46.43		0.00
12/31/2019	133,034	2,134	0.00	44.375064	31.98		2.92	87.612194	35.89		0.00
12/31/2018	91,626	1,987	0.00	33.621991	(4.89)		2.92	64.472376	(2.05)		0.00
12/31/2017	81,526	1,720	0.00	35.349123	23.59		2.92	65.823196	25.21	‡	0.00
JNL Multi-Manager Small Cap Growth Fund - Class I
12/31/2021	1,967	15	0.00	118.403700	2.55		0.65	126.134858	2.81		0.40
12/31/2020	1,469	12	0.00	115.456644	45.91		0.65	122.688290	3.16	‡	0.40
12/31/2019	360	4	0.00	79.126417	11.27	‡	0.65	91.133832	35.70		0.45
12/31/2018+	50	1	0.00	67.156377	(7.63	)‡	0.45	67.156377	(7.63	)‡	0.45
JNL Multi-Manager Small Cap Value Fund - Class A
12/31/2021	114,922	3,983	0.00	22.597995	19.45		2.92	36.761386	22.99		0.00
12/31/2020	58,134	2,445	0.00	18.918294	2.72		2.92	29.889760	5.76		0.00
12/31/2019	55,693	2,439	0.00	18.417571	21.66		2.92	28.261268	25.26		0.00
12/31/2018	43,655	2,358	0.30	15.138670	(17.24)		2.92	22.561407	(14.77)		0.00
12/31/2017	51,814	2,356	0.60	18.292161	7.87		2.92	26.472340	11.52	‡	0.00
JNL Multi-Manager Small Cap Value Fund - Class I
12/31/2021	148	4	0.00	34.232761	5.37	‡	0.65	35.691941	11.00	‡	0.40
12/31/2020	46	2	0.00	30.479961	5.61		0.45	30.479961	5.61		0.45
12/31/2019	40	1	0.00	28.860443	25.01		0.45	28.860443	25.01		0.45
12/31/2018+	26	1	2.65	23.087031	(11.90	)‡	0.45	23.087031	(11.90	)‡	0.45
JNL S&P 500 Index Fund - Class I
12/31/2021	16,750	837	0.00	19.851890	27.69		0.65	20.064693	28.01		0.40
12/31/2020	11,636	744	0.00	15.546485	17.39		0.65	15.673907	17.68		0.40
12/31/2019	3,914	294	0.00	13.243535	30.40		0.65	13.318749	30.73		0.40
12/31/2018+	824	81	0.00	10.156098	(10.61	)‡	0.65	10.188288	(13.12	)‡	0.40
JNL Small Cap Index Fund - Class I
12/31/2021+	—	—	0.00	9.666081	3.90	‡	0.40	9.666081	3.90	‡	0.40
JNL/American Funds Balanced Fund - Class A
12/31/2021	183,225	8,122	0.00	12.943387	10.21		4.00	30.797812	14.71		0.00
12/31/2020	133,736	6,751	0.00	11.744518	7.66		4.00	26.848363	21.11	‡	0.00
12/31/2019	102,172	5,725	0.00	10.908516	16.04		4.00	22.585843	20.41		0.30
12/31/2018	70,950	4,726	0.69	9.400591	(8.63)		4.00	18.756694	(5.17	)‡	0.30
12/31/2017	49,559	3,103	1.08	10.289035	12.15		4.00	18.923886	2.26	‡	0.55

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL Multi-Manager Small Cap Growth Fund - Class I - April 30, 2018; JNL Multi-Manager Small Cap Value Fund - Class I - April 30, 2018; JNL S&P 500 Index Fund - Class I - April 30, 2018; JNL Small Cap Index Fund - Class I - April 26, 2021.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/American Funds Balanced Fund - Class I
12/31/2021	336	11	0.00	28.079692	14.34		0.65	29.643066	12.98	‡	0.40
12/31/2020	235	9	0.00	24.558701	11.66		0.65	27.681904	11.88		0.45
12/31/2019	220	9	0.00	21.995015	20.30		0.65	24.742667	20.54		0.45
12/31/2018+	41	2	3.86	18.282962	(2.22	)‡	0.65	20.525905	(4.21	)‡	0.45
JNL/American Funds Bond Fund of America Fund - Class A
12/31/2021+	3,130	312	0.00	9.993349	0.03	‡	1.70	10.110000	1.20	‡	0.00
JNL/American Funds Bond Fund of America Fund - Class I
12/31/2021+	53	5	0.00	10.095262	(0.34	)‡	0.65	10.102394	1.13	‡	0.40
JNL/American Funds Capital Income Builder Fund - Class A
12/31/2021	19,204	1,517	0.00	12.256597	11.99		2.25	13.159971	14.53		0.00
12/31/2020	10,450	937	0.00	10.944721	1.67		2.25	11.489968	3.98		0.00
12/31/2019	7,946	731	0.00	10.765128	13.66	‡	2.25	11.050000	17.43		0.00
12/31/2018+	1,526	162	0.00	9.395818	(4.51	)‡	1.70	9.410000	(5.43	)‡	0.00
JNL/American Funds Capital Income Builder Fund - Class I
12/31/2021	326	25	0.00	12.975389	12.08	‡	0.90	13.130922	12.89	‡	0.40
12/31/2020	110	10	0.00	11.459295	3.56		0.65	11.456404	3.76		0.45
12/31/2019	82	7	0.00	11.065864	5.67	‡	0.65	11.040984	17.29		0.45
12/31/2018+	9	1	0.00	9.413801	(5.39	)‡	0.45	9.413801	(5.39	)‡	0.45
JNL/American Funds Capital World Bond Fund - Class A
12/31/2021	26,076	2,386	0.00	9.343050	(7.95)		2.81	12.966599	(5.33	)‡	0.00
12/31/2020	28,541	2,440	0.00	10.149999	6.51		2.81	13.264931	9.22		0.30
12/31/2019	28,096	2,594	0.00	9.529309	4.53		2.81	12.144985	7.19		0.30
12/31/2018	28,859	2,828	0.61	9.116305	(4.36)		2.81	11.330523	(1.91)		0.30
12/31/2017	27,352	2,601	0.33	9.531845	3.61		2.81	11.551505	5.84	‡	0.30
JNL/American Funds Capital World Bond Fund - Class I
12/31/2021	61	5	0.00	12.385177	(5.63)		0.65	12.753708	(2.38	)‡	0.40
12/31/2020	51	4	0.00	13.124743	9.16		0.65	13.863376	9.38		0.45
12/31/2019	30	3	0.00	12.023437	1.20	‡	0.65	12.673988	7.34		0.45
12/31/2018+	27	2	2.59	11.807275	(1.78	)‡	0.45	11.807275	(1.78	)‡	0.45

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/American Funds Balanced Fund - Class I - April 30, 2018; JNL/American Funds Bond Fund of America Fund - Class A - April 26, 2021; JNL/American Funds Bond Fund of America Fund - Class I - April 26, 2021; JNL/American Funds Capital Income Builder Fund - Class A - August 13, 2018; JNL/American Funds Capital Income Builder Fund - Class I - August 13, 2018; JNL/American Funds Capital World Bond Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/American Funds Global Growth Fund - Class A
12/31/2021	69,136	2,638	0.00	24.567633	13.72		2.05	29.119537	16.08		0.00
12/31/2020	47,530	2,076	0.00	21.602939	10.04	‡	2.05	25.085867	30.09		0.00
12/31/2019	28,703	1,604	0.00	17.003111	32.27		2.00	19.284081	34.95		0.00
12/31/2018	15,785	1,170	0.33	12.854504	(14.03	)‡	2.00	14.290153	(9.31)		0.00
12/31/2017	11,479	761	0.70	14.935424	29.45		1.25	15.757266	27.18	‡	0.00
JNL/American Funds Global Growth Fund - Class I
12/31/2021	1,384	50	0.00	28.123848	15.71		0.65	28.712720	8.42	‡	0.40
12/31/2020	390	16	0.00	24.305805	29.57		0.65	23.124886	29.82		0.45
12/31/2019	335	18	0.00	18.759522	34.51		0.65	17.812442	34.78		0.45
12/31/2018+	71	5	1.53	13.946355	(13.52	)‡	0.65	13.215871	(11.48	)‡	0.45
JNL/American Funds Global Small Capitalization Fund - Class A
12/31/2021	57,235	2,394	0.00	21.018966	3.69		2.56	28.332960	6.38	‡	0.00
12/31/2020	53,109	2,335	0.00	20.271121	26.05		2.56	25.795260	28.93		0.30
12/31/2019	44,937	2,519	0.00	16.081681	27.78		2.56	20.006829	30.70		0.30
12/31/2018	35,574	2,579	0.11	12.585042	(13.04)		2.56	15.306880	(11.04)		0.30
12/31/2017	38,217	2,438	0.19	14.472391	22.36		2.56	17.206778	21.43	‡	0.30
JNL/American Funds Global Small Capitalization Fund - Class I
12/31/2021	244	9	0.00	27.033635	6.01		0.65	27.833578	0.52	‡	0.40
12/31/2020	191	7	0.00	25.499856	28.94		0.65	26.932191	29.20		0.45
12/31/2019	124	6	0.00	19.776525	8.84	‡	0.65	20.845645	30.85		0.45
12/31/2018+	26	2	0.70	15.930988	(12.14	)‡	0.45	15.930988	(12.14	)‡	0.45
JNL/American Funds Growth Allocation Fund - Class A
12/31/2021	230,946	9,747	0.00	18.115535	8.96		4.20	27.196997	13.64		0.00
12/31/2020	182,000	8,638	0.00	16.625524	15.10		4.20	23.933335	20.04		0.00
12/31/2019	139,861	7,868	0.00	14.443881	5.35	‡	4.20	19.937405	23.37		0.00
12/31/2018	105,778	7,216	0.00	13.406479	(8.54	)‡	2.80	16.161221	(5.39)		0.00
12/31/2017	95,249	6,067	0.00	14.893066	17.73		2.42	17.081723	13.32	‡	0.00
JNL/American Funds Growth Allocation Fund - Class I
12/31/2021	2,035	78	0.00	26.074637	13.23		0.65	26.516477	11.70	‡	0.40
12/31/2020	622	27	0.00	23.027919	19.63		0.65	22.783477	19.88		0.45
12/31/2019	113	6	0.00	19.248838	22.91		0.65	19.005876	23.16		0.45
12/31/2018+	67	4	0.00	15.661396	(2.02	)‡	0.65	15.432372	(6.73	)‡	0.45
JNL/American Funds Growth Fund - Class A
12/31/2021	277,194	5,992	0.00	42.125778	18.84		2.30	52.901914	21.61		0.00
12/31/2020	196,510	5,099	0.00	35.446581	48.15		2.30	43.501958	51.60		0.00
12/31/2019	86,756	3,361	0.00	23.925630	27.36		2.30	28.695198	30.32		0.00
12/31/2018	40,042	1,965	0.00	18.786502	(13.95	)‡	2.30	22.019254	(0.61)		0.00
12/31/2017	27,868	1,336	0.00	20.580325	26.29		1.25	22.153666	23.67	‡	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/American Funds Global Growth Fund - Class I - April 30, 2018; JNL/American Funds Global Small Capitalization Fund - Class I - April 30, 2018; JNL/American Funds Growth Allocation Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/American Funds Growth Fund - Class I
12/31/2021	2,478	49	0.00	49.423738	14.28	‡	0.90	51.934108	21.48		0.40
12/31/2020	1,166	28	0.00	41.808168	51.05		0.65	42.749437	51.43		0.40
12/31/2019	366	13	0.00	27.678526	15.68	‡	0.65	28.230990	30.23		0.40
12/31/2018+	193	9	0.00	21.308285	(5.25	)‡	0.45	21.677913	(11.12	)‡	0.40
JNL/American Funds Growth-Income Fund - Class A
12/31/2021	580,445	16,625	0.00	29.653683	20.24		2.80	41.111171	23.65		0.00
12/31/2020	463,055	16,185	0.00	24.663099	9.98		2.80	33.248209	13.10		0.00
12/31/2019	427,858	16,701	0.00	22.425855	22.19		2.80	29.397385	25.66		0.00
12/31/2018	334,846	16,212	0.00	18.353938	(4.88)		2.80	23.395266	(2.16)		0.00
12/31/2017	312,996	14,627	0.00	19.294639	18.52		2.80	23.911582	18.56	‡	0.00
JNL/American Funds Growth-Income Fund - Class I
12/31/2021	5,535	137	0.00	39.173843	23.21		0.65	40.333558	23.51		0.40
12/31/2020	3,252	99	0.00	31.795542	12.72		0.65	32.655090	13.01		0.40
12/31/2019	1,573	55	0.00	28.206779	25.22		0.65	28.896977	25.53		0.40
12/31/2018+	600	25	0.00	22.526657	(3.87	)‡	0.65	23.020233	(9.89	)‡	0.40
JNL/American Funds International Fund - Class A
12/31/2021	103,885	6,279	0.00	14.425179	(4.33)		2.60	19.524271	(1.82)		0.00
12/31/2020	105,766	6,203	0.00	15.078742	10.65		2.60	19.886037	13.56		0.00
12/31/2019	104,569	6,872	0.00	13.627658	19.31		2.60	17.511911	22.45		0.00
12/31/2018	92,421	7,330	0.88	11.421698	(15.76)		2.60	14.301205	(13.53)		0.00
12/31/2017	102,065	6,906	0.70	13.558378	28.27		2.60	16.539298	26.87	‡	0.00
JNL/American Funds International Fund - Class I
12/31/2021	444	24	0.00	18.092265	(5.52	)‡	0.90	19.179451	(2.33	)‡	0.40
12/31/2020	340	18	0.00	19.047295	13.19		0.65	20.117462	13.42		0.45
12/31/2019	275	16	0.00	16.827274	22.01		0.65	17.737188	22.26		0.45
12/31/2018+	225	16	2.91	13.791186	(1.64	)‡	0.65	14.507635	(14.78	)‡	0.45
JNL/American Funds Moderate Growth Allocation Fund - Class A
12/31/2021	172,640	8,736	0.00	15.108317	5.44		4.20	22.682125	9.96		0.00
12/31/2020	163,117	8,959	0.00	14.329284	12.49		4.20	20.627709	17.32		0.00
12/31/2019	147,102	9,353	0.00	12.737887	3.87	‡	4.20	17.582562	18.65		0.00
12/31/2018	121,943	9,076	0.00	12.292972	(6.82	)‡	2.80	14.818989	(4.57)		0.00
12/31/2017	119,720	8,393	0.00	13.537405	10.15	‡	2.42	15.528133	10.05	‡	0.00
JNL/American Funds Moderate Growth Allocation Fund - Class I
12/31/2021	1,471	67	0.00	21.734835	9.55		0.65	22.267041	6.25	‡	0.40
12/31/2020	854	43	0.00	19.840854	1.30	‡	0.65	19.688250	17.14		0.45
12/31/2019	56	3	0.00	16.807533	18.46		0.45	16.807533	18.46		0.45
12/31/2018+	—	—	0.00	14.188945	(5.03	)‡	0.45	14.188945	(5.03	)‡	0.45

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/American Funds Growth Fund - Class I - April 30, 2018; JNL/American Funds Growth-Income Fund - Class I - April 30, 2018; JNL/American Funds International Fund - Class I - April 30, 2018; JNL/American Funds Moderate Growth Allocation Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/American Funds New World Fund - Class A
12/31/2021	99,269	5,492	0.00	11.301153	(1.13)		5.50	21.471421	4.46		0.00
12/31/2020	92,284	5,268	0.00	11.430569	16.47		5.50	20.555056	49.92	‡	0.00
12/31/2019	78,394	5,436	0.00	9.814195	21.80		5.50	16.226364	28.30		0.30
12/31/2018	60,970	5,366	0.55	8.057669	(17.52	)‡	5.50	12.647117	(14.67)		0.30
12/31/2017	65,835	4,889	0.32	11.378199	11.53	‡	3.75	14.821712	24.52	‡	0.30
JNL/American Funds New World Fund - Class I
12/31/2021	783	37	0.00	20.485249	4.10		0.65	21.091399	2.38	‡	0.40
12/31/2020	632	31	0.00	19.679144	22.64		0.65	20.784458	22.89		0.45
12/31/2019	300	18	0.00	16.046173	14.37	‡	0.65	16.913545	28.42		0.45
12/31/2018+	56	4	1.64	13.170323	(14.49	)‡	0.45	13.170323	(14.49	)‡	0.45
JNL/American Funds Washington Mutual Investors Fund - Class A
12/31/2021	280,940	9,337	0.00	26.966013	24.22		2.46	35.926057	27.31	‡	0.00
12/31/2020	232,525	9,708	0.00	21.708818	5.78		2.46	27.330046	8.09		0.30
12/31/2019	239,318	10,667	0.00	20.521790	18.02		2.46	25.283736	20.60		0.30
12/31/2018	219,020	11,636	0.00	17.387785	(11.22)		2.46	20.964812	(9.27)		0.30
12/31/2017	248,290	11,830	0.00	19.585142	13.78		2.46	23.106933	14.17	‡	0.30
JNL/American Funds Washington Mutual Investors Fund - Class I
12/31/2021	1,126	32	0.00	33.270710	26.56		0.90	35.270583	27.19		0.40
12/31/2020	1,066	38	0.00	26.289069	7.74		0.90	27.730258	0.97	‡	0.40
12/31/2019	519	20	0.00	24.399629	7.63	‡	0.90	26.348347	20.82		0.45
12/31/2018+	122	6	0.00	21.808438	(6.23	)‡	0.45	21.808438	(6.23	)‡	0.45
JNL/AQR Large Cap Defensive Style Fund - Class A
12/31/2021	41,826	2,975	0.00	13.768132	19.22		2.30	14.589997	21.99		0.00
12/31/2020	5,789	494	0.00	11.548805	9.23		2.30	11.960000	11.78		0.00
12/31/2019+	2,946	278	0.00	10.572458	5.04	‡	2.30	10.700000	7.00	‡	0.00
JNL/AQR Large Cap Defensive Style Fund - Class I
12/31/2021	50	3	0.00	14.460791	4.17	‡	0.65	14.552379	24.68	‡	0.40
12/31/2020	29	2	0.00	11.928123	11.63		0.45	11.928123	11.63		0.45
12/31/2019+	—	—	0.00	10.684941	6.85	‡	0.45	10.684941	6.85	‡	0.45
JNL/Baillie Gifford International Growth Fund - Class A
12/31/2021	94,547	5,796	0.00	15.690229	(9.11)		2.32	17.080058	(6.97)		0.00
12/31/2020	97,028	5,462	0.00	17.261956	53.06		2.32	18.360048	56.66		0.00
12/31/2019	50,048	4,352	0.00	11.277712	27.52		2.32	11.720039	30.51		0.00
12/31/2018	31,842	3,559	0.00	8.843939	(18.04	)‡	2.32	8.980031	(13.15)		0.00
12/31/2017+	5,081	486	0.00	10.427752	2.46	‡	2.17	10.340000	4.87	‡	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/American Funds New World Fund - Class I - April 30, 2018; JNL/American Funds Washington Mutual Investors Fund - Class I - April 30, 2018; JNL/AQR Large Cap Defensive Style Fund - Class A - June 24, 2019; JNL/AQR Large Cap Defensive Style Fund - Class I - June 24, 2019; JNL/Baillie Gifford International Growth Fund - Class A - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Baillie Gifford International Growth Fund - Class I
12/31/2021	1,649	97	0.00	16.875010	(7.53)		0.90	17.238817	(7.06)		0.40
12/31/2020	1,612	88	0.00	18.248759	55.76		0.90	18.549189	52.92	‡	0.40
12/31/2019	161	14	0.00	11.716031	29.68		0.90	11.670376	30.27		0.45
12/31/2018+	134	15	0.00	9.034424	(3.07	)‡	0.90	8.958846	(15.65	)‡	0.45
JNL/Baillie Gifford U.S. Equity Growth Fund - Class A
12/31/2021+	1,604	182	0.00	8.807601	(13.96	)‡	1.20	8.880000	(11.20	)‡	0.00
JNL/BlackRock Advantage International Fund - Class A
12/31/2021	5,264	427	0.90	12.176916	0.89	‡	1.90	12.774953	12.98		0.00
12/31/2020	967	87	0.56	11.010761	4.97	‡	1.75	11.307697	6.82		0.00
12/31/2019+	97	9	1.22	10.494789	11.30	‡	1.65	10.585402	5.85	‡	0.00
JNL/BlackRock Advantage International Fund - Class I
12/31/2021	39	3	0.64	12.729621	12.79		0.45	12.745909	11.14	‡	0.40
12/31/2020	36	3	0.76	11.286305	6.71		0.45	11.286305	6.71		0.45
12/31/2019+	7	1	2.29	10.577025	5.77	‡	0.45	10.577025	5.77	‡	0.45
JNL/BlackRock Global Allocation Fund - Class A
12/31/2021	184,379	10,486	0.00	15.440094	4.59		2.56	20.578955	7.30		0.00
12/31/2020	184,148	11,091	0.00	14.762765	15.93		2.56	19.178863	18.94		0.00
12/31/2019	175,605	12,403	0.00	12.734106	14.73		2.56	16.125218	17.71		0.00
12/31/2018	165,827	13,603	0.70	11.098800	(9.97)		2.56	13.699175	(7.62)		0.00
12/31/2017	190,065	14,207	1.58	12.327659	10.96		2.56	14.829178	12.14	‡	0.00
JNL/BlackRock Global Allocation Fund - Class I
12/31/2021	133	7	0.00	19.649532	6.99		0.65	20.208759	6.73	‡	0.40
12/31/2020	97	6	0.00	18.364999	18.46		0.65	19.340897	18.70		0.45
12/31/2019	82	6	0.00	15.503390	10.00	‡	0.65	16.294561	17.55		0.45
12/31/2018+	10	1	0.00	13.862154	(6.73	)‡	0.45	13.862154	(6.73	)‡	0.45
JNL/BlackRock Global Natural Resources Fund - Class A
12/31/2021	59,655	5,772	0.00	8.025216	26.65		3.06	12.683225	30.59		0.00
12/31/2020	46,862	5,853	0.00	6.336397	1.15		3.06	9.712378	4.29		0.00
12/31/2019	39,911	5,168	0.00	6.264276	11.33		3.06	9.312459	14.79		0.00
12/31/2018	38,329	5,618	1.93	5.626800	(19.77)		3.06	8.112624	(17.27)		0.00
12/31/2017	50,474	6,047	0.92	7.013664	(5.82)		3.06	9.805772	(3.22	)‡	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Baillie Gifford International Growth Fund - Class I - April 30, 2018; JNL/Baillie Gifford U.S. Equity Growth Fund - Class A - April 26, 2021; JNL/BlackRock Advantage International Fund - Class A - June 24, 2019; JNL/BlackRock Advantage International Fund - Class I - June 24, 2019; JNL/BlackRock Global Allocation Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/BlackRock Global Natural Resources Fund - Class I
12/31/2021	55	5	0.00	11.888426	(0.39	)‡	0.65	12.341663	18.09	‡	0.40
12/31/2020	0	0	0.00	9.403735	4.15		0.45	9.403735	4.15		0.45
12/31/2019	—	—	0.00	9.029379	8.32	‡	0.45	9.029379	8.32	‡	0.45
12/31/2018+	—	—	0.00	0.000000	0.00	‡	0.00	0.000000	0.00	‡	0.00
JNL/BlackRock Large Cap Select Growth Fund - Class A
12/31/2021	392,192	3,349	0.00	79.426966	16.95		2.95	174.288237	20.45		0.00
12/31/2020	342,588	3,485	0.00	67.916317	34.40		2.95	144.697825	41.12	‡	0.00
12/31/2019	235,864	3,296	0.00	50.532403	28.46		2.95	97.078302	31.90		0.30
12/31/2018	168,776	3,097	0.00	39.337835	(1.09)		2.95	73.597577	1.58	‡	0.30
12/31/2017	147,933	2,748	0.00	39.772544	29.75		2.95	68.467040	5.43	‡	0.55
JNL/BlackRock Large Cap Select Growth Fund - Class I
12/31/2021	3,274	19	0.00	156.760571	20.02		0.65	167.559082	20.32		0.40
12/31/2020	2,333	16	0.00	130.609905	37.95		0.65	139.258459	38.29		0.40
12/31/2019	758	7	0.00	94.679703	28.70	‡	0.65	100.697030	32.20		0.40
12/31/2018+	192	2	0.00	83.249802	(5.56	)‡	0.45	76.169026	(12.07	)‡	0.40
JNL/Causeway International Value Select Fund - Class A
12/31/2021	45,963	2,675	1.32	10.136400	4.59		3.67	24.312772	8.50		0.00
12/31/2020	42,356	2,645	4.76	9.691792	2.08		3.67	22.408637	5.89		0.00
12/31/2019	41,381	2,697	2.87	9.494478	14.69		3.67	21.161334	18.97		0.00
12/31/2018	38,422	2,944	1.61	8.278617	(20.50)		3.67	17.786489	(17.51)		0.00
12/31/2017	43,675	2,724	1.05	10.413248	23.85		3.67	21.562141	23.61	‡	0.00
JNL/Causeway International Value Select Fund - Class I
12/31/2021	190	8	2.36	25.129735	8.28		0.45	23.285738	4.84	‡	0.40
12/31/2020	48	2	3.66	23.209000	5.75		0.45	23.209000	5.75		0.45
12/31/2019	58	3	3.72	21.946289	18.76		0.45	21.946289	18.76		0.45
12/31/2018+	4	0	0.00	18.479208	(16.51	)‡	0.45	18.479208	(16.51	)‡	0.45
JNL/ClearBridge Large Cap Growth Fund - Class A
12/31/2021	61,255	2,880	0.00	20.303137	18.23		2.46	22.547822	21.17		0.00
12/31/2020	47,829	2,690	0.00	17.173029	27.33		2.46	18.608217	30.50		0.00
12/31/2019	28,922	2,093	0.00	13.486651	28.47		2.46	14.258641	31.66		0.00
12/31/2018	6,289	591	0.00	10.497771	(2.62)		2.46	10.829991	(0.18)		0.00
12/31/2017+	572	53	0.00	10.780684	(0.99	)‡	2.46	10.850000	8.50	‡	0.00
JNL/ClearBridge Large Cap Growth Fund - Class I
12/31/2021	1,205	54	0.00	22.206057	20.78		0.65	22.443750	21.08		0.40
12/31/2020	650	35	0.00	18.385863	30.11		0.65	18.536271	30.44		0.40
12/31/2019	358	25	0.00	14.130593	31.07		0.65	14.210628	31.40		0.40
12/31/2018+	152	14	0.00	10.780966	(3.06	)‡	0.65	10.815106	(13.09	)‡	0.40

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/BlackRock Global Natural Resources Fund - Class I - August 13, 2018; JNL/BlackRock Large Cap Select Growth Fund - Class I - April 30, 2018; JNL/Causeway International Value Select Fund - Class I - April 30, 2018; JNL/ClearBridge Large Cap Growth Fund - Class A - September 25, 2017; JNL/ClearBridge Large Cap Growth Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/DFA International Core Equity Fund - Class A
12/31/2021	7,135	572	2.11	12.250928	(1.48	)‡	2.00	12.885069	11.33		0.00
12/31/2020	1,714	151	0.76	11.243303	6.81	‡	1.90	11.573398	6.96		0.00
12/31/2019+	762	71	0.00	10.727453	11.21	‡	1.65	10.820000	8.20	‡	0.00
JNL/DFA International Core Equity Fund - Class I
12/31/2021	573	45	3.28	12.698518	2.42	‡	0.90	12.859753	8.62	‡	0.40
12/31/2020	74	6	5.28	11.557285	6.87		0.45	11.557285	6.87		0.45
12/31/2019+	—	—	0.00	10.814640	8.15	‡	0.45	10.814640	8.15	‡	0.45
JNL/DFA U.S. Core Equity Fund - Class A
12/31/2021	83,269	1,466	0.00	33.968087	22.58		3.45	81.195190	26.88		0.00
12/31/2020	68,884	1,519	0.00	27.710359	11.93		3.45	63.994011	15.85		0.00
12/31/2019	70,508	1,773	0.00	24.757122	25.16		3.45	55.237664	29.55		0.00
12/31/2018	55,419	1,781	0.92	19.780636	(10.89)		3.45	42.639600	(7.75)		0.00
12/31/2017	62,241	1,831	0.89	22.199175	16.17		3.45	46.223769	18.81	‡	0.00
JNL/DFA U.S. Core Equity Fund - Class I
12/31/2021	374	5	0.00	72.989318	26.50		0.65	77.755292	21.08	‡	0.40
12/31/2020	173	3	0.00	57.697765	15.55		0.65	66.586587	15.78		0.45
12/31/2019	132	2	0.00	49.933233	29.15		0.65	57.510538	29.41		0.45
12/31/2018+	24	1	0.00	38.662883	(1.68	)‡	0.65	44.440987	(7.29	)‡	0.45
JNL/DFA U.S. Small Cap Fund - Class A
12/31/2021	35,942	1,374	0.00	24.132662	24.62		2.25	29.755978	27.46		0.00
12/31/2020	15,870	757	0.00	19.364631	10.66		2.25	23.345849	13.18		0.00
12/31/2019	9,695	512	0.49	17.498801	12.36	‡	2.25	20.627155	21.36		0.00
12/31/2018	5,251	330	0.40	15.171723	(19.93	)‡	1.80	16.996642	(13.68)		0.00
12/31/2017	3,955	212	0.22	18.427749	8.79		1.25	19.689788	12.47	‡	0.00
JNL/DFA U.S. Small Cap Fund - Class I
12/31/2021	1,777	72	0.00	28.649645	6.55	‡	0.65	29.324813	27.50		0.40
12/31/2020	1,052	52	0.00	12.201795	13.03		0.45	23.000300	14.07	‡	0.40
12/31/2019	22	2	1.52	10.794894	21.26		0.45	10.794894	21.26		0.45
12/31/2018+	5	1	1.55	8.902580	(12.70	)‡	0.45	8.902580	(12.70	)‡	0.45
JNL/DoubleLine Core Fixed Income Fund - Class A
12/31/2021	183,133	8,312	0.00	8.331673	(5.76)		5.50	30.930218	(0.43)		0.00
12/31/2020	191,900	8,577	0.00	8.841125	(0.54)		5.50	31.064881	5.09		0.00
12/31/2019	202,863	9,405	2.65	8.888847	2.04		5.50	29.561036	7.81		0.00
12/31/2018	205,261	10,152	1.00	8.710993	(2.70	)‡	5.50	27.419048	(0.45)		0.00
12/31/2017	230,203	11,211	0.34	12.458107	1.27		4.00	27.541919	4.97	‡	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/DFA International Core Equity Fund - Class A - June 24, 2019; JNL/DFA International Core Equity Fund - Class I - June 24, 2019; JNL/DFA U.S. Core Equity Fund - Class I - April 30, 2018; JNL/DFA U.S. Small Cap Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/DoubleLine Core Fixed Income Fund - Class I
12/31/2021	1,412	47	0.00	27.892366	(0.78)		0.65	29.605447	0.54	‡	0.40
12/31/2020	835	28	0.00	28.111746	4.65		0.65	32.136726	4.86		0.45
12/31/2019	268	10	4.63	26.861458	1.37	‡	0.65	30.646072	7.75		0.45
12/31/2018+	42	1	3.67	28.443038	0.84	‡	0.45	28.443038	0.84	‡	0.45
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
12/31/2021	11,564	985	0.00	11.095122	(1.55)		2.30	12.648119	0.74		0.00
12/31/2020	10,837	918	0.00	11.270070	15.33	‡	2.30	12.555498	3.04		0.00
12/31/2019	2,299	197	0.00	11.215343	1.52	‡	2.25	12.185008	11.38		0.00
12/31/2018	1,234	116	0.00	10.423412	(0.62	)‡	1.80	10.939750	(2.81)		0.00
12/31/2017	748	68	0.70	11.021847	5.97		1.25	11.255478	6.59	‡	0.00
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I
12/31/2021	52	5	0.00	12.406359	0.54		0.45	12.524472	0.65	‡	0.40
12/31/2020	47	5	0.00	12.339541	2.88		0.45	12.339541	2.88		0.45
12/31/2019	56	6	0.00	11.994600	11.17		0.45	11.994600	11.17		0.45
12/31/2018+	38	4	11.04	10.789115	(0.57	)‡	0.45	10.789115	(0.57	)‡	0.45
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A
12/31/2021	150,268	5,658	0.00	25.030202	21.16		2.32	28.942835	24.01		0.00
12/31/2020	106,106	4,891	0.00	20.658399	12.54		2.32	23.339820	15.18		0.00
12/31/2019	87,980	4,609	0.00	18.356624	30.59		2.32	20.263654	33.66		0.00
12/31/2018	45,992	3,176	0.88	14.056658	(6.71)		2.32	15.161123	(4.51)		0.00
12/31/2017	33,519	2,177	0.00	15.067825	6.75	‡	2.32	15.877021	18.56	‡	0.00
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I
12/31/2021	1,822	66	0.00	28.226271	23.58		0.65	28.671103	23.89		0.40
12/31/2020	972	44	0.00	22.839682	14.78		0.65	23.141704	1.62	‡	0.40
12/31/2019	448	24	0.00	19.898757	17.41	‡	0.65	19.028092	33.48		0.45
12/31/2018+	56	4	2.54	14.255233	(4.20	)‡	0.45	14.255233	(4.20	)‡	0.45
JNL/DoubleLine Total Return Fund - Class A
12/31/2021	92,246	8,129	0.00	10.307562	(2.85)		2.46	12.639544	(0.43)		0.00
12/31/2020	97,467	8,447	0.00	10.610122	0.17		2.46	12.694405	2.66		0.00
12/31/2019	98,725	8,671	0.00	10.592416	3.06		2.46	12.365246	5.62		0.00
12/31/2018	91,579	8,392	3.58	10.278266	(0.68)		2.46	11.706944	1.80		0.00
12/31/2017	76,368	7,026	2.84	10.349047	1.54		2.46	11.499566	4.06	‡	0.00
JNL/DoubleLine Total Return Fund - Class I
12/31/2021	873	73	0.00	12.195817	(0.82)		0.65	12.382301	0.09	‡	0.40
12/31/2020	314	26	0.00	12.296496	2.25		0.65	11.910340	2.46		0.45
12/31/2019	217	18	0.00	12.025504	4.84	‡	0.65	11.624579	5.53		0.45
12/31/2018+	43	4	10.27	11.015670	2.56	‡	0.45	11.015670	2.56	‡	0.45

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/DoubleLine Core Fixed Income Fund - Class I - April 30, 2018; JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I - April 30, 2018; JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I - April 30, 2018; JNL/DoubleLine Total Return Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A
12/31/2021	67,448	2,392	0.00	17.297725	(3.92)	3.30	41.663613	(0.69)		0.00
12/31/2020	67,548	2,349	0.00	18.002541	4.89	3.30	41.953616	6.46	‡	0.00
12/31/2019	58,076	2,182	1.76	17.163194	5.68	3.30	35.940973	8.90		0.30
12/31/2018	55,159	2,236	2.46	16.240550	(4.80)	3.30	33.003716	(1.89)		0.30
12/31/2017	65,292	2,568	2.05	17.059743	(0.31)	3.30	33.638281	2.56	‡	0.30
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I
12/31/2021	68	2	0.00	37.109449	(1.02)	0.65	39.665271	(0.77)		0.40
12/31/2020	2,114	53	0.00	37.492366	7.96	0.65	39.974527	7.62	‡	0.40
12/31/2019	29	1	1.90	34.729233	7.37 ‡	0.65	40.349543	9.07		0.45
12/31/2018+	—	—	0.00	36.994925	0.70 ‡	0.45	36.994925	0.70	‡	0.45
JNL/First Sentier Global Infrastructure Fund - Class A
12/31/2021	63,374	3,442	0.00	16.568328	10.21	2.46	21.219206	12.95		0.00
12/31/2020	58,081	3,516	0.00	15.033621	(6.02)	2.46	18.785808	(3.68)		0.00
12/31/2019	67,991	3,906	0.00	15.996818	23.84	2.46	19.503654	26.92		0.00
12/31/2018	61,569	4,428	3.09	12.917768	(8.68)	2.46	15.367090	(6.40)		0.00
12/31/2017	73,462	4,876	1.84	14.146369	7.24	2.46	16.417453	8.64	‡	0.00
JNL/First Sentier Global Infrastructure Fund - Class I
12/31/2021	30	1	0.00	21.323786	12.82	0.45	20.879363	15.68	‡	0.40
12/31/2020	21	1	0.00	18.901408	(3.84)	0.45	18.901408	(3.84)		0.45
12/31/2019	12	1	0.00	19.655448	26.67	0.45	19.655448	26.67		0.45
12/31/2018+	—	—	0.00	15.516892	(5.30)‡	0.45	15.516892	(5.30	)‡	0.45
JNL/Franklin Templeton Global Multisector Bond Fund - Class A
12/31/2021	33,729	3,367	0.00	8.841557	(6.74)	2.56	11.435850	(4.33)		0.00
12/31/2020	36,758	3,467	13.61	9.480951	(9.06)	2.56	11.952896	(6.71)		0.00
12/31/2019	42,174	3,667	9.40	10.425139	(1.60)	2.56	12.812674	0.95		0.00
12/31/2018	43,472	3,773	0.00	10.594415	(1.81)	2.56	12.691592	0.75		0.00
12/31/2017	43,426	3,748	0.00	10.790229	0.96	2.56	12.597651	4.38	‡	0.00
JNL/Franklin Templeton Global Multisector Bond Fund - Class I
12/31/2021	96	8	0.00	10.981161	(2.04)‡	0.65	11.260801	(2.51	)‡	0.40
12/31/2020	69	6	20.50	12.031368	(6.86)	0.45	12.031368	(6.86)		0.45
12/31/2019	36	3	16.47	12.917245	0.84	0.45	12.917245	0.84		0.45
12/31/2018+	15	1	0.00	12.809779	(1.21)‡	0.45	12.809779	(1.21	)‡	0.45
JNL/Franklin Templeton Growth Allocation Fund - Class A
12/31/2021	72,264	4,181	0.00	13.994606	10.66	2.92	21.658673	13.94	‡	0.00
12/31/2020	70,114	4,559	0.00	12.646283	8.08	2.92	18.228838	10.95		0.30
12/31/2019	72,169	5,139	0.00	11.700840	14.32	2.92	16.429867	17.35		0.30
12/31/2018	72,264	5,972	0.00	10.235163	(12.07)	2.92	14.000143	(9.72)		0.30
12/31/2017	88,605	6,533	0.00	11.639981	8.55	2.92	15.507721	9.95	‡	0.30

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I - April 30, 2018; JNL/First Sentier Global Infrastructure Fund - Class I - April 30, 2018; JNL/Franklin Templeton Global Multisector Bond Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Franklin Templeton Growth Allocation Fund - Class I
12/31/2021	123	6	0.00	20.196697	13.55		0.65	20.659369	13.22	‡	0.40
12/31/2020	106	6	0.00	17.787357	10.88		0.65	16.486460	11.11		0.45
12/31/2019	101	7	0.00	16.041309	8.62	‡	0.65	14.838413	17.50		0.45
12/31/2018+	—	—	0.00	12.628305	(8.71	)‡	0.45	12.628305	(8.71	)‡	0.45
JNL/Franklin Templeton Income Fund - Class A
12/31/2021	142,949	7,509	0.00	14.726643	11.30		3.06	23.786990	14.75		0.00
12/31/2020	136,669	8,133	0.00	13.232003	(2.17)		3.06	20.728601	0.87		0.00
12/31/2019	151,042	8,943	0.00	13.526021	12.59		3.06	20.550597	16.09		0.00
12/31/2018	143,553	9,744	4.41	12.013610	(7.21)		3.06	17.702639	(4.31)		0.00
12/31/2017	164,243	10,530	3.81	12.946994	6.63		3.06	18.499963	9.06	‡	0.00
JNL/Franklin Templeton Income Fund - Class I
12/31/2021	250	11	0.00	22.270674	14.44		0.65	23.160671	12.52	‡	0.40
12/31/2020	214	11	0.00	19.459803	0.50		0.65	21.093908	0.70		0.45
12/31/2019	143	7	0.00	19.363927	6.95	‡	0.65	20.948050	15.82		0.45
12/31/2018+	5	0	6.11	18.086937	(3.40	)‡	0.45	18.086937	(3.40	)‡	0.45
JNL/Goldman Sachs 4 Fund - Class A
12/31/2021	514,277	14,092	0.00	29.332418	31.54		2.95	44.436221	35.48		0.00
12/31/2020	433,597	15,890	0.00	22.298981	1.48		2.95	32.799105	4.52		0.00
12/31/2019	498,391	18,848	0.00	21.974472	21.40		2.95	31.382190	25.04		0.00
12/31/2018	430,430	20,089	0.00	18.100244	(9.01)		2.95	25.097842	(6.27)		0.00
12/31/2017	511,544	22,079	0.00	19.892760	12.03		2.95	26.777310	14.21	‡	0.00
JNL/Goldman Sachs 4 Fund - Class I
12/31/2021	1,409	42	0.00	41.634247	17.29	‡	0.65	42.547273	26.65	‡	0.40
12/31/2020	609	24	0.00	24.881760	4.39		0.45	24.881760	4.39		0.45
12/31/2019	899	38	0.00	23.835832	24.85		0.45	23.835832	24.85		0.45
12/31/2018+	22	1	0.00	19.090995	(5.75	)‡	0.45	19.090995	(5.75	)‡	0.45
JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A
12/31/2021	200,140	5,051	0.00	24.869809	12.36		3.47	52.777156	15.97		0.30
12/31/2020	188,424	5,459	0.00	22.134849	16.00		3.47	45.507409	19.74		0.30
12/31/2019	166,565	5,716	0.00	19.081297	22.46		3.47	38.005439	26.41		0.30
12/31/2018	138,446	5,951	0.00	15.581462	(9.91)		3.47	30.066181	(6.99)		0.30
12/31/2017	157,774	6,250	0.00	17.294992	19.06		3.47	32.325636	20.37	‡	0.30
JNL/Goldman Sachs Managed Aggressive Growth Fund - Class I
12/31/2021	1,462	33	0.00	50.541557	15.94		0.65	53.632148	11.25	‡	0.40
12/31/2020	1,119	30	0.00	43.592110	19.67		0.65	31.395277	19.91		0.45
12/31/2019	730	22	0.00	36.425940	26.34		0.65	26.181735	26.59		0.45
12/31/2018+	501	18	0.00	28.831784	(12.14	)‡	0.65	20.681900	(7.96	)‡	0.45

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Franklin Templeton Growth Allocation Fund - Class I - April 30, 2018; JNL/Franklin Templeton Income Fund - Class I - April 30, 2018; JNL/Goldman Sachs 4 Fund - Class I - April 30, 2018; JNL/Goldman Sachs Managed Aggressive Growth Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Goldman Sachs Managed Conservative Fund - Class A
12/31/2021	90,845	5,501	0.00	12.944360	0.74		2.92	20.335427	3.41		0.30
12/31/2020	98,157	6,080	0.00	12.849313	5.66		2.92	19.664089	8.47		0.30
12/31/2019	102,028	6,784	0.00	12.160971	7.86		2.92	18.129383	10.73		0.30
12/31/2018	105,694	7,699	0.00	11.274347	(5.14)		2.92	16.372967	(2.60)		0.30
12/31/2017	126,822	8,895	0.00	11.884826	3.78		2.92	16.810754	5.96	‡	0.30
JNL/Goldman Sachs Managed Conservative Fund - Class I
12/31/2021	—	—	0.00	16.294187	3.67		0.45	16.294187	3.67		0.45
12/31/2020	—	—	0.00	15.717293	8.61		0.45	15.717293	8.61		0.45
12/31/2019	—	—	0.00	14.471676	10.85		0.45	14.471676	10.85		0.45
12/31/2018+	—	—	0.00	13.055402	(1.87	)‡	0.45	13.055402	(1.87	)‡	0.45
JNL/Goldman Sachs Managed Growth Fund - Class A
12/31/2021	433,512	11,565	0.00	19.736587	9.76		4.20	49.828851	14.12		0.30
12/31/2020	425,116	12,819	0.00	17.982012	13.83		4.20	43.662502	18.36		0.30
12/31/2019	396,992	14,017	0.00	15.797221	4.41	‡	4.20	36.890330	24.04		0.30
12/31/2018	355,205	15,386	0.00	14.787047	(9.35)		3.67	29.741759	(6.22)		0.30
12/31/2017	397,279	15,972	0.00	16.311581	16.70		3.67	31.715000	18.51	‡	0.30
JNL/Goldman Sachs Managed Growth Fund - Class I
12/31/2021	782	26	0.00	29.793113	14.30		0.45	29.793113	14.30		0.45
12/31/2020	364	14	0.00	26.064610	18.50		0.45	26.064610	18.50		0.45
12/31/2019	—	—	0.00	21.995022	24.20		0.45	21.995022	24.20		0.45
12/31/2018+	—	—	0.00	17.709185	(7.08	)‡	0.45	17.709185	(7.08	)‡	0.45
JNL/Goldman Sachs Managed Moderate Fund - Class A
12/31/2021	235,900	11,236	0.00	13.146773	2.37		4.20	25.763040	6.44		0.30
12/31/2020	248,561	12,450	0.00	12.842540	7.70		4.20	24.204181	11.99		0.30
12/31/2019	259,024	14,372	0.00	11.923857	4.39	‡	4.20	21.613133	14.56		0.30
12/31/2018	253,895	15,978	0.00	12.735227	(6.36)		3.06	18.867013	(3.73)		0.30
12/31/2017	291,602	17,470	0.00	13.600323	7.83		3.06	19.597145	9.90	‡	0.30
JNL/Goldman Sachs Managed Moderate Fund - Class I
12/31/2021	62	3	0.00	20.394752	6.57		0.45	20.394752	6.57		0.45
12/31/2020	—	—	0.00	19.136696	12.20		0.45	19.136696	12.20		0.45
12/31/2019	—	—	0.00	17.055222	14.73		0.45	17.055222	14.73		0.45
12/31/2018+	—	—	0.00	14.865091	(3.53	)‡	0.45	14.865091	(3.53	)‡	0.45
JNL/Goldman Sachs Managed Moderate Growth Fund - Class A
12/31/2021	422,084	13,770	0.00	11.817307	4.92		5.50	40.620500	10.52		0.30
12/31/2020	438,080	15,623	0.00	11.263468	9.32		5.50	36.754770	15.15		0.30
12/31/2019	420,454	17,073	0.00	10.303277	12.75		5.50	31.917709	18.77		0.30
12/31/2018	400,495	19,126	0.00	9.138244	(8.82	)‡	5.50	26.874025	(5.19)		0.30
12/31/2017	473,768	21,223	0.00	14.346285	6.10	‡	3.75	28.344990	14.09	‡	0.30

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Goldman Sachs Managed Conservative Fund - Class I - April 30, 2018; JNL/Goldman Sachs Managed Growth Fund - Class I - April 30, 2018; JNL/Goldman Sachs Managed Moderate Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Goldman Sachs Managed Moderate Growth Fund - Class I
12/31/2021	1,147	29	0.00	38.911015	10.45		0.65	41.290099	8.69	‡	0.40
12/31/2020	121	4	0.00	35.230059	15.14		0.65	22.851756	15.37		0.45
12/31/2019	54	2	0.00	30.597259	3.76	‡	0.65	19.807037	18.93		0.45
12/31/2018+	—	—	0.00	16.654885	(5.49	)‡	0.45	16.654885	(5.49	)‡	0.45
JNL/GQG Emerging Markets Equity Fund - Class A
12/31/2021	18,141	1,365	0.00	12.763386	(4.52)		2.30	14.079518	(2.30)		0.00
12/31/2020	13,414	974	0.00	13.368006	30.09		2.30	14.410919	33.12		0.00
12/31/2019	4,249	406	0.68	10.275916	5.76	‡	2.30	10.825771	21.09		0.00
12/31/2018	766	87	0.00	8.716601	1.68	‡	2.00	8.940000	(14.94)		0.00
12/31/2017+	24	2	0.00	10.475920	3.04	‡	1.25	10.510000	5.10	‡	0.00
JNL/GQG Emerging Markets Equity Fund - Class I
12/31/2021	425	30	0.00	13.875324	(2.64)		0.65	14.023294	(9.42	)‡	0.40
12/31/2020	425	30	0.00	14.251032	32.68		0.65	14.343736	32.95		0.45
12/31/2019	11	1	0.42	10.740565	20.60		0.65	10.788882	20.83		0.45
12/31/2018+	3	0	0.00	8.906161	5.02	‡	0.65	8.928999	(13.25	)‡	0.45
JNL/Harris Oakmark Global Equity Fund - Class A
12/31/2021	36,384	2,460	0.99	13.691651	14.99		2.46	16.137922	17.85		0.00
12/31/2020	24,362	1,909	3.32	11.906925	8.55		2.46	13.693282	11.25		0.00
12/31/2019	25,228	2,172	1.56	10.969439	24.54		2.46	12.308602	27.64		0.00
12/31/2018	21,064	2,285	0.66	8.807995	(23.14)		2.46	9.643099	(21.22)		0.00
12/31/2017	29,555	2,495	0.05	11.460438	1.44	‡	2.46	12.240438	18.42	‡	0.00
JNL/Harris Oakmark Global Equity Fund - Class I
12/31/2021	310	20	1.32	15.699805	17.38		0.65	15.911004	9.47	‡	0.40
12/31/2020	203	15	6.46	13.375468	10.96		0.65	13.158709	11.18		0.45
12/31/2019	69	6	2.00	12.054306	20.98	‡	0.65	11.835236	27.35		0.45
12/31/2018+	29	3	2.41	9.293178	(18.73	)‡	0.45	9.293178	(18.73	)‡	0.45
JNL/Heitman U.S. Focused Real Estate Fund - Class A
12/31/2021	9,118	589	1.38	15.162707	41.21		2.05	16.251482	44.13		0.00
12/31/2020	2,463	226	2.17	10.737729	(6.08)		2.05	11.275262	(4.14)		0.00
12/31/2019	1,530	133	1.60	11.433291	2.36	‡	2.05	11.762031	25.26		0.00
12/31/2018+	51	5	0.00	9.330721	(1.52	)‡	1.65	9.390000	(6.10	)‡	0.00
JNL/Heitman U.S. Focused Real Estate Fund - Class I
12/31/2021	196	12	0.94	16.174911	44.00		0.45	16.202132	39.54	‡	0.40
12/31/2020	136	12	2.74	11.232721	(4.32)		0.45	11.232721	(4.32)		0.45
12/31/2019	86	7	0.88	11.739713	25.11		0.45	11.739713	25.11		0.45
12/31/2018+	72	8	0.00	9.383788	(6.16	)‡	0.45	9.383788	(6.16	)‡	0.45

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Goldman Sachs Managed Moderate Growth Fund - Class I - April 30, 2018; JNL/GQG Emerging Markets Equity Fund - Class A - September 25, 2017; JNL/GQG Emerging Markets Equity Fund - Class I - April 30, 2018; JNL/Harris Oakmark Global Equity Fund - Class I - April 30, 2018; JNL/Heitman U.S. Focused Real Estate Fund - Class A - August 13, 2018; JNL/Heitman U.S. Focused Real Estate Fund - Class I - August 13, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Invesco Diversified Dividend Fund - Class A
12/31/2021	15,194	1,135	0.00	12.976893	16.25		2.05	14.162964	18.65		0.00
12/31/2020	9,549	836	0.00	11.163384	(1.43)		2.05	11.936475	0.61		0.00
12/31/2019	7,960	692	2.52	11.325722	21.33		2.05	11.864320	23.84		0.00
12/31/2018	3,127	332	0.47	9.334579	(7.16	)‡	2.05	9.579978	(7.26)		0.00
12/31/2017+	621	60	0.00	10.281666	2.60	‡	1.80	10.330000	3.30	‡	0.00
JNL/Invesco Diversified Dividend Fund - Class I
12/31/2021	7	1	0.00	13.967538	2.78	‡	0.65	14.117403	17.07	‡	0.40
12/31/2020	3	0	0.00	11.884702	0.42		0.45	11.884702	0.42		0.45
12/31/2019	—	—	0.00	11.835475	23.72		0.45	11.835475	23.72		0.45
12/31/2018+	—	—	0.00	9.566155	(4.94	)‡	0.45	9.566155	(4.94	)‡	0.45
JNL/Invesco Global Growth Fund - Class A
12/31/2021	146,680	3,664	0.00	27.540495	11.63		3.30	51.200643	15.03		0.30
12/31/2020	142,721	4,055	0.00	24.671997	24.01		3.30	44.512139	27.78		0.30
12/31/2019	148,765	5,328	0.62	19.895558	27.02		3.30	34.833792	30.89		0.30
12/31/2018	122,287	5,672	0.65	15.663154	(16.04)		3.30	26.613069	(13.47)		0.30
12/31/2017	142,339	5,665	0.80	18.656154	31.74		3.30	30.756465	31.09	‡	0.30
JNL/Invesco Global Growth Fund - Class I
12/31/2021	588	11	0.00	47.345935	14.69		0.90	52.503191	13.99	‡	0.40
12/31/2020	380	8	0.00	41.282385	27.36		0.90	48.562836	27.93		0.45
12/31/2019	225	6	1.49	32.413792	6.41	‡	0.90	37.959080	31.14		0.45
12/31/2018+	—	—	0.00	28.946474	(13.78	)‡	0.45	28.946474	(13.78	)‡	0.45
JNL/Invesco International Growth Fund - Class A
12/31/2021	66,002	2,291	1.16	18.630039	2.99		3.06	42.097897	6.20		0.00
12/31/2020	65,031	2,371	2.08	18.088308	10.35		3.06	39.641906	13.78		0.00
12/31/2019	67,145	2,750	1.71	16.391361	24.28		3.06	34.840287	28.14		0.00
12/31/2018	60,313	3,118	1.98	13.188855	(17.65)		3.06	27.188400	(15.08)		0.00
12/31/2017	74,247	3,222	1.45	16.015970	19.49		3.06	32.015525	20.51	‡	0.00
JNL/Invesco International Growth Fund - Class I
12/31/2021	445	10	1.54	38.218304	1.92	‡	0.65	40.851842	6.06		0.40
12/31/2020	262	7	3.42	42.057696	13.63		0.45	38.518994	13.69		0.40
12/31/2019	111	3	2.01	37.011673	27.94		0.45	33.880636	28.01		0.40
12/31/2018+	88	3	5.47	28.928266	(13.47	)‡	0.45	26.467818	(11.66	)‡	0.40
JNL/Invesco Small Cap Growth Fund - Class A
12/31/2021	208,553	3,445	0.00	38.895533	3.48		3.60	80.412082	7.27		0.00
12/31/2020	206,528	3,617	0.00	37.589072	50.97		3.60	74.963130	56.51		0.00
12/31/2019	144,777	3,923	0.00	24.897644	20.01		3.60	47.897105	24.41		0.00
12/31/2018	122,126	4,060	0.00	20.746462	(12.34)		3.60	38.499898	(9.11)		0.00
12/31/2017	126,619	3,781	0.00	23.668301	20.56		3.60	42.360544	23.28	‡	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Invesco Diversified Dividend Fund - Class A - September 25, 2017; JNL/Invesco Diversified Dividend Fund - Class I - April 30, 2018; JNL/Invesco Global Growth Fund - Class I - April 30, 2018; JNL/Invesco International Growth Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Invesco Small Cap Growth Fund - Class I
12/31/2021	1,286	16	0.00	73.739698	6.90		0.65	77.555553	7.17		0.40
12/31/2020	809	11	0.00	68.979645	55.93		0.65	72.368033	8.91	‡	0.40
12/31/2019	302	6	0.00	44.238407	24.01		0.65	49.283963	24.26		0.45
12/31/2018+	108	3	0.00	35.672386	(7.36	)‡	0.65	39.661561	(12.30	)‡	0.45
JNL/JPMorgan Global Allocation Fund - Class A
12/31/2021	70,063	4,928	0.00	13.182229	6.25		2.45	15.910912	8.89		0.00
12/31/2020	71,347	5,387	0.00	12.406584	25.67	‡	2.45	14.612276	11.70		0.00
12/31/2019+	4,662	377	0.00	11.843717	4.79	‡	1.75	13.081381	17.78	‡	0.00
JNL/JPMorgan Global Allocation Fund - Class I
12/31/2021	54	3	0.00	15.416001	8.54		0.65	15.640874	7.72	‡	0.40
12/31/2020	51	4	0.00	14.203053	27.53	‡	0.65	14.548309	11.54		0.45
12/31/2019+	—	—	0.00	13.042565	5.53	‡	0.45	13.042565	5.53	‡	0.45
JNL/JPMorgan Hedged Equity Fund - Class A
12/31/2021	50,997	3,833	0.74	12.944406	9.57		2.05	13.874218	11.84		0.00
12/31/2020	32,780	2,722	0.59	11.813305	11.99		2.05	12.404947	14.31		0.00
12/31/2019	9,275	870	0.00	10.548100	8.43	‡	2.05	10.851600	13.00		0.00
12/31/2018+	592	62	0.58	9.542978	(5.06	)‡	1.65	9.603566	(3.96	)‡	0.00
JNL/JPMorgan Hedged Equity Fund - Class I
12/31/2021	371	27	0.88	13.701304	5.07	‡	0.65	13.817701	10.58	‡	0.40
12/31/2020	194	16	0.87	12.354098	14.19		0.45	12.354098	14.19		0.45
12/31/2019	49	5	0.00	10.818868	12.80		0.45	10.818868	12.80		0.45
12/31/2018+	—	—	0.00	9.590946	(4.09	)‡	0.45	9.590946	(4.09	)‡	0.45
JNL/JPMorgan MidCap Growth Fund - Class A
12/31/2021	253,742	2,367	0.00	71.530256	7.83		2.92	155.699928	11.03		0.00
12/31/2020	225,928	2,319	0.00	66.333609	43.71		2.92	140.233052	47.97		0.00
12/31/2019	135,134	2,037	0.00	46.157747	35.89		2.92	94.771883	39.92		0.00
12/31/2018	94,158	1,964	0.00	33.966471	(7.74)		2.92	67.734743	(5.00)		0.00
12/31/2017	93,417	1,841	0.00	36.817745	25.69		2.92	71.297436	26.00	‡	0.00
JNL/JPMorgan MidCap Growth Fund - Class I
12/31/2021	2,376	16	0.00	137.512573	10.63		0.65	146.983794	5.99	‡	0.40
12/31/2020	1,475	10	0.00	124.296005	47.47		0.65	144.698310	47.77		0.45
12/31/2019	251	3	0.00	84.285596	35.88	‡	0.65	97.924497	39.71		0.45
12/31/2018+	11	0	0.00	70.090394	(7.30	)‡	0.45	70.090394	(7.30	)‡	0.45

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Invesco Small Cap Growth Fund - Class I - April 30, 2018; JNL/JPMorgan Global Allocation Fund - Class A - June 24, 2019; JNL/JPMorgan Global Allocation Fund - Class I - June 24, 2019; JNL/JPMorgan Hedged Equity Fund - Class A - August 13, 2018; JNL/JPMorgan Hedged Equity Fund - Class I - August 13, 2018; JNL/JPMorgan MidCap Growth Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
12/31/2021	81,615	3,651	0.00	11.089469	(5.98)		4.00	32.180176	(2.14)		0.00
12/31/2020	94,877	4,105	0.00	11.794925	2.76		4.00	32.885191	6.95		0.00
12/31/2019	64,667	2,972	0.00	11.478273	2.28		4.00	30.747449	6.46		0.00
12/31/2018	58,328	2,819	3.13	11.222159	(3.51)		4.00	28.882557	0.45		0.00
12/31/2017	59,269	2,838	2.66	11.630467	(1.50)		4.00	28.753382	2.43	‡	0.00
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I
12/31/2021	1,417	46	0.00	28.629044	(2.47)		0.65	30.600813	(2.22)		0.40
12/31/2020	1,590	50	0.00	29.352867	6.52		0.65	31.296211	6.21	‡	0.40
12/31/2019	355	11	0.00	27.555355	4.09	‡	0.65	32.015066	6.33		0.45
12/31/2018+	10	0	0.00	30.108345	2.17	‡	0.45	30.108345	2.17	‡	0.45
JNL/JPMorgan U.S. Value Fund - Class A
12/31/2021	96,692	5,380	0.00	15.226687	24.14		2.56	22.330082	27.36		0.00
12/31/2020	51,038	3,589	0.00	12.265277	(6.22)		2.56	17.532483	29.75	‡	0.00
12/31/2019	44,052	2,936	0.00	13.078240	19.86		2.56	17.526729	22.60		0.30
12/31/2018	39,869	3,222	1.15	10.911070	(11.34)		2.56	14.295732	(9.30)		0.30
12/31/2017	49,101	3,557	2.95	12.306247	5.38		2.56	15.761278	6.48	‡	0.30
JNL/JPMorgan U.S. Value Fund - Class I
12/31/2021	652	30	0.00	20.961859	26.93		0.65	21.760702	21.43	‡	0.40
12/31/2020	75	4	0.00	16.514278	(4.20)		0.65	17.819580	(4.01)		0.45
12/31/2019	58	3	0.00	17.238112	11.05	‡	0.65	18.563490	22.88		0.45
12/31/2018+	—	—	0.00	15.107357	(8.10	)‡	0.45	15.107357	(8.10	)‡	0.45
JNL/Lazard International Strategic Equity Fund - Class A
12/31/2021	7,599	438	0.43	16.019342	(1.47	)‡	2.05	19.138599	6.42		0.00
12/31/2020	5,278	320	0.55	15.423895	6.29	‡	2.00	17.984244	13.03		0.00
12/31/2019	4,677	316	0.21	13.968943	19.56		1.95	15.911219	21.91		0.00
12/31/2018	3,737	304	0.20	11.683506	(12.20	)‡	1.95	13.051141	(10.19)		0.00
12/31/2017	3,897	281	2.22	13.707598	26.70		1.25	14.531369	25.91	‡	0.00
JNL/Lazard International Strategic Equity Fund - Class I
12/31/2021	46	2	0.74	18.431108	6.03		0.65	18.721107	6.04	‡	0.40
12/31/2020	18	1	1.50	17.382691	33.56	‡	0.65	16.392357	12.89		0.45
12/31/2019	—	—	0.00	14.520434	21.69		0.45	14.520434	21.69		0.45
12/31/2018+	—	—	0.00	11.932192	(12.03	)‡	0.45	11.932192	(12.03	)‡	0.45
JNL/Loomis Sayles Global Growth Fund - Class A
12/31/2021	30,787	1,965	0.00	15.305682	3.37		2.15	16.460787	5.61		0.00
12/31/2020	31,424	2,088	0.31	14.807335	44.25	‡	2.15	15.586240	34.85		0.00
12/31/2019	166	15	0.23	11.360124	29.13		1.25	11.558298	30.75		0.00
12/31/2018+	33	4	0.00	8.797745	(4.16	)‡	1.25	8.840000	(11.60	)‡	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I - April 30, 2018; JNL/JPMorgan U.S. Value Fund - Class I - April 30, 2018; JNL/Lazard International Strategic Equity Fund - Class I - April 30, 2018; JNL/Loomis Sayles Global Growth Fund - Class A - August 13, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Loomis Sayles Global Growth Fund - Class I
12/31/2021	83	5	0.00	16.261097	(0.44	)‡	0.65	16.399316	3.93	‡	0.40
12/31/2020+	7	0	0.32	15.540390	46.24	‡	0.45	15.540390	46.24	‡	0.45
JNL/Lord Abbett Short Duration Income Fund - Class A
12/31/2021	14,362	1,399	0.35	10.138265	(1.66)		2.00	10.484276	0.33		0.00
12/31/2020+	5,906	570	0.00	10.309261	1.88	‡	2.00	10.449999	4.50	‡	0.00
JNL/Lord Abbett Short Duration Income Fund - Class I
12/31/2021	247	24	0.39	10.427324	0.03		0.65	10.471091	0.06	‡	0.40
12/31/2020+	47	5	0.00	10.423966	3.66	‡	0.65	10.423966	3.66	‡	0.65
JNL/Mellon Bond Index Fund - Class A
12/31/2021	106,431	6,879	0.00	9.474958	(5.84)		3.82	20.308800	(2.17)		0.00
12/31/2020	98,863	6,161	0.00	10.062159	3.04		3.82	20.759044	7.05		0.00
12/31/2019	86,537	5,701	2.49	9.765694	3.89		3.82	19.392225	7.93		0.00
12/31/2018	66,793	4,700	2.15	9.400141	(4.32)		3.82	17.967179	(0.57)		0.00
12/31/2017	65,798	4,558	1.98	9.824613	(0.83)		3.82	18.070880	2.93	‡	0.00
JNL/Mellon Bond Index Fund - Class I
12/31/2021	1,135	57	0.00	18.650164	(2.42)		0.65	19.604878	0.41	‡	0.40
12/31/2020	328	17	0.00	19.113097	1.85	‡	0.65	21.306045	6.78		0.45
12/31/2019	110	6	5.35	19.953048	7.88		0.45	19.953048	7.88		0.45
12/31/2018+	—	—	0.00	18.495414	1.84	‡	0.45	18.495414	1.84	‡	0.45
JNL/Mellon Communication Services Sector Fund - Class A
12/31/2021	24,810	1,522	0.00	6.417237	9.45		5.50	22.137435	15.64		0.00
12/31/2020	18,434	1,299	0.00	5.863344	18.56		5.50	19.144175	25.26		0.00
12/31/2019	12,496	1,087	0.00	4.945635	19.65		5.50	15.283609	26.42		0.00
12/31/2018	8,980	984	3.98	4.133248	(3.38	)‡	5.50	12.089388	(5.81)		0.00
12/31/2017	11,815	1,208	3.33	6.411690	(1.89	)‡	3.75	12.834789	2.12	‡	0.00
JNL/Mellon Communication Services Sector Fund - Class I
12/31/2021	154	7	0.00	20.139619	15.23		0.65	21.305256	9.46	‡	0.40
12/31/2020	36	2	0.00	17.478204	20.96	‡	0.65	19.808141	25.16		0.45
12/31/2019	5	0	0.00	15.826072	26.34		0.45	15.826072	26.34		0.45
12/31/2018+	—	—	21.81	12.527010	0.17	‡	0.45	12.527010	0.17	‡	0.45

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Loomis Sayles Global Growth Fund - Class I - April 27, 2020; JNL/Lord Abbett Short Duration Income Fund - Class A - April 27, 2020; JNL/Lord Abbett Short Duration Income Fund - Class I - April 27, 2020; JNL/Mellon Bond Index Fund - Class I - April 30, 2018; JNL/Mellon Communication Services Sector Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Mellon Consumer Discretionary Sector Fund - Class A
12/31/2021	148,282	2,359	0.00	38.345755	18.21		3.60	86.076755	22.54		0.00
12/31/2020	128,523	2,482	0.00	32.437901	41.82		3.60	70.243842	47.01		0.00
12/31/2019	92,410	2,594	0.00	22.872411	22.40		3.60	47.780851	26.88		0.00
12/31/2018	74,258	2,613	0.67	18.686283	(4.73)		3.60	37.657471	(1.22)		0.00
12/31/2017	73,245	2,516	1.17	19.614289	17.80		3.60	38.124278	18.85	‡	0.00
JNL/Mellon Consumer Discretionary Sector Fund - Class I
12/31/2021	755	9	0.00	78.271497	22.17		0.65	82.801969	21.00	‡	0.40
12/31/2020	313	4	0.00	64.070306	46.60		0.65	72.594608	46.90		0.45
12/31/2019	117	2	0.00	43.702711	12.51	‡	0.65	49.418420	26.71		0.45
12/31/2018+	25	1	3.11	38.999746	(4.93	)‡	0.45	38.999746	(4.93	)‡	0.45
JNL/Mellon Consumer Staples Sector Fund - Class A
12/31/2021	15,555	1,054	0.00	14.117899	13.53		2.40	15.639726	16.28		0.00
12/31/2020	12,247	953	0.00	12.435896	7.81		2.40	13.449753	10.43		0.00
12/31/2019	7,677	652	0.00	11.535216	11.28	‡	2.40	12.179900	26.09		0.00
12/31/2018	2,804	295	0.00	9.426694	(10.71)		1.90	9.659979	(8.95)		0.00
12/31/2017+	557	53	0.00	10.557629	4.30	‡	1.90	10.610000	6.10	‡	0.00
JNL/Mellon Consumer Staples Sector Fund - Class I
12/31/2021	42	4	0.00	15.425868	15.95		0.65	15.591505	16.24		0.40
12/31/2020	117	10	0.00	13.304195	13.50	‡	0.65	13.413484	1.10	‡	0.40
12/31/2019	45	5	0.00	12.135631	25.82		0.45	12.135631	25.82		0.45
12/31/2018+	23	2	0.00	9.644896	1.69	‡	0.45	9.644896	1.69	‡	0.45
JNL/Mellon Dow Index Fund - Class A
12/31/2021	73,697	2,330	0.00	24.869783	17.24		2.46	43.269993	20.16		0.00
12/31/2020	55,506	2,089	0.00	21.212520	6.31		2.46	36.009998	8.96		0.00
12/31/2019	30,504	1,239	0.00	19.953750	21.46		2.46	33.049998	24.48		0.00
12/31/2018	16,029	800	0.00	16.428637	(6.36)		2.46	26.550000	(4.01)		0.00
12/31/2017+	7,846	371	0.00	17.543987	15.08	‡	2.46	27.660000	21.90	‡	0.00
JNL/Mellon Dow Index Fund - Class I
12/31/2021	1,079	26	0.00	38.915262	19.81		0.65	41.168307	20.11		0.40
12/31/2020	656	19	0.00	32.481875	30.23	‡	0.65	34.276642	7.25	‡	0.40
12/31/2019	72	2	0.00	32.982511	24.37		0.45	32.982511	24.37		0.45
12/31/2018+	—	—	0.00	26.518938	(2.35	)‡	0.45	26.518938	(2.35	)‡	0.45
JNL/Mellon Emerging Markets Index Fund - Class A
12/31/2021	83,651	6,855	0.00	10.949428	(5.85)		2.46	14.121417	(3.50)		0.00
12/31/2020	83,321	6,504	3.28	11.629725	14.26		2.46	14.634288	17.10		0.00
12/31/2019	79,886	7,209	2.04	10.178536	15.03		2.46	12.496935	17.89		0.00
12/31/2018	74,542	7,812	1.69	8.848765	(17.31)		2.46	10.600316	(15.24)		0.00
12/31/2017	86,978	7,629	0.97	10.701253	32.81		2.46	12.506282	30.86	‡	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Mellon Consumer Discretionary Sector Fund - Class I - April 30, 2018; JNL/Mellon Consumer Staples Sector Fund - Class A - September 25, 2017; JNL/Mellon Consumer Staples Sector Fund - Class I - April 30, 2018; JNL/Mellon Dow Index Fund - Class A - September 25, 2017; JNL/Mellon Dow Index Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Mellon Emerging Markets Index Fund - Class I
12/31/2021	781	56	0.00	13.195632	(4.04)		0.90	13.896183	(3.56)		0.40
12/31/2020	363	25	3.94	13.751313	16.50		0.90	14.409125	17.08	‡	0.40
12/31/2019	256	21	2.67	11.803733	12.39	‡	0.90	12.595459	17.67		0.45
12/31/2018+	16	1	6.12	10.704146	(15.76	)‡	0.45	10.704146	(15.76	)‡	0.45
JNL/Mellon Energy Sector Fund - Class A
12/31/2021	102,806	3,733	0.00	11.031990	46.41		5.50	38.057206	54.69		0.00
12/31/2020	70,924	3,939	0.00	7.534950	(37.28)		5.50	24.602344	(33.73)		0.00
12/31/2019	87,972	3,202	0.00	12.012894	2.83		5.50	37.124103	8.64		0.00
12/31/2018	81,253	3,169	2.77	11.682706	(25.40	)‡	5.50	34.170271	(20.43)		0.00
12/31/2017	110,228	3,381	2.20	21.453373	5.46	‡	3.75	42.944881	(1.87	)‡	0.00
JNL/Mellon Energy Sector Fund - Class I
12/31/2021	375	10	0.00	34.622432	54.18	‡	0.65	36.626195	21.02	‡	0.40
12/31/2020	83	3	0.00	25.447723	(33.78)		0.45	25.447723	(33.78)		0.45
12/31/2019	16	0	0.00	38.429869	8.54		0.45	38.429869	8.54		0.45
12/31/2018+	8	0	12.39	35.406504	(22.65	)‡	0.45	35.406504	(22.65	)‡	0.45
JNL/Mellon Equity Income Fund - Class A
12/31/2021	36,777	1,187	0.00	27.975221	29.75		2.30	35.133154	32.77		0.00
12/31/2020	19,371	814	0.00	21.561335	0.12		2.30	26.462238	2.45		0.00
12/31/2019	21,731	922	0.00	21.535756	9.98	‡	2.30	25.829843	28.62		0.00
12/31/2018	14,742	793	1.08	17.491908	(13.71	)‡	2.00	20.082070	(9.61)		0.00
12/31/2017	16,389	785	1.53	19.849689	6.05	‡	1.91	22.216941	14.91	‡	0.00
JNL/Mellon Equity Income Fund - Class I
12/31/2021	815	25	0.00	33.637333	32.31		0.65	34.213815	22.59	‡	0.40
12/31/2020	158	7	0.00	25.422627	26.54	‡	0.65	20.356124	2.30		0.45
12/31/2019	52	3	0.00	19.898818	28.38		0.45	19.898818	28.38		0.45
12/31/2018+	10	1	3.08	15.499712	(8.26	)‡	0.45	15.499712	(8.26	)‡	0.45
JNL/Mellon Financial Sector Fund - Class A
12/31/2021	139,413	6,147	0.00	9.066611	22.42		5.50	31.277343	29.34		0.00
12/31/2020	100,483	5,680	0.00	7.406296	(7.92)		5.50	24.182328	(2.72)		0.00
12/31/2019	115,372	6,258	0.00	8.043483	24.06		5.50	24.857267	31.08		0.00
12/31/2018	98,217	6,873	1.20	6.483462	(16.21	)‡	5.50	18.963956	(13.87)		0.00
12/31/2017	113,825	6,790	0.96	10.998874	14.76	‡	3.75	22.017463	19.91	‡	0.00
JNL/Mellon Financial Sector Fund - Class I
12/31/2021	487	16	0.00	28.457757	28.94		0.65	30.104513	22.94	‡	0.40
12/31/2020	93	4	0.00	22.069865	(3.00)		0.65	25.009996	(2.81)		0.45
12/31/2019	64	3	0.00	22.752361	15.73	‡	0.65	25.732214	30.90		0.45
12/31/2018+	29	1	3.32	19.658235	(13.09	)‡	0.45	19.658235	(13.09	)‡	0.45

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Mellon Emerging Markets Index Fund - Class I - April 30, 2018; JNL/Mellon Energy Sector Fund - Class I - April 30, 2018; JNL/Mellon Equity Income Fund - Class I - April 30, 2018; JNL/Mellon Financial Sector Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Mellon Healthcare Sector Fund - Class A
12/31/2021	380,107	7,201	0.00	32.169433	15.92		3.62	72.622386	20.20		0.00
12/31/2020	320,566	7,213	0.00	27.750413	13.34		3.62	60.419152	17.52		0.00
12/31/2019	287,925	7,520	0.00	24.483947	17.06		3.62	51.411835	21.38		0.00
12/31/2018	247,360	7,750	0.92	20.915012	1.20		3.62	42.356250	4.95		0.00
12/31/2017	240,877	7,827	0.88	20.666885	18.28		3.62	40.357668	20.49	‡	0.00
JNL/Mellon Healthcare Sector Fund - Class I
12/31/2021	805	11	0.00	62.375409	19.53		0.90	69.808158	14.73	‡	0.40
12/31/2020	556	9	0.00	52.185899	16.86		0.90	62.407410	17.39		0.45
12/31/2019	438	9	0.00	44.655194	10.45	‡	0.90	53.161474	21.29		0.45
12/31/2018+	33	1	1.40	43.830851	4.29	‡	0.45	43.830851	4.29	‡	0.45
JNL/Mellon Industrials Sector Fund - Class A
12/31/2021	17,694	1,150	0.00	14.935116	18.47		2.05	16.300228	20.92		0.00
12/31/2020	7,029	546	0.00	12.607074	11.26		2.05	13.480000	13.56		0.00
12/31/2019	3,139	273	0.00	11.331236	27.37		2.05	11.870000	30.01		0.00
12/31/2018	2,346	262	0.00	8.896139	(8.42	)‡	2.05	9.130000	(14.43)		0.00
12/31/2017+	453	43	0.00	10.621508	4.89	‡	1.75	10.670000	6.70	‡	0.00
JNL/Mellon Industrials Sector Fund - Class I
12/31/2021	66	4	0.00	16.077653	4.20	‡	0.65	16.250166	17.09	‡	0.40
12/31/2020	37	3	0.00	13.421361	13.37		0.45	13.421361	13.37		0.45
12/31/2019	43	4	0.00	11.838711	29.84		0.45	11.838711	29.84		0.45
12/31/2018+	8	1	0.00	9.117955	(10.28	)‡	0.45	9.117955	(10.28	)‡	0.45
JNL/Mellon Information Technology Sector Fund - Class A
12/31/2021	539,416	11,725	0.00	31.804983	29.14		3.10	63.864657	33.21		0.00
12/31/2020	430,133	12,301	0.00	24.627810	40.69		3.10	47.943257	45.12		0.00
12/31/2019	296,951	12,177	0.00	17.504770	43.48		3.10	33.036527	47.99		0.00
12/31/2018	202,284	12,138	0.42	12.200394	(3.80)		3.10	22.322896	(0.76)		0.00
12/31/2017	194,490	11,446	0.62	12.682697	32.16		3.10	22.493419	31.97	‡	0.00
JNL/Mellon Information Technology Sector Fund - Class I
12/31/2021	1,719	27	0.00	54.917053	32.49		0.90	61.459125	33.15		0.40
12/31/2020	1,099	23	0.00	41.450040	44.31		0.90	46.156833	2.02	‡	0.40
12/31/2019	354	11	0.00	28.723097	12.15	‡	0.90	34.195809	47.83		0.45
12/31/2018+	34	1	2.70	23.132137	(4.42	)‡	0.45	23.132137	(4.42	)‡	0.45
JNL/Mellon International Index Fund - Class A
12/31/2021	204,349	8,436	0.00	14.960708	6.33		3.82	32.070520	10.47		0.00
12/31/2020	103,912	4,693	3.48	14.070049	3.66		3.82	29.030757	7.70		0.00
12/31/2019	108,035	5,187	2.70	13.573001	16.66		3.82	26.955521	21.21		0.00
12/31/2018	94,117	5,408	3.24	11.634201	(17.16)		3.82	22.239266	(13.91)		0.00
12/31/2017	114,681	5,615	2.94	14.043753	20.36		3.82	25.833624	21.43	‡	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Mellon Healthcare Sector Fund - Class I - April 30, 2018; JNL/Mellon Industrials Sector Fund - Class A - September 25, 2017; JNL/Mellon Industrials Sector Fund - Class I - April 30, 2018; JNL/Mellon Information Technology Sector Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Mellon International Index Fund - Class I
12/31/2021	2,860	91	0.00	29.449469	10.07		0.65	30.957417	10.35		0.40
12/31/2020	772	27	4.92	26.754471	18.88	‡	0.65	28.054200	7.59		0.40
12/31/2019	390	15	3.03	27.734202	21.02		0.45	26.075174	21.08		0.40
12/31/2018+	179	8	9.44	22.916816	(14.29	)‡	0.45	21.535198	(12.60	)‡	0.40
JNL/Mellon Materials Sector Fund - Class A
12/31/2021	12,911	840	0.00	14.916729	25.78		2.05	16.280001	28.39		0.00
12/31/2020	4,959	409	0.00	11.858917	16.43		2.05	12.680000	18.84		0.00
12/31/2019	2,209	214	0.00	10.185793	3.88	‡	2.05	10.670000	22.78		0.00
12/31/2018	1,073	126	0.00	8.472751	(20.25)		2.00	8.690000	(18.63)		0.00
12/31/2017+	641	60	0.00	10.624547	3.85	‡	2.00	10.680000	6.80	‡	0.00
JNL/Mellon Materials Sector Fund - Class I
12/31/2021	118	7	0.00	16.058216	8.15	‡	0.65	16.230499	25.89	‡	0.40
12/31/2020	36	3	0.00	12.623502	18.74		0.45	12.623502	18.74		0.45
12/31/2019	8	1	0.00	10.631347	22.61		0.45	10.631347	22.61		0.45
12/31/2018+	—	—	0.00	8.670605	(14.01	)‡	0.45	8.670605	(14.01	)‡	0.45
JNL/Mellon MSCI KLD 400 Social Index Fund - Class A
12/31/2021	21,346	1,023	0.00	20.098422	27.82		2.17	22.250543	30.63		0.00
12/31/2020	13,222	815	0.00	15.723810	17.93		2.17	17.033815	20.52	‡	0.00
12/31/2019	6,292	462	0.00	13.332621	27.90		2.17	13.814116	29.60		0.85
12/31/2018	1,118	106	0.01	10.423851	(6.37)		2.17	10.658671	(7.14	)‡	0.85
12/31/2017+	706	63	1.18	11.132987	4.47	‡	2.17	11.222536	11.39	‡	1.00
JNL/Mellon MSCI KLD 400 Social Index Fund - Class I
12/31/2021	796	36	0.00	21.875630	6.77	‡	0.65	22.120822	27.38	‡	0.40
12/31/2020	255	15	0.00	16.943844	20.38		0.45	16.943844	20.38		0.45
12/31/2019	42	3	0.00	14.075186	30.66		0.45	14.075186	30.66		0.45
12/31/2018+	—	—	0.00	10.772321	(4.49	)‡	0.45	10.772321	(4.49	)‡	0.45
JNL/Mellon Nasdaq 100 Index Fund - Class A
12/31/2021	473,531	6,415	0.00	57.746837	23.17		2.82	93.904143	26.70		0.00
12/31/2020	386,476	6,549	0.00	46.882889	43.85		2.82	74.117943	47.96		0.00
12/31/2019	206,179	5,091	0.00	32.591592	34.71		2.82	50.091837	38.56		0.00
12/31/2018	139,169	4,705	0.31	24.194312	(3.42)		2.82	36.151693	(0.64)		0.00
12/31/2017	120,499	4,002	0.34	25.050105	28.43		2.82	36.384038	26.92	‡	0.00
JNL/Mellon Nasdaq 100 Index Fund - Class I
12/31/2021	3,978	49	0.00	87.290484	26.34		0.65	91.136020	19.21	‡	0.40
12/31/2020	2,153	35	0.00	69.092452	47.48		0.65	59.043511	47.78		0.45
12/31/2019	356	9	0.00	46.848102	33.72	‡	0.65	39.954455	38.39		0.45
12/31/2018+	113	4	2.36	28.871199	(3.89	)‡	0.45	28.871199	(3.89	)‡	0.45

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Mellon International Index Fund - Class I - April 30, 2018; JNL/Mellon Materials Sector Fund - Class A - September 25, 2017; JNL/Mellon Materials Sector Fund - Class I - April 30, 2018; JNL/Mellon MSCI KLD 400 Social Index Fund - Class A - April 24, 2017; JNL/Mellon MSCI KLD 400 Social Index Fund - Class I - April 30, 2018; JNL/Mellon Nasdaq 100 Index Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Mellon Real Estate Sector Fund - Class A
12/31/2021	23,556	1,537	0.00	14.755086	35.57		2.32	16.289966	38.76		0.00
12/31/2020	12,834	1,146	0.00	10.883403	(7.49)		2.32	11.739939	(5.32)		0.00
12/31/2019	11,872	989	0.00	11.765059	25.03		2.32	12.400000	27.97		0.00
12/31/2018	2,054	216	0.00	9.409619	(7.46)		2.32	9.690000	(5.28)		0.00
12/31/2017+	1,160	114	0.00	10.168484	2.52	‡	2.32	10.230000	2.30	‡	0.00
JNL/Mellon Real Estate Sector Fund - Class I
12/31/2021	963	60	0.00	16.009855	38.35		0.65	16.181346	34.35	‡	0.40
12/31/2020	203	18	0.00	11.571717	(7.43	)‡	0.65	11.647550	(5.49)		0.45
12/31/2019	90	8	0.00	12.323689	27.91		0.45	12.323689	27.91		0.45
12/31/2018+	67	7	0.00	9.634949	0.32	‡	0.45	9.634949	0.32	‡	0.45
JNL/Mellon S&P 400 MidCap Index Fund - Class A
12/31/2021	296,203	5,835	0.00	31.403894	19.48		3.82	67.317956	24.13		0.00
12/31/2020	246,217	5,950	0.00	26.283557	8.75		3.82	54.230135	12.99		0.00
12/31/2019	218,329	5,888	0.00	24.167834	20.88		3.82	47.995797	25.58		0.00
12/31/2018	176,644	5,907	0.87	19.993340	(14.93)		3.82	38.218769	(11.60)		0.00
12/31/2017	204,964	5,987	0.99	23.502232	11.34		3.82	43.233329	14.60	‡	0.00
JNL/Mellon S&P 400 MidCap Index Fund - Class I
12/31/2021	3,726	58	0.00	58.638404	3.35	‡	0.90	64.797411	24.04		0.40
12/31/2020	1,719	33	0.00	49.818196	18.92	‡	0.65	52.237977	12.89		0.40
12/31/2019	590	13	0.00	49.217958	25.31		0.45	46.273524	25.37		0.40
12/31/2018+	127	3	3.24	39.276905	(10.56	)‡	0.45	36.908745	(18.28	)‡	0.40
JNL/Mellon S&P 500 Index Fund - Class A
12/31/2021	1,125,570	26,960	0.00	18.425364	21.23		5.50	55.264909	28.09		0.00
12/31/2020	890,048	27,005	0.00	15.198096	11.48		5.50	43.145413	17.78		0.00
12/31/2019	737,887	26,076	1.49	13.633067	23.83		5.50	36.631175	30.83		0.00
12/31/2018	555,334	25,358	1.40	11.009286	(7.82	)‡	5.50	27.998118	(4.88)		0.00
12/31/2017	567,214	24,338	1.40	16.000802	16.63		3.82	29.433621	19.37	‡	0.00
JNL/Mellon Small Cap Index Fund - Class A
12/31/2021	228,896	5,200	0.00	27.247027	21.39		3.82	58.408930	26.12		0.00
12/31/2020	180,303	5,111	0.00	22.445134	6.66		3.82	46.311776	10.81		0.00
12/31/2019	173,393	5,364	0.00	21.044398	17.65		3.82	41.794075	22.23		0.00
12/31/2018	141,487	5,282	0.89	17.887619	(12.35)		3.82	34.193186	(8.92)		0.00
12/31/2017	152,687	5,131	0.85	20.408776	8.61		3.82	37.542339	14.20	‡	0.00
JNL/Mellon Small Cap Index Fund - Class I
12/31/2021	2,473	43	0.00	50.877948	25.34		0.90	56.220314	25.97		0.40
12/31/2020	1,344	30	0.00	40.591482	10.17		0.90	44.630061	10.72		0.40
12/31/2019	593	14	0.00	36.846030	21.48		0.90	40.309893	22.09		0.40
12/31/2018+	284	9	4.04	30.331315	(9.21	)‡	0.90	33.017253	(22.37	)‡	0.40

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Mellon Real Estate Sector Fund - Class A - September 25, 2017; JNL/Mellon Real Estate Sector Fund - Class I - April 30, 2018; JNL/Mellon S&P 400 MidCap Index Fund - Class I - April 30, 2018; JNL/Mellon Small Cap Index Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Mellon U.S. Stock Market Index Fund - Class A
12/31/2021	538,083	28,865	0.00	17.951126	22.49		2.31	19.780000	25.35		0.00
12/31/2020	82,764	5,484	0.00	14.655642	17.44		2.31	15.780000	20.18		0.00
12/31/2019	53,796	4,224	0.00	12.479435	27.13	‡	2.31	13.130000	30.13		0.00
12/31/2018	28,919	2,914	0.00	9.800229	(8.09)		2.46	10.090000	(5.79)		0.00
12/31/2017+	4,836	452	0.00	10.662959	0.80	‡	2.46	10.710000	7.31	‡	0.00
JNL/Mellon U.S. Stock Market Index Fund - Class I
12/31/2021	1,982	101	0.00	19.540751	24.81		0.65	19.750061	10.89	‡	0.40
12/31/2020	105	7	0.00	15.656079	19.85		0.65	15.727146	20.09		0.45
12/31/2019	88	7	0.00	13.062688	29.63		0.65	13.095750	29.89		0.45
12/31/2018+	304	30	0.00	10.077072	(8.86	)‡	0.65	10.082379	(5.52	)‡	0.45
JNL/Mellon Utilities Sector Fund - Class A
12/31/2021	19,702	995	0.00	18.453726	14.28		2.16	22.257739	16.77		0.00
12/31/2020	16,128	939	0.00	16.148431	(3.17)		2.16	19.061000	(1.05)		0.00
12/31/2019	17,702	1,005	0.79	16.676586	11.92	‡	2.16	19.263774	24.20		0.00
12/31/2018	9,573	663	2.42	13.790975	(3.14	)‡	2.07	15.510340	3.79		0.00
12/31/2017	5,003	352	2.42	14.098546	10.23		1.25	14.944341	11.62	‡	0.00
JNL/Mellon Utilities Sector Fund - Class I
12/31/2021	125	6	0.00	21.474980	16.35		0.65	21.813255	25.01	‡	0.40
12/31/2020	89	5	0.00	18.457167	1.78	‡	0.65	16.761019	(1.12)		0.45
12/31/2019	90	5	1.24	16.951442	24.14		0.45	16.951442	24.14		0.45
12/31/2018+	22	2	5.37	13.655630	4.91	‡	0.45	13.655630	4.91	‡	0.45
JNL/Mellon World Index Fund - Class A
12/31/2021	13,763	396	1.35	29.570778	18.77		2.00	46.388240	21.17		0.00
12/31/2020	9,910	341	2.00	24.896627	13.32		2.00	38.282437	15.61		0.00
12/31/2019	8,224	323	2.06	21.969424	24.75		2.00	33.112437	27.27		0.00
12/31/2018	3,811	190	4.41	17.611209	(12.91	)‡	2.00	26.018116	(8.84)		0.00
12/31/2017	771	35	0.00	20.453925	9.50	‡	1.80	28.540000	15.69	‡	0.00
JNL/Mellon World Index Fund - Class I
12/31/2021	667	15	2.82	41.757642	7.91	‡	0.65	44.175661	2.94	‡	0.40
12/31/2020	150	4	3.20	38.203911	15.50		0.45	38.203911	15.50		0.45
12/31/2019	—	—	0.00	33.075970	27.19		0.45	33.075970	27.19		0.45
12/31/2018+	—	—	0.00	26.004166	(8.64	)‡	0.45	26.004166	(8.64	)‡	0.45
JNL/MFS Mid Cap Value Fund - Class A
12/31/2021	168,543	4,960	0.00	26.034510	26.60		3.06	43.355539	30.53	‡	0.00
12/31/2020	131,353	4,988	0.00	20.564507	0.74		3.06	31.690165	3.56		0.30
12/31/2019	102,694	4,011	0.00	20.413633	26.94		3.06	30.601041	30.49		0.30
12/31/2018	89,189	4,491	0.52	16.081411	(14.35)		3.06	23.450359	(11.94)		0.30
12/31/2017	81,851	3,584	1.27	18.776022	9.63		3.06	26.629825	11.07	‡	0.30

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Mellon U.S. Stock Market Index Fund - Class A - September 25, 2017; JNL/Mellon U.S. Stock Market Index Fund - Class I - April 30, 2018; JNL/Mellon Utilities Sector Fund - Class I - April 30, 2018; JNL/Mellon World Index Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/MFS Mid Cap Value Fund - Class I
12/31/2021	703	16	0.00	40.425558	30.08		0.65	42.146322	22.79	‡	0.40
12/31/2020	218	7	0.00	31.077076	3.45		0.65	33.683573	3.66		0.45
12/31/2019	92	3	0.00	30.039459	11.61	‡	0.65	32.493753	30.77		0.45
12/31/2018+	20	1	1.57	24.847810	(11.44	)‡	0.45	24.847810	(11.44	)‡	0.45
JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A
12/31/2021+	390	33	0.00	11.967525	19.68	‡	1.25	12.070002	20.70	‡	0.00
JNL/Morningstar Wide Moat Index Fund - Class A
12/31/2021	20,819	1,231	1.31	16.349637	21.07		2.30	17.673314	23.89		0.00
12/31/2020	13,591	983	1.40	13.503929	11.57		2.30	14.265101	14.17		0.00
12/31/2019	6,482	528	0.82	12.103135	31.58		2.30	12.494531	34.64		0.00
12/31/2018+	2,762	299	0.00	9.198511	(3.72	)‡	2.30	9.280000	(7.20	)‡	0.00
JNL/Morningstar Wide Moat Index Fund - Class I
12/31/2021	116	7	0.88	17.466380	23.50		0.65	17.620718	17.51	‡	0.40
12/31/2020	172	12	2.58	14.142483	18.46	‡	0.65	14.210003	13.92		0.45
12/31/2019	14	1	0.71	12.474074	34.51		0.45	12.474074	34.51		0.45
12/31/2018+	10	1	0.00	9.273930	(7.26	)‡	0.45	9.273930	(7.26	)‡	0.45
JNL/Neuberger Berman Commodity Strategy Fund - Class A
12/31/2021	2,113	261	0.00	7.864280	28.14		1.25	8.656145	29.76		0.00
12/31/2020	1,003	161	0.00	6.137098	(4.83)		1.25	6.671117	(3.63)		0.00
12/31/2019	930	142	2.03	6.448355	10.70		1.25	6.922383	12.09		0.00
12/31/2018	666	113	0.38	5.825312	(11.68)		1.25	6.175848	(10.56)		0.00
12/31/2017	582	87	19.42	6.595344	5.07		1.25	6.904902	3.52	‡	0.00
JNL/Neuberger Berman Strategic Income Fund - Class A
12/31/2021	50,929	4,016	0.00	11.449662	0.22		2.40	14.442605	2.65		0.00
12/31/2020	45,063	3,609	0.00	11.424764	4.47		2.40	14.069298	7.01		0.00
12/31/2019	45,837	3,879	2.68	10.936100	2.83	‡	2.40	13.147670	9.35		0.00
12/31/2018	40,557	3,715	1.95	10.299613	(4.78)		2.32	12.023144	(2.54)		0.00
12/31/2017	47,868	4,214	3.06	10.816984	4.33		2.32	12.335934	6.27	‡	0.00
JNL/Neuberger Berman Strategic Income Fund - Class I
12/31/2021	257	18	0.00	13.907755	2.37		0.65	14.248062	2.60	‡	0.40
12/31/2020	169	12	0.00	13.586096	6.61		0.65	14.164429	6.82		0.45
12/31/2019	128	10	3.56	12.743610	7.71	‡	0.65	13.259549	9.11		0.45
12/31/2018+	5	0	0.00	12.152486	(1.44	)‡	0.45	12.152486	(1.44	)‡	0.45

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/MFS Mid Cap Value Fund - Class I - April 30, 2018; JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A - April 26, 2021; JNL/Morningstar Wide Moat Index Fund - Class A - August 13, 2018; JNL/Morningstar Wide Moat Index Fund - Class I - August 13, 2018; JNL/Neuberger Berman Strategic Income Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/PIMCO Income Fund - Class A
12/31/2021	52,971	4,824	0.00	10.515114	(0.34)		2.32	11.608837	1.99		0.00
12/31/2020	47,822	4,388	0.00	10.551466	2.54		2.32	11.381819	4.95		0.00
12/31/2019	35,499	3,378	3.21	10.290010	5.35		2.32	10.845461	7.82		0.00
12/31/2018	22,186	2,245	0.51	9.767433	(2.42)		2.32	10.058559	(0.11)		0.00
12/31/2017+	4,780	476	0.00	10.009319	0.10	‡	2.32	10.070000	0.70	‡	0.00
JNL/PIMCO Income Fund - Class I
12/31/2021	815	71	0.00	11.315577	0.52	‡	0.90	11.559581	1.06	‡	0.40
12/31/2020	514	45	0.00	11.258725	4.62		0.65	11.332165	4.82		0.45
12/31/2019	268	25	4.44	10.762004	7.43		0.65	10.810566	7.65		0.45
12/31/2018+	65	6	1.64	10.017361	0.26	‡	0.65	10.042769	0.70	‡	0.45
JNL/PIMCO Investment Grade Credit Bond Fund - Class A
12/31/2021	48,680	3,609	0.00	12.256508	(3.88)		2.32	15.422687	(1.62)		0.00
12/31/2020	48,125	3,461	0.00	12.751228	7.99		2.32	15.677224	10.52		0.00
12/31/2019	35,827	2,809	2.91	11.808072	11.85		2.32	14.184703	14.47		0.00
12/31/2018	18,889	1,678	2.59	10.557280	(4.80)		2.32	12.391306	(2.56)		0.00
12/31/2017	23,680	2,029	2.01	11.090074	0.01	‡	2.32	12.716528	6.50	‡	0.00
JNL/PIMCO Investment Grade Credit Bond Fund - Class I
12/31/2021	485	33	0.00	14.391244	(0.96	)‡	0.90	15.005145	1.17	‡	0.40
12/31/2020	230	16	0.00	15.058712	10.19		0.65	14.366772	10.41		0.45
12/31/2019	101	7	5.87	13.665716	3.11	‡	0.65	13.011767	14.24		0.45
12/31/2018+	—	—	0.00	11.390080	0.09	‡	0.45	11.390080	0.09	‡	0.45
JNL/PIMCO Real Return Fund - Class A
12/31/2021	113,158	6,941	0.00	12.957370	2.37		2.92	20.053055	5.40		0.00
12/31/2020	86,992	5,571	0.00	12.657977	8.25		2.92	19.025967	11.46		0.00
12/31/2019	72,825	5,128	0.00	11.692889	5.27		2.92	17.069578	8.38		0.00
12/31/2018	74,158	5,601	0.69	11.107962	(5.06)		2.92	15.749646	(2.23)		0.00
12/31/2017	79,954	5,825	0.00	11.699822	0.15		2.92	16.108944	2.47	‡	0.00
JNL/PIMCO Real Return Fund - Class I
12/31/2021	702	36	0.00	18.170050	4.52	‡	0.90	19.581979	4.91	‡	0.40
12/31/2020	196	10	0.00	17.942346	11.06		0.65	19.360297	11.28		0.45
12/31/2019	37	2	0.00	16.155927	2.43	‡	0.65	17.398145	8.22		0.45
12/31/2018+	6	0	2.49	16.076249	(1.36	)‡	0.45	16.076249	(1.36	)‡	0.45
JNL/PPM America Floating Rate Income Fund - Class A
12/31/2021	95,207	7,854	0.00	10.338759	0.86		2.81	14.083965	3.73		0.00
12/31/2020	72,156	6,089	0.00	10.250978	(2.33)		2.81	13.577427	0.46		0.00
12/31/2019	93,546	7,835	0.00	10.495155	5.21		2.81	13.515656	8.21		0.00
12/31/2018	99,824	8,938	3.27	9.975328	(3.78)		2.81	12.490245	(1.02)		0.00
12/31/2017	94,067	8,215	3.31	10.367137	0.08		2.81	12.619097	2.54	‡	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/PIMCO Income Fund - Class A - September 25, 2017; JNL/PIMCO Income Fund - Class I - April 30, 2018; JNL/PIMCO Investment Grade Credit Bond Fund - Class I - April 30, 2018; JNL/PIMCO Real Return Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/PPM America Floating Rate Income Fund - Class I
12/31/2021	210	18	0.00	13.399663	3.39		0.65	13.646200	2.51	‡	0.40
12/31/2020	132	12	0.00	12.960236	0.08		0.65	11.278741	0.28		0.45
12/31/2019	140	13	0.00	12.950480	3.41	‡	0.65	11.247737	8.11		0.45
12/31/2018+	57	5	3.09	10.404050	(2.51	)‡	0.45	10.404050	(2.51	)‡	0.45
JNL/PPM America High Yield Bond Fund - Class A
12/31/2021	112,040	4,448	0.00	16.896632	2.56		3.06	35.044699	5.75		0.00
12/31/2020	100,579	4,178	0.00	16.474488	1.94		3.06	33.139314	5.11		0.00
12/31/2019	114,190	4,924	0.00	16.160933	11.14		3.06	31.528797	14.60		0.00
12/31/2018	101,946	4,978	5.76	14.541272	(8.17)		3.06	27.513018	(5.30)		0.00
12/31/2017	120,557	5,526	5.90	15.835365	4.26		3.06	29.053405	6.23	‡	0.00
JNL/PPM America High Yield Bond Fund - Class I
12/31/2021	526	15	0.00	31.631527	5.41		0.65	33.574309	4.77	‡	0.40
12/31/2020	416	12	0.00	30.008032	4.77		0.65	34.304835	4.98		0.45
12/31/2019	158	5	0.00	28.642674	2.76	‡	0.65	32.678550	14.40		0.45
12/31/2018+	—	—	0.00	28.564449	(4.14	)‡	0.45	28.564449	(4.14	)‡	0.45
JNL/PPM America Total Return Fund - Class A
12/31/2021	59,538	3,158	0.00	16.565564	(3.41)		2.32	22.401531	(1.15)		0.00
12/31/2020	60,879	3,156	0.00	17.151245	7.33		2.32	22.661634	9.85		0.00
12/31/2019	37,311	2,096	0.00	15.979771	7.54		2.32	20.629559	10.06		0.00
12/31/2018	28,494	1,746	2.53	14.859847	(3.51)		2.32	18.743837	(1.23)		0.00
12/31/2017	25,248	1,501	2.42	15.400548	1.89		2.32	18.977948	4.10	‡	0.00
JNL/PPM America Total Return Fund - Class I
12/31/2021	213	14	0.00	21.099507	0.64	‡	0.65	21.536157	0.68	‡	0.40
12/31/2020	129	9	0.00	14.198575	9.75		0.45	14.198575	9.75		0.45
12/31/2019	77	6	0.00	12.937289	9.85		0.45	12.937289	9.85		0.45
12/31/2018+	18	1	0.00	11.777173	0.59	‡	0.45	11.777173	0.59	‡	0.45
JNL/RAFI Fundamental U.S. Small Cap Fund - Class A
12/31/2021	27,961	1,231	0.00	18.543057	26.64		2.80	27.963741	30.24		0.00
12/31/2020	22,640	1,283	0.00	14.641959	5.62		2.80	21.471042	8.62		0.00
12/31/2019+	24,340	1,476	1.52	13.863048	10.47	‡	2.80	19.767506	13.61		0.00
12/31/2018	34,637	2,348	2.32	12.548684	(3.38	)‡	5.50	17.399249	(5.81)		0.00
12/31/2017	30,497	1,570	0.65	16.753026	(1.89	)‡	3.75	22.583860	2.12	‡	0.00
JNL/RAFI Fundamental U.S. Small Cap Fund - Class I
12/31/2021	142	5	0.00	26.306441	10.45	‡	0.65	27.289778	18.05	‡	0.40
12/31/2020	142	7	0.00	21.806404	8.53		0.45	21.806404	8.53		0.45
12/31/2019+	62	3	1.23	20.093365	13.52		0.45	20.093365	13.52		0.45
12/31/2018	5	0	0.00	17.699886	(20.93	)‡	0.45	17.699886	(20.93	)‡	0.45

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/PPM America Floating Rate Income Fund - Class I - April 30, 2018; JNL/PPM America High Yield Bond Fund - Class I - April 30, 2018; JNL/PPM America Total Return Fund - Class I - April 30, 2018; JNL/RAFI Fundamental U.S. Small Cap Fund - Class I - August 13, 2018. On June 24, 2019, JNL/RAFI Fundamental U.S. Small Cap Fund completed the acquisition of JNL/MC S&P SMid 60 Fund, a separate series in JNL Variable Fund LLC. JNL/MC S&P SMid 60 Fund is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflects activity of the funds formerly in JNL Variable Fund LLC for periods prior to June 24, 2019.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/RAFI Multi-Factor U.S. Equity Fund - Class A
12/31/2021	212,706	7,047	0.00	22.089697	22.21		3.36	39.426501	26.39		0.00
12/31/2020	197,667	8,155	0.00	18.075194	6.32		3.36	31.195250	9.95		0.00
12/31/2019+	207,265	9,256	2.59	17.001093	15.59		3.36	28.371970	19.54		0.00
12/31/2018	200,683	10,556	2.19	14.707613	(12.73)		3.36	23.733499	14.74	‡	0.00
12/31/2017	261,302	12,216	2.13	16.853040	13.08		3.36	26.292066	10.84		1.20
JNL/RAFI Multi-Factor U.S. Equity Fund - Class I
12/31/2021	64	2	0.00	40.144178	26.19		0.45	38.193637	22.00	‡	0.40
12/31/2020	50	2	0.00	31.812375	9.78		0.45	31.812375	9.78		0.45
12/31/2019+	73	3	0.00	28.977088	19.22		0.45	28.977088	19.22		0.45
12/31/2018	—	—	0.00	24.305743	(9.15	)‡	0.45	24.305743	(9.15	)‡	0.45
JNL/T. Rowe Price Balanced Fund - Class A
12/31/2021	34,782	2,208	0.00	14.676596	4.95	‡	2.05	17.180006	12.73		0.00
12/31/2020	27,222	1,918	0.00	13.333941	23.55	‡	2.00	15.240007	11.98		0.00
12/31/2019	26,231	2,043	0.00	12.677731	21.53		1.25	13.610000	23.06		0.00
12/31/2018	23,668	2,248	0.00	10.431997	(8.14)		1.25	11.060000	(6.98)		0.00
12/31/2017	8,765	766	0.00	11.356712	14.12		1.25	11.890000	14.11	‡	0.00
JNL/T. Rowe Price Balanced Fund - Class I
12/31/2021	6	0	0.00	16.622129	12.34		0.65	17.132252	12.67	‡	0.35
12/31/2020+	6	0	0.00	14.796062	7.99	‡	0.65	14.796062	7.99	‡	0.65
JNL/T. Rowe Price Capital Appreciation Fund - Class A
12/31/2021	709,600	30,077	0.00	21.428330	15.03		2.46	26.277765	17.89		0.00
12/31/2020	524,878	25,895	0.00	18.628580	14.62		2.46	22.289270	17.48		0.00
12/31/2019	328,074	18,739	0.00	16.251793	21.05		2.46	18.972876	24.06		0.00
12/31/2018	163,494	11,418	0.65	13.425840	(2.05)		2.46	15.292846	0.40		0.00
12/31/2017	112,575	7,784	0.84	13.707053	4.42	‡	2.46	15.231685	13.45	‡	0.00
JNL/T. Rowe Price Capital Appreciation Fund - Class I
12/31/2021	6,136	245	0.00	24.821892	17.13		0.90	25.872798	17.71		0.40
12/31/2020	4,278	202	0.00	21.192227	16.80		0.90	21.979287	16.05	‡	0.40
12/31/2019	1,603	89	0.00	18.144800	9.40	‡	0.90	17.758409	23.88		0.45
12/31/2018+	299	21	2.09	14.334692	(0.39	)‡	0.45	14.334692	(0.39	)‡	0.45
JNL/T. Rowe Price Established Growth Fund - Class A
12/31/2021	839,035	6,079	0.00	69.658787	9.95		4.00	202.175403	14.43		0.00
12/31/2020	737,743	6,061	0.00	63.356741	31.71		4.00	176.673950	37.09		0.00
12/31/2019	593,203	6,612	0.00	48.102998	25.99		4.00	128.878115	31.13		0.00
12/31/2018	460,808	6,664	0.07	38.180144	(5.31)		4.00	98.281310	(1.42)		0.00
12/31/2017	439,673	6,222	0.06	40.319717	28.40		4.00	99.698229	28.51	‡	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/RAFI Multi-Factor U.S. Equity Fund - Class I - August 13, 2018; JNL/T. Rowe Price Balanced Fund - Class I - April 27, 2020; JNL/T. Rowe Price Capital Appreciation Fund - Class I - April 30, 2018. On June 24, 2019, JNL/RAFI Multi-Factor U.S. Equity Fund completed the acquisition of JNL/MC JNL 5 Fund, a separate series in JNL Variable Fund LLC. JNL/MC JNL 5 Fund, is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflects activity of the funds formerly in JNL Variable Fund LLC for periods prior to June 24, 2019.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/T. Rowe Price Established Growth Fund - Class I
12/31/2021	6,056	31	0.00	168.414848	6.17	‡	0.90	192.423233	14.32		0.40
12/31/2020	3,958	23	0.00	157.861168	36.61		0.65	168.314265	36.95		0.40
12/31/2019	1,111	9	0.00	115.558832	30.69		0.65	122.903233	31.02		0.40
12/31/2018+	465	5	0.56	88.420889	(13.41	)‡	0.65	93.805659	(11.61	)‡	0.40
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
12/31/2021	462,820	2,605	0.00	61.050759	6.87		5.50	244.063237	12.58		0.30
12/31/2020	434,827	2,730	0.00	57.125230	16.94		5.50	216.797426	23.18		0.30
12/31/2019	401,594	3,076	0.00	48.850403	24.44		5.50	175.998651	31.09		0.30
12/31/2018	301,096	2,996	0.00	39.254620	(8.53	)‡	5.50	134.261366	(2.75)		0.30
12/31/2017	286,478	2,753	0.00	59.757125	19.60		4.00	138.056365	21.26	‡	0.30
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
12/31/2021	2,639	10	0.00	220.298937	12.23		0.90	251.693862	12.79		0.40
12/31/2020	2,753	12	0.00	196.293499	22.82		0.90	223.150541	23.44		0.40
12/31/2019	853	5	0.00	159.820091	4.16	‡	0.90	180.779211	31.32		0.40
12/31/2018+	221	2	0.00	129.762452	(13.78	)‡	0.65	137.664987	(9.88	)‡	0.40
JNL/T. Rowe Price Short-Term Bond Fund - Class A
12/31/2021	80,700	7,570	0.00	8.486765	(3.14)		2.81	13.182433	(0.38)		0.00
12/31/2020	81,938	7,550	0.00	8.761803	1.05		2.81	13.232510	3.93		0.00
12/31/2019	70,965	6,720	0.00	8.670493	1.21		2.81	12.731756	4.09		0.00
12/31/2018	82,471	8,064	1.53	8.566865	(1.71)		2.81	12.231022	1.10		0.00
12/31/2017	63,060	6,143	1.46	8.716330	(1.65)		2.81	12.097722	1.04	‡	0.00
JNL/T. Rowe Price Short-Term Bond Fund - Class I
12/31/2021	4,559	354	0.00	12.347198	(0.74)		0.65	12.840863	(0.49)		0.40
12/31/2020	1,445	111	0.00	12.439297	3.60		0.65	12.904348	3.77	‡	0.40
12/31/2019	946	73	0.00	12.007475	0.95	‡	0.65	12.990841	3.89		0.45
12/31/2018+	62	5	5.34	12.504648	1.30	‡	0.45	12.504648	1.30	‡	0.45
JNL/T. Rowe Price U.S. High Yield Fund - Class A
12/31/2021	12,292	1,021	0.00	11.337156	2.43		2.31	12.927751	4.82		0.00
12/31/2020	9,548	822	0.00	11.068113	1.09		2.31	12.332762	3.45		0.00
12/31/2019	9,131	802	0.00	10.949215	7.68		2.31	11.921873	10.20		0.00
12/31/2018	5,334	511	4.93	10.167954	(4.34)		2.31	10.818576	(2.09)		0.00
12/31/2017	4,357	404	2.16	10.629046	0.66	‡	2.31	11.049517	4.04	‡	0.00
JNL/T. Rowe Price U.S. High Yield Fund - Class I
12/31/2021	61	5	0.00	12.652003	4.12	‡	0.65	12.807876	4.29	‡	0.40
12/31/2020	24	2	0.00	11.996147	3.37		0.45	11.996147	3.37		0.45
12/31/2019	23	2	0.00	11.605072	10.00		0.45	11.605072	10.00		0.45
12/31/2018+	21	2	18.20	10.550316	(1.96	)‡	0.45	10.550316	(1.96	)‡	0.45

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/T. Rowe Price Established Growth Fund - Class I - April 30, 2018; JNL/T. Rowe Price Mid-Cap Growth Fund - Class I - April 30, 2018; JNL/T. Rowe Price Short-Term Bond Fund - Class I - April 30, 2018; JNL/T. Rowe Price U.S. High Yield Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/T. Rowe Price Value Fund - Class A
12/31/2021	292,683	6,157	0.00	30.038925	24.98		3.60	65.466648	29.55		0.00
12/31/2020	202,461	5,475	0.00	24.035875	6.37		3.60	50.533811	10.27		0.00
12/31/2019	184,607	5,427	0.00	22.596171	21.66		3.60	45.829286	26.11		0.00
12/31/2018	143,682	5,263	1.19	18.573860	(12.79)		3.60	36.340923	(9.58)		0.00
12/31/2017	159,465	5,215	1.63	21.297250	14.52		3.60	40.190082	17.80	‡	0.00
JNL/T. Rowe Price Value Fund - Class I
12/31/2021	4,594	72	0.00	59.609760	29.08		0.65	62.929648	29.41		0.40
12/31/2020	2,081	42	0.00	46.179145	9.88		0.65	48.629277	9.68	‡	0.40
12/31/2019	433	9	0.00	42.028280	25.71		0.65	47.278888	25.96		0.45
12/31/2018+	181	5	3.80	33.433230	(11.41	)‡	0.65	37.534928	(7.70	)‡	0.45
JNL/Vanguard Growth ETF Allocation Fund - Class A
12/31/2021	188,199	12,960	0.00	14.008816	11.76		2.25	15.419997	14.31		0.00
12/31/2020	35,096	2,714	0.00	12.534327	11.12		2.25	13.489997	13.65		0.00
12/31/2019	22,828	1,976	0.00	11.280049	17.17	‡	2.25	11.869998	22.88		0.00
12/31/2018	10,093	1,062	0.00	9.380400	(10.33	)‡	2.32	9.659998	(7.91)		0.00
12/31/2017+	1,600	153	0.00	10.435535	1.77	‡	2.00	10.490000	4.90	‡	0.00
JNL/Vanguard Growth ETF Allocation Fund - Class I
12/31/2021	6,141	399	0.00	15.280422	14.10		0.65	15.444039	12.32	‡	0.40
12/31/2020	1,721	128	0.00	13.392706	13.36		0.65	13.480416	13.58		0.45
12/31/2019	923	78	0.00	11.814732	22.55		0.65	11.868362	22.80		0.45
12/31/2018+	312	32	0.00	9.640361	(9.83	)‡	0.65	9.664783	(7.71	)‡	0.45
JNL/Vanguard Moderate ETF Allocation Fund - Class A
12/31/2021	41,682	3,333	0.00	12.076382	4.22		2.05	13.179995	6.38		0.00
12/31/2020	32,557	2,746	0.00	11.587669	7.42		2.05	12.389992	9.65		0.00
12/31/2019	22,836	2,085	0.00	10.787155	13.43	‡	2.05	11.299998	15.78		0.00
12/31/2018	12,224	1,275	0.00	9.507589	(6.56)		2.07	9.760000	(4.59)		0.00
12/31/2017+	4,460	438	0.00	10.175030	0.80	‡	2.07	10.230000	2.30	‡	0.00
JNL/Vanguard Moderate ETF Allocation Fund - Class I
12/31/2021	1,523	116	0.00	13.062640	6.23	‡	0.65	13.202649	6.40	‡	0.40
12/31/2020	1,260	102	0.00	12.376775	9.58		0.45	12.376775	9.58		0.45
12/31/2019	1,084	96	0.00	11.294260	15.67		0.45	11.294260	15.67		0.45
12/31/2018+	—	—	0.00	9.764225	(3.26	)‡	0.45	9.764225	(3.26	)‡	0.45
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A
12/31/2021	62,934	4,672	0.00	13.075078	8.12		2.05	14.270003	10.36		0.00
12/31/2020	37,468	3,030	0.00	12.092678	9.39		2.05	12.930002	11.66		0.00
12/31/2019	27,994	2,494	0.00	11.054413	16.96	‡	2.05	11.580000	19.38		0.00
12/31/2018	16,358	1,716	0.00	9.449125	(8.39)		2.07	9.700000	(6.46)		0.00
12/31/2017+	3,817	369	0.00	10.314270	1.38	‡	2.07	10.370000	3.70	‡	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/T. Rowe Price Value Fund - Class I - April 30, 2018; JNL/Vanguard Growth ETF Allocation Fund - Class A - September 25, 2017; JNL/Vanguard Growth ETF Allocation Fund - Class I - April 30, 2018; JNL/Vanguard Moderate ETF Allocation Fund - Class A - September 25, 2017; JNL/Vanguard Moderate ETF Allocation Fund - Class I - April 30, 2018; JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I
12/31/2021	5,229	367	0.00	14.142371	10.19		0.65	14.293841	9.39	‡	0.40
12/31/2020	1,972	153	0.00	12.834634	11.33		0.65	12.918794	11.55		0.45
12/31/2019	409	35	0.00	11.528951	0.33	‡	0.65	11.581349	19.46		0.45
12/31/2018+	—	—	0.00	9.694627	(5.63	)‡	0.45	9.694627	(5.63	)‡	0.45
JNL/WCM Focused International Equity Fund - Class A
12/31/2021	44,280	1,762	0.00	23.168768	14.42		2.30	28.037732	17.08		0.00
12/31/2020	27,750	1,278	0.29	20.248972	29.01		2.30	23.947236	32.01		0.00
12/31/2019	17,213	1,031	0.69	15.695533	8.21	‡	2.30	18.140257	35.48		0.00
12/31/2018	4,900	388	0.00	12.102458	(4.49	)‡	1.91	13.390084	(7.85)		0.00
12/31/2017	2,249	161	0.35	13.772552	30.02		1.25	14.530279	27.48	‡	0.00
JNL/WCM Focused International Equity Fund - Class I
12/31/2021	1,241	45	0.00	27.066297	16.68		0.65	27.633279	16.97		0.40
12/31/2020	885	37	0.52	23.196629	31.55		0.65	23.623427	56.62	‡	0.40
12/31/2019	92	5	1.25	17.632725	8.80	‡	0.65	17.969816	35.21		0.45
12/31/2018+	—	—	0.00	13.289936	(8.85	)‡	0.45	13.289936	(8.85	)‡	0.45
JNL/Westchester Capital Event Driven Fund - Class A
12/31/2021	2,704	222	0.00	11.512660	0.87		2.05	13.202910	2.96		0.00
12/31/2020	2,045	170	0.00	11.412881	4.14		2.05	12.822888	6.30		0.00
12/31/2019	3,085	271	0.00	10.958830	9.63	‡	2.05	12.062859	11.77		0.00
12/31/2018	1,834	178	0.00	10.044737	(0.30	)‡	1.95	10.792516	4.94		0.00
12/31/2017	349	35	3.20	9.948469	4.26		1.25	10.284722	4.92	‡	0.00
JNL/Westchester Capital Event Driven Fund - Class I
12/31/2021	—	—	0.00	12.650849	2.38		0.90	13.037015	(2.26	)‡	0.40
12/31/2020	—	—	0.00	12.356816	5.64		0.90	12.420578	6.12		0.45
12/31/2019	—	—	0.00	11.697168	5.22	‡	0.90	11.704748	11.65		0.45
12/31/2018+	1	0	0.00	10.483022	4.07	‡	0.45	10.483022	4.07	‡	0.45
JNL/WMC Balanced Fund - Class A
12/31/2021	624,741	9,113	0.00	41.099780	14.83		3.30	98.990418	18.68		0.00
12/31/2020	532,083	9,114	0.00	35.793221	4.81		3.30	83.410741	8.33		0.00
12/31/2019	501,255	9,182	0.00	34.150432	17.52		3.30	76.998988	21.46		0.00
12/31/2018	406,144	8,938	1.66	29.058896	(6.56)		3.30	63.394477	(3.41)		0.00
12/31/2017	398,490	8,367	1.43	31.100142	8.85		3.30	65.633219	11.83	‡	0.00
JNL/WMC Balanced Fund - Class I
12/31/2021	1,458	15	0.00	88.107546	18.27		0.65	94.175441	18.21	‡	0.40
12/31/2020	1,128	13	0.00	74.495935	7.95		0.65	86.725396	8.17		0.45
12/31/2019	851	11	0.00	69.009335	21.05		0.65	80.177555	21.30		0.45
12/31/2018+	634	10	0.00	57.007017	(0.64	)‡	0.65	66.100689	(1.86	)‡	0.45

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I - April 30, 2018; JNL/WCM Focused International Equity Fund - Class I - April 30, 2018; JNL/Westchester Capital Event Driven Fund - Class I - April 30, 2018; JNL/WMC Balanced Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/WMC Equity Income Fund - Class A
12/31/2021	60,741	4,057	0.00	14.405411	22.77	2.32	15.920021	25.65		0.00
12/31/2020	45,269	3,749	0.00	11.733704	0.24	2.32	12.670021	2.59		0.00
12/31/2019	31,701	2,656	0.00	11.705813	20.91	2.32	12.350018	23.75		0.00
12/31/2018	16,564	1,691	0.00	9.681471	(8.62)	2.32	9.980003	(6.47)		0.00
12/31/2017+	4,693	442	0.00	10.595161	4.09 ‡	2.32	10.670000	6.59	‡	0.00
JNL/WMC Equity Income Fund - Class I
12/31/2021	1,329	84	0.00	15.516574	24.87	0.90	15.851090	25.49		0.40
12/31/2020	2,157	171	0.00	12.426543	2.05	0.90	12.631123	2.82	‡	0.40
12/31/2019	725	59	0.00	12.176719	22.92	0.90	12.313842	23.47		0.45
12/31/2018+	340	34	0.00	9.906483	(3.06)‡	0.90	9.973056	(3.76	)‡	0.45
JNL/WMC Global Real Estate Fund - Class A
12/31/2021	69,241	3,199	0.00	16.493820	22.86	3.06	27.466849	26.67		0.00
12/31/2020	60,779	3,512	0.00	13.425324	(14.78)	3.06	21.683176	(12.13)		0.00
12/31/2019	80,383	4,024	0.00	15.753811	18.83	3.06	24.677113	22.52		0.00
12/31/2018	72,529	4,396	3.88	13.257436	(9.21)	3.06	20.140701	(6.38)		0.00
12/31/2017	83,511	4,673	3.12	14.602943	6.88	3.06	21.512721	9.50	‡	0.00
JNL/WMC Global Real Estate Fund - Class I
12/31/2021	101	4	0.00	25.602422	26.30	0.65	26.691857	22.92	‡	0.40
12/31/2020	66	3	0.00	20.271068	(12.47)	0.65	20.916631	(12.30)		0.45
12/31/2019	71	3	0.00	23.159834	6.23 ‡	0.65	23.849700	5.25	‡	0.45
12/31/2018+	—	—	0.00	0.000000	0.00 ‡	0.00	0.000000	0.00	‡	0.00
JNL/WMC Government Money Market Fund - Class A
12/31/2021	114,353	9,532	0.00	7.348366	(3.01)	3.06	16.602604	0.00		0.00
12/31/2020	127,863	10,549	0.18	7.576705	(2.81)	3.06	16.602588	0.21		0.00
12/31/2019	69,689	5,775	1.54	7.795853	(1.52)	3.06	16.567919	1.54		0.00
12/31/2018	69,399	5,905	1.12	7.916408	(1.93)	3.06	16.317041	1.13		0.00
12/31/2017	67,399	5,724	0.12	8.072295	(2.88)	3.06	16.134201	0.13	‡	0.00
JNL/WMC Government Money Market Fund - Class I
12/31/2021	4,450	287	0.15	14.552840	(0.61)	0.65	15.555136	(0.36)		0.40
12/31/2020	2,204	135	0.29	14.642573	(0.44)‡	0.65	15.611993	(0.02	)‡	0.40
12/31/2019	502	29	1.75	17.069890	1.54	0.45	17.069890	1.54		0.45
12/31/2018+	21	1	1.93	16.811053	0.92 ‡	0.45	16.811053	0.92	‡	0.45
JNL/WMC Value Fund - Class A
12/31/2021	59,586	1,140	0.00	34.762647	22.47	3.62	65.867685	26.60		0.30
12/31/2020	50,086	1,201	0.00	28.385230	(2.09)	3.62	52.027460	1.21		0.30
12/31/2019	55,858	1,339	0.00	28.991820	22.98	3.62	51.403525	27.13		0.30
12/31/2018	49,687	1,496	1.80	23.574712	(13.50)	3.62	40.433554	(10.57)		0.30
12/31/2017	55,522	1,482	1.69	27.255312	11.12	3.62	45.212441	14.47	‡	0.30

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/WMC Equity Income Fund - Class A - September 25, 2017; JNL/WMC Equity Income Fund - Class I - April 30, 2018; JNL/WMC Global Real Estate Fund - Class I - August 13, 2018; JNL/WMC Government Money Market Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2021
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/WMC Value Fund - Class I
12/31/2021	—	—	0.00	71.451200	26.79		0.45	67.433905	21.86	‡	0.40
12/31/2020	—	—	0.00	56.353113	1.38		0.45	56.353113	1.38		0.45
12/31/2019	—	—	0.00	55.586720	27.28		0.45	55.586720	27.28		0.45
12/31/2018+	—	—	0.00	43.672109	(8.61	)‡	0.45	43.672109	(8.61	)‡	0.45

+	The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/WMC Value Fund - Class I - April 30, 2018.
*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I

Notes to Financial Statements

December 31, 2021

NOTE 1. Organization

Jackson National Life Insurance Company (“Jackson”) established JNLNY Separate Account I (the “Separate Account”) on September 12, 1997. The Separate Account commenced operations on November 27, 1998, and is a unit investment trust registered with the Securities Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board “FASB” Accounting Standards Codification (ASC) Topic 946 Financial Services – Investment Companies.

The Separate Account is a separate investment account of Jackson. Its assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson but are clearly identified and distinguished from Jackson's other assets and liabilities. The contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on the directions of the contract owners, net premiums for individual flexible premium variable annuity contracts issued by Jackson. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contained two-hundred eighty-three (283) Investment Divisions during 2021, but currently contains two-hundred forty-six (246) Investment Divisions as of December 31, 2021. These Investment Divisions each invested in shares of the following mutual funds (each a "Fund", and collectively, the “Funds”) during the year ended December 31, 2021:

JNL® Series Trust
JNL Aggressive Growth Allocation Fund - Class A(1)	JNL/Invesco International Growth Fund - Class A
JNL Aggressive Growth Allocation Fund - Class I(1)	JNL/Invesco International Growth Fund - Class I
JNL Bond Index Fund - Class I	JNL/Invesco Small Cap Growth Fund - Class A
JNL Conservative Allocation Fund - Class A(1)	JNL/Invesco Small Cap Growth Fund - Class I
JNL Conservative Allocation Fund - Class I(1)	JNL/JPMorgan Global Allocation Fund - Class A
JNL Emerging Markets Index Fund - Class I	JNL/JPMorgan Global Allocation Fund - Class I
JNL Growth Allocation Fund - Class A(1)	JNL/JPMorgan Hedged Equity Fund - Class A
JNL Growth Allocation Fund - Class I(1)	JNL/JPMorgan Hedged Equity Fund - Class I
JNL International Index Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class A
JNL iShares Tactical Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class I
JNL iShares Tactical Growth Fund - Class I	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
JNL iShares Tactical Moderate Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I
JNL iShares Tactical Moderate Fund - Class I	JNL/JPMorgan U.S. Value Fund - Class A
JNL iShares Tactical Moderate Growth Fund - Class A	JNL/JPMorgan U.S. Value Fund - Class I
JNL iShares Tactical Moderate Growth Fund - Class I	JNL/Lazard International Strategic Equity Fund - Class A
JNL Mid Cap Index Fund - Class I	JNL/Lazard International Strategic Equity Fund - Class I
JNL Moderate Allocation Fund - Class A(1)	JNL/Loomis Sayles Global Growth Fund - Class A
JNL Moderate Allocation Fund - Class I(1)	JNL/Loomis Sayles Global Growth Fund - Class I
JNL Moderate Growth Allocation Fund - Class A(1)	JNL/Lord Abbett Short Duration Income Fund - Class A
JNL Moderate Growth Allocation Fund - Class I(1)	JNL/Lord Abbett Short Duration Income Fund - Class I
JNL Multi-Manager Alternative Fund - Class A	JNL/Mellon Bond Index Fund - Class A
JNL Multi-Manager Alternative Fund - Class I	JNL/Mellon Bond Index Fund - Class I
JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class A
JNL Multi-Manager Emerging Markets Equity Fund - Class I	JNL/Mellon Communication Services Sector Fund - Class I
JNL Multi-Manager International Small Cap Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class A
JNL Multi-Manager International Small Cap Fund - Class I	JNL/Mellon Consumer Discretionary Sector Fund - Class I
JNL Multi-Manager Mid Cap Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class A
JNL Multi-Manager Mid Cap Fund - Class I	JNL/Mellon Consumer Staples Sector Fund - Class I
JNL Multi-Manager Small Cap Growth Fund - Class A	JNL/Mellon Dow Index Fund - Class A
JNL Multi-Manager Small Cap Growth Fund - Class I	JNL/Mellon Dow Index Fund - Class I
JNL Multi-Manager Small Cap Value Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class A
JNL Multi-Manager Small Cap Value Fund - Class I	JNL/Mellon Emerging Markets Index Fund - Class I
JNL S&P 500 Index Fund - Class I	JNL/Mellon Energy Sector Fund - Class A
JNL Small Cap Index Fund - Class I	JNL/Mellon Energy Sector Fund - Class I
JNL/American Funds Balanced Fund - Class A	JNL/Mellon Equity Income Fund - Class A
JNL/American Funds Balanced Fund - Class I	JNL/Mellon Equity Income Fund - Class I
JNL/American Funds Bond Fund of America Fund - Class A	JNL/Mellon Financial Sector Fund - Class A

JNLNY Separate Account I

Notes to Financial Statements

December 31, 2021

JNL® Series Trust
JNL/American Funds Bond Fund of America Fund - Class I	JNL/Mellon Financial Sector Fund - Class I
JNL/American Funds Capital Income Builder Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class A
JNL/American Funds Capital Income Builder Fund - Class I	JNL/Mellon Healthcare Sector Fund - Class I
JNL/American Funds Capital World Bond Fund - Class A	JNL/Mellon Industrials Sector Fund - Class A
JNL/American Funds Capital World Bond Fund - Class I	JNL/Mellon Industrials Sector Fund - Class I
JNL/American Funds Global Growth Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class A
JNL/American Funds Global Growth Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class I
JNL/American Funds Global Small Capitalization Fund - Class A	JNL/Mellon International Index Fund - Class A
JNL/American Funds Global Small Capitalization Fund - Class I	JNL/Mellon International Index Fund - Class I
JNL/American Funds Growth Allocation Fund - Class A(1)	JNL/Mellon Materials Sector Fund - Class A
JNL/American Funds Growth Allocation Fund - Class I(1)	JNL/Mellon Materials Sector Fund - Class I
JNL/American Funds Growth Fund - Class A	JNL/Mellon MSCI KLD 400 Social Index Fund - Class A
JNL/American Funds Growth Fund - Class I	JNL/Mellon MSCI KLD 400 Social Index Fund - Class I
JNL/American Funds Growth-Income Fund - Class A	JNL/Mellon Nasdaq 100 Index Fund - Class A
JNL/American Funds Growth-Income Fund - Class I	JNL/Mellon Nasdaq 100 Index Fund - Class I
JNL/American Funds International Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class A
JNL/American Funds International Fund - Class I	JNL/Mellon Real Estate Sector Fund - Class I
JNL/American Funds Moderate Growth Allocation Fund - Class A(1)	JNL/Mellon S&P 400 MidCap Index Fund - Class A
JNL/American Funds Moderate Growth Allocation Fund - Class I(1)	JNL/Mellon S&P 400 MidCap Index Fund - Class I
JNL/American Funds New World Fund - Class A	JNL/Mellon S&P 500 Index Fund - Class A
JNL/American Funds New World Fund - Class I	JNL/Mellon Small Cap Index Fund - Class A
JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/Mellon Small Cap Index Fund - Class I
JNL/American Funds Washington Mutual Investors Fund - Class I	JNL/Mellon U.S. Stock Market Index Fund - Class A
JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class I
JNL/AQR Large Cap Defensive Style Fund - Class I	JNL/Mellon Utilities Sector Fund - Class A
JNL/Baillie Gifford International Growth Fund - Class A	JNL/Mellon Utilities Sector Fund - Class I
JNL/Baillie Gifford International Growth Fund - Class I	JNL/Mellon World Index Fund - Class A
JNL/Baillie Gifford U.S. Equity Growth Fund - Class A	JNL/Mellon World Index Fund - Class I
JNL/BlackRock Advantage International Fund - Class A	JNL/MFS Mid Cap Value Fund - Class A
JNL/BlackRock Advantage International Fund - Class I	JNL/MFS Mid Cap Value Fund - Class I
JNL/BlackRock Global Allocation Fund - Class A	JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A
JNL/BlackRock Global Allocation Fund - Class I	JNL/Morningstar Wide Moat Index Fund - Class A
JNL/BlackRock Global Natural Resources Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class I
JNL/BlackRock Global Natural Resources Fund - Class I	JNL/Neuberger Berman Commodity Strategy Fund - Class A
JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A
JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Neuberger Berman Strategic Income Fund - Class I
JNL/Causeway International Value Select Fund - Class A	JNL/PIMCO Income Fund - Class A
JNL/Causeway International Value Select Fund - Class I	JNL/PIMCO Income Fund - Class I
JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class A
JNL/ClearBridge Large Cap Growth Fund - Class I	JNL/PIMCO Investment Grade Credit Bond Fund - Class I
JNL/DFA International Core Equity Fund - Class A	JNL/PIMCO Real Return Fund - Class A
JNL/DFA International Core Equity Fund - Class I	JNL/PIMCO Real Return Fund - Class I
JNL/DFA U.S. Core Equity Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class A
JNL/DFA U.S. Core Equity Fund - Class I	JNL/PPM America Floating Rate Income Fund - Class I
JNL/DFA U.S. Small Cap Fund - Class A	JNL/PPM America High Yield Bond Fund - Class A
JNL/DFA U.S. Small Cap Fund - Class I	JNL/PPM America High Yield Bond Fund - Class I
JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/PPM America Total Return Fund - Class A
JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/PPM America Total Return Fund - Class I
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I

JNLNY Separate Account I

Notes to Financial Statements

December 31, 2021

JNL® Series Trust
JNL/DoubleLine Total Return Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class A
JNL/DoubleLine Total Return Fund - Class I	JNL/T. Rowe Price Balanced Fund - Class I
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class A
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	JNL/T. Rowe Price Capital Appreciation Fund - Class I
JNL/First Sentier Global Infrastructure Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class A
JNL/First Sentier Global Infrastructure Fund - Class I	JNL/T. Rowe Price Established Growth Fund - Class I
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
JNL/Franklin Templeton Growth Allocation Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class A
JNL/Franklin Templeton Growth Allocation Fund - Class I	JNL/T. Rowe Price Short-Term Bond Fund - Class I
JNL/Franklin Templeton Income Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class A
JNL/Franklin Templeton Income Fund - Class I	JNL/T. Rowe Price U.S. High Yield Fund - Class I
JNL/Goldman Sachs 4 Fund - Class A	JNL/T. Rowe Price Value Fund - Class A
JNL/Goldman Sachs 4 Fund - Class I	JNL/T. Rowe Price Value Fund - Class I
JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class A
JNL/Goldman Sachs Managed Aggressive Growth Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class I
JNL/Goldman Sachs Managed Conservative Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class A
JNL/Goldman Sachs Managed Conservative Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class I
JNL/Goldman Sachs Managed Growth Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A
JNL/Goldman Sachs Managed Growth Fund - Class I	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I
JNL/Goldman Sachs Managed Moderate Fund - Class A	JNL/WCM Focused International Equity Fund - Class A
JNL/Goldman Sachs Managed Moderate Fund - Class I	JNL/WCM Focused International Equity Fund - Class I
JNL/Goldman Sachs Managed Moderate Growth Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class A
JNL/Goldman Sachs Managed Moderate Growth Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class I
JNL/GQG Emerging Markets Equity Fund - Class A	JNL/WMC Balanced Fund - Class A
JNL/GQG Emerging Markets Equity Fund - Class I	JNL/WMC Balanced Fund - Class I
JNL/Harris Oakmark Global Equity Fund - Class A	JNL/WMC Equity Income Fund - Class A
JNL/Harris Oakmark Global Equity Fund - Class I	JNL/WMC Equity Income Fund - Class I
JNL/Heitman U.S. Focused Real Estate Fund - Class A	JNL/WMC Global Real Estate Fund - Class A
JNL/Heitman U.S. Focused Real Estate Fund - Class I	JNL/WMC Global Real Estate Fund - Class I
JNL/Invesco Diversified Dividend Fund - Class A	JNL/WMC Government Money Market Fund - Class A
JNL/Invesco Diversified Dividend Fund - Class I	JNL/WMC Government Money Market Fund - Class I
JNL/Invesco Global Growth Fund - Class A	JNL/WMC Value Fund - Class A
JNL/Invesco Global Growth Fund - Class I	JNL/WMC Value Fund - Class I

(1) The Fund is a Fund of Fund advised by Jackson National Asset Management, LLC (“JNAM”), an affiliate of Jackson and has no sub-adviser.

JNAM serves as investment adviser for the Funds comprising the JNL Series Trust. JNAM is a wholly-owned subsidiary of Jackson and received fees for its services from each Fund.

The following Funds were sub-advised by an affiliate of Jackson during the year: JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund and JNL/PPM America Total Return Fund.

During the year ended December 31, 2021, the following Funds changed names effective April 26, 2021:

Prior Fund Name	Current Fund Name	Reason for Change
JNL/American Funds Blue Chip Income and Growth Fund	JNL/American Funds Washington Mutual Investors Fund	Name Convention Update
JNL/First State Global Infrastructure Fund	JNL/First Sentier Global Infrastructure Fund	Name Convention Update
JNL/Invesco Global Real Estate Fund	JNL/WMC Global Real Estate Fund	Sub-Adviser Replacement
JNL/JPMorgan Growth & Income Fund	JNL/JPMorgan U.S. Value Fund	Name Convention Update
JNL/Mellon MSCI World Index Fund	JNL/Mellon World Index Fund	Name Convention Update
JNL/Vanguard Equity Income Fund	JNL/WMC Equity Income Fund	Sub-Adviser Replacement
JNL/Vanguard International Fund	JNL/Baillie Gifford International Growth Fund	Sub-Adviser Replacement

JNLNY Separate Account I

Notes to Financial Statements

December 31, 2021

Prior Fund Name	Current Fund Name	Reason for Change
JNL/Vanguard U.S. Stock Market Index Fund	JNL/Mellon U.S. Stock Market Index Fund	Sub-Adviser Replacement

During the year ended December 31, 2021, the following Fund acquisitions were completed. The Funds that were acquired during the year are no longer available as of December 31, 2021.

Acquired Fund	Acquiring Fund	Date of Acquisition
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A	JNL/AQR Large Cap Defensive Style Fund - Class A	April 26, 2021
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I	JNL/AQR Large Cap Defensive Style Fund - Class I	April 26, 2021
JNL/AQR Managed Futures Strategy Fund - Class A	JNL Moderate Growth Allocation Fund - Class A	April 26, 2021
JNL/Boston Partners Global Long Short Equity Fund - Class A	JNL Multi-Manager Alternative Fund - Class A	April 26, 2021
JNL/Boston Partners Global Long Short Equity Fund - Class I	JNL Multi-Manager Alternative Fund - Class I	April 26, 2021
JNL/DFA Growth Allocation Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class A	April 26, 2021
JNL/DFA Growth Allocation Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class I	April 26, 2021
JNL/DFA Moderate Growth Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	April 26, 2021
JNL/DFA Moderate Growth Allocation Fund - Class I	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I	April 26, 2021
JNL/Franklin Templeton International Small Cap Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class A	April 26, 2021
JNL/Franklin Templeton International Small Cap Fund - Class I	JNL Multi-Manager International Small Cap Fund - Class I	April 26, 2021
JNL/Goldman Sachs Competitive Advantage Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class A	April 26, 2021
JNL/Goldman Sachs Competitive Advantage Fund - Class I	JNL/Mellon U.S. Stock Market Index Fund - Class I	April 26, 2021
JNL/Goldman Sachs Dividend Income & Growth Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class A	April 26, 2021
JNL/Goldman Sachs Dividend Income & Growth Fund - Class I	JNL/Mellon U.S. Stock Market Index Fund - Class I	April 26, 2021
JNL/Goldman Sachs International 5 Fund - Class A	JNL/Mellon International Index Fund - Class A	April 26, 2021
JNL/Goldman Sachs International 5 Fund - Class I	JNL/Mellon International Index Fund - Class I	April 26, 2021
JNL/Goldman Sachs Intrinsic Value Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class A	April 26, 2021
JNL/Goldman Sachs Intrinsic Value Fund - Class I	JNL/Mellon U.S. Stock Market Index Fund - Class I	April 26, 2021
JNL/Goldman Sachs Total Yield Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class A	April 26, 2021
JNL/Goldman Sachs Total Yield Fund - Class I	JNL/Mellon U.S. Stock Market Index Fund - Class I	April 26, 2021
JNL/Mellon Index 5 Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class A	April 26, 2021
JNL/Mellon Index 5 Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class I	April 26, 2021
JNL/PPM America Small Cap Value Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class A	April 26, 2021
JNL/PPM America Small Cap Value Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class I	April 26, 2021
JNL/RAFI Fundamental Asia Developed Fund - Class A	JNL/Mellon International Index Fund - Class A	April 26, 2021
JNL/RAFI Fundamental Asia Developed Fund - Class I	JNL/Mellon International Index Fund - Class I	April 26, 2021
JNL/RAFI Fundamental Europe Fund - Class A	JNL/Mellon International Index Fund - Class A	April 26, 2021
JNL/RAFI Fundamental Europe Fund - Class I	JNL/Mellon International Index Fund - Class I	April 26, 2021
JNL/Vanguard Capital Growth Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class A	April 26, 2021
JNL/Vanguard Capital Growth Fund - Class I	JNL/T. Rowe Price Established Growth Fund - Class I	April 26, 2021
JNL/Vanguard Global Bond Market Index Fund - Class A	JNL/Mellon Bond Index Fund - Class A	April 26, 2021
JNL/Vanguard Global Bond Market Index Fund - Class I	JNL/Mellon Bond Index Fund - Class I	April 26, 2021
JNL/Vanguard International Stock Market Index Fund - Class A	JNL/Mellon International Index Fund - Class A	April 26, 2021
JNL/Vanguard International Stock Market Index Fund - Class I	JNL/Mellon International Index Fund - Class I	April 26, 2021
JNL/Vanguard Small Company Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class A	April 26, 2021
JNL/Vanguard Small Company Growth Fund - Class I	JNL Multi-Manager Small Cap Growth Fund - Class I	April 26, 2021

The net assets are affected by the investment results of each fund, and contract transactions are are affected by contract owner directions and certain contract expenses. The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits.

A contract owner may choose from a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

JNLNY Separate Account I

Notes to Financial Statements

December 31, 2021

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Net Assets if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and /or if a gain is realized by the contract owner during the free look period.

JNAM allocates purchase payments to Investment Divisions as instructed by the contract owner. Shares of the Investment Divisions are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

NOTE 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investments. The Separate Account’s Investment Divisions’ investments in the corresponding Funds are stated at the closing net asset value (“NAV”) of the respective Fund, which estimates fair value. The average cost method is used in determining the cost of the shares sold on withdrawals by the Investment Divisions of the Separate Account. Investments in the Funds are recorded on trade date for financial reporting purposes. Realized gain distributions and dividend income distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as a gain or income to the Investment Divisions of the Separate Account on the ex-dividend date.

Federal Income Taxes. The operations of the Separate Account are taxed as part of the operations of Jackson, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

FASB ASC Topic 820, “Fair Value Measurement”. As of December 31, 2021, all of the Separate Account’s Investment Divisions’ investment in each of the corresponding Funds are valued at the daily reported net asset value (“NAV”) of the applicable underlying Fund. Investments in the underlying Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. On each valuation date, the NAV of each corresponding Fund is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). The characterization of the underlying securities held by the Funds in accordance with FASB ASC Topic 820 differs from the characterization of the Separate Account’s Investment Divisions’ investment in the corresponding Funds. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

NOTE 3. Contract Charges

Under the term of the contracts, certain charges are allocated to the contract owner to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts. These charges result in a reduction in contract unit value or redemptions of contract units.

Contract Owner Charges. The following charges are assessed to the contract owner by redemption of contract units:

Contract Maintenance Charge. An annual contract maintenance charge of $30 - $240 is charged against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date or in conjunction with a total withdrawal, as applicable. This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed.

Transfer Charge. A transfer charge of $25 will apply to transfers made by contract owners between the Investment Divisions in excess of 15 transfers in a contract year. Contract year is defined as the succeeding twelve months from the contract issue date. Jackson may waive the transfer charge in connection with pre-authorized automatic transfer programs, or in those states where a lesser charge is required. This charge will be deducted from the amount transferred prior to the allocation to a different Investment Division.

Surrender or Contingent Deferred Sales Charge. During the first seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contract. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals.

JNLNY Separate Account I

Notes to Financial Statements

December 31, 2021

Guaranteed Minimum Optional Benefit Charges. The following contract owner charges are guaranteed minimum optional benefit charges:

Guaranteed Minimum Income Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.30% to 0.90%, depending on the contract, of the guaranteed minimum income benefit base. The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Withdrawal Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.51% to 3.00%, depending on the contract of the guaranteed withdrawal balance. The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Death Benefit Charge. If any of the optional death benefits are selected that are available under the contract, Jackson will assess an annual charge of 0.20% to 1.44%, depending on the contract of the death benefit base. The charge will be deducted each contract quarter from the contract value by redemption of contract units.

Asset-based Charges. The following charges are assessed to the contract owner by a reduction in contract unit value:

Insurance Charges. Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.05% - 0.15%. In designated products, this expense is waived for contracts valued greater than $1 million, refer to the product prospectus for eligibility. The administration charge is designed to reimburse Jackson for expenses incurred in administering the Separate Account and its contracts and reduces the contract unit value.

Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.30% to 1.65% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson. The expense risk assumed by Jackson is that the actual cost of administering the contracts of the Separate Account may exceed the amount received from the administration charge and the contract maintenance charge.

Optional Benefit Charges. The following contract owner charges are optional benefit charges:

Contract Enhancement Charge. If one of the contract enhancement benefits is selected, then for a period of three to seven contract years, Jackson will make an additional deduction based upon the average daily net assets of the contract owner’s allocations to the Investment Divisions. The annualized charges depend upon the contract enhancements selected and range from 0.395% to 0.65%.

Withdrawal Charge Period. If the optional three, four, or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45%, 0.40%, or 0.30%, respectively, on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.

20% Additional Free Withdrawal Charge. If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a contract year without withdrawal charge, Jackson will deduct 0.30% on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.

Optional Death Benefit Charges. If any of the optional death benefits are selected that are available under the contract, Jackson will make an additional deduction of 0.15% to 0.55% on an annual basis of the average daily net assets the contract owner’s allocations to the Investment Divisions, based on the optional death benefit selected.

Premium Taxes. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson pays these taxes and may make a deduction from the value of the contract for them. Premium taxes will not exceed 2.0%. Currently, New York does not impose premium taxes.

NOTE 4. Related Party Transactions

For contract enhancement benefits related to the optional benefits offered, Jackson contributed $33,567 and $2,443 to the Separate Account in the form of additional premium to contract owners’ accounts for the years ended December 31, 2021 and 2020, respectively. These amounts are included in purchase payments from contract transactions.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of Jackson. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in transfers between investment divisions, and fund exchanges from the fixed account to the Separate Account are included in purchase payments, as applicable, on the accompanying Statements of Changes in Net Assets.

NOTE 5. Subsequent Events

Management has evaluated subsequent events for the Separate Accounts through the date the financial statements are issued and has concluded there are no events that require adjustments to the financial statements or disclosure in the notes.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Jackson National Life Insurance Company of New York and Contract Owners of JNLNY Separate Account I:

Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the Investment Divisions listed in the Appendix that comprise the JNLNY Separate Account I (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix, changes in net assets for the years or periods listed in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods indicated therein. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each Investment Division as of the date listed in the Appendix, the results of their operations for the year or period listed in the Appendix, the changes in their net assets for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion
These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Jackson National Life Insurance Company’s Separate Accounts since 1999.

Chicago, Illinois
March 28, 2022

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Appendix

Statements of assets and liabilities as of December 31, 2021, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

JNL Aggressive Growth Allocation Fund - Class A
JNL Aggressive Growth Allocation Fund - Class I
JNL Conservative Allocation Fund - Class A
JNL Conservative Allocation Fund - Class I
JNL Growth Allocation Fund - Class A
JNL Growth Allocation Fund - Class I
JNL iShares Tactical Growth Fund - Class A
JNL iShares Tactical Growth Fund - Class I
JNL iShares Tactical Moderate Fund - Class A
JNL iShares Tactical Moderate Fund - Class I
JNL iShares Tactical Moderate Growth Fund - Class A
JNL iShares Tactical Moderate Growth Fund - Class I
JNL Moderate Allocation Fund - Class A
JNL Moderate Allocation Fund - Class I
JNL Moderate Growth Allocation Fund - Class A
JNL Moderate Growth Allocation Fund - Class I
JNL Multi-Manager Alternative Fund - Class A
JNL Multi-Manager Emerging Markets Equity Fund - Class A
JNL Multi-Manager Emerging Markets Equity Fund - Class I
JNL Multi-Manager International Small Cap Fund - Class A
JNL Multi-Manager Mid Cap Fund - Class A
JNL Multi-Manager Mid Cap Fund - Class I
JNL Multi-Manager Small Cap Growth Fund - Class A
JNL Multi-Manager Small Cap Growth Fund - Class I
JNL Multi-Manager Small Cap Value Fund - Class A
JNL Multi-Manager Small Cap Value Fund - Class I
JNL S&P 500 Index Fund - Class I
JNL/American Funds Balanced Fund - Class A
JNL/American Funds Balanced Fund - Class I
JNL/American Funds Capital Income Builder Fund - Class A
JNL/American Funds Capital Income Builder Fund - Class I
JNL/American Funds Capital World Bond Fund - Class A
JNL/American Funds Capital World Bond Fund - Class I
JNL/American Funds Global Growth Fund - Class A
JNL/American Funds Global Growth Fund - Class I
JNL/American Funds Global Small Capitalization Fund - Class A
JNL/American Funds Global Small Capitalization Fund - Class I
JNL/American Funds Growth Allocation Fund - Class A

JNL/American Funds Growth Allocation Fund - Class I
JNL/American Funds Growth Fund - Class A
JNL/American Funds Growth Fund - Class I
JNL/American Funds Growth-Income Fund - Class A
JNL/American Funds Growth-Income Fund - Class I
JNL/American Funds International Fund - Class A
JNL/American Funds International Fund - Class I
JNL/American Funds Moderate Growth Allocation Fund - Class A
JNL/American Funds Moderate Growth Allocation Fund - Class I
JNL/American Funds New World Fund - Class A
JNL/American Funds New World Fund - Class I
JNL/American Funds Washington Mutual Investors Fund - Class A(1)
JNL/American Funds Washington Mutual Investors Fund - Class I(1)
JNL/AQR Large Cap Defensive Style Fund - Class A
JNL/AQR Large Cap Defensive Style Fund - Class I
JNL/Baillie Gifford International Growth Fund - Class A(1)
JNL/Baillie Gifford International Growth Fund - Class I(1)
JNL/BlackRock Advantage International Fund - Class A
JNL/BlackRock Advantage International Fund - Class I
JNL/BlackRock Global Allocation Fund - Class A
JNL/BlackRock Global Allocation Fund - Class I
JNL/BlackRock Global Natural Resources Fund - Class A
JNL/BlackRock Global Natural Resources Fund - Class I
JNL/BlackRock Large Cap Select Growth Fund - Class A
JNL/BlackRock Large Cap Select Growth Fund - Class I
JNL/Causeway International Value Select Fund - Class A
JNL/Causeway International Value Select Fund - Class I
JNL/ClearBridge Large Cap Growth Fund - Class A
JNL/ClearBridge Large Cap Growth Fund - Class I
JNL/DFA International Core Equity Fund - Class A
JNL/DFA International Core Equity Fund - Class I
JNL/DFA U.S. Core Equity Fund - Class A
JNL/DFA U.S. Core Equity Fund - Class I
JNL/DFA U.S. Small Cap Fund - Class A
JNL/DFA U.S. Small Cap Fund - Class I
JNL/DoubleLine Core Fixed Income Fund - Class A
JNL/DoubleLine Core Fixed Income Fund - Class I
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I
JNL/DoubleLine Total Return Fund - Class A

JNL/DoubleLine Total Return Fund - Class I
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I
JNL/First Sentier Global Infrastructure Fund - Class A(1)
JNL/First Sentier Global Infrastructure Fund - Class I(1)
JNL/Franklin Templeton Global Multisector Bond Fund - Class A
JNL/Franklin Templeton Global Multisector Bond Fund - Class I
JNL/Franklin Templeton Growth Allocation Fund - Class A
JNL/Franklin Templeton Growth Allocation Fund - Class I
JNL/Franklin Templeton Income Fund - Class A
JNL/Franklin Templeton Income Fund - Class I
JNL/Goldman Sachs 4 Fund - Class A
JNL/Goldman Sachs 4 Fund - Class I
JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A
JNL/Goldman Sachs Managed Aggressive Growth Fund - Class I
JNL/Goldman Sachs Managed Conservative Fund - Class A
JNL/Goldman Sachs Managed Conservative Fund - Class I
JNL/Goldman Sachs Managed Growth Fund - Class A
JNL/Goldman Sachs Managed Growth Fund - Class I
JNL/Goldman Sachs Managed Moderate Fund - Class A
JNL/Goldman Sachs Managed Moderate Fund - Class I
JNL/Goldman Sachs Managed Moderate Growth Fund - Class A
JNL/Goldman Sachs Managed Moderate Growth Fund - Class I
JNL/GQG Emerging Markets Equity Fund - Class A
JNL/GQG Emerging Markets Equity Fund - Class I
JNL/Harris Oakmark Global Equity Fund - Class A
JNL/Harris Oakmark Global Equity Fund - Class I
JNL/Heitman U.S. Focused Real Estate Fund - Class A
JNL/Heitman U.S. Focused Real Estate Fund - Class I
JNL/Invesco Diversified Dividend Fund - Class A
JNL/Invesco Diversified Dividend Fund - Class I
JNL/Invesco Global Growth Fund - Class A
JNL/Invesco Global Growth Fund - Class I
JNL/Invesco International Growth Fund - Class A
JNL/Invesco International Growth Fund - Class I
JNL/Invesco Small Cap Growth Fund - Class A
JNL/Invesco Small Cap Growth Fund - Class I
JNL/JPMorgan Global Allocation Fund - Class A
JNL/JPMorgan Global Allocation Fund - Class I
JNL/JPMorgan Hedged Equity Fund - Class A
JNL/JPMorgan Hedged Equity Fund - Class I
JNL/JPMorgan MidCap Growth Fund - Class A

JNL/JPMorgan MidCap Growth Fund - Class I
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I
JNL/JPMorgan U.S. Value Fund - Class A(1)
JNL/JPMorgan U.S. Value Fund - Class I(1)
JNL/Lazard International Strategic Equity Fund - Class A
JNL/Lazard International Strategic Equity Fund - Class I
JNL/Loomis Sayles Global Growth Fund - Class A
JNL/Mellon Bond Index Fund - Class A
JNL/Mellon Bond Index Fund - Class I
JNL/Mellon Communication Services Sector Fund - Class A
JNL/Mellon Communication Services Sector Fund - Class I
JNL/Mellon Consumer Discretionary Sector Fund - Class A
JNL/Mellon Consumer Discretionary Sector Fund - Class I
JNL/Mellon Consumer Staples Sector Fund - Class A
JNL/Mellon Consumer Staples Sector Fund - Class I
JNL/Mellon Dow Index Fund - Class A
JNL/Mellon Dow Index Fund - Class I
JNL/Mellon Emerging Markets Index Fund - Class A
JNL/Mellon Emerging Markets Index Fund - Class I
JNL/Mellon Energy Sector Fund - Class A
JNL/Mellon Energy Sector Fund - Class I
JNL/Mellon Equity Income Fund - Class A
JNL/Mellon Equity Income Fund - Class I
JNL/Mellon Financial Sector Fund - Class A
JNL/Mellon Financial Sector Fund - Class I
JNL/Mellon Healthcare Sector Fund - Class A
JNL/Mellon Healthcare Sector Fund - Class I
JNL/Mellon Industrials Sector Fund - Class A
JNL/Mellon Industrials Sector Fund - Class I
JNL/Mellon Information Technology Sector Fund - Class A
JNL/Mellon Information Technology Sector Fund - Class I
JNL/Mellon International Index Fund - Class A
JNL/Mellon International Index Fund - Class I
JNL/Mellon Materials Sector Fund - Class A
JNL/Mellon Materials Sector Fund - Class I
JNL/Mellon MSCI KLD 400 Social Index Fund - Class A
JNL/Mellon MSCI KLD 400 Social Index Fund - Class I
JNL/Mellon Nasdaq® 100 Index Fund - Class A
JNL/Mellon Nasdaq® 100 Index Fund - Class I
JNL/Mellon Real Estate Sector Fund - Class A
JNL/Mellon Real Estate Sector Fund - Class I

JNL/Mellon S&P 400 MidCap Index Fund - Class A
JNL/Mellon S&P 400 MidCap Index Fund - Class I
JNL/Mellon S&P 500 Index Fund - Class A
JNL/Mellon Small Cap Index Fund - Class A
JNL/Mellon Small Cap Index Fund - Class I
JNL/Mellon U.S. Stock Market Index Fund - Class A(1)
JNL/Mellon U.S. Stock Market Index Fund - Class I(1)
JNL/Mellon Utilities Sector Fund - Class A
JNL/Mellon Utilities Sector Fund - Class I
JNL/Mellon World Index Fund - Class A(1)
JNL/Mellon World Index Fund - Class I(1)
JNL/MFS Mid Cap Value Fund - Class A
JNL/MFS Mid Cap Value Fund - Class I
JNL/Morningstar Wide Moat Index Fund - Class A
JNL/Morningstar Wide Moat Index Fund - Class I
JNL/Neuberger Berman Commodity Strategy Fund - Class A
JNL/Neuberger Berman Strategic Income Fund - Class A
JNL/Neuberger Berman Strategic Income Fund - Class I
JNL/PIMCO Income Fund - Class A
JNL/PIMCO Income Fund - Class I
JNL/PIMCO Investment Grade Credit Bond Fund - Class A
JNL/PIMCO Investment Grade Credit Bond Fund - Class I
JNL/PIMCO Real Return Fund - Class A
JNL/PIMCO Real Return Fund - Class I
JNL/PPM America Floating Rate Income Fund - Class A
JNL/PPM America Floating Rate Income Fund - Class I
JNL/PPM America High Yield Bond Fund - Class A
JNL/PPM America High Yield Bond Fund - Class I
JNL/PPM America Total Return Fund - Class A
JNL/PPM America Total Return Fund - Class I
JNL/RAFI Fundamental U.S. Small Cap Fund - Class A
JNL/RAFI Fundamental U.S. Small Cap Fund - Class I
JNL/RAFI Multi-Factor U.S. Equity Fund - Class A
JNL/RAFI Multi-Factor U.S. Equity Fund - Class I
JNL/T. Rowe Price Balanced Fund - Class A
JNL/T. Rowe Price Capital Appreciation Fund - Class A
JNL/T. Rowe Price Capital Appreciation Fund - Class I
JNL/T. Rowe Price Established Growth Fund - Class A
JNL/T. Rowe Price Established Growth Fund - Class I
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
JNL/T. Rowe Price Short-Term Bond Fund - Class A

JNL/T. Rowe Price Short-Term Bond Fund - Class I
JNL/T. Rowe Price U.S. High Yield Fund - Class A
JNL/T. Rowe Price U.S. High Yield Fund - Class I
JNL/T. Rowe Price Value Fund - Class A
JNL/T. Rowe Price Value Fund - Class I
JNL/Vanguard Growth ETF Allocation Fund - Class A
JNL/Vanguard Growth ETF Allocation Fund - Class I
JNL/Vanguard Moderate ETF Allocation Fund - Class A
JNL/Vanguard Moderate ETF Allocation Fund - Class I
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I
JNL/WCM Focused International Equity Fund - Class A
JNL/WCM Focused International Equity Fund - Class I
JNL/Westchester Capital Event Driven Fund - Class A
JNL/Westchester Capital Event Driven Fund - Class I
JNL/WMC Balanced Fund - Class A
JNL/WMC Balanced Fund - Class I
JNL/WMC Equity Income Fund - Class A(1)
JNL/WMC Equity Income Fund - Class I(1)
JNL/WMC Global Real Estate Fund - Class A(1)
JNL/WMC Global Real Estate Fund - Class I(1)
JNL/WMC Government Money Market Fund - Class A
JNL/WMC Government Money Market Fund - Class I
JNL/WMC Value Fund - Class A
JNL/WMC Value Fund - Class I

Statements of assets and liabilities as of December 31, 2021, and the related statements of operations and changes in net assets for the period from April 26, 2021 (inception) to December 31, 2021.

JNL Bond Index Fund - Class I
JNL Emerging Markets Index Fund - Class I
JNL International Index Fund - Class I
JNL Mid Cap Index Fund - Class I
JNL Multi-Manager International Small Cap Fund - Class I
JNL Small Cap Index Fund - Class I
JNL/American Funds Bond Fund of America Fund - Class A
JNL/American Funds Bond Fund of America Fund - Class I
JNL/Baillie Gifford U.S. Equity Growth Fund - Class A
JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A

Statements of assets and liabilities as of December 31, 2021, and the related statements of operations for the year ended December 31, 2021 and changes in net assets for the year ended December 31, 2021 and for the period from April 27, 2020 (inception) to December 31, 2020.

JNL Multi-Manager Alternative Fund - Class I
JNL/Loomis Sayles Global Growth Fund - Class I
JNL/Lord Abbett Short Duration Income Fund - Class A
JNL/Lord Abbett Short Duration Income Fund - Class I
JNL/T. Rowe Price Balanced Fund - Class I

(1) See Note 1 to the financial statements for the former name of the Investment Division.

Jackson National Life Insurance
Company of New York

Financial Statements

For the years ended
December 31, 2021 and 2020

Report of Independent Registered Public Accounting Firm

To the Shareholder and Board of Directors
Jackson National Life Insurance Company of New York:

Opinion on the Financial Statements

We have audited the accompanying balance sheets of Jackson National Life Insurance Company of New York (the Company) as of December 31, 2021 and 2020, the related income statements and statements of comprehensive income, equity, and cash flows for each of the years in the three-year period ended December 31, 2021, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2021 and 2020, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2021, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Critical Audit Matter

The critical audit matter communicated below is a matter arising from the current period audit of the financial statements that was communicated or required to be communicated to the audit committee and that: (1) relates to accounts or disclosures that are material to the financial statements and (2) involved our especially challenging, subjective, or complex judgments. The communication of a critical audit matter does not alter in any way our opinion on the financial statements, taken as a whole, and we are not, by communicating the critical audit matter below, providing a separate opinion on the critical audit matter or on the accounts or disclosures to which it relates.

Liability for future policy benefits for certain variable annuity guarantees

As disclosed in Notes 4 and 8 to the financial statements, variable annuity contracts issued by the Company offer guaranteed minimum death benefits (GMDBs) and guaranteed minimum withdrawal benefits (GMWBs). The liability for the non-life contingent component of GMWBs is considered an embedded derivative and reported at fair value. The liability for GMDBs is measured in accordance with the measurement guidance for death and other insurance benefits. The Company estimates the liabilities for the GMDBs and non-life contingent component of the GMWBs using subjective judgments related to capital market assumptions, as well as actuarially determined assumptions related to expectations of future policyholder behavior. The Company regularly evaluates and updates these assumptions, causing adjustment to the estimated liability, if actual experience or other evidence suggests that earlier assumptions should be revised. As of December 31, 2021, the liability for the non-life contingent component of GMWBs was estimated to be $185.9 million in Notes 4 and 8 and the liability for GMDBs was estimated to be $56 million in Note 8. These liabilities are reported within reserves for future policy benefits and claims payable in the Company’s balance sheets.
We identified the evaluation of certain assumptions used to estimate the value of these liabilities as a critical audit matter. Due to the significant measurement uncertainty, this evaluation involved subjective auditor judgment and required specialized skills and knowledge related to the assumptions for mortality, benefit utilization, lapse, and discount rates for non-life contingent GMWB liabilities and mortality, lapse, fund performance, and discount rates for GMDB liabilities, collectively, assumptions.
1

The following are the primary procedures we performed to address this critical audit matter. With the assistance of actuarial professionals with specialized skills and industry knowledge, we evaluated the design and tested the operating effectiveness of certain internal controls over the Company’s development and selection of assumptions used in the estimation of these liabilities. We involved actuarial professionals with specialized skills and industry knowledge, who assisted in:

•evaluating the consistency of the Company’s methodology for estimating assumptions with U.S. generally accepted accounting principles and comparing the applied methodology with prior periods for consistency

•comparing the assumptions with the Company’s emerging experience or market trends and evaluating the reasonableness of assumptions where deviations from company experience or market trends were identified

•testing the Company’s estimate of the liability for the non-life contingent component of GMWBs and the liability for GMDBs and confirming the use of the Company’s assumptions by recalculating the estimated reserve for a selection of policies and comparing the results to the Company’s estimates

/s/ KPMG LLP

Dallas, Texas
March 25, 2022

We have served as the Company’s auditor since 1999.

2

Jackson National Life Insurance Company of New York
(a wholly-owned subsidiary of Jackson National Life Insurance Company)
Balance Sheets
(in thousands)

	December 31,
	2021	2020
Assets
Investments:
Debt Securities, available-for-sale, net of allowance for credit losses of nil and $6 at December 31, 2021 and 2020, respectively (amortized cost: 2021 $1,281,773; 2020 $1,268,007)	$1,331,076	$1,374,990
Policy loans	348	399
Total investments	1,331,424	1,375,389
Cash and cash equivalents	75,554	123,034
Accrued investment income	9,076	9,458
Deferred acquisition costs and sales inducements	47,964	40,028
Reinsurance recoverable	1,824,870	2,078,120
Income taxes receivable from Parent	283	6,190
Deferred income taxes, net	21,911	17,563
Separate account assets	17,730,900	15,306,544
Total assets	$21,041,982	$18,956,326

Liabilities and Equity
Liabilities
Reserves for future policy benefits and claims payable	341,413	559,213
Other contract holder funds	1,761,864	1,903,038
Payable to Parent	332,847	347,847
Deferred gain on reinsurance	121,464	145,757
Other liabilities	43,957	36,480
Separate account liabilities	17,730,900	15,306,544
Total liabilities	20,332,445	18,298,879

Commitments, Contingencies, and Guarantees (Note 10)

Equity
Common stock, $1,000 par value, 2,000 shares authorized, issued, and outstanding	2,000	2,000
Additional paid-in capital	187,924	187,924
Accumulated other comprehensive income, net of tax expense of $(919) in 2021 and $7,912 in 2020	32,125	64,645
Retained earnings	487,488	402,878
Total shareholder’s equity	709,537	657,447
Total liabilities and equity	$21,041,982	$18,956,326

See accompanying notes to financial statements.
3

Jackson National Life Insurance Company of New York
(a wholly-owned subsidiary of Jackson National Life Insurance Company)
Income Statements
(in thousands)

	For the Years Ended December 31,
	2021	2020	2019
Revenues
Fee income	$39,916	$33,182	$32,220
Premiums	67	69	(31)
Net investment income	42,872	43,117	45,027
Net realized gains (losses) on investments	3,546	1,173	2,361
Commission and expense allowance on reinsurance ceded	148,285	154,462	137,421
Amortization (deferral) of gain on reinsurance	24,293	24,293	24,293
Total revenues	258,979	256,296	241,291

Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	(16,791)	23,523	2,078
Interest credited on deposit liabilities	14,003	14,859	15,791
Operating costs and other expenses, net of deferrals	158,637	168,826	149,587
Amortization of deferred acquisition and sales inducement costs	17,452	(1,794)	6,702
Total benefits and expenses	173,301	205,414	174,158
Pretax income (loss)	85,678	50,882	67,133
Income tax expense (benefit)	1,068	(4,554)	(234)
Net income (loss)	$84,610	$55,436	$67,367
See accompanying notes to financial statements
4

Jackson National Life Insurance Company of New York
(a wholly-owned subsidiary of Jackson National Life Insurance Company)
Statements of Comprehensive Income
(in thousands)

	For the Years Ended December 31,
	2021	2020	2019

Net income (loss)	$84,610	$55,436	$67,367

Other comprehensive income (loss), net of tax:
Securities with no credit impairment net of tax expense (benefit) of: $(8,832), $8,636, and $9,485 for the years ended December 31, 2021, 2020 and 2019, respectively	(32,525)	31,317	35,682
Securities with credit impairment, net of tax expense (benefit) of: $1, $(5), and nil for the years ended December 31, 2021, 2020 and 2019, respectively	5	(18)	—
Total other comprehensive income (loss)	(32,520)	31,299	35,682
Comprehensive income (loss)	$52,090	$86,735	$103,049

See accompanying notes to financial statements

5

Jackson National Life Insurance Company of New York
(a wholly-owned subsidiary of Jackson National Life Insurance Company)
Statements of Equity
(in thousands)

			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Shareholder’s
	Stock	Capital	Income	Earnings	Equity
Balances as of December 31, 2018	$2,000	$187,924	$(2,336)	$280,075	$467,663

Net Income (loss)	—	—	—	67,367	67,367
Change in unrealized investment gains and losses, net of tax	—	—	35,682	—	35,682
Balances as of December 31, 2019	2,000	187,924	33,346	347,442	570,712

Net Income (loss)	—	—	—	55,436	55,436
Change in unrealized investment gains and losses, net of tax	—	—	31,299	—	31,299
Balances as of December 31, 2020	2,000	187,924	64,645	402,878	657,447

Net Income (loss)	—	—	—	84,610	84,610
Change in unrealized investment gains and losses, net of tax	—	—	(32,520)	—	(32,520)
Balances as of December 31, 2021	$2,000	$187,924	$32,125	$487,488	$709,537

See accompanying notes to financial statements

6

Jackson National Life Insurance Company of New York
(a wholly-owned subsidiary of Jackson National Life Insurance Company)
Statements of Cash Flows
(in thousands)

	Years Ended December 31,
	2021	2020	2019
Cash flows from operating activities:
Net income (loss)	$84,610	$55,436	$67,367
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized (gains) losses on investments	(3,546)	(1,173)	(2,361)
Interest credited on deposit liabilities, gross	34,614	35,188	39,137
Amortization of discount and premium on investments	853	558	(196)
Deferred income tax expense (benefit)	4,485	11,058	(1,382)
Change in:
Accrued investment income	382	(568)	486
Deferred acquisition costs and sales inducements	10,934	(7,970)	701
Income taxes receivable from/payable to Parent	5,907	(10,306)	5,075
Claims payable	(7,250)	36,866	(1,564)
Payable to (receivable from) Parent	(15,000)	88,287	(40,692)
Other assets and liabilities, net	23,393	(296,630)	(12,584)
Net cash provided by (used in) operating activities	139,382	(89,254)	53,987

Cash flows from investing activities:
Sales, maturities, and repayments of:
Fixed maturities	189,554	200,901	214,843
Equity Securities	—	—	97
Purchases of:
Fixed maturities	(200,794)	(338,884)	(196,415)
Other investing activities	54	(268)	(866)
Net cash provided by (used in) investing activities	(11,186)	(138,251)	17,659

Cash flows from financing activities:
Policyholders' account balances:
Deposits	1,469,675	1,344,009	1,246,555
Withdrawals	(1,593,332)	(1,205,117)	(1,253,608)
Net transfers from (to) separate accounts	(52,781)	64,703	(57,879)
Proceeds from (payments on) securities lending	762	—	—
Net cash provided by (used in) financing activities	(175,676)	203,595	(64,932)

Net increase (decrease) in cash and cash equivalents	(47,480)	(23,910)	6,714

Cash and cash equivalents, beginning of year	123,034	146,944	140,230
Cash and cash equivalents, end of year	$75,554	$123,034	$146,944

Supplemental Cash Flow Information
Income tax received from (paid to) Parent	$9,322	$5,305	$3,927

Non-cash investing activities
Debt securities acquired from exchanges, payments-in-kind, and similar transactions	$10,388	$10,634	$16,071

See accompanying notes to financial statements
7

1.    Business and Basis of Presentation

Jackson National Life Insurance Company of New York, (the “Company” or “Jackson-NY”) is wholly owned by Jackson National Life Insurance Company (“Jackson” or the “Parent”), a wholly owned subsidiary of Brooke Life Insurance Company (“Brooke Life”), which is wholly owned by the ultimate parent, Jackson Financial Inc. (“Jackson Financial”). Jackson-NY is licensed to sell group and individual annuity products (including immediate annuities, deferred fixed annuities and variable annuities), guaranteed investment contracts (“GICs”) and individual life insurance products, including variable universal life, in the states of New York, Delaware, and Michigan.

Other

We continue to closely monitor developments related to the COVID-19 pandemic. The COVID-19 pandemic has caused significant economic and financial turmoil both in the United States and around the world. These conditions could continue and could worsen in the future. The extent to which the COVID-19 pandemic impacts our business, results of operations, financial condition and cash flows will depend on future developments that are highly uncertain and cannot be predicted. The Company implemented business continuity plans that were already in place to ensure the availability of services for our customers, work at home capabilities for our employees, where appropriate, and other ongoing risk management activities. The Company has had employees, as needed or voluntarily, in our offices during this time, as permitted by local and state restrictions. During 2021, the Company rolled out a broader return to office plan for all employees.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). Certain amounts in the 2020 notes to consolidated financial statements have been reclassified to conform to the 2021 presentation.

Use of Estimates

The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions about future events that affect the amounts reported in the financial statements and the accompanying notes. Significant estimates or assumptions, as further discussed in the notes, include:

•Valuation of investments, including fair values of securities deemed to be in an illiquid market and the determination of when an impairment is necessary;
•Assumptions impacting estimated future gross profits, including policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs;
•Assumptions used in calculating policy reserves and liabilities, including policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates;
•Assumptions as to future earnings levels being sufficient to realize deferred tax benefits;
•Estimates related to expectations of credit losses on certain financial assets;
•Assumptions and estimates associated with the Company’s tax positions, including an estimate of the dividends received deduction, which impact the amount of recognized tax benefits recorded by the Company; and
•Value of guaranteed benefits.

These estimates and assumptions are based on management’s best estimates and judgments. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors deemed appropriate. As facts and circumstances dictate, these estimates and assumptions may be adjusted. Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the financial statements in the periods the estimates are changed.
8

2.    Summary of Significant Accounting Policies

The following table identifies our significant accounting policies presented in other Notes to Financial Statements:

Investments	Note 3
Fair Value Measurements	Note 4
Deferred Acquisition Costs and Deferred Sales Inducements	Note 5
Reinsurance	Note 6
Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds	Note 7
Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees	Note 8
Income Taxes	Note 9
Commitments, Contingencies, and Guarantees	Note 10
Accumulated Other Comprehensive Income	Note 14

Other Significant Accounting Policies

Cash and Cash Equivalents

Cash and cash equivalents primarily include money market instruments and bank deposits.

Revenue and Expense Recognition

Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished through provisions for future policy benefits and the deferral and amortization of certain acquisition costs.

Deposits on interest-sensitive life products and investment contracts, principally universal and variable universal contracts and deferred annuities, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the account value for mortality charges, surrenders, variable annuity benefit guarantees and administrative expenses. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting and other direct acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished through deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized when incurred.

Changes in Accounting Principles – Adopted in Current Year

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” The new guidance provides optional expedients for applying GAAP to contracts and other transactions affected by reference rate reform and is effective for contract modifications made between March 12, 2020 and December 31, 2022. If certain criteria are met, an entity will not be required to remeasure or reassess contracts impacted by reference rate reform. The practical expedient allowed by this standard was elected and will be applied prospectively by the Company as reference rate reform unfolds. The Company will continue to evaluate the impacts of reference rate reform on contract modifications and other transactions through December 31, 2022.

In October 2020, the FASB issued ASU No. 2020-08, “Codification Improvements to Subtopic 310-20, Receivables—Nonrefundable Fees and Other Costs,” which clarifies an entity’s accounting responsibilities related to callable debt securities. Effective January 1, 2021, the Company adopted ASU 2020-08, which did not have a material impact on the Company’s financial statements.

9

In December 2019, FASB issued ASU No. 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes,” which includes changes to the accounting for income taxes by eliminating certain exceptions to the approach for intra-period allocation, the methodology for calculating income taxes in an interim period, and the recognition of deferred tax liabilities for outside basis differences. The amendments also simplified other areas including the accounting for franchise taxes and enacted tax laws or rates and clarified the accounting for transactions that result in the step-up in the tax basis of goodwill. Effective January 1, 2021, the Company adopted ASU 2019-12, which did not have a material impact on the Company’s financial statements.

Changes in Accounting Principles – Issued but Not Yet Adopted

In August 2018, the FASB issued ASU 2018-12, “Targeted Improvements to the Accounting for Long Duration Contracts,” which includes changes to the existing recognition, measurement, presentation and disclosure requirements for long-duration contracts issued by an insurance entity. The amendments in ASU 2018-12 contain four significant changes: 1) for the calculation of the liability for future policy benefits of nonparticipating traditional and limited-payment insurance and reinsurance contracts, cash flow assumptions and discount rates will be required to be updated at least annually; 2) market risk benefits, a new term for certain contracts or features that provide for potential benefits in addition to the account balance which exposes the insurer to other than nominal market risk, will be measured at fair value; 3) deferred acquisition costs (“DAC”) will be amortized on a constant-level basis, independent of profitability; and 4) enhanced disclosures, including quantitative information in rollforwards for balance sheet accounts, as well as information about significant inputs, judgments, assumptions and methods used in measurement will be required. ASU No. 2018-12 is effective for fiscal years beginning after December 15, 2022, with required retrospective application to January 1, 2021, and early adoption is permitted. The Company has begun its implementation efforts and is currently assessing the impact of the new guidance and does not plan to early adopt. Given the nature and extent of the required changes, the adoption of this standard is expected to have a significant impact on the Company’s financial statements and disclosures. In addition to the initial balance sheet impact upon adoption, the Company also expects a change in the pattern of future profit emergence.

3.    Investments

Investments are comprised primarily of fixed-income securities, primarily publicly-traded corporate and government bonds, and asset-backed securities. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the amounts credited to the interest-sensitive liabilities and to earn a stable return on its investments.

Debt Securities

Debt securities consist primarily of bonds and asset-backed securities. Acquisition discounts and premiums on debt securities are amortized into investment income through call or maturity dates using the effective interest method. Discounts and premiums on asset-backed securities are amortized over the estimated redemption period. Certain asset-backed securities are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events. For these securities, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis.

Debt securities are generally classified as available-for-sale and are carried at fair value. For debt securities in an unrealized loss position, for which the Company deems an impairment necessary, the amortized cost may be written down to fair value through net realized gains (losses) on investments, or an allowance for credit loss (“ACL”) may be recorded along with a charge to net realized gains (losses) on investments.

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The following table sets forth the composition of the fair value of debt securities at December 31, 2021 and 2020, classified by rating categories as assigned by nationally recognized statistical rating organizations (“NRSRO”), the National Association of Insurance Commissioners (“NAIC”), or if not rated by such organizations, the Company’s affiliated investment advisor. The Company uses the second lowest rating by an NRSRO when NRSRO ratings are not equivalent and, for purposes of the table, if not otherwise rated by a NRSRO, the NAIC rating of a security is converted to an equivalent NRSRO-style rating. There were no investments rated by the Company’s investment advisor at December 31, 2021 or 2020.

	Percent of Total Debt Securities
	Carrying Value
	December 31,
Investment Rating	2021	2020
AAA	11.9%	12.5%
AA	6.7%	6.0%
A	30.2%	38.2%
BBB	48.3%	40.5%
Investment grade	97.1%	97.2%
BB	2.0%	2.0%
B and below	0.9%	0.8%
Below investment grade	2.9%	2.8%
Total debt securities	100.0%	100.0%

At December 31, 2021, based on ratings by NRSROs, of the total carrying value of debt securities in an unrealized loss position, 74% were investment grade, 2% were below investment grade and 24% were not rated. Unrealized losses on debt securities that were below investment grade or not rated were approximately 46% of the aggregate gross unrealized losses on available-for-sale debt securities.

At December 31, 2020, based on ratings by NRSROs, of the total carrying value of debt securities in an unrealized loss position, 42% were investment grade, 2% were below investment grade and 56% were not rated. Unrealized losses on debt securities that were below investment grade or not rated were approximately 87% of the aggregate gross unrealized losses on available-for-sale debt securities.

Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2021, the industries accounting for the largest percentage of unrealized losses included financial services (34% of corporate gross unrealized losses) and consumer goods (10%). As of December 31, 2020, the industries accounting for the larger percentage of unrealized losses included financial services (84%) and transportation (6%). The largest unrealized loss related to a single corporate obligor was $1.1 million at both December 31, 2021 and 2020.

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At December 31, 2021 and 2020, the amortized cost, gross unrealized gains and losses, fair value, and ACL of debt securities were as follows (in thousands):

		Allowance	Gross	Gross
	Amortized	for	Unrealized	Unrealized	Fair
December 31, 2021	Cost	Credit Loss	Gains	Losses	Value
U.S. government securities	$7,935	$—	$160	$—	$8,095
Other government securities	1,701	—	218	—	1,919
Public utilities	101,281	—	4,278	116	105,443
Corporate securities	958,311	—	40,795	4,601	994,505
Residential mortgage-backed	7,532	—	1,668	1	9,199
Commercial mortgage-backed	126,080	—	5,419	29	131,470
Other asset-backed securities	78,933	—	1,611	99	80,445
Total debt securities	$1,281,773	$—	$54,149	$4,846	$1,331,076

		Allowance	Gross	Gross
	Amortized	for	Unrealized	Unrealized	Fair
December 31, 2020	Cost	Credit Loss	Gains	Losses	Value
U.S. government securities	$15,860	$—	$1,082	$—	$16,942
Other government securities	1,832	—	317	—	2,149
Public utilities	103,456	—	9,601	—	113,057
Corporate securities	914,217	—	82,106	1,422	994,901
Residential mortgage-backed	13,088	6	1,631	—	14,713
Commercial mortgage-backed	140,797	—	10,687	90	151,394
Other asset-backed securities	78,757	—	3,096	19	81,834
Total debt securities	$1,268,007	$6	$108,520	$1,531	$1,374,990

The amortized cost, allowance for credit losses, gross unrealized gains and losses, and fair value of debt securities at December 31, 2021, by contractual maturity, are shown below (in thousands). Actual maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

		Allowance	Gross	Gross
	Amortized	for	Unrealized	Unrealized	Fair
	Cost	Credit Loss	Gains	Losses	Value
Due in 1 year or less	$60,731	$—	$683	$—	$61,414
Due after 1 year through 5 years	430,654	—	21,417	1,112	450,959
Due after 5 years through 10 years	508,444	—	22,816	2,647	528,613
Due after 10 years through 20 years	68,402	—	535	902	68,035
Due after 20 years	997	—	—	56	941
Residential mortgage-backed	7,532	—	1,668	1	9,199
Commercial mortgage-backed	126,080	—	5,419	29	131,470
Other asset-backed securities	78,933	—	1,611	99	80,445
Total	$1,281,773	$—	$54,149	$4,846	$1,331,076

Securities with a carrying value of $506 thousand and $529 thousand at December 31, 2021 and 2020, respectively, were on deposit with regulatory authorities, as required by law in various states in which business is conducted.

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Residential mortgage-backed securities (“RMBS”) include certain RMBS that are collateralized by residential mortgage loans and are neither explicitly nor implicitly guaranteed by U.S. government agencies (“non-agency RMBS”). The Company’s non-agency RMBS include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

		Allowance	Gross	Gross
	Amortized	for	Unrealized	Unrealized	Fair
December 31, 2021	Cost	Credit Loss	Gains	Losses	Value
Prime	$3,382	$—	$236	$—	$3,618
Alt-A	190	—	445	—	635
Subprime	2,356	—	870	1	3,225
Total non-agency RMBS	$5,928	$—	$1,551	$1	$7,478

		Allowance	Gross	Gross
	Amortized	for	Unrealized	Unrealized	Fair
December 31, 2020	Cost	Credit Loss	Gains	Losses	Value
Prime	$5,574	$6	$294	$—	$5,862
Alt-A	1,469	—	444	—	1,913
Subprime	3,403	—	659	—	4,062
Total non-agency RMBS	$10,446	$6	$1,397	$—	$11,837

The Company defines its exposure to non-agency residential mortgage loans as follows:

•Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers.
•Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates.
•Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 660 or lower.

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The following table summarizes the number of securities, fair value and the gross unrealized losses of debt securities, aggregated by investment category and length of time that individual debt securities have been in a continuous loss position (dollars in thousands):

	December 31, 2021			December 31, 2020
	Less than 12 months			Less than 12 months
	Gross	Fair Value		Gross	Fair Value
	Unrealized		# of	Unrealized		# of
	Losses		securities	Losses		securities
Public utilities	$116	$12,596	6	$—	$—	—
Corporate securities	3,056	198,624	97	1,361	23,620	10
Residential mortgage-backed	1	790	1	—	522	2
Commercial mortgage-backed	29	3,703	4	90	10,182	6
Other asset-backed securities	99	33,734	22	19	4,657	4
Total temporarily impaired securities	$3,301	$249,447	130	$1,470	$38,981	22

	12 months or longer			12 months or longer
	Gross	Fair Value		Gross	Fair Value
	Unrealized		# of	Unrealized		# of
	Losses		securities	Losses		securities
Public utilities	—	—	—	—	—	—
Corporate securities	$1,545	$10,952	$5	$61	$923	$1
Residential mortgage-backed	—	7	1	—	7	1
Commercial mortgage-backed	—	—	—	—	—	—
Other asset-backed securities	—	—	—	—	—	—
Total temporarily impaired securities	$1,545	$10,959	6	$61	$930	2

	Total			Total
	Gross	Fair Value		Gross	Fair Value
	Unrealized		# of	Unrealized		# of
	Losses		securities	Losses		securities
Public utilities	$116	$12,596	6	$—	$—	—
Corporate securities	4,601	209,576	102	1,422	24,543	11
Residential mortgage-backed	1	797	2	—	529	3
Commercial mortgage-backed	29	3,703	4	90	10,182	6
Other asset-backed securities	99	33,734	22	19	4,657	4
Total temporarily impaired securities	$4,846	$260,406	136	$1,531	$39,911	24

Debt securities in an unrealized loss position as of December 31, 2021 did not require an impairment recognized in earnings as the Company did not intend to sell these debt securities, it is not more likely than not that the Company will be required to sell these securities before recovery of their amortized cost basis, and the difference in the fair value compared to the amortized cost was due to factors other than credit loss. Based upon this evaluation, the Company believes it has the ability to generate adequate amounts of cash from normal operations to meet cash requirements with a reasonable margin of safety without requiring the sale of impaired securities.

As of December 31, 2021, unrealized losses associated with debt securities are primarily due to widening credit spreads or rising risk-free rates since purchase. The Company performed a detailed analysis of the financial performance of the underlying issues in an unrealized loss position and determined that recovery of the entire amortized cost of each impaired security is expected. In addition, mortgage-backed and asset-backed securities were assessed for credit impairment using a cash flow model that incorporates key assumptions including default rates, severities, and prepayment rates. The Company estimated losses for a security by forecasting the underlying loans in each transaction. The forecasted loan performance was used to project cash flows to the various tranches in the structure, as applicable. The forecasted cash flows also considered, as applicable, independent industry analyst reports and forecasts, and other independent market data. Based upon this assessment of the expected credit losses of the security given the performance of the underlying collateral compared to subordination or other credit enhancement, the Company expects to recover the entire amortized cost of each impaired security.
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Evaluation of Available-for-Sale Debt Securities for Credit Loss

For debt securities in an unrealized loss position, management first assesses whether the Company has the intent to sell, or whether it is more likely than not it will be required to sell the security before the amortized cost basis is fully recovered. If either criteria is met, the amortized cost is written down to fair value through net realized gains (losses) on investments as an impairment.

Debt securities in an unrealized loss position for which the Company does not have the intent to sell or is not more likely than not to sell the security before recovery to amortized cost are further evaluated to determine if the cause of the decline in fair value resulted from credit losses or other factors, which includes estimates about the operations of the issuer and future earnings potential.

The credit loss evaluation may consider the extent to which the fair value is below amortized cost; changes in ratings of the security; whether a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness; judgments about an obligor’s current and projected financial position; an issuer’s current and projected ability to service and repay its debt obligations; the existence of, and realizable value of, any collateral backing the obligations; and the macro-economic and micro-economic outlooks for specific industries and issuers.

In addition to the above, the credit loss review of investments in asset-backed securities includes the review of future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments. These estimated cash flows are developed using available performance indicators from the underlying assets including current and projected default or delinquency rates, levels of credit enhancement, current subordination levels, vintage, expected loss severity and other relevant characteristics. These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against third-party sources.

For mortgage-backed securities, credit losses are assessed using a cash flow model that estimates the cash flows on the underlying mortgages, using the security-specific collateral characteristics and transaction structure. The model estimates cash flows from the underlying mortgage loans and distributes those cash flows to various tranches of securities, considering the transaction structure and any subordination and credit enhancements existing in that structure. The cash flow model incorporates actual cash flows on the mortgage-backed securities through the current period and then projects the remaining cash flows using a number of assumptions, including prepayment timing, default rates and loss severity. Specifically, for prime and Alt-A RMBS, the assumed default percentage is dependent on the severity of delinquency status, with foreclosures and real estate owned receiving higher rates, but also includes the currently performing loans. These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against other third-party sources. In addition, these estimates are extrapolated along a default timing curve to estimate the total lifetime pool default rate.

When a credit loss is determined to exist and the present value of cash flows expected to be collected is less than the amortized cost of the security, an allowance for credit loss is recorded along with a charge to net realized gains (losses) on investments, limited by the amount that the fair value is less than amortized cost. Any remaining unrealized loss after recording the allowance for credit loss is the non-credit amount and is recorded to other comprehensive income.

The allowance for credit loss for specific debt securities may be increased or reversed in subsequent periods due to changes in the assessment of the present value of cash flows that are expected to be collected. Any changes to the allowance for credit loss is recorded as a provision for (or reversal of) credit loss expense in net realized gains (losses) on investments.

When all, or a portion, of a security is deemed uncollectible, the uncollectible portion is written-off with an adjustment to amortized cost and a corresponding reduction to the allowance for credit losses.

Accrued interest receivables are presented separate from the amortized cost basis of debt securities. Accrued interest receivables that are determined to be uncollectible are written off with a corresponding reduction to net investment income. No accrued interest was written off during the years ended December 31, 2021 and 2020.

15

The rollforward of the allowance for credit loss for available-for-sale securities by sector is as follows (in thousands):

December 31, 2021	US government securities	Other government securities	Public utilities	Corporate securities	Residential mortgage-backed	Commercial mortgage-backed	Other asset-backed securities	Total (2)
Balance at January 1, 2021	$—	$—	$—	$—	$6	$—	$—	$6
Additions for which credit loss was not previously recorded	—	—	—	—	—	—	—	—
Changes for securities with previously recorded credit loss	—	—	—	—	—	—	—	—
Additions for purchases of PCD debt securities (1)	—	—	—	—	—	—	—	—
Reductions from charge-offs	—	—	—	—	—	—	—	—
Reductions for securities disposed	—	—	—	—	(6)	—	—	(6)
Securities intended/required to be sold before recovery of amortized cost basis	—	—	—	—	—	—	—	—
Balance at December 31, 2021	$—	$—	$—	$—	$—	$—	$—	$—

December 31, 2020	US government securities	Other government securities	Public utilities	Corporate securities	Residential mortgage-backed	Commercial mortgage-backed	Other asset-backed securities	Total (2)
Balance at January 1, 2020	$—	$—	$—	$—	$—	$—	$—	$—
Additions for which credit loss was not previously recorded	—	—	—	—	12	—	—	12
Changes for securities with previously recorded credit loss	—	—	—	—	(6)	—	—	(6)
Additions for purchases of PCD debt securities (1)	—	—	—	—	—	—	—	—
Reductions from charge-offs	—	—	—	—	—	—	—	—
Reductions for securities disposed	—	—	—	—	—	—	—	—
Securities intended/required to be sold before recovery of amortized cost basis	—	—	—	—	—	—	—	—
Balance at December 31, 2020	$—	$—	$—	$—	$6	$—	$—	$6

(1) Represents purchased credit-deteriorated ("PCD") fixed maturity available-for-sale securities.
(2) Accrued interest receivable on debt securities totaled $9.1 million and $9.4 million as of December 31, 2021 and 2020, respectively, and was excluded from the determination of credit losses for the years ended December 31, 2021 and 2020.

Net Investment Income

The sources of net investment income were as follows (in thousands):

	Years Ended December 31,
	2021	2020	2019
Debt securities	$44,149	$43,724	$44,862
Equity securities	—	—	5
Policy loans	26	28	27
Other investment income	598	880	1,569
Total investment income	44,773	44,632	46,463

Investment expenses (1)	(1,901)	(1,515)	(1,436)
Net investment income	$42,872	$43,117	$45,027
(1) Includes investment software expense, custodial fees, other bank fees, and other investment-related expenses.

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Investment income is not accrued on securities in default and otherwise where the collection is uncertain. In these cases, receipts of interest on such securities are used to reduce the cost basis of the securities.

Unrealized gains (losses) included in investment income that were recognized on equity securities held were nil for the years ended December 31, 2021, 2020 and 2019, respectively.

Net Realized Gains (Losses) on Investments

Realized gains and losses on sales of investments are recognized in income at the date of sale and are determined using the specific cost identification method.

The following table summarizes net realized gains (losses) on investments (in thousands):

	Years Ended December 31,
	2021	2020	2019
Available-for-sale securities
Realized gains on sale	$3,783	$4,668	$3,483
Realized losses on sale	(246)	(3,338)	(1,077)
Credit loss income (expense)	6	(6)	—
Gross impairments	—	(154)	(45)
Other	3	3	—
Total net realized gains (losses) on investments	$3,546	$1,173	$2,361

The aggregate fair value of securities sold at a loss for the years ended December 31, 2021, 2020 and 2019 was $14.1 million, $15.1 million and $23.6 million, which was approximately 98%, 82% and 96% of book value, respectively.

Proceeds from sales of available-for-sale debt securities were $62.6 million, $98.1 million and $98.4 million during the years ended December 31, 2021, 2020 and 2019, respectively.

There are inherent uncertainties in assessing the fair values assigned to the Company’s investments. The Company’s reviews of net present value and fair value involve several criteria including economic conditions, credit loss experience, other issuer-specific developments and estimated future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the financial statements, unrealized losses currently reported in accumulated other comprehensive income may be recognized in the income statements in future periods.

The Company currently has no intent to sell securities with unrealized losses considered to be temporary until they mature or recover in value and believes that it has the ability to do so. However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity or recovery and realize a loss.

Policy loans

Policy loans are loans the Company issues to contract holders that use the cash surrender value of their life insurance policy or annuity contract as collateral. Policy loans are carried at the unpaid principal balance.

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Securities Lending

The Company has entered into securities lending agreements with agent banks whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2021 and 2020, the estimated fair value of loaned securities was $735 thousand and $1 thousand, respectively. The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to these programs, the financial condition of counterparties is monitored on a regular basis. At December 31, 2021 and 2020, cash collateral received in the amount of $763 thousand and $1 thousand, respectively, was invested by the agent banks and included in cash and cash equivalents of the Company. A securities lending payable for the overnight and continuous loans is included in liabilities in the amount of cash collateral received. Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported as net investment income.

4.    Fair Value Measurements

Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All financial assets and liabilities measured at fair value are required to be classified into one of the following categories:

Level 1
Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include U.S. Treasury securities and exchange traded equity securities.

Level 2
Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities that are model priced using observable inputs are classified within Level 2.

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Embedded derivatives that are valued using unobservable inputs are included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company determines the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate. When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument. At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments. In such instances, there may be no or limited observable market data for these assets and liabilities. Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors. These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ materially from the values that would have been used had an active market existed. As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

18

The following table summarizes the fair value and carrying value of Jackson-NY’s financial instruments (in thousands):

		December 31, 2021		December 31, 2020
		Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
	Debt securities	$1,331,076	$1,331,076	$1,374,990	$1,374,990
	Policy loans	348	348	399	399
	Cash and cash equivalents	75,554	75,554	123,034	123,034
	Reinsurance recoverable, net (1)	1,374,337	2,188,451	1,671,755	2,404,198
	Separate account assets	17,730,900	17,730,900	15,306,544	15,306,544

Liabilities
	Annuity reserves (2)	$1,893,634	$2,822,279	$2,248,453	$3,076,282
	Securities lending payable	763	763	1	1
	Separate account liabilities	17,730,900	17,730,900	15,306,544	15,306,544

(1)	Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the guaranteed minimum withdrawal benefits (“GMWB”) and guaranteed minimum income benefits (“GMIB”) reinsurance and variable annuity general account reinsurance agreements.
(2)	Annuity reserves represent only the components of other contract holder funds and reserves for future policy benefits and claims payable that are considered to be financial instruments.

The following is a discussion of the methodologies used to determine fair values of the financial instruments measured on a recurring basis reported in the following tables.

Debt Securities

The fair values for debt securities are determined using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available. Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums, and/or estimated cash flows based on default and prepayment assumptions.

As a result of typical trading volumes and the lack of specific quoted market prices for most debt securities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and broker-dealers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates. Certain securities are priced using broker-dealer quotes, which may utilize proprietary inputs and models. Additionally, the majority of these quotes are non-binding.

Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral. Actual prepayment experience may vary from these estimates.

Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These fair value estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument. For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information and, therefore, represent Level 3 inputs.

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The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and ongoing review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes. In addition, the Company considers whether prices received from independent broker-dealers represent a reasonable estimate of fair value through the use of internal and external cash flow models, which are developed based on spreads and, when available, market indices. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party may be adjusted accordingly.

For those securities that were internally valued at December 31, 2021 and 2020, the pricing model used by the Company utilizes current spread levels of similarly rated securities to determine the market discount rate for the security.  Furthermore, appropriate risk premiums for illiquidity and non-performance are incorporated in the discount rate.  Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions, are discounted to determine an estimated fair value.

On an ongoing basis, the Company reviews the independent pricing services’ valuation methodologies and related inputs, and evaluates the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy distribution based upon trading activity and the observability of market inputs. Based on the results of this evaluation, each price is classified into Level 1, 2, or 3. Most prices provided by independent pricing services, including broker quotes, are classified into Level 2 due to their use of market observable inputs.

Cash and Cash Equivalents

Cash and cash equivalents primarily include money market instruments and bank deposits. Certain money market instruments are valued using unadjusted quoted prices in active markets and are classified as Level 1.

Reinsurance Recoverable

Reinsurance recoverable includes ceded amounts related to variable annuity guaranteed benefit reserves. Certain ceded guaranteed benefit reserves are carried at fair value, as discussed below.

Separate Account Assets

Separate account assets are comprised of investments in mutual funds that transact regularly, but do not trade in active markets as they are not publicly available, and are categorized as Level 2 assets.

Variable Annuity Guarantees

Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal, and income benefits. Certain benefits, primarily non-life contingent GMWBs and the reinsurance recoverable on the Company’s GMIBs, are recorded at fair value. Guaranteed benefits that are not subject to fair value accounting are accounted for as insurance benefits. The Company discontinued offering the GMIB in 2009.

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Non-life contingent components of GMWBs are recorded at fair value with changes in fair value recorded in death, other policy benefits and change in policy reserves. The fair value of the reserve is based on the expectations of future benefit payments and certain future fees associated with the benefits. At the inception of the contract, the Company attributes to the embedded derivative a portion of rider fees collected from the contract holder, which is then held static in future valuations. Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid under the guaranteed benefit at the inception of the contract. In subsequent valuations, both the present value of future benefits and the present value of attributed fees are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative. The ceded reserves for these products are calculated based on the assuming company’s share of the direct reserve. Thus, when unfavorable equity market movements cause declines in the contract holder’s account value relative to the guarantee benefit, the valuation of future expected claims would generally increase relative to the measurement performed at the inception of the contract, resulting in an increase in the fair value of the embedded derivative liability (and vice versa).

Jackson-NY’s GMIB book is reinsured through an unrelated party, and due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value, with changes in fair value recorded in death, other policy benefits and change in policy reserves. Due to the inability to economically reinsure or hedge new issues of the GMIB, the Company discontinued offering the benefit in 2009.

Fair values for direct and ceded GMWB and guaranteed minimum withdrawal benefits for life (“GMWB for Life”) embedded derivatives, as well as GMIB reinsurance recoverables, are calculated using internally developed models because active, observable markets do not exist for those guaranteed benefits.

The fair value calculation is based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts. Estimating these cash flows requires numerous estimates and subjective judgments related to capital market inputs, as well as actuarially determined assumptions related to expectations concerning policyholder behavior. Capital market inputs include expected market rates of return, market volatility, correlations of market index returns to funds, fund performance and discount rates. The more significant actuarial assumptions include benefit utilization by policyholders, lapse, mortality, and withdrawal rates. Estimates of future policyholder behavior are subjective and are based primarily on the Company’s experience and that of its Parent. Best estimate assumptions plus risk margins are used as applicable.

At each valuation date, the fair value calculation reflects expected returns based on the greater of LIBOR swap rates and constant maturity treasury rates as of that date to determine the value of expected future cash flows produced in a stochastic process. Volatility assumptions are based on a weighting of available market data for implied market volatility for durations up to 10 years, grading to a historical volatility level by year 15, where such long-term historical volatility levels contain an explicit risk margin. Additionally, non-performance risk is incorporated into the calculation through the use of discount rates based on a blend of yields on similarly rated peer debt and yields on Jackson Financial debt (adjusted to operating company levels).

As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

The use of the models and assumptions described above requires a significant amount of judgment. Management believes the aggregation of each of these components results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance. However, the ultimate settlement amount of the asset or liability, which is currently unknown, could likely be significantly different than the fair value.

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Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables summarize the Company’s assets and liabilities that are carried at fair value by hierarchy levels (in thousands):

	December 31, 2021
	Total	Level 1	Level 2	Level 3
Assets
Debt securities:
U.S. government securities	$8,095	$8,095	$—	$—
Other government securities	1,919	—	1,919	—
Public utilities	105,443	—	105,443	—
Corporate securities	994,505	—	994,505	—
Residential mortgage-backed	9,199	—	9,199	—
Commercial mortgage-backed	131,470	—	131,470	—
Other asset-backed securities	80,445	—	80,445	—
Cash and cash equivalents	75,554	75,554	—	—
Reinsurance recoverable, net (1)	180,518	—	—	180,518
Separate account assets	17,730,900	—	17,730,900	—
Total	$19,318,048	$83,649	$19,053,881	$180,518

Liabilities
Embedded derivative liability (2)	185,911	—	—	185,911

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.
(2) Represents the embedded derivative liability related to GMWB reserves included in reserves for future policy benefits and claims payable.

	December 31, 2020
	Total	Level 1	Level 2	Level 3
Assets
Debt securities:
U.S. government securities	$16,942	$16,942	$—	$—
Other government securities	2,149	—	2,149	—
Public utilities	113,057	—	113,057	—
Corporate securities	994,901	—	994,901	—
Residential mortgage-backed	14,713	—	14,713	—
Commercial mortgage-backed	151,394	—	151,394	—
Other asset-backed securities	81,834	—	81,834	—
Cash and cash equivalents	123,034	123,034	—	—
Reinsurance recoverable, net (1)	373,878	—	—	373,878
Separate account assets	15,306,544	—	15,306,544	—
Total	$17,178,446	$139,976	$16,664,592	$373,878

Liabilities
Embedded derivative liability (2)	397,311	—	—	397,311

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.
(2) Represents the embedded derivative liability related to GMWB reserves included in reserves for future policy benefits and claims payable.

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Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

Level 3 Assets and Liabilities by Price Source

The table below presents the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources (in thousands):

	December 31, 2021
	Total	Internal	External
Assets
Reinsurance recoverable, net(1)	$180,518	$180,518	$—
Liabilities
Embedded derivative liability(2)	$185,911	$185,911	$—

	December 31, 2020
	Total	Internal	External
Assets
Reinsurance recoverable, net(1)	$373,878	$373,878	$—
Liabilities
Embedded derivative liability(2)	$397,311	$397,311	$—

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.
(2) Includes the embedded derivatives related to GMWB reserves.

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Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities

The table below presents quantitative information on significant internally-priced Level 3 assets and liabilities (in thousands):

As of December 31, 2021
	Fair Value	Valuation Technique(s)	Significant Unobservable Input(s)	Assumption or Input Range	Impact of Increase in Input on Fair Value
Assets
Reinsurance recoverable, net	$180,518	Discounted	Mortality(1)	0.01% - 23.42%	Decrease
		cash flow	Lapse(2)	3.30% - 9.00%	Decrease
			Utilization(3)	0.00% - 20.00%	Increase
			Withdrawal(4)	3.75% - 4.50%	Increase
			Nonperformance risk(5)	0.11% - 1.50%	Decrease
			Long-term Equity Volatility(6)	18.50% - 22.06%	Increase

Liabilities
Embedded derivative liabilities	$185,911	Discounted	Mortality(1)	0.04% - 21.45%	Decrease
		Cash flow	Lapse(2)	0.20% - 30.90%	Decrease
			Utilization(3)	5.00% - 100.00%	Increase
			Withdrawal(4)	58.00% - 97.00%	Increase
			Nonperformance risk(5)	0.11% - 1.50%	Decrease
			Long-term Equity Volatility(6)	18.50% - 22.06%	Increase

(1) Mortality rates vary by attained age, tax qualification status, GMWB benefit election, and duration. The range displayed reflects ages from the minimum issue age for the benefit through age 95, which corresponds to the typical maturity age. A mortality improvement assumption is also applied.

(2) Base lapse rates vary by contract-level factors, such as product type, surrender charge schedule and optional benefits election. Lapse rates are further adjusted based on the degree to which a guaranteed benefit is in-the-money, with lower lapse applying when contracts are more in-the-money. Lapse rates are also adjusted to reflect lower lapse expectations when GMWB benefits are utilized.

(3) The utilization rate represents the expected percentage of contracts that will utilize the benefit through annuitization (GMIB) or commencement of withdrawals (GMWB). Utilization may vary by benefit type, attained age, duration, tax qualification status, benefit provision, and moneyness.

(4) The withdrawal rate represents the utilization rate of the contract’s free partial withdrawal provision (GMIB) or the percentage of annual withdrawal assumed relative to the maximum allowable withdrawal amount (GMWB). Withdrawal rates on contracts with a GMIB vary based on the product type and duration. Withdrawal rates on contracts with a GMWB vary based on attained age, tax qualification status, GMWB type and GMWB benefit provisions.

(5) Nonperformance risk spread varies by duration.
(6) Long-term equity volatility represents the equity volatility beyond the period for which observable equity volatilities are available.

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As of December 31, 2020
	Fair Value	Valuation Technique(s)	Significant Unobservable Input(s)	Assumption or Input Range	Impact of Increase in Input on Fair Value
Assets
Reinsurance recoverable, net	$373,878	Discounted	Mortality(1)	0.01% - 23.52%	Decrease
		cash flow	Lapse(2)	3.30% - 9.20%	Decrease
			Utilization(3)	0.00% - 20.00%	Increase
			Withdrawal(4)	3.75% - 4.50%	Increase
			Nonperformance risk(5)	0.33% - 1.57%	Decrease
			Long-term Equity Volatility(6)	18.50% - 22.47%	Increase

Liabilities
Embedded derivative liabilities	$397,311	Discounted	Mortality(1)	0.04% - 21.53%	Decrease
		cash flow	Lapse(2)	0.20% - 30.30%	Decrease
			Utilization(3)	5.00% - 100.00%	Increase
			Withdrawal(4)	56.00% - 95.00%	Increase
			Nonperformance risk(5)	0.33% - 1.57%	Decrease
			Long-term Equity Volatility(6)	18.50% - 22.47%	Increase

(1) Mortality rates vary by attained age, tax qualification status, GMWB benefit election, and duration. The range displayed reflects ages from the minimum issue age for the benefit through age 95, which corresponds to the typical maturity age. A mortality improvement assumption is also applied.

(2) Base lapse rates vary by contract-level factors, such as product type, surrender charge schedule and optional benefits election. Lapse rates are further adjusted based on the degree to which a guaranteed benefit is in-the-money, with lower lapse applying when contracts are more in-the-money. Lapse rates are also adjusted to reflect lower lapse expectations when GMWB benefits are utilized.

(3) The utilization rate represents the expected percentage of contracts that will utilize the benefit through annuitization (GMIB) or commencement of withdrawals (GMWB). Utilization may vary by benefit type, attained age, duration, tax qualification status, benefit provision, and moneyness.

(4) The withdrawal rate represents the utilization rate of the contract’s free partial withdrawal provision (GMIB) or the percentage of annual withdrawal assumed relative to the maximum allowable withdrawal amount (GMWB). Withdrawal rates on contracts with a GMIB vary based on the product type and duration. Withdrawal rates on contracts with a GMWB vary based on attained age, tax qualification status, GMWB type and GMWB benefit provisions.

(5) Nonperformance risk spread varies by duration.
(6) Long-term equity volatility represents the equity volatility beyond the period for which observable equity volatilities are available.

Sensitivity to Changes in Unobservable Inputs

The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement for the assets and liabilities reflected in the table above.

The GMIB reinsurance recoverable fair value calculation is based on the present value of future cash flows comprised of future expected reinsurance benefit receipts, less future attributed premium payments to reinsurers, over the lives of the contracts. Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior and long-term market volatility. The more significant policyholder behavior actuarial assumptions include benefit utilization, fund allocation, lapse, and mortality.

Embedded derivative liabilities classified in Level 3 represent the fair value of GMWB liabilities.  These fair value calculations are based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts.  Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior and long-term market volatility.  The more significant policyholder behavior actuarial assumptions include benefit utilization, fund allocation, lapse, and mortality.

GMWB reinsurance recoverable fair value calculations are based on the assuming Company’s share of the direct reserve, which is described above. The more significant actuarial assumptions include benefit utilization, fund allocation, lapse, mortality, and long-term market volatility.

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The tables below provide rollforwards for 2021 and 2020 of the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement (in thousands). Gains and losses in the table below include changes in fair value due partly to observable and unobservable factors.

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,	Transfers	Fair Value
	as of		Other	Issuances	in and/or	as of
	January 1,	Net	Comprehensive	and	out of	December 31,
	2021	Income	Income	Settlements	Level 3	2021
Assets
Reinsurance recoverable, net (1)	$373,878	$(193,360)	$—	$—	$—	$180,518

Liabilities
Embedded derivative liabilities	$(397,311)	$211,400	$—	$—	$—	$(185,911)

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,	Transfers	Fair Value
	as of		Other	Issuances	in and/or	as of
	January 1,	Net	Comprehensive	and	out of	December 31,
	2020	Income	Income	Settlements	Level 3	2020
Assets
Reinsurance recoverable, net (1)	$191,397	$182,481	$—	$—	$—	$373,878

Liabilities
Embedded derivative liabilities	$(197,068)	$(200,243)	$—	$—	$—	$(397,311)

(1)	Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.
There were no transfers between Level 2 and Level 3 in 2021 or 2020. In addition, there were no transfers between Level 1 and 2 of the fair value hierarchy in 2021 or 2020.

Fair Value of Financial Instruments Carried at Other Than Fair Value

The following is a discussion of the methodologies used to determine fair values of the financial instruments measured on a nonrecurring basis reported in the following table.

Policy Loans

Policy loans are funds provided to policyholders in return for a claim on the policies values and function like demand deposits which are redeemable upon repayment, death or surrender, and there is only one market price at which the transaction could be settled – the then current carrying value. The funds provided are limited to the cash surrender value of the underlying policy. The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy. Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy. Due to the collateralized nature of policy loans and unpredictable timing of payments, the Company believes the carrying value of policy loans approximates fair value and have been classified as Level 3 within the fair value hierarchy.

Reinsurance recoverable

Reinsurance recoverable includes ceded amounts related to variable annuity general account fund balances. Fair values of general account fund balances are determined using projected future cash flows discounted at current market rates, and are classified as Level 3.

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Other Contract Holder Funds

Fair values for immediate annuities without mortality features are derived by discounting the future estimated cash flows using current market interest rates for similar maturities. Fair values for deferred annuities are determined using projected future cash flows discounted at current market interest rates.

Securities Lending Payable

The Company’s securities lending payable, which is included in other liabilities, is set equal to the cash collateral received. Due to the short-term nature of the loans, carrying value is a reasonable estimate of fair value and is classified as Level 2.

Separate Account Liabilities

The values of separate account liabilities are set equal to the values of separate account assets, which are comprised of investments in mutual funds that transact regularly, but do not trade in active markets as they are not publicly available, and, are categorized as Level 2.

The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value (in thousands):

	December 31, 2021
		Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
Assets
Policy loans	$348	$348	$—	$—	$348
Reinsurance recoverable, net (1)	1,193,819	2,007,933	—	—	2,007,933

Liabilities
Annuity reserves (2)	$1,707,723	$2,636,368	$—	$—	$2,636,368
Securities lending payable	763	763	—	763	—
Separate Account Liabilities (3)	17,730,900	17,730,900	—	17,730,900	—

	December 31, 2020
		Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
Assets
Policy loans	$399	$399	$—	$—	$399
Reinsurance recoverable, net (1)	1,297,877	2,030,320	—	—	2,030,320

Liabilities
Annuity reserves (2)	$1,851,142	$2,678,971	$—	$—	$2,678,971
Securities lending payable	1	1	—	1	—
Separate Account Liabilities (3)	15,306,544	15,306,544	—	15,306,544	—

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the variable annuity general account reinsurance agreement.
(2) Annuity reserves represent only the components of other contract holder funds that are considered to be financial instruments.
(3) The values of separate account liabilities are set equal to the values of separate account assets.

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5.    Deferred Acquisition Costs and Deferred Sales Inducements

Deferred Acquisition Costs

Under current accounting guidance, certain costs that are directly related to the successful acquisition of new or renewal insurance business are capitalized as deferred acquisition costs. These costs primarily pertain to commissions and certain costs associated with policy issuance and underwriting. All other acquisition costs are expensed as incurred.

Deferred acquisition costs are increased by interest thereon and amortized into income in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits, including net realized gains (losses) on investments, for annuities and interest-sensitive life products. Due to volatility of certain factors that affect gross profits, including net realized gains (losses) on investments, amortization may be a benefit or a charge in any given period. In the event of negative amortization, the related deferred acquisition cost balance is capped at the initial amount capitalized, plus interest. Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed.

As available-for-sale debt securities are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in net unrealized gains (losses) on available-for-sale debt securities, net of applicable tax, is credited or charged directly to equity as a component of other comprehensive income. At December 31, 2021 and 2020, deferred acquisition costs decreased by $15.0 million and $33.3 million, respectively, to reflect this adjustment.

For variable annuity business, the Company employs a mean reversion methodology that is applied with the objective of adjusting the amortization of deferred acquisition costs that would otherwise be highly volatile due to fluctuations in the level of future gross profits arising from changes in equity market levels. The mean reversion methodology achieves this objective by applying a dynamic adjustment to the assumption for short-term future investment returns. Under this methodology, the projected returns for the next five years are set such that, when combined with the actual returns for the current and preceding two years, the average rate of return over the eight-year period is 7.15% for 2021 and 2020, after external investment management fees. The mean reversion methodology does, however, include a cap and a floor of 15% and 0% per annum, respectively, on the projected return for each of the next five years. At December 31, 2021 and 2020, projected returns under mean reversion were within the range bound by the 15% cap and 0% floor. At both December 31, 2021 and 2020, projected returns after the next five years were set at 7.15%.

Deferred acquisition costs are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable is written off with a charge through deferred acquisition cost amortization. No such write-offs were required for 2021, 2020, and 2019.

The balances of, and changes, in deferred acquisition costs were as follows (in thousands):

	Years Ended December 31,
	2021	2020	2019
Balance, beginning of period	$39,199	$48,322	$71,338
Deferrals of acquisition costs	6,630	6,149	5,964
Amortization	(17,265)	1,992	(6,450)
Unrealized investment losses (gains)	18,093	(17,264)	(22,530)
Balance, end of period	$46,657	$39,199	$48,322

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Actuarial Assumption Changes (Unlocking)

Annually, or as circumstances warrant, the Company conducts a comprehensive review of the assumptions used for its estimates of future gross profits underlying the amortization of deferred acquisition costs and deferred sales inducements, as well as the valuation of the embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees. These assumptions include, but may not be limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates. Based on this review, the cumulative balances of deferred acquisition costs, deferred sales inducements and life and annuity guaranteed benefit reserves are adjusted with a corresponding benefit or charge to net income.

Deferred Sales Inducements

Certain sales inducement costs that are directly related to the successful acquisition of new or renewal insurance business are capitalized as deferred sales inducement costs (“DSI”). Bonus interest on deferred fixed annuities and contract enhancements on variable annuities are capitalized as deferred sales inducements. Deferred sales inducements are increased by interest thereon and amortized into income in proportion to estimated gross profits, including net realized gains (losses) on investments. Deferred sales inducements are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable is written off with a charge through deferred sales inducements amortization. No such write-offs were required for 2021, 2020, and 2019.

The balances of and changes in deferred sales inducements were as follows (in thousands):

	Years Ended December 31,
	2021	2020	2019
Balance, beginning of year	$829	$1,569	$2,646
Deferrals of sales inducements	6	27	37
Amortization	(187)	(198)	(252)
Unrealized investment losses (gains)	659	(569)	(862)
Balance, end of year	$1,307	$829	$1,569

6.    Reinsurance

The Company enters into ceded reinsurance agreements with other companies in the normal course of business. Reinsurance agreements are reported on a gross basis on the Company’s balance sheets as an asset for amounts recoverable from reinsurers or as a component of other liabilities for amounts, such as premiums, owed to reinsurers. Reinsurance ceded premiums and benefits provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premium income and benefit expenses are reported net of insurance ceded.

The Company cedes reinsurance to unaffiliated insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The Company reinsures certain of its risks to other reinsurers under a yearly renewable term or coinsurance basis. The Company regularly monitors the financial strength rating of reinsurers.

Jackson-NY amended its variable annuity reinsurance agreement with Jackson in 2016. The amendment of the treaty allows for 90% of the entire variable annuity contract to be ceded to Jackson on a coinsurance basis (modified coinsurance for Separate Account liabilities) and covers all existing and future issues of variable annuity contracts issued by Jackson-NY. The amendment in 2016 resulted in an initial gain to Jackson-NY of $242.9 million, which was deferred and is being amortized into income over the life of the business. At December 31, 2021 and 2020, the remaining balance to be amortized was $121.5 million and $145.8 million, respectively.

Gross fees in 2021 and 2020 totaled $395.0 million and $328.3 million, with $355.0 million and $295.2 million ceded under the coinsurance agreement, respectively.

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The effect of reinsurance on premiums was as follows (in thousands):

	Years Ended December 31,
	2021	2020	2019
Direct premiums	$300	$260	$396
Ceded premiums	(233)	(191)	(427)
Total premiums	$67	$69	$(31)

The effect of reinsurance on benefits was as follows (in thousands):

	Years Ended December 31,
	2021	2020	2019
Direct benefits	$15,640	$9,574	$5,111
Ceded benefits	(11,449)	(6,575)	(3,345)
Change in reserves, net of reinsurance	(20,982)	20,524	312
Total benefits	$(16,791)	$23,523	$2,078

Components of the reinsurance recoverable were as follows (in thousands):

	December 31,
	2021	2020
Reinsurance recoverable:
Ceded reserves	$1,452,759	$1,745,349
Ceded claims liability	59,096	67,106
Ceded claims paid	42,370	35,399
Ceded benefit payments/transfers	270,645	230,266
Total	$1,824,870	$2,078,120

Reinsurance recoverable from the Parent totaled $1,822.2 million and $2,075.3 million at December 31, 2021 and 2020, respectively.

The following table sets forth the Company’s net life insurance in-force (in thousands):

	December 31,
	2021	2020
Direct life insurance in-force	$102,283	$125,833
Amounts ceded to other companies	(60,590)	(75,761)
Net life insurance in-force	$41,693	$50,072

7.    Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds

The following table sets forth the Company’s reserves for future policy benefits and claims payable balances (in thousands):

	December 31,
	2021	2020
Traditional life	$4,066	$1,577
Guaranteed benefits	258,840	471,884
Claims payable and Other	78,507	85,752
Total	$341,413	$559,213

For traditional life insurance contracts, which include term and whole life, reserves are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest rates, lapse and expenses, plus provisions for adverse deviation. These assumptions are not unlocked unless the reserve is determined to be deficient.
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The Company’s liability for future policy benefits also includes liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 8.

The following table sets forth the Company’s liabilities for other contract holder fund balances (in thousands):

	December 31,
	2021	2020
Interest-sensitive life	$4,290	$4,816
Variable annuity fixed option	1,352,580	1,464,227
Fixed annuity	404,994	433,995
Total	$1,761,864	$1,903,038

For interest-sensitive life contracts, liabilities approximate the policyholder’s account value. For fixed annuities, and variable annuity fixed option, as detailed in the above table, the liability is the policyholder’s account value. At December 31, 2021, the Company had interest sensitive life business with minimum guaranteed interest rates ranging from 3.0% to 4.0%, with a 3.98% average guaranteed rate and fixed interest rate annuities with minimum guaranteed rates ranging from 1.0% to 3.0% and a 1.85% average guaranteed rate.

At both December 31, 2021 and 2020, approximately 92% of the Company’s interest sensitive life business account values correspond to crediting rates that are at the minimum guaranteed interest rates.

At both December 31, 2021 and 2020, approximately 93% of the Company’s fixed interest rate annuity account values correspond to crediting rates that are at the minimum guaranteed interest rates. The following tables show the distribution of the fixed interest rate annuities’ account values within the presented ranges of minimum guaranteed interest rates (in millions):

	December 31, 2021
Minimum Guaranteed Interest Rate	Account Value
	Fixed	Variable	Total
1.0%	$37	$799	$836
>1.0% - 2.0%	52	204	256
>2.0% - 3.0%	283	312	595
Total	$372	$1,315	$1,687

	December 31, 2020
Minimum Guaranteed Interest Rate	Account Value
	Fixed	Variable	Total
1.0%	$41	$883	$924
>1.0% - 2.0%	57	219	276
>2.0% - 3.0%	298	328	626
Total	$396	$1,430	$1,826

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8.    Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees

Variable Annuity Guarantees

Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal and income benefits. Certain benefits, including non-life contingent components of GMWB and GMWB for Life, which are reinsured through the contract that Jackson-NY has with its Parent, and the reinsurance recoverable on the Company’s GMIB, which is reinsured through an unrelated party, are recorded at fair value. Guaranteed benefits that are not subject to fair value accounting are accounted for as insurance benefits. Variable annuity embedded derivatives are carried at fair value on the Company’s balance sheet as a component of reserves for future policy benefits and claims payable. The Company discontinued offering the GMIB in 2009.

The non-life contingent component of GMWB and GMWB for Life contracts consists of those guaranteed withdrawal amounts paid to the contract holder in excess of the account value of the contract, up to the amount of the living benefit base. Withdrawal amounts paid to the contract holder in excess of the living benefit base are considered life contingent, and are accounted for as insurance benefits. Non-life contingent components of GMWB and GMWB for Life contracts are recorded at fair value with changes in fair value recorded in death, other policy benefits and change in policy reserves. The fair value of the reserve is based on the expectations of future benefit payments and certain future fees associated with the benefits. At the inception of the contract, the Company attributes to the embedded derivative a portion of rider fees collected from the contract holder, which is then held static in future valuations. Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid under the guaranteed benefit at the inception of the contract. In subsequent valuations, both the present value of future benefits and the present value of attributed fees are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative. Thus, when unfavorable equity market movements cause declines in the contract holder’s account value relative to the guarantee benefit, the valuation of future expected claims would generally increase relative to the measurement performed at the inception of the contract, resulting in an increase in the fair value of the embedded derivative liability (and vice versa).
Fair values for GMWB, GMWB for Life as well as GMIB reinsurance recoverables, are calculated using internally developed models because active, observable markets do not exist for those guaranteed benefits.

The fair value calculation is based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts. Estimating these cash flows requires numerous estimates and subjective judgments related to capital market inputs, as well as actuarially determined assumptions related to expectations regarding policyholder behavior. Capital market inputs include expected market rates of return, market volatility, correlations of market index returns to funds, fund performance and discount rates. The more significant actuarial assumptions include benefit utilization by policyholders, lapse, mortality and withdrawal rates. Estimates of future policyholder behavior are subjective and are based primarily on the Company’s experience and that of its Parent. Best estimate assumptions plus risk margins are used as applicable.

At each valuation date, the fair value calculation reflects expected returns based on the greater of LIBOR swap rates and constant maturity treasury rates as of that date to determine the value of expected future cash flows produced in a stochastic process. Volatility assumptions are based on available market data for implied market volatility for durations up to 10 years, grading to a historical volatility level by year 15, where such long-term historical volatility levels contain an explicit risk margin.

The fair value of a liability reflects the effect of nonperformance risk. Nonperformance risk includes, but may not be limited to, a reporting entity’s own credit risk. The Company incorporates nonperformance risk into the fair value calculation through the use of discount rates based on a blend of of yields on similarly rated peer debt and yields on Jackson Financial debt (adjusted to operating company levels).

As markets change, mature and evolve and actual policyholder behavior emerges, management regularly evaluates the appropriateness of its assumptions for this component of the fair value model.

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The use of the models and assumptions described above requires a significant amount of judgment. Management believes the aggregation of each of these components results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance. However, the ultimate settlement amount of the asset or liability, which is currently unknown, could be significantly different than this fair value.

The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (“traditional variable annuities”). The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (“variable contracts with guarantees”) either a) return of no less than total deposits made to the account adjusted for any partial withdrawals, b) total deposits made to the account adjusted for any partial withdrawals plus a minimum return, or c) the highest account value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (GMDB), at annuitization (GMIB) or upon the depletion of funds (GMWB).

The assets supporting the variable portion of variable annuity contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for separate account liabilities. Liabilities for guaranteed benefits are general account obligations and are reported in reserves for future policy benefits and claims payable. Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue as fee income. Changes in liabilities for minimum guarantees are reported within death, other policy benefits and change in policy reserves in the income statement.

Separate Account Assets and Liabilities

The Company maintains separate account assets associated with variable life and annuity contracts, which are reported at fair value. The related liabilities are reported at an amount equivalent to the separate account assets. At December 31, 2021 and 2020, the assets and liabilities associated with variable life and annuity contracts were $17.7 billion and $15.3 billion, respectively. Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company. Separate account net investment income, net investment realized and unrealized gains and losses, and the related liability changes are offset within the same line item in the income statements. Amounts assessed against the contract holders for mortality, variable annuity benefit guarantees, administrative, and other services are reported in revenue as fee income.

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At December 31, 2021 and 2020, the Company provided variable annuity contracts with guarantees, for which the net amount at risk (“NAR”) is defined as the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

December 31, 2021	Minimum Return	Account Value	Net Amount at Risk	Weighted Average Attained Age	Average Period until Expected Annuitization
Return of net deposits plus a minimum return
GMDB	0%	$12,582	$79	67.5 years
GMWB - Premium only	0%	241	1
GMWB	0-5%*	15	—
Highest specified anniversary account value
minus withdrawals post-anniversary
GMDB		2,542	15	68.9 years
GMWB - Highest anniversary only		260	2
GMWB		32	2
Combination net deposits plus minimum return,
highest specified anniversary account value
minus withdrawals post-anniversary
GMIB	0-6%	88	22		0.5 years
GMWB	0-8%*	12,698	279

* Ranges shown based on simple interest. The upper limits of 5% or 8% simple interest are approximately equal to 4.1% and 6%, respectively, on a compound interest basis over a typical 10-year bonus period. The combination GMWB category also includes benefits with a defined increase in the withdrawal percentage under pre-defined non-market conditions.

December 31, 2020	Minimum Return	Account Value	Net Amount at Risk	Weighted Average Attained Age	Average Period until Expected Annuitization
Return of net deposits plus a minimum return
GMDB	0%	$10,839	$83	66.1 years
GMWB - Premium only	0%	223	1
GMWB	0-5%*	18	—
Highest specified anniversary account value
minus withdrawals post-anniversary
GMDB		2,272	17	67.4 years
GMWB - Highest anniversary only		231	2
GMWB		31	3
Combination net deposits plus minimum return,
highest specified anniversary account value
minus withdrawals post-anniversary
GMIB	0-6%	82	26		0.5 years
GMWB	0-8%*	11,039	366

* Ranges shown based on simple interest. The upper limits of 5% or 8% simple interest are approximately equal to 4.1% and 6%, respectively, on a compound interest basis over a typical 10-year bonus period. The combination GMWB category also includes benefits with a defined increase in the withdrawal percentage under pre-defined non-market conditions.

Amounts shown as GMWB above include a ‘not-for-life’ component up to the point at which the guaranteed withdrawal benefit is exhausted, after which benefits paid are considered to be ‘for-life’ benefits. The liability related to this ‘not-for-life’ portion is valued as an embedded derivative, while the ‘for-life’ benefits are valued as an insurance liability (see below). For this table, the net amount at risk of the ‘not-for-life’ component is the undiscounted excess of the guaranteed withdrawal benefit over the account value, and that of the ‘for-life’ component is the estimated value of additional life contingent benefits paid after the guaranteed withdrawal benefit is exhausted.

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Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

	December 31,
	2021	2020
Fund type:
Equity	$11,094	$9,382
Bond	1,355	1,304
Balanced	2,599	2,398
Money market	67	74
Total	$15,115	$13,158

GMDB liabilities reflected in the general account were as follows (in millions):

	Year Ended December 31,
	2021	2020
Balance as of beginning of period	$59	$53
Incurred guaranteed benefits	1	10
Paid guaranteed benefits	(4)	(4)
Balance as of end of period	$56	$59

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the liability balance through the income statement within death, other policy benefits and change in policy reserves, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB liability at both December 31, 2021 and 2020 (except where otherwise noted):

•Use of a series of stochastic investment performance scenarios, based on historical average market volatility.
•Mean investment performance assumption of 7.15%, after investment management fees, but before external investment advisory fees and mortality and expense charges.
•Mortality equal to 38% to 100% of the IAM 2012 basic table improved using Scale G through 2019.
•Lapse rates varying by contract type, duration and degree the benefit is in-the-money and ranging from 0.3% to 28.0% (before application of dynamic adjustments).
•Discount rates: 7.15% on 2020 and later issues, 7.4% on 2013 through 2019 issues, 8.4% on 2012 and prior.

Most GMWB reserves are considered to be derivatives under current accounting guidance and are recognized at fair value, as previously defined, with the change in fair value reported in death, other policy benefits and change in policy reserves. The fair value of these liabilities is determined using stochastic modeling and inputs as further described in Note 4. The fair valued GMWB had a reserve liability of $185.9 million and $397.3 million at December 31, 2021 and 2020, respectively, and was reported in reserves for future policy benefits and claims payable.

Jackson-NY has also issued certain GMWB products that guarantee payments over a lifetime. Reserves for the portion of these benefits after the point where the guaranteed withdrawal balance is exhausted are calculated using assumptions and methodology similar to the GMDB liability. At December 31, 2021 and 2020, these GMWB reserves totaled $12.2 million and $10.9 million, respectively, and were reported in reserves for future policy benefits and claims payable.

The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating the direct GMIB liability are consistent with those used for calculating the GMDB liability. At December 31, 2021 and 2020, GMIB reserves totaled $3.4 million and $3.6 million, respectively.
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9.    Income Taxes

U.S. Tax Law Changes

On March 27, 2020, H.R. 748, the Coronavirus Aid, Relief, and Economic Security Act, “the CARES ACT”, was signed into legislation. The CARES ACT includes tax provisions relevant to businesses that during 2020 impacted taxes related to 2018 and 2019. Some of the significant changes are reducing the interest expense disallowance for 2019 and 2020, allowing the five year carryback of net operating losses for 2018-2020, suspension of the 80% limitation of taxable income for net operating loss carryforwards for 2018-2020, and the acceleration of depreciation expense from 2018 and forward on qualified improvement property. In 2020, the Company did not recognize a tax benefit as a result of the CARES ACT. In addition, the Taxpayer Certainty & Disaster Tax Relief Act was enacted on December 27, 2020. There was no impact to taxes from this legislation in 2021 and 2020.

Effective Tax Rate

The components of the provision for federal, state and local income taxes were as follows (in thousands):

	Years Ended December 31,
	2021	2020 (1)	2019 (1)
Current tax expense (benefit)
Federal	$(3,441)	$(15,649)	$1,148
State and local	24	37	—
Total current tax expense (benefit)	(3,417)	(15,612)	1,148
Deferred tax expense (benefit)
Federal	4,355	11,723	(1,382)
State and local	130	(665)	—
Total deferred tax expense (benefit)	4,485	11,058	(1,382)
Total income tax expense (benefit)	$1,068	$(4,554)	$(234)
(1) Years ended December 31, 2020, and 2019, were reclassified to conform with the current year presentation of State and local taxes.

For the tax year ended December 31, 2021, the current tax benefit includes $3.2 million for the reversal of the uncertain tax position.

The federal income tax provisions differ from the amounts determined by multiplying pretax income attributable to the Company by the statutory federal income tax rate of 21% were as follows (in thousands):

	Years Ended December 31,
	2021	2020	2019
Income taxes at statutory rate	$17,993	$10,685	$14,098
State income taxes	127	(497)	—
Dividends received deduction	(10,654)	(11,718)	(11,789)
Provision for uncertain tax benefit	(3,187)	—	—
Foreign tax credits	(3,211)	(4,037)	(2,559)
Prior year deferred tax benefit	—	1,005	—
Other (1)	—	8	16
Income tax expense (benefit)	$1,068	$(4,554)	$(234)
Effective tax rate	1.2%	(9.0)%	(0.3)%
(1) Aggregation of insignificant reconciling items that are less than 5% of the computed income tax expense (benefit) in accordance with guidance.

For 2019, the rate reconciling items for Foreign tax credits and other items included a reclassification to conform with the current year presentation.

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The Dividends received deduction (“DRD”) reduces the amount of divided income subject to tax. The DRD for the current period was estimated using information from 2020 and estimates of current year investments results The actual current year DRD can vary based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from fund investments, changes in the account balances of variable life and annuity contracts, and the Company’s taxable income before the DRD.

Income Taxes Paid

Income taxes received from Jackson, under the tax sharing agreement, in 2021, 2020 and 2019 were $9.3 million, $5.3 million, and $3.9 million, respectively.

Deferred Taxes And Assessment Of Valuation Allowance

The tax effects of significant temporary differences that gave rise to deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2021	2020
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items	$5,843	$8,949
Deferred gain on reinsurance	25,890	31,103
Other	1,603	1,879
Total gross deferred tax asset	33,336	41,931
Valuation allowance	—	—
Gross deferred tax asset, net of valuation allowance	$33,336	$41,931
Gross deferred tax liability
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements	$(3,420)	$(6,762)
Other investments items	(1,353)	(2,116)
Net unrealized gains on available-for-sale securities	(6,652)	(15,482)
Other	—	(8)
Total gross deferred tax liability	(11,425)	(24,368)
Net deferred tax asset	$21,911	$17,563

Deferred income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes. Such temporary differences are principally related to the effects of recording certain invested assets at market value, the deferral of acquisition costs and sales inducements and the provisions for future policy benefits and expenses. Deferred tax assets and liabilities are measured using the tax rates expected to be in effect when such benefits are realized.

The Company is required to evaluate the recoverability of its deferred tax assets and establish a valuation allowance, if necessary, to reduce its deferred tax asset to an amount that is more likely than not to be realizable. Considerable judgment and the use of estimates are required when determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. When evaluating the need for a valuation allowance, the Company considers many factors, including: the nature and character of the deferred tax assets and liabilities; taxable income in prior carryback years; future reversals of temporary differences; the length of time carryovers can be utilized; and any tax planning strategies the Company would employ to avoid a tax benefit from expiring unused.

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The Company evaluated each component of the deferred tax asset and assessed the effects of limitations and/or interpretations on the value of such components to be fully recognized in the future. The Company also evaluated the likelihood of sufficient taxable income in the future to offset the available deferred tax assets based on evidence considered to be objective and verifiable. Based on the analysis at December 31, 2021 and 2020, the Company concluded that it is more likely than not, that the $21.9 million and $17.6 million, respectively, of net deferred tax assets will be realized because the Company would be reimbursed for the utilization of any net operating losses or credits on a consolidated basis under the terms of the tax sharing agreement.

Accounting For Uncertainty In Income Taxes

The Company determines whether a tax position is more likely than not to be sustained upon examination by tax authorities. The portion of a tax position that is greater than the 50% likelihood of being realized is recorded on the financial statements and any unrecognized part of a position due to uncertainties are recorded as a liability and are charged to to income tax in the period that determination is made. The Company has considered both permanent and temporary positions in determining the unrecognized tax benefit rollforward. At December 31, 2021, the Company had no reserves related to unrecognized tax benefits. For the year ended December 31, 2021, the Company decreased the reserve related to a change in the calculation of its tax basis reserves as a result of the lapse of the statute of limitations. For the year ended December 31, 2020, the Company decreased the reserve related to the exclusion of short-term capital gains from the separate account dividends received deduction (“DRD”) calculation as a result of settlement through the IRS Fast Track Settlement process. The unrecognized benefit had been recorded in the net FIT receivable included in other assets on the balance sheet.

The following table summarizes the changes in the Company’s unrecognized tax benefits (in thousands):

	December 31,
	2021	2020
Unrecognized tax benefit, beginning of year	$2,315	$4,222
Additions for tax positions identified	—	—
Decrease for Change in Tax Reserves position	(2,315)	—
Decrease for DRD short-term position	—	(1,907)
Unrecognized tax benefit, end of year	$—	$2,315

The Company recognizes interest and penalties accrued, if any, related to unrecognized tax benefits as a component of income tax (benefit) expense. The Company did not recognize any interest and penalty expense in 2021, 2020 and 2019. For 2021 and 2020 the Company had accrued total interest expense of nil and $1.3 million, respectively. For 2021 and 2020, the Company did not accrue any amounts for penalties.

Based on information available as of December 31, 2021, the Company believes that, in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease.

Tax Examinations and Litigation

The Company is no longer subject to U.S. federal tax examinations by tax authorities for years prior to 2018. Tax years from 2018 to 2021 remain open under the statute of limitations. The 2017 IRS exam of the Brooke Life consolidated return closed during 2021 with no material impact to the company.

Organization and Tax Sharing Agreements

The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as certain foreign jurisdictions.
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Brooke Life files a consolidated life insurance company tax return with Jackson, Jackson-NY, and Squire Reassurance Company II, Inc. (“Squire Re II”).

Brooke Life, Jackson, Jackson-NY, and Squire Re II have entered into written tax sharing agreements. These tax sharing agreements are generally based on a separate return basis with benefits for credits and losses.

10. Commitments, Contingencies, and Guarantees

In the ordinary course of business, the Company is party to legal actions and, at times, regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company’s financial position. A reserve is established for contingent liabilities if it is probable that a loss has been incurred and the amount is reasonably estimable. It is possible that an adverse outcome in certain of the Company’s contingent liabilities, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company’s financial position. However, it is the opinion of management that the ultimate disposition of contingent liabilities is unlikely to have a material adverse effect on the Company’s financial position. The Company accrues for legal contingencies once the contingency is deemed to be probable and reasonably estimable.

At December 31, 2021, unfunded commitments related to debt securities totaled $229 thousand.

11.    Statutory Accounting Capital and Surplus

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred and establishing future policy benefit liabilities using different actuarial assumptions, as well as valuing investments and certain assets and accounting for deferred income taxes on a different basis.

The declaration of dividends that can be paid by the Company is regulated by New York Insurance Law. The Company must file a notice of its intention to declare a dividend and the amount thereof with the Superintendent at least thirty days in advance of any proposed dividend declaration. Dividends are only payable out of earned surplus. The maximum amount of dividends that can be paid in 2022 without prior approval is approximately $66.0 million.

Statutory capital and surplus of the Company, as reported in its Annual Statement, was $661.9 million and $607.8 million at December 31, 2021 and 2020, respectively. Statutory net income of the Company, as reported in its Annual Statement, was $48.4 million, $19.9 million, and $27.1 million in 2021, 2020 and 2019, respectively.

A Continuous CARVM reserve basis is prescribed for New York domiciled companies. In the National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual (“NAIC SAP”), the application of Curtate CARVM reserve valuation is required. The Company’s reserves are not valued under Curtate CARVM according to NAIC SAP, but rather, are valued under Continuous CARVM according to New York Insurance Law. This impacted fixed annuity reserves in both years presented in the annual financial statements and variable annuities in 2019 only. If the application of Curate CARVM reserve valuation were used, statutory capital and surplus would have increased by $243 thousand and $368 thousand at December 31, 2021 and 2020, respectively, and statutory net income would have decreased by $125 thousand, $44 thousand, and $1.6 million, in 2021, 2020 and 2019, respectively.

Valuation Manual-22: Maximum Valuation Interest Rates for Income Annuities (“VM-22”) was effective for NAIC SAP for 2018. New York state law did not reference the Valuation Manual for purposes of defining minimum reserve standards in calendar year 2018, did not require VM-22 for 2019, and adopted an adaptation of VM-22 beginning in 2020. Thus, reserves for payout business are not valued according to VM-22, but rather, are valued per New York regulations. If reserves were established according to NAIC SAP, statutory capital and surplus would have decreased by $401 thousand and $670 thousand as of December 31, 2021 and 2020, respectively. Additionally, net income would have increased (decreased) by $261 thousand, $248 thousand, and $(1.4) million in 2021, 2020 and 2019, respectively.

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Valuation Manual-21: Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”) was amended and effective for NAIC SAP for 2020. New York state law incorporated VM-21 but also included an additional floor calculation for purposes of defining minimum reserve standards. The Company’s reserves were not valued solely under VM-21 according to NAIC SAP, but rather, were valued with the additional floor calculation according to New York Insurance Law. If reserves were established according to NAIC SAP, statutory capital and surplus would have increased $25.9 million and $24.8 million as of December 31, 2021 and 2020, respectively. Additionally, net income would have increased (decreased) by $(751) thousand and $7.0 million in 2021 and 2020, respectively.

The Company’s asset adequacy testing follows New York’s prescribed assumptions. In 2020, the Company viewed these assumptions to not follow NAIC SAP, requiring the Company to establish additional reserves of $59.0 million at December 31, 2020. If reserves were established according to NAIC SAP, statutory capital and surplus would be increased by $46.6 million as of December 31, 2020.

The Company received approval from the New York State Department of Insurance and Financial Services regarding the use of a permitted practice which allows early adoption of an exemption for ordinary life insurance certificates issued during 2021 and 2020 that would be subject to VM-20 of the NAIC Valuation Manual. The exemption for companies meeting the conditions of APF 2020-09 will be part of the 2022 Valuation Manual. The permitted practice does not result in differences in net income or capital and surplus between NAIC SAP and practices prescribed or permitted by the state of New York, as reserves are established utilizing the same methodology as prior years. However, the additional principle-based reserving requirements are eliminated.

The NAIC has developed certain risk-based capital (“RBC”) requirements for life insurance companies. Under those requirements, compliance is determined by a ratio of a company’s total adjusted capital (“TAC”), calculated in a manner prescribed by the NAIC to its authorized control level RBC, calculated in a manner prescribed by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice the authorized control level RBC (“Company action level RBC”). At December 31, 2021, the Company’s TAC was more than 1500% of the Company action level RBC.

12.    Other Related Party Transactions

The Company's investment portfolio is managed by PPM America, Inc. (“PPM”), a registered investment adviser. PPM Holdings, Inc. ("PPMH"), is the holding company of PPM, and is a wholly-owned subsidiary of Jackson Financial, Inc., which is the ultimate parent of Jackson-NY. The Company paid $1.8 million, $1.5 million, and $1.4 million to PPM for investment advisory services during 2021, 2020, and 2019, respectively.

The Company has an administrative services agreement with Jackson, under which Jackson provides certain administrative services. Administrative fees paid to Jackson were $14.0 million, $38.7 million, and $27.9 million in 2021, 2020 and 2019, respectively.

The Company has an administrative services agreement with Jackson National Life Distributors, LLC (“JNLD”), a subsidiary of Jackson, under which JNLD provides certain administrative and marketing services. Fees for these services paid to JNLD were $0.7 million, $1.8 million, and $2.3 million in 2021, 2020 and 2019, respectively.

13.    Benefit Plans

The Company participates in a defined contribution retirement plan covering substantially all employees, sponsored by its Parent. Effective January 1, 2020 employees are immediately eligible to participate in the Company’s matching contribution. To be eligible to participate in the Company’s profit sharing contribution, an employee must have attained the age of 21, completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary. In addition, the employee must be employed on the applicable January 1 or July 1 entry date. The Company’s annual profit sharing contributions are based on a percentage of eligible compensation paid to participating employees during the year. In addition, the Company matches a participant’s elective contribution, up to 6 percent of eligible compensation, to the plan during the year. The Company’s expenses related to this plan were $179 thousand, $301 thousand, and $300 thousand in 2021, 2020 and 2019, respectively.

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The Company maintains non-qualified voluntary deferred compensation plans for certain employees, sponsored by its Parent. Additionally, the Company sponsors a non-qualified voluntary deferred compensation plan for certain agents, with the assets retained by Jackson under an administrative services agreement. At December 31, 2021 and 2020, Jackson’s liability for the Company’s portion of such plans totaled $6.7 million and $6.9 million, respectively. There were no expenses related to these plans in 2021, 2020 and 2019.

14.    Accumulated Other Comprehensive Income

Comprehensive income includes all changes in shareholder’s equity (except those arising from transactions with owner/shareholder) and, in the Company’s case, includes net income and net unrealized gains or losses on available-for-sale debt securities.

The following table represents changes in the balance of accumulated other comprehensive income ("AOCI"), net of income tax, related to unrealized investment gains (losses) (in thousands):

	Years Ended December 31,
	2021	2020	2019
Balance, beginning of period	$64,645	$33,346	$(2,336)

Change in unrealized appreciation (depreciation) of investments	(49,830)	61,153	66,513
Change in unrealized appreciation (depreciation) - other	13,854	(18,924)	(22,702)
Change in deferred tax asset	7,685	(9,114)	(9,200)
Other comprehensive income (loss) before reclassifications	(28,291)	33,115	34,611
Reclassifications from AOCI, net of tax	(4,229)	(1,816)	1,071
Other comprehensive income (loss)	(32,520)	31,299	35,682
Balance, end of period	$32,125	$64,645	$33,346

The following table represents amounts reclassified out of AOCI (in thousands):

AOCI Components	Amounts Reclassified from AOCI			Affected Line Item in the Income Statement

	Years Ended December 31,
	2021	2020	2019
Net unrealized investment gain (loss):
Net realized gain (loss) on investments	$(7,863)	$(3,485)	$2,091	Net realized gains (losses) on investments
Other impaired securities	6	95	(45)	Net realized gains (losses) on investments
Net unrealized gain (loss)	(7,857)	(3,390)	2,046
Amortization of deferred acquisition costs	2,482	1,091	(690)
Reclassifications, before income taxes	(5,375)	(2,299)	1,356
Income tax expense (benefit)	(1,146)	(483)	285
Reclassifications, net of income taxes	$(4,229)	$(1,816)	$1,071

15.    Subsequent Events

The Company has evaluated events through March 25, 2022, which is the date these financial statements were issued.
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